UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,056.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class T	.78%
Actual		$ 1,000.00	$ 1,057.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class C	1.52%
Actual		$ 1,000.00	$ 1,053.70	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,058.30	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,058.10	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 6.4%	U.S. Government and U.S. Government Agency Obligations 13.6%
AAA 0.5%	AAA 1.2%
AA 8.1%	AA 10.4%
A 33.0%	A 20.3%
BBB 38.9%	BBB 32.6%
BB and Below 6.4%	BB and Below 5.6%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 16.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	9.6	9.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	6.7	6.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 84.3%		Corporate Bonds 68.6%
	U.S. Government and U.S. Government Agency Obligations 6.4%		U.S. Government and U.S. Government Agency Obligations 13.6%
	Municipal Bonds 2.2%		Municipal Bonds 1.0%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 16.3%
* Foreign investments	10.3%	** Foreign investments	10.6%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 327,377
Automobiles - 0.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	453,641
2.3% 1/9/15 (b)	1,250,000	1,271,496
Volkswagen International Finance NV 1.875% 4/1/14 (b)	1,130,000	1,142,288
		2,867,425
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,468,598
Discovery Communications LLC 6.35% 6/1/40	221,000	277,873
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	138,383
5.15% 4/30/20	1,625,000	1,878,372
6.4% 4/30/40	390,000	487,907
News America, Inc.:
6.15% 2/15/41	1,285,000	1,526,401
6.9% 8/15/39	300,000	371,788
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,934,636
6.75% 7/1/18	700,000	860,433
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,957,445
6.2% 3/15/40	300,000	355,741
Viacom, Inc.:
1.25% 2/27/15	390,000	390,591
3.5% 4/1/17	34,000	36,496
		11,684,664
Specialty Retail - 1.4%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,393,592
5.95% 4/1/41	941,000	1,211,222
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	883,938
3.8% 11/15/21	144,000	155,493
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
5.125% 11/15/41	$ 650,000	$ 742,021
Staples, Inc. 7.375% 10/1/12	100,000	103,725
		4,489,991
TOTAL CONSUMER DISCRETIONARY		19,369,457
CONSUMER STAPLES - 8.4%
Beverages - 2.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	77,203
5.375% 11/15/14	218,000	243,903
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	311,063
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,157,880
5.875% 1/15/36	970,000	986,187
6.375% 6/15/14	59,000	65,134
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,804,980
2.45% 1/15/17 (b)	2,655,000	2,707,330
3.75% 1/15/22 (b)	300,000	312,793
		8,666,473
Food Products - 1.3%
Kraft Foods, Inc.:
5.375% 2/10/20	2,282,000	2,660,011
6.5% 8/11/17	1,274,000	1,546,384
		4,206,395
Household Products - 2.6%
Kimberly-Clark Corp. 2.4% 3/1/22	7,500,000	7,380,990
Procter & Gamble Co. 0.7% 8/15/14	1,065,000	1,069,074
		8,450,064
Tobacco - 1.8%
Altria Group, Inc.:
4.125% 9/11/15	2,100,000	2,301,913
4.75% 5/5/21	650,000	715,840
9.7% 11/10/18	182,000	247,748
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.375% 11/15/41	$ 2,100,000	$ 2,163,731
Reynolds American, Inc. 6.75% 6/15/17	131,000	156,061
		5,585,293
TOTAL CONSUMER STAPLES		26,908,225
ENERGY - 6.9%
Energy Equipment & Services - 0.9%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	169,537
5.35% 3/15/20 (b)	116,000	128,077
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	732,987
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,225
3.05% 3/1/16	450,000	465,891
Transocean, Inc. 6.5% 11/15/20	930,000	1,084,312
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,097
5.15% 3/15/13	102,000	105,522
		2,894,648
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	455,040
6.375% 9/15/17	1,786,000	2,144,081
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,567
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	546,195
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,390
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	139,970
Enterprise Products Operating LP 4.05% 2/15/22	1,065,000	1,129,352
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	174,884
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	155,534
6.5% 3/1/41	785,000	885,606
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	497,142
Nexen, Inc.:
5.2% 3/10/15	41,000	44,508
6.2% 7/30/19	324,000	384,763
6.4% 5/15/37	860,000	984,720
NGPL PipeCo LLC 6.514% 12/15/12 (b)	52,000	50,216
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 39,000	$ 40,679
5.75% 1/20/20	3,652,000	4,017,200
Petroleos Mexicanos:
5.5% 1/21/21	545,000	597,320
6% 3/5/20	116,000	131,950
6.5% 6/2/41 (b)	260,000	293,150
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	514,000	577,937
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	123,420
Schlumberger Investment SA 1.95% 9/14/16 (b)	2,860,000	2,913,325
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	63,988
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	460,156
4.6% 6/15/21	414,000	436,984
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,213
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,358,329
		19,020,619
TOTAL ENERGY		21,915,267
FINANCIALS - 39.1%
Capital Markets - 4.9%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,279,746
5.25% 10/15/13	935,000	979,100
5.25% 7/27/21	1,227,000	1,228,644
5.75% 1/24/22	3,500,000	3,652,338
5.95% 1/18/18	178,000	192,392
6.15% 4/1/18	204,000	221,117
Lazard Group LLC:
6.85% 6/15/17	171,000	185,895
7.125% 5/15/15	1,108,000	1,194,259
Morgan Stanley:
1.5331% 4/29/13 (d)	270,000	265,199
4% 7/24/15	1,947,000	1,948,889
5.5% 7/28/21	592,000	586,364
5.625% 9/23/19	219,000	218,912
5.75% 1/25/21	385,000	381,520
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 153,000	$ 162,245
The Bank of New York Mellon Corp. 1.2% 2/20/15	3,080,000	3,082,781
		15,579,401
Commercial Banks - 9.4%
Associated Banc Corp. 5.125% 3/28/16	575,000	610,054
Bank of Nova Scotia 1.85% 1/12/15	2,560,000	2,613,908
Comerica, Inc. 4.8% 5/1/15	487,000	512,166
Credit Suisse New York Branch 6% 2/15/18	122,000	128,510
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (b)(d)	139,000	138,305
Discover Bank 7% 4/15/20	2,895,000	3,280,915
Export-Import Bank of Korea 5.5% 10/17/12	101,000	103,184
Fifth Third Bancorp 8.25% 3/1/38	1,848,000	2,367,016
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	550,000	545,875
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	729,689
HSBC Holdings PLC:
5.1% 4/5/21	133,000	145,520
6.5% 9/15/37	100,000	110,044
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,229,021
JPMorgan Chase Bank 6% 10/1/17	2,100,000	2,356,628
KeyBank NA 5.8% 7/1/14	500,000	541,095
KeyCorp. 5.1% 3/24/21	2,081,000	2,261,450
Marshall & Ilsley Bank:
4.85% 6/16/15	620,000	666,852
5% 1/17/17	718,000	766,708
PNC Funding Corp. 2.7% 9/19/16	1,500,000	1,559,390
Regions Bank 7.5% 5/15/18	1,095,000	1,193,550
Regions Financial Corp. 0.7438% 6/26/12 (d)	61,000	60,950
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	40,430
The Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,017,150
UnionBanCal Corp. 5.25% 12/16/13	30,000	31,081
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,712,998
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,159,186
5.625% 10/15/16	152,000	170,855
Wells Fargo & Co. 1.25% 2/13/15	3,050,000	3,044,034
		30,096,564
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 5.9%
American Express Credit Corp.:
2.75% 9/15/15	$ 2,009,000	$ 2,090,182
5.125% 8/25/14	720,000	788,800
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,134,272
Discover Financial Services:
6.45% 6/12/17	107,000	117,461
10.25% 7/15/19	105,000	133,885
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,819,377
5.875% 8/2/21	2,700,000	3,012,242
General Electric Capital Corp.:
2.15% 1/9/15	2,500,000	2,564,930
4.625% 1/7/21	1,000,000	1,085,564
4.65% 10/17/21	1,500,000	1,630,704
5.875% 1/14/38	150,000	167,396
HSBC Finance Corp. 5.9% 6/19/12	104,000	105,482
HSBC USA, Inc. 2.375% 2/13/15	246,000	249,478
John Deere Capital Corp. 1.25% 12/2/14	733,000	744,508
		18,644,281
Diversified Financial Services - 7.4%
Bank of America Corp.:
4.5% 4/1/15	3,200,000	3,248,698
5.75% 12/1/17	1,000,000	1,046,978
6.5% 8/1/16	1,240,000	1,340,514
BP Capital Markets PLC:
3.125% 10/1/15	608,000	651,054
3.561% 11/1/21	2,000,000	2,131,252
3.625% 5/8/14	388,000	410,710
4.5% 10/1/20	300,000	338,355
Capital One Capital V 10.25% 8/15/39	441,000	459,743
Capital One Capital VI 8.875% 5/15/40	100,000	103,203
Citigroup, Inc.:
3.953% 6/15/16	653,000	675,078
4.45% 1/10/17	1,250,000	1,319,481
5.375% 8/9/20	750,000	816,368
5.875% 1/30/42	110,000	116,936
6.125% 5/15/18	75,000	83,785
6.5% 8/19/13	2,133,000	2,260,300
6.875% 3/5/38	175,000	204,964
8.5% 5/22/19	100,000	124,042
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Electric Capital Corp. 5.3% 2/11/21	$ 1,460,000	$ 1,608,151
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,979,030
4.35% 8/15/21	650,000	681,767
4.5% 1/24/22	1,390,000	1,476,465
4.625% 5/10/21	655,000	695,944
5.4% 1/6/42	1,180,000	1,272,852
MetLife Institutional Funding II 1.481% 4/4/14 (b)(d)	600,000	599,771
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,074
		23,773,515
Insurance - 5.7%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,801,112
American International Group, Inc. 4.875% 9/15/16	1,390,000	1,462,116
Aon Corp.:
3.125% 5/27/16	1,609,000	1,660,707
5% 9/30/20	553,000	619,114
6.25% 9/30/40	253,000	314,529
Assurant, Inc. 5.625% 2/15/14	85,000	90,008
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,092,673
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	65,505
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	1,134,000	1,131,340
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	781,350
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	157,140
MetLife, Inc. 4.75% 2/8/21	660,000	731,778
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,829,593
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	102,149
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	159,036
Pacific LifeCorp 6% 2/10/20 (b)	902,000	986,277
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,098,946
5.15% 1/15/13	144,000	149,316
5.625% 5/12/41	1,170,000	1,254,274
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	52,445
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	220,053
Unum Group:
5.625% 9/15/20	1,315,000	1,396,692
7.125% 9/30/16	106,000	121,265
		18,277,418
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 94,000	$ 95,103
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,293,434
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,810,765
5.375% 10/15/12	622,000	627,991
Equity One, Inc. 6.25% 12/15/14	223,000	240,921
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,844
6% 7/15/12	131,000	133,063
6.2% 1/15/17	1,300,000	1,470,973
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,640,259
Washington (REIT) 5.25% 1/15/14	58,000	60,795
		7,481,148
Real Estate Management & Development - 3.4%
BioMed Realty LP 3.85% 4/15/16	914,000	940,531
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	183,353
Duke Realty LP:
5.4% 8/15/14	126,000	134,484
5.5% 3/1/16	1,300,000	1,379,499
ERP Operating LP:
4.625% 12/15/21	458,000	490,570
4.75% 7/15/20	1,020,000	1,094,036
Liberty Property LP:
4.75% 10/1/20	140,000	144,666
5.125% 3/2/15	141,000	149,520
5.5% 12/15/16	1,816,000	1,989,312
Mack-Cali Realty LP 7.75% 8/15/19	126,000	153,609
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	77,949
Simon Property Group LP:
2.8% 1/30/17	47,000	48,875
4.125% 12/1/21	2,333,000	2,520,139
5.65% 2/1/20	775,000	911,943
Tanger Properties LP:
6.125% 6/1/20	641,000	729,922
6.15% 11/15/15	65,000	72,861
		11,021,269
TOTAL FINANCIALS		124,873,596
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc.:
3.875% 11/15/21	$ 2,300,000	$ 2,389,295
5.15% 11/15/41	750,000	783,334
Gilead Sciences, Inc. 2.4% 12/1/14	1,500,000	1,554,482
		4,727,111
Health Care Providers & Services - 3.0%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,536,095
4.75% 11/15/21 (b)	530,000	569,108
6.125% 11/15/41 (b)	740,000	831,360
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,753,532
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,017,640
WellPoint, Inc. 2.375% 2/15/17	810,000	819,566
		9,527,301
Pharmaceuticals - 0.7%
Johnson & Johnson 4.85% 5/15/41	630,000	741,701
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,418,510
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,804
		2,299,015
TOTAL HEALTH CARE		16,553,427
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,686
Airlines - 0.1%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	121,976
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 63,887	$ 64,526
8.36% 1/20/19	51,608	52,383
		238,885
Machinery - 0.2%
Caterpillar, Inc. 5.2% 5/27/41	565,000	681,794
TOTAL INDUSTRIALS		1,029,365
INFORMATION TECHNOLOGY - 2.3%
Computers & Peripherals - 0.5%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,555,334
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,526
5.95% 1/15/14	160,000	171,634
6% 10/1/12	173,000	178,291
		502,451
IT Services - 0.5%
IBM Corp. 1.95% 7/22/16	1,617,000	1,671,960
Office Electronics - 0.3%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,096,778
Software - 0.8%
Oracle Corp.:
3.875% 7/15/20	1,865,000	2,090,091
5.375% 7/15/40	240,000	291,244
		2,381,335
TOTAL INFORMATION TECHNOLOGY		7,207,858
MATERIALS - 2.6%
Chemicals - 0.9%
Dow Chemical Co.:
4.125% 11/15/21	696,000	740,458
4.25% 11/15/20	973,000	1,041,496
5.25% 11/15/41	98,000	107,751
7.6% 5/15/14	997,000	1,133,101
		3,022,806
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 82,000	$ 89,420
Metals & Mining - 1.7%
Alcoa, Inc. 5.4% 4/15/21	120,000	124,888
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	179,445
ArcelorMittal SA:
3.75% 2/25/15	2,350,000	2,391,172
5.5% 3/1/21	440,000	434,755
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,090,388
Vale Overseas Ltd. 6.25% 1/23/17	104,000	120,102
		5,340,750
TOTAL MATERIALS		8,452,976
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.:
2.4% 8/15/16	2,115,000	2,203,773
2.95% 5/15/16	620,000	658,434
3.875% 8/15/21	1,500,000	1,614,779
5.55% 8/15/41	700,000	819,893
6.3% 1/15/38	970,000	1,196,625
CenturyLink, Inc.:
6.45% 6/15/21	775,000	820,298
7.6% 9/15/39	1,033,000	1,057,719
7.875% 8/15/12	1,000,000	1,028,395
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	201,231
5.134% 4/27/20	94,000	92,783
Verizon Communications, Inc.:
3.5% 11/1/21	2,000,000	2,091,616
4.6% 4/1/21	460,000	520,762
		12,306,308
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,480,759
3.625% 3/30/15	564,000	595,020
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	232,834
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5% 3/1/21	$ 1,750,000	$ 1,943,674
5.875% 10/1/19	67,000	77,933
		4,330,220
TOTAL TELECOMMUNICATION SERVICES		16,636,528
UTILITIES - 8.2%
Electric Utilities - 4.4%
AmerenUE 6.4% 6/15/17	133,000	160,156
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	195,764
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	84,174
3.4% 9/1/21	725,000	762,201
4% 8/1/20	800,000	872,631
Duke Energy Carolinas LLC:
1.75% 12/15/16	76,000	76,971
4.25% 12/15/41	106,000	111,628
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,313,908
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	525,225
6.4% 9/15/20 (b)	1,310,000	1,414,247
EDP Finance BV:
5.375% 11/2/12 (b)	1,744,000	1,741,384
6% 2/2/18 (b)	106,000	90,244
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,180
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,077,801
FirstEnergy Solutions Corp.:
4.8% 2/15/15	2,610,000	2,820,418
6.05% 8/15/21	38,000	43,303
Nevada Power Co.:
6.5% 8/1/18	70,000	85,678
6.65% 4/1/36	500,000	661,930
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	22,691
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	195,512
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	74,269
Tampa Electric Co. 6.55% 5/15/36	500,000	641,815
		14,118,130
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.6%
Boston Gas Co. 4.487% 2/15/42 (b)	$ 2,000,000	$ 2,027,094
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,567
		2,045,661
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	192,000	208,089
Southern Power Co. 5.15% 9/15/41	461,000	498,196
		706,285
Multi-Utilities - 3.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,298,990
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	73,475
2.8793% 9/30/66 (d)	1,927,000	1,640,330
7.5% 6/30/66 (d)	145,000	153,338
DTE Energy Co. 1.2272% 6/3/13 (d)	86,000	86,275
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,335
5.4% 7/15/14	60,000	65,420
5.45% 9/15/20	650,000	733,497
5.95% 6/15/41	643,000	723,262
6.15% 3/1/13	1,000,000	1,052,940
6.4% 3/15/18	59,000	69,693
Sempra Energy 2% 3/15/14	2,695,000	2,751,641
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	119,925
Xcel Energy, Inc. 4.8% 9/15/41	554,000	600,558
		9,465,679
TOTAL UTILITIES		26,335,755
TOTAL NONCONVERTIBLE BONDS (Cost $258,998,917)		269,282,454
U.S. Treasury Obligations - 6.4%
	Principal Amount	Value
U.S. Treasury Bonds 3.75% 8/15/41	$ 8,155,000	$ 9,230,424
U.S. Treasury Notes:
1.375% 2/28/19	8,735,000	8,722,719
2.125% 8/15/21	2,364,000	2,410,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,567,245)		20,363,685
Municipal Securities - 2.2%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	230,334
Series 2010 B, 8.084% 2/15/50	280,000	396,917
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,502,163
7.625% 3/1/40	435,000	578,019
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	95,000	105,194
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A:
6.637% 4/1/57	3,009,000	3,488,153
6.655% 4/1/57	690,000	790,071
TOTAL MUNICIPAL SECURITIES (Cost $6,361,115)		7,090,851
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	105,000	123,113
Chilean Republic 3.25% 9/14/21	155,000	158,953
United Mexican States 6.05% 1/11/40	146,000	177,755
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $421,994)		459,821
Bank Notes - 0.2%

Wachovia Bank NA 6% 11/15/17 (Cost $440,363)	405,000	465,812
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $103,588)	$ 102,000	$ 108,228
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $17,620,601)	17,620,601	17,620,601
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $304,513,823)		315,391,452
NET OTHER ASSETS (LIABILITIES) - 1.2%		3,934,377
NET ASSETS - 100%		$ 319,325,829
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,385,233 or 11.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,163
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 269,282,454	$ -	$ 269,282,454	$ -
U.S. Government and Government Agency Obligations	20,363,685	-	20,363,685	-
Municipal Securities	7,090,851	-	7,090,851	-
Foreign Government and Government Agency Obligations	459,821	-	459,821	-
Bank Notes	465,812	-	465,812	-
Preferred Securities	108,228	-	108,228	-
Money Market Funds	17,620,601	17,620,601	-	-
Total Investments in Securities:	$ 315,391,452	$ 17,620,601	$ 297,770,851	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Luxembourg	2.0%
Cayman Islands	1.8%
Canada	1.5%
United Kingdom	1.3%
Mexico	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $286,893,222)	$ 297,770,851
Fidelity Central Funds (cost $17,620,601)	17,620,601
Total Investments (cost $304,513,823)		$ 315,391,452
Receivable for fund shares sold		1,492,015
Interest receivable		2,920,033
Distributions receivable from Fidelity Central Funds		2,153
Total assets		319,805,653

Liabilities
Payable for fund shares redeemed	$ 300,201
Distributions payable	39,838
Accrued management fee	90,391
Transfer agent fee payable	25,992
Distribution and service plan fees payable	23,402
Total liabilities		479,824

Net Assets		$ 319,325,829
Net Assets consist of:
Paid in capital		$ 305,818,350
Distributions in excess of net investment income		(157,019)
Accumulated undistributed net realized gain (loss) on investments		2,786,869
Net unrealized appreciation (depreciation) on investments		10,877,629
Net Assets		$ 319,325,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,636,479 ÷ 2,780,578 shares)	$ 11.02

Maximum offering price per share (100/96.00 of $11.02)	$ 11.48
Class T: Net Asset Value and redemption price per share ($7,283,239 ÷ 661,054 shares)	$ 11.02

Maximum offering price per share (100/96.00 of $11.02)	$ 11.48
Class C: Net Asset Value and offering price per share ($19,372,963 ÷ 1,758,460 shares)A	$ 11.02

Corporate Bond: Net Asset Value, offering price and redemption price per share ($257,446,634 ÷ 23,366,371 shares)	$ 11.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,586,514 ÷ 416,280 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 4,594
Interest		3,803,846
Income from Fidelity Central Funds		4,163
Total income		3,812,603

Expenses
Management fee	$ 408,548
Transfer agent fees	131,853
Distribution and service plan fees	116,797
Independent trustees' compensation	367
Miscellaneous	237
Total expenses before reductions	657,802
Expense reductions	(39)	657,763
Net investment income (loss)		3,154,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,852,613
Change in net unrealized appreciation (depreciation) on investment securities		8,727,829
Net gain (loss)		10,580,442
Net increase (decrease) in net assets resulting from operations		$ 13,735,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,154,840	$ 2,803,266
Net realized gain (loss)	1,852,613	3,917,634
Change in net unrealized appreciation (depreciation)	8,727,829	(2,095,716)
Net increase (decrease) in net assets resulting from operations	13,735,282	4,625,184
Distributions to shareholders from net investment income	(3,367,082)	(2,847,827)
Distributions to shareholders from net realized gain	(2,397,454)	(768,211)
Total distributions	(5,764,536)	(3,616,038)
Share transactions - net increase (decrease)	170,136,658	9,147,425
Total increase (decrease) in net assets	178,107,404	10,156,571

Net Assets
Beginning of period	141,218,425	131,061,854
End of period (including distributions in excess of net investment income of $157,019 and undistributed net investment income of $55,223, respectively)	$ 319,325,829	$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.135	.356	.128
Net realized and unrealized gain (loss)	.460	.366	.446
Total from investment operations	.595	.722	.574
Distributions from net investment income	(.145)	(.370)	(.124)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.275)	(.472)	(.124)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C, D	5.67%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.75%	.74% A
Expenses net of fee waivers, if any	.77% A	.75%	.74% A
Expenses net of all reductions	.77% A	.75%	.74% A
Net investment income (loss)	2.53% A	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,636	$ 12,935	$ 3,083
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February, 29 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.134	.357	.131
Net realized and unrealized gain (loss)	.470	.363	.436
Total from investment operations	.604	.720	.567
Distributions from net investment income	(.144)	(.368)	(.127)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.274)	(.470)	(.127)
Net asset value, end of period	$ 11.02	$ 10.69	$ 10.44
Total Return B, C, D	5.76%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.75%	.68% A
Expenses net of fee waivers, if any	.78% A	.75%	.68% A
Expenses net of all reductions	.78% A	.75%	.68% A
Net investment income (loss)	2.52% A	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,283	$ 5,153	$ 1,026
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.095	.280	.106
Net realized and unrealized gain (loss)	.469	.361	.437
Total from investment operations	.564	.641	.543
Distributions from net investment income	(.104)	(.289)	(.103)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.234)	(.391)	(.103)
Net asset value, end of period	$ 11.02	$ 10.69	$ 10.44
Total Return B, C, D	5.37%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.47%	1.45% A
Expenses net of fee waivers, if any	1.52% A	1.47%	1.45% A
Expenses net of all reductions	1.52% A	1.47%	1.45% A
Net investment income (loss)	1.78% A	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,373	$ 11,111	$ 668
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.152	.388	.137
Net realized and unrealized gain (loss)	.459	.367	.447
Total from investment operations	.611	.755	.584
Distributions from net investment income	(.161)	(.403)	(.134)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.291)	(.505)	(.134)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C	5.83%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.45%	.44% A
Expenses net of fee waivers, if any	.46% A	.45%	.44% A
Expenses net of all reductions	.46% A	.45%	.44% A
Net investment income (loss)	2.84% A	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,447	$ 110,113	$ 124,879
Portfolio turnover rate F	149% A	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.149	.389	.140
Net realized and unrealized gain (loss)	.460	.366	.445
Total from investment operations	.609	.755	.585
Distributions from net investment income	(.159)	(.403)	(.135)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.289)	(.505)	(.135)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C	5.81%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.43%	.42% A
Expenses net of fee waivers, if any	.50% A	.43%	.42% A
Expenses net of all reductions	.50% A	.43%	.42% A
Net investment income (loss)	2.80% A	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,587	$ 1,906	$ 1,406
Portfolio turnover rate F	149% A	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,282,325
Gross unrealized depreciation	(399,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,882,961

Tax cost	$ 303,508,491

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $196,018,112 and $29,538,283, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,796	$ 1,167
Class T	-%	.25%	9,877	23
Class C	.75%	.25%	79,124	20,886
			$ 116,797	$ 22,076

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,563
Class T	4,505
Class C*	971
$ 20,039

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,887.16
Class T	6,908.18
Class C	12,549.16
Corporate Bond	91,915.10
Institutional Class	2,594.14
	$ 131,853

* Annualized

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $237 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $39.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 298,618	$ 119,903
Class T	105,648	43,229
Class C	153,547	42,265
Corporate Bond	2,754,776	2,607,261
Institutional Class	54,493	35,169
Total	$ 3,367,082	$ 2,847,827

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended February 29, 2012	Year ended August 31, 2011
From net realized gain
Class A	$ 226,737	$ 19,036
Class T	84,113	5,392
Class C	181,128	5,080
Corporate Bond	1,864,916	730,206
Institutional Class	40,560	8,497
Total	$ 2,397,454	$ 768,211

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	2,151,333	1,336,934	$ 23,183,917	$ 14,120,100
Reinvestment of distributions	44,604	9,730	476,628	101,662
Shares redeemed	(624,798)	(432,347)	(6,725,792)	(4,532,906)
Net increase (decrease)	1,571,139	914,317	$ 16,934,753	$ 9,688,856
Class T
Shares sold	528,471	478,464	$ 5,696,028	$ 5,051,757
Reinvestment of distributions	16,693	4,383	178,158	45,990
Shares redeemed	(365,938)	(99,224)	(4,011,730)	(1,025,191)
Net increase (decrease)	179,226	383,623	$ 1,862,456	$ 4,072,556
Class C
Shares sold	900,864	1,091,237	$ 9,728,145	$ 11,575,052
Reinvestment of distributions	30,848	4,266	328,492	44,862
Shares redeemed	(212,232)	(120,514)	(2,292,856)	(1,267,376)
Net increase (decrease)	719,480	974,989	$ 7,763,781	$ 10,352,538
Corporate Bond
Shares sold	16,828,286	12,128,747	$ 181,536,392	$ 127,535,788
Reinvestment of distributions	409,103	293,748	4,377,830	3,053,981
Shares redeemed	(4,166,723)	(14,082,596)	(44,909,865)	(146,074,610)
Net increase (decrease)	13,070,666	(1,660,101)	$ 141,004,357	$ (15,484,841)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Institutional Class
Shares sold	314,951	224,468	$ 3,398,757	$ 2,376,509
Reinvestment of distributions	7,387	3,593	78,955	37,377
Shares redeemed	(84,235)	(184,465)	(906,401)	(1,895,570)
Net increase (decrease)	238,103	43,596	$ 2,571,311	$ 518,316

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-USAN-0412
1.907027.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,031.00	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.81%
Actual		$ 1,000.00	$ 1,030.80	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Class B	1.51%
Actual		$ 1,000.00	$ 1,027.20	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.53%
Actual		$ 1,000.00	$ 1,027.10	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.67
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,031.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,032.30	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 67.9%	U.S. Government and U.S. Government Agency Obligations 81.3%
AAA 2.4%	AAA 5.5%
AA 3.3%	AA 3.1%
A 4.4%	A 6.5%
BBB 15.0%	BBB 13.2%
BB and Below 5.4%	BB and Below 6.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets† (15.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	5.0	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*	As of August 31, 2011**
Corporate Bonds 23.8%	Corporate Bonds 23.3%
U.S. Government and U.S. Government Agency Obligations 67.9%	U.S. Government and U.S. Government Agency Obligations 81.3%
Asset-Backed Securities 0.4%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 5.7%	CMOs and Other Mortgage Related Securities 9.6%
Municipal Bonds 0.4%	Municipal Bonds 0.2%
Other Investments 0.3%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets† (15.7)%

* Foreign investments	3.4%	** Foreign investments	3.1%
* Futures and Swaps	(0.7)%	** Futures and Swaps	(0.1)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
Comcast Corp.:
5.15% 3/1/20	$ 5,596	$ 6,557
5.7% 5/15/18	6,385	7,542
6.5% 1/15/17	4,125	4,970
6.55% 7/1/39	4,789	6,078
Discovery Communications LLC 6.35% 6/1/40	3,458	4,348
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,317
6.4% 4/30/40	5,000	6,255
News America Holdings, Inc. 7.75% 12/1/45	3,043	3,659
News America, Inc.:
6.15% 3/1/37	759	874
6.15% 2/15/41	2,347	2,788
Time Warner Cable, Inc.:
4% 9/1/21	17,000	17,778
5.85% 5/1/17	16,878	19,863
6.75% 7/1/18	5,587	6,867
Time Warner, Inc.:
5.375% 10/15/41	1,324	1,467
6.2% 3/15/40	5,000	5,929
		101,292
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,724
Fortune Brands, Inc.:
5.375% 1/15/16	470	522
5.875% 1/15/36	3,830	3,894
6.375% 6/15/14	2,462	2,718
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,098
		16,956
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,353
6.5% 8/11/17	4,718	5,727
		10,080
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	7,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 5,570	$ 7,582
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,525
7.25% 6/15/37	9,654	11,578
		34,873
TOTAL CONSUMER STAPLES		61,909
ENERGY - 2.9%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,203
5.35% 3/15/20 (c)	4,973	5,491
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,298
5% 10/1/21	3,162	3,301
Transocean, Inc.:
5.05% 12/15/16	3,231	3,535
6.375% 12/15/21	4,266	5,033
		28,861
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,329
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,076
EQT Corp. 4.875% 11/15/21	2,163	2,212
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,732
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,832
Nexen, Inc. 6.4% 5/15/37	2,868	3,284
Petro-Canada 6.05% 5/15/18	1,963	2,377
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,940
5.375% 1/27/21	3,278	3,524
5.75% 1/20/20	17,057	18,763
6.75% 1/27/41	10,055	11,681
Petroleos Mexicanos 6.5% 6/2/41 (c)	17,929	20,215
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	777	874
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	3,906	4,194
6.75% 9/30/19 (c)	2,556	3,029
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 2,003	$ 2,039
4.6% 6/15/21	1,124	1,186
Western Gas Partners LP 5.375% 6/1/21	6,237	6,655
Williams Partners LP 4.125% 11/15/20	1,029	1,086
		116,028
TOTAL ENERGY		144,889
FINANCIALS - 10.3%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	5,660
5.75% 1/24/22	2,870	2,995
5.95% 1/18/18	4,817	5,206
6.75% 10/1/37	14,507	14,515
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,826
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,485
Lazard Group LLC:
6.85% 6/15/17	2,464	2,679
7.125% 5/15/15	7,737	8,339
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,049	1,952
Morgan Stanley:
4.75% 4/1/14	1,376	1,392
5.5% 7/28/21	4,390	4,348
6.625% 4/1/18	7,981	8,463
7.3% 5/13/19	4,777	5,155
		70,015
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	7,041	7,158
Credit Suisse New York Branch 6% 2/15/18	8,405	8,854
Discover Bank:
7% 4/15/20	3,642	4,127
8.7% 11/18/19	5,944	7,153
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,128
8.25% 3/1/38	2,385	3,055
Fifth Third Bank 4.75% 2/1/15	949	1,001
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	3,533	3,507
HBOS PLC 6.75% 5/21/18 (c)	3,056	2,746
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20	$ 1,597	$ 1,806
JPMorgan Chase Bank 6% 10/1/17	5,986	6,718
KeyBank NA 6.95% 2/1/28	1,344	1,511
KeyCorp. 5.1% 3/24/21	2,442	2,654
Marshall & Ilsley Bank 5% 1/17/17	6,464	6,903
Regions Bank:
6.45% 6/26/37	8,147	7,495
7.5% 5/15/18	3,713	4,047
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,118
7.75% 11/10/14	4,705	5,024
Wachovia Corp. 4.875% 2/15/14	4,283	4,517
		81,522
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,821
SLM Corp. 5% 10/1/13	391	400
		5,221
Diversified Financial Services - 1.5%
Bank of America Corp.:
5.65% 5/1/18	3,745	3,886
5.75% 12/1/17	13,408	14,038
6.5% 8/1/16	5,430	5,870
Capital One Capital V 10.25% 8/15/39	2,114	2,204
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,112
4.5% 1/14/22	3,182	3,268
5.875% 1/30/42	1,893	2,012
6.125% 5/15/18	9,472	10,581
6.5% 8/19/13	1,317	1,396
JPMorgan Chase & Co.:
4.35% 8/15/21	5,680	5,958
4.5% 1/24/22	4,927	5,233
4.95% 3/25/20	8,888	9,636
5.4% 1/6/42	2,359	2,545
TECO Finance, Inc.:
4% 3/15/16	1,439	1,523
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.: - continued
5.15% 3/15/20	$ 2,067	$ 2,322
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	1,161	1,132
		76,716
Insurance - 1.9%
Allstate Corp. 5.2% 1/15/42	1,247	1,365
American International Group, Inc. 4.875% 9/15/16	3,411	3,588
Aon Corp.:
3.125% 5/27/16	4,835	4,990
5% 9/30/20	2,135	2,390
6.25% 9/30/40	1,748	2,173
Assurant, Inc. 5.625% 2/15/14	4,022	4,259
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,678
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	10,398	10,320
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,261
6.7% 8/15/16 (c)	7,459	8,185
10.75% 6/15/88 (c)(i)	4,022	5,249
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	2,905
MetLife, Inc.:
5.875% 2/6/41	573	700
6.75% 6/1/16	4,485	5,368
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	202	249
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,777
Prudential Financial, Inc.:
4.5% 11/16/21	3,500	3,752
5.8% 11/16/41	3,662	4,091
6.2% 11/15/40	1,810	2,080
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,015
Unum Group 5.625% 9/15/20	4,155	4,413
		92,086
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,492
Camden Property Trust 5.375% 12/15/13	1,818	1,894
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,226	4,338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 4,283	$ 4,324
7.5% 4/1/17	2,623	2,948
9.625% 3/15/16	3,987	4,794
Duke Realty LP 4.625% 5/15/13	317	327
Equity One, Inc.:
5.375% 10/15/15	585	618
6% 9/15/17	3,250	3,491
6.25% 12/15/14	2,985	3,225
6.25% 1/15/17	2,136	2,315
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,774
5.9% 4/1/20	1,389	1,566
6% 7/15/12	1,579	1,604
6.2% 1/15/17	1,215	1,375
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,093
6.65% 1/15/18	3,200	3,445
UDR, Inc. 5.5% 4/1/14	6,383	6,708
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,837
		51,168
Real Estate Management & Development - 2.7%
AMB Property LP:
5.9% 8/15/13	4,537	4,676
6.3% 6/1/13	4,607	4,784
BioMed Realty LP:
3.85% 4/15/16	5,000	5,145
6.125% 4/15/20	1,872	2,101
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,332
5.75% 4/1/12	3,189	3,195
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,175
6.875% 8/15/12	3,309	3,358
Colonial Realty LP 6.05% 9/1/16	4,436	4,583
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,783
Duke Realty LP:
5.4% 8/15/14	5,135	5,481
5.5% 3/1/16	5,038	5,346
5.95% 2/15/17	1,536	1,700
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 3,807	$ 4,004
6.5% 1/15/18	5,065	5,741
ERP Operating LP:
4.625% 12/15/21	9,810	10,508
5.2% 4/1/13	6,349	6,560
5.5% 10/1/12	6,078	6,237
5.75% 6/15/17	1,259	1,432
6.625% 3/15/12	1,111	1,113
Liberty Property LP:
5.5% 12/15/16	3,158	3,459
6.375% 8/15/12	2,174	2,211
6.625% 10/1/17	3,709	4,246
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,684
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,286
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,862
5.35% 4/15/12 (c)	1,530	1,533
5.5% 1/15/14 (c)	4,505	4,611
Tanger Properties LP:
6.125% 6/1/20	4,421	5,034
6.15% 11/15/15	9,117	10,220
		132,400
TOTAL FINANCIALS		509,128
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	5,907
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,299
4.75% 11/15/21 (c)	5,135	5,514
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,624
6.25% 6/15/14	1,557	1,715
		19,152
TOTAL HEALTH CARE		25,059
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,109	1,190
6.795% 2/2/20	308	310
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,045	2,066
8.36% 1/20/19	7,501	7,613
		11,179
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,984	3,092
TOTAL INDUSTRIALS		14,271
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,036
6.55% 10/1/17	2,421	2,860
		7,896
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,801
TOTAL INFORMATION TECHNOLOGY		9,697
MATERIALS - 0.8%
Chemicals - 0.6%
Dow Chemical Co.:
4.125% 11/15/21	4,654	4,951
4.25% 11/15/20	2,512	2,689
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 7,270	$ 7,993
7.6% 5/15/14	13,026	14,804
		30,437
Metals & Mining - 0.2%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,585
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	5,087	5,213
		6,798
TOTAL MATERIALS		37,235
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36	5,000	6,383
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,566
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,177
6.45% 6/15/21	2,955	3,128
7.6% 9/15/39	655	671
Embarq Corp. 7.995% 6/1/36	2,427	2,590
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,330
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,338
		29,183
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.375% 9/8/16	6,904	7,050
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	6,291	7,318
6.35% 3/15/40	1,971	2,321
		16,689
TOTAL TELECOMMUNICATION SERVICES		45,872
UTILITIES - 2.2%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,787
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,485
6.4% 9/15/20 (c)	9,167	9,896
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International 3.75% 9/15/17	$ 3,716	$ 3,950
EDP Finance BV 6% 2/2/18 (c)	2,447	2,083
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,609
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,709
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,217
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,658
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,993
		51,387
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,276
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,570
		4,846
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	6,310	6,839
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,881
6.5% 5/1/18	5,351	6,242
PSEG Power LLC 2.75% 9/15/16	1,192	1,211
		17,173
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.8793% 9/30/66 (i)	5,579	4,749
7.5% 6/30/66 (i)	3,654	3,864
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,231
5.4% 7/15/14	1,393	1,519
5.45% 9/15/20	1,461	1,649
5.8% 2/1/42	2,709	2,891
5.95% 6/15/41	4,935	5,551
6.25% 12/15/40	1,327	1,524
6.4% 3/15/18	4,529	5,350
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	4,001	4,101
		33,429
TOTAL UTILITIES		106,835
TOTAL NONCONVERTIBLE BONDS (Cost $973,553)		1,056,187
U.S. Government and Government Agency Obligations - 25.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	$ 15,563	$ 19,441
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	24,733	24,795
2.125% 2/15/40	8	11
2.125% 2/15/41	57,600	79,468
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		104,274
U.S. Treasury Obligations - 23.1%
U.S. Treasury Bonds:
3.125% 2/15/42	82,756	83,170
3.75% 8/15/41	31,467	35,617
4.375% 5/15/41	55,344	69,543
U.S. Treasury Notes:
0.375% 6/30/13	49,248	49,331
1.5% 12/31/13	352,900	360,691
2% 11/15/21	138,603	139,253
3.125% 5/15/21 (f)	142,284	157,924
3.5% 5/31/13	103,340	107,538
3.625% 2/15/20	122,561	141,424
TOTAL U.S. TREASURY OBLIGATIONS		1,144,491
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,225,184)		1,268,206
U.S. Government Agency - Mortgage Securities - 25.7%

Fannie Mae Guaranteed Mtg. pass-thru certificates - 16.7%
2.303% 6/1/36 (i)	138	146
2.601% 2/1/35 (i)	2,601	2,752
2.635% 7/1/37 (i)	404	430
3.5% 3/1/42 (e)	100,900	104,291
3.5% 3/1/42 (e)	18,900	19,535
3.5% 3/1/42 (e)	22,200	22,946
3.5% 3/1/42 (e)	19,100	19,742
4% 9/1/26 to 11/1/41	92,946	98,263
4% 9/1/41	231	244
4% 10/1/41	1,861	1,969
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mtg. pass-thru certificates - continued
4% 3/1/42 (e)	$ 25,800	$ 27,153
4.5% 4/1/18 to 11/1/41	143,924	154,626
4.5% 3/1/27 (e)	3,300	3,531
4.5% 3/1/42 (e)	6,000	6,395
5% 4/1/18 to 6/1/40	83,059	89,722
5% 3/1/42 (e)	22,000	23,759
5% 3/1/42 (e)	1,600	1,728
5% 3/1/42 (e)	6,000	6,480
5.5% 12/1/30 to 9/1/38	77,914	84,979
5.5% 3/1/42 (e)	41,700	45,435
6% 3/1/22 to 4/1/40	104,359	115,046
6.5% 2/1/36	179	201
TOTAL FANNIE MAE GUARANTEED MTG. PASS-THRU CERTIFICATES		829,373
Freddie Mac - 5.3%
3.149% 10/1/35 (i)	200	213
4% 12/1/40 to 11/1/41	24,580	26,133
4% 9/1/41	938	990
4% 3/1/42 (e)	11,000	11,539
4.5% 7/1/25 to 10/1/41	90,921	97,827
5% 7/1/35 to 4/1/41	57,749	62,412
5% 3/1/42 (e)	400	431
5.5% 12/1/27 to 1/1/40	49,524	53,695
6% 7/1/37 to 8/1/37	3,579	3,950
6.5% 9/1/39	4,692	5,227
TOTAL FREDDIE MAC		262,417
Ginnie Mae - 3.7%
3.5% 3/15/41 to 2/15/42	10,399	10,917
4% 1/15/25 to 11/15/41	39,081	42,158
4% 3/1/42 (e)	6,200	6,677
4.5% 5/15/39 to 3/20/41	53,087	58,019
4.5% 3/1/42 (e)	1,700	1,853
5% 3/15/39 to 9/15/41	36,445	40,396
5% 3/1/42 (e)	6,000	6,627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 8,890	$ 9,901
6% 9/20/38	5,864	6,563
TOTAL GINNIE MAE		183,111
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,257,847)		1,274,901
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (i)	764	413
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (i)	206	144
Series 2005-HE2 Class M2, 0.694% 4/25/35 (i)	68	66
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(i)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7485% 6/15/32 (c)(i)	6,013	3,096
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (i)	53	41
Series 2004-R2 Class M3, 0.794% 4/25/34 (i)	85	26
Series 2005-R2 Class M1, 0.694% 4/25/35 (i)	1,307	1,134
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (i)	30	22
Series 2004-W7 Class M1, 0.794% 5/25/34 (i)	808	578
Series 2006-W4 Class A2C, 0.404% 5/25/36 (i)	838	205
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(c)(i)	5,160	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (i)	886	781
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	265
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (c)(i)	220	164
Class B, 0.9955% 7/20/39 (c)(i)	355	145
Class C, 1.3455% 7/20/39 (c)(i)	456	10
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (i)	1,140	361
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (i)	$ 5	$ 5
Series 2007-4 Class A1A, 0.3963% 9/25/37 (i)	124	121
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (i)	61	10
Series 2004-3 Class M4, 1.214% 4/25/34 (i)	101	44
Series 2004-4 Class M2, 1.039% 6/25/34 (i)	372	168
Series 2005-3 Class MV1, 0.664% 8/25/35 (i)	139	137
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (i)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (i)	231	135
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (i)	13	1
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.924% 1/25/35 (i)	231	52
Series 2006-D Class M1, 0.474% 11/25/36 (i)	39	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(i)	2,174	761
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	925	851
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (c)(i)	135	126
Series 2006-2A:
Class A, 0.4285% 11/15/34 (c)(i)	996	824
Class B, 0.5285% 11/15/34 (c)(i)	361	233
Class C, 0.6285% 11/15/34 (c)(i)	597	295
Class D, 0.9985% 11/15/34 (c)(i)	285	63
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (i)	310	237
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(i)	259	76
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (c)(i)	24	24
Class C, 0.794% 9/25/46 (c)(i)	1,211	618
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (i)	179	122
Series 2003-3 Class M1, 1.534% 8/25/33 (i)	442	319
Series 2003-5 Class A2, 0.944% 12/25/33 (i)	21	15
Series 2005-5 Class 2A2, 0.494% 11/25/35 (i)	4	4
Series 2006-1 Class 2A3, 0.469% 4/25/36 (i)	237	235
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (i)	$ 913	$ 266
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.374% 11/25/36 (i)	913	755
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (i)	376	330
Series 2006-A Class 2C, 1.7238% 3/27/42 (i)	1,605	430
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (i)	53	32
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	12	12
Class C, 5.691% 10/20/28 (c)	5	5
Class D, 6.01% 10/20/28 (c)	50	50
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (i)	496	9
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (i)	76	47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (i)	276	185
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (i)	1,003	745
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (i)	1,603	1,199
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (i)	36	28
Series 2004-NC8 Class M6, 1.494% 9/25/34 (i)	93	53
Series 2005-NC1 Class M1, 0.684% 1/25/35 (i)	253	160
Series 2005-NC2 Class B1, 1.414% 3/25/35 (i)	264	33
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	5,500	371
Series 2006-4 Class D, 1.344% 5/25/32 (i)	1,227	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	23,975	384
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	17,089	379
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (i)	903	384
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(c)(i)	449	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(c)(i)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (i)	10	10
Series 2007-6 Class 2A1, 0.304% 7/25/37 (i)	50	49
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (i)	337	142
Class M4, 1.694% 9/25/34 (i)	433	95
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (i)	$ 3	$ 3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (c)(i)	325	311
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (i)	805	365
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (i)	52	17
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	261	270
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (i)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (c)(i)	1,728	52
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	704	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $23,623)		20,227
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,223	269
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (c)(i)	12	12
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	3,053	2,946
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (i)	690	635
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4255% 12/20/54 (i)	2,694	2,268
Class M1, 0.5855% 12/20/54 (i)	710	541
Series 2007-1:
Class 1M1, 0.5455% 12/20/54 (i)	894	682
Class 2M1, 0.7455% 12/20/54 (i)	1,148	875
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (i)	341	245
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	$ 1,860	$ 1,958
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (i)	1,176	887
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (i)	523	307
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (i)	901	605
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (i)	1,265	984
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (c)(i)	708	575
Class B6, 3.1048% 7/10/35 (c)(i)	938	747
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (c)(i)	155	144
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	66
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (i)	23	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (i)	252	233
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (i)	2,073	1,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,879)		16,576
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (i)	805	814
Class A3, 7.1326% 2/14/43 (i)	869	885
Class A6, 7.4526% 2/14/43 (i)	1,281	1,306
Class PS1, 1.4363% 2/14/43 (i)(k)	3,672	40
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (i)	1,072	1,143
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,336
Series 2007-4 Class A3, 5.9813% 2/10/51 (i)	1,092	1,160
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	128
Series 2007-3:
Class A3, 5.8426% 6/10/49 (i)	1,828	1,916
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A4, 5.8426% 6/10/49 (i)	$ 2,283	$ 2,523
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	150	153
Class A4, 4.153% 11/10/38	1,389	1,443
Series 2005-1 Class A3, 4.877% 11/10/42	454	454
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	614
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	128	128
Class K, 6.15% 5/11/35 (c)	509	496
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	3,402	3,610
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (c)(i)	470	456
Class D, 0.6085% 3/15/22 (c)(i)	476	462
Class E, 0.6485% 3/15/22 (c)(i)	393	381
Class F, 0.7185% 3/15/22 (c)(i)	489	469
Class G, 0.7785% 3/15/22 (c)(i)	317	298
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (c)(i)	787	756
Class E, 0.4885% 10/15/19 (c)(i)	797	757
Class F, 0.5585% 10/15/19 (c)(i)	1,885	1,772
Class G, 0.5785% 10/15/19 (c)(i)	1,257	1,119
Class H, 0.6185% 10/15/19 (c)(i)	1,388	1,180
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (c)(i)	52	37
Series 2004-1:
Class A, 0.604% 4/25/34 (c)(i)	671	540
Class B, 2.144% 4/25/34 (c)(i)	75	43
Class M1, 0.804% 4/25/34 (c)(i)	76	53
Class M2, 1.444% 4/25/34 (c)(i)	70	48
Series 2005-2A:
Class A1, 0.554% 8/25/35 (c)(i)	970	633
Class M1, 0.674% 8/25/35 (c)(i)	64	33
Class M2, 0.724% 8/25/35 (c)(i)	85	38
Class M3, 0.744% 8/25/35 (c)(i)	58	23
Series 2005-3A:
Class A2, 0.644% 11/25/35 (c)(i)	353	233
Class M1, 0.684% 11/25/35 (c)(i)	95	54
Class M2, 0.734% 11/25/35 (c)(i)	71	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 0.754% 11/25/35 (c)(i)	$ 63	$ 33
Class M4, 0.844% 11/25/35 (c)(i)	79	38
Series 2005-4A:
Class A2, 0.634% 1/25/36 (c)(i)	848	526
Class B1, 1.644% 1/25/36 (c)(i)	92	12
Class M1, 0.694% 1/25/36 (c)(i)	273	118
Class M2, 0.714% 1/25/36 (c)(i)	103	40
Class M3, 0.744% 1/25/36 (c)(i)	150	52
Class M4, 0.854% 1/25/36 (c)(i)	83	26
Class M5, 0.894% 1/25/36 (c)(i)	83	22
Class M6, 0.944% 1/25/36 (c)(i)	88	17
Series 2006-1:
Class A2, 0.604% 4/25/36 (c)(i)	166	115
Class M1, 0.624% 4/25/36 (c)(i)	101	57
Class M2, 0.644% 4/25/36 (c)(i)	106	56
Class M3, 0.664% 4/25/36 (c)(i)	92	45
Class M4, 0.764% 4/25/36 (c)(i)	52	23
Class M5, 0.804% 4/25/36 (c)(i)	50	20
Class M6, 0.884% 4/25/36 (c)(i)	100	38
Series 2006-2A:
Class A1, 0.474% 7/25/36 (c)(i)	2,266	1,435
Class A2, 0.524% 7/25/36 (c)(i)	147	88
Class B1, 1.114% 7/25/36 (c)(i)	93	11
Class B3, 2.944% 7/25/36 (c)(i)	83	3
Class M1, 0.554% 7/25/36 (c)(i)	154	62
Class M2, 0.574% 7/25/36 (c)(i)	109	39
Class M3, 0.594% 7/25/36 (c)(i)	90	29
Class M4, 0.664% 7/25/36 (c)(i)	103	30
Class M5, 0.714% 7/25/36 (c)(i)	75	18
Class M6, 0.784% 7/25/36 (c)(i)	111	18
Series 2006-3A:
Class B1, 1.044% 10/25/36 (c)(i)	107	2
Class M4, 0.674% 10/25/36 (c)(i)	119	12
Class M5, 0.724% 10/25/36 (c)(i)	143	10
Class M6, 0.804% 10/25/36 (c)(i)	280	13
Series 2006-4A:
Class A1, 0.474% 12/25/36 (c)(i)	468	310
Class A2, 0.514% 12/25/36 (c)(i)	2,376	1,212
Class B1, 0.944% 12/25/36 (c)(i)	148	14
Class B2, 1.494% 12/25/36 (c)(i)	151	9
Class B3, 2.694% 12/25/36 (c)(i)	57	1
Class M1, 0.534% 12/25/36 (c)(i)	191	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M2, 0.554% 12/25/36 (c)(i)	$ 128	$ 43
Class M3, 0.584% 12/25/36 (c)(i)	129	38
Class M4, 0.644% 12/25/36 (c)(i)	155	36
Class M5, 0.684% 12/25/36 (c)(i)	142	23
Class M6, 0.764% 12/25/36 (c)(i)	128	16
Series 2007-1:
Class A2, 0.514% 3/25/37 (c)(i)	511	245
Class B1, 0.914% 3/25/37 (c)(i)	204	15
Class B2, 1.394% 3/25/37 (c)(i)	131	6
Class M1, 0.514% 3/25/37 (c)(i)	180	59
Class M2, 0.534% 3/25/37 (c)(i)	134	35
Class M3, 0.564% 3/25/37 (c)(i)	178	36
Class M4, 0.614% 3/25/37 (c)(i)	145	21
Class M5, 0.664% 3/25/37 (c)(i)	150	19
Class M6, 0.744% 3/25/37 (c)(i)	209	22
Series 2007-2A:
Class A1, 0.514% 7/25/37 (c)(i)	1,335	689
Class A2, 0.564% 7/25/37 (c)(i)	1,250	438
Class B1, 1.844% 7/25/37 (c)(i)	374	14
Class B2, 2.494% 7/25/37 (c)(i)	121	6
Class M1, 0.614% 7/25/37 (c)(i)	426	65
Class M2, 0.654% 7/25/37 (c)(i)	278	31
Class M3, 0.734% 7/25/37 (c)(i)	281	25
Class M4, 0.894% 7/25/37 (c)(i)	467	36
Class M5, 0.994% 7/25/37 (c)(i)	413	27
Class M6, 1.244% 7/25/37 (c)(i)	524	27
Series 2007-3:
Class A2, 0.534% 7/25/37 (c)(i)	507	217
Class B1, 1.194% 7/25/37 (c)(i)	306	26
Class B2, 1.844% 7/25/37 (c)(i)	787	42
Class B3, 4.244% 7/25/37 (c)(i)	95	2
Class M1, 0.554% 7/25/37 (c)(i)	269	89
Class M2, 0.584% 7/25/37 (c)(i)	287	78
Class M3, 0.614% 7/25/37 (c)(i)	463	102
Class M4, 0.744% 7/25/37 (c)(i)	729	129
Class M5, 0.844% 7/25/37 (c)(i)	369	49
Class M6, 1.044% 7/25/37 (c)(i)	280	31
Series 2007-4A:
Class B1, 2.794% 9/25/37 (c)(i)	147	5
Class M1, 1.194% 9/25/37 (c)(i)	222	19
Class M2, 1.294% 9/25/37 (c)(i)	222	14
Class M4, 1.844% 9/25/37 (c)(i)	452	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class M5, 1.994% 9/25/37 (c)(i)	$ 452	$ 14
Class M6, 2.194% 9/25/37 (c)(i)	453	9
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (c)(i)	330	317
Class J, 1.0985% 3/15/19 (c)(i)	323	278
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (c)(i)	489	420
Class E, 0.5485% 3/15/22 (c)(i)	2,030	1,722
Class F, 0.5985% 3/15/22 (c)(i)	1,246	1,032
Class G, 0.6485% 3/15/22 (c)(i)	401	328
Class H, 0.7985% 3/15/22 (c)(i)	489	390
Class J, 0.9485% 3/15/22 (c)(i)	489	380
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	58	58
Series 2004-PWR3 Class A3, 4.487% 2/11/41	322	329
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,036
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(i)(k)	14,447	172
Series 2006-T22 Class A4, 5.7044% 4/12/38 (i)	137	156
Series 2006-T24 Class X2, 0.6237% 10/12/41 (c)(i)(k)	1,956	15
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (c)(i)(k)	96,567	1,081
Series 2007-T28 Class X2, 0.3272% 9/11/42 (c)(i)(k)	51,956	340
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (c)(i)	462	381
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,342
Class XCL, 1.5913% 5/15/35 (c)(i)(k)	5,639	132
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	2,110	2,117
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(i)	153	146
Class H, 0.6235% 8/15/21 (c)(i)	261	244
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,622	1,546
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	197	197
Series 2007-FL3A Class A2, 0.3885% 4/15/22 (c)(i)	913	861
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (i)	1,032	1,062
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,066	$ 1,139
Class C, 5.476% 12/11/49	2,061	590
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (i)	1,095	1,175
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	197
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (c)(i)	49	48
Class H, 0.8685% 4/15/17 (c)(i)	109	94
Class J, 1.0985% 4/15/17 (c)(i)	104	73
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (c)(i)	836	769
Class D, 0.5885% 11/15/17 (c)(i)	44	40
Class E, 0.6385% 11/15/17 (c)(i)	154	139
Class F, 0.6985% 11/15/17 (c)(i)	118	105
Class G, 0.7485% 11/15/17 (c)(i)	81	72
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(i)	1,560	1,398
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,247
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,851	1,800
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,252
Series 2006-C8 Class XP, 0.6566% 12/10/46 (i)(k)	9,579	84
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	8	8
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,190	2,384
Series 2007-C3 Class A4, 5.9018% 6/15/39 (i)	658	717
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (i)(k)	6,402	77
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	991	1,085
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (c)(i)	3,907	2,901
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	57	57
Class A4, 4.75% 1/15/37	510	537
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (i)(k)	$ 535	$ 1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (c)(i)(k)	2,154	4
Series 2006-C1 Class A3, 5.5944% 2/15/39 (i)	4,060	4,338
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (c)(i)	414	372
Class C:
0.4185% 2/15/22 (c)(i)	1,180	1,047
0.5185% 2/15/22 (c)(i)	421	370
Class F, 0.5685% 2/15/22 (c)(i)	843	731
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (i)(k)	21,431	158
Class B, 5.487% 2/15/40 (c)(i)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	903	911
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,525
Series 2001-1 Class X1, 1.5729% 5/15/33 (c)(i)(k)	1,566	14
Series 2007-C1 Class XP, 0.3493% 12/10/49 (i)(k)	16,797	74
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (i)(k)	4,757	8
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (c)(i)	412	400
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,535
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (c)(i)(k)	29,107	181
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (c)(i)	248	236
Class F, 0.7025% 6/6/20 (c)(i)	528	499
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(i)	1,041	1,013
Class D, 2.3636% 3/6/20 (c)(i)	6,868	6,656
Class F, 2.8433% 3/6/20 (c)(i)	107	103
Class G, 3.0177% 3/6/20 (c)(i)	54	52
Class H, 3.5846% 3/6/20 (c)(i)	479	458
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class J, 4.4568% 3/6/20 (c)(i)	$ 686	$ 660
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	264	267
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (c)(i)(k)	20,878	45
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	521	524
Series 2007-GG10 Class A2, 5.778% 8/10/45	359	365
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (c)(i)	602	560
Class C, 0.4585% 11/15/18 (c)(i)	427	385
Class D, 0.4785% 11/15/18 (c)(i)	169	149
Class E, 0.5285% 11/15/18 (c)(i)	243	209
Class F, 0.5785% 11/15/18 (c)(i)	292	248
Class G, 0.6085% 11/15/18 (c)(i)	254	208
Class H, 0.7485% 11/15/18 (c)(i)	243	190
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	416	435
Series 2007-LD11 Class A4, 6.0045% 6/15/49 (i)	20,914	23,091
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,064	2,064
Series 2005-CB13 Class E, 5.5259% 1/12/43 (c)(i)	694	35
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	297
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (i)	93	35
Class C, 5.9303% 2/12/49 (i)	245	72
Class D, 5.9303% 2/12/49 (i)	257	36
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	209	53
Class CS, 5.466% 1/15/49 (i)	90	11
Class ES, 5.7445% 1/15/49 (c)(i)	566	30
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	28	28
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	156	158
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	150
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	92	92
Series 2006-C7 Class A2, 5.3% 11/15/38	658	658
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (i)(k)	3,121	7
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (i)(k)	5,850	63
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (i)(k)	$ 2,187	$ 19
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	1,368	1,549
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,320
Class XCP, 0.431% 9/15/45 (i)(k)	100,269	728
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (c)(i)	351	314
Class E, 0.5385% 9/15/21 (c)(i)	1,265	1,095
Class F, 0.5885% 9/15/21 (c)(i)	723	604
Class G, 0.6085% 9/15/21 (c)(i)	3,017	2,429
Class H, 0.6485% 9/15/21 (c)(i)	369	282
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,946
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,523	1,546
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (i)	742	749
Series 2005-LC1 Class F, 5.5568% 1/12/44 (c)(i)	953	532
Series 2006-C1 Class A2, 5.8093% 5/12/39 (i)	1,015	1,050
Series 2007-C1 Class A4, 6.0271% 6/12/50 (i)	4,145	4,662
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,661
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (i)	165	165
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	900	956
Series 2007-5:
Class A3, 5.364% 8/12/48	427	438
Class A4, 5.378% 8/12/48	55	59
Class B, 5.479% 8/12/48	3,285	821
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	2,594	2,813
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	3,832	4,144
Series 2006-4 Class XP, 0.8109% 12/12/49 (i)(k)	19,313	322
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,095	342
Series 2007-7 Class B, 5.9345% 6/12/50 (i)	1,409	119
Series 2007-8 Class A3, 6.1644% 8/12/49 (i)	944	1,049
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(i)	227	131
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(i)	629	570
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.439% 10/15/20 (c)(i)	$ 422	$ 380
Class E, 0.499% 10/15/20 (c)(i)	528	449
Class F, 0.549% 10/15/20 (c)(i)	397	302
Class G, 0.589% 10/15/20 (c)(i)	491	359
Class H, 0.679% 10/15/20 (c)(i)	309	179
Class J, 0.829% 10/15/20 (c)(i)	181	75
Class MHRO, 0.939% 10/15/20 (c)(i)	417	350
Class NHRO, 1.139% 10/15/20 (c)(i)	502	412
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,128	1,150
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	8,687	9,118
Series 2007-IQ13 Class A1, 5.05% 3/15/44	7	7
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (c)(i)(k)	5,035	21
Series 2006-IQ11 Class A4, 5.895% 10/15/42 (i)	329	371
Series 2006-T23 Class A3, 5.986% 8/12/41 (i)	559	584
Series 2007-HQ12 Class A4, 5.7828% 4/12/49 (i)	5,793	6,162
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	1,642	1,800
Class AAB, 5.654% 4/15/49	2,402	2,595
Class B, 5.9063% 4/15/49 (i)	269	73
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	52	52
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (c)(i)	1,099	861
Class F, 0.6296% 9/15/21 (c)(i)	1,189	895
Class G, 0.6496% 9/15/21 (c)(i)	1,126	814
Class J, 0.8896% 9/15/21 (c)(i)	314	142
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (c)(i)	105	95
Class AP2, 1.0485% 6/15/20 (c)(i)	175	154
Class F, 0.7285% 6/15/20 (c)(i)	2,710	1,762
Class LXR1, 0.9485% 6/15/20 (c)(i)	169	137
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	2,996
Series 2007-C30:
Class A3, 5.246% 12/15/43	353	361
Class A4, 5.305% 12/15/43	322	342
Class A5, 5.342% 12/15/43	1,172	1,277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31:
Class A4, 5.509% 4/15/47	$ 2,475	$ 2,704
Class A5, 5.5% 4/15/47	3,710	4,029
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (i)	1,126	1,167
Class A3, 5.9287% 6/15/49 (i)	21,861	24,067
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(i)	652	652
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	996
Series 2005-C22:
Class B, 5.5336% 12/15/44 (i)	2,428	1,669
Class F, 5.5336% 12/15/44 (c)(i)	1,826	441
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,285	1,297
Class D, 5.513% 12/15/43 (i)	1,752	447
Class XP, 0.6327% 12/15/43 (c)(i)(k)	12,272	120
Series 2007-C31 Class C, 5.8735% 4/15/47 (i)	4,515	922
Series 2007-C31A Class A2, 5.421% 4/15/47	2,716	2,822
Series 2007-C32:
Class D, 5.9287% 6/15/49 (i)	823	241
Class E, 5.9287% 6/15/49 (i)	1,297	324
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0964% 2/15/51 (i)	13,576	14,966
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $228,617)		268,705
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,835	1,898
California Gen. Oblig.:
7.5% 4/1/34	6,270	8,085
7.55% 4/1/39	1,160	1,536
7.6% 11/1/40	1,730	2,314
7.625% 3/1/40	1,410	1,874
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	1,035	1,146
TOTAL MUNICIPAL SECURITIES (Cost $15,381)		16,853
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 6.05% 1/11/40 (Cost $4,677)	$ 3,958	$ 4,819
Fixed-Income Funds - 18.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j)	6,986,710	757,988
Fidelity Specialized High Income Central Fund (j)	1,295,628	134,564
TOTAL FIXED-INCOME FUNDS (Cost $830,872)		892,552
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Credit Suisse Ltd. (Guernsey) 5.86% (d)(i) (Cost $6,531)	$ 6,365	5,901
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $458,585)	458,584,650	458,585
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $5,036,749)		5,283,512
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(324,889)
NET ASSETS - 100%		$ 4,958,623
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 3/1/42	$ (12,400)	$ (13,214)
5% 3/1/42	(7,000)	(7,560)
5% 3/1/42	(15,000)	(16,200)
5% 3/1/42	(6,000)	(6,480)
5% 3/1/42	(6,000)	(6,480)
6% 3/1/42	(12,000)	(13,204)
TOTAL FANNIE MAE		(63,138)
Freddie Mac
4.5% 3/1/42	(2,000)	(2,125)
Ginnie Mae
5% 3/1/42	(5,900)	(6,517)
TOTAL TBA SALE COMMITMENTS (Proceeds $71,725)		$ (71,780)
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))	Dec. 2018	$ 6,500	281
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid $(825,000))	Dec. 2018	6,500	548
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))

	March 2018	$ 5,500	$ 412
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	189
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(h)	Sept. 2037	4,956	(4,680)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(h)	Sept. 2037	13,467	(12,718)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(h)	Sept. 2037	3,017	(2,849)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(h)	Sept. 2037	10,074	(9,513)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(h)	Sept. 2037	5,495	(5,189)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(h)

	Sept. 2037	$ 8,996	$ (8,496)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)	August 2034	529	(409)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca)(g)	Oct. 2034	516	(214)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(g)	April 2032	186	(155)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(g)

	Oct. 2034	$ 682	$ (574)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	513	(449)
		$ 71,020	$ (43,819)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,738,000 or 4.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $47,742,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 66
Fidelity Mortgage Backed Securities Central Fund	11,555
Fidelity Specialized High Income Central Fund	4,193
Total	$ 15,814
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 11,555	$ -	$ 757,988	5.8%
Fidelity Specialized High Income Central Fund	123,706	4,193	-	134,564	30.1%
Total	$ 867,556	$ 15,748	$ -	$ 892,552
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,056,187	$ -	$ 1,056,187	$ -
U.S. Government and Government Agency Obligations	1,268,206	-	1,268,206	-
U.S. Government Agency - Mortgage Securities	1,274,901	-	1,274,901	-
Asset-Backed Securities	20,227	-	9,091	11,136
Collateralized Mortgage Obligations	16,576	-	14,919	1,657
Commercial Mortgage Securities	268,705	-	250,097	18,608
Municipal Securities	16,853	-	16,853	-
Foreign Government and Government Agency Obligations	4,819	-	4,819	-
Fixed-Income Funds	892,552	892,552	-	-
Preferred Securities	5,901	-	5,901	-
Money Market Funds	458,585	458,585	-	-
Total Investments in Securities:	$ 5,283,512	$ 1,351,137	$ 3,900,974	$ 31,401
Derivative Instruments:
Assets
Swap Agreements	$ 1,430	$ -	$ 1,430	$ -
Liabilities
Swap Agreements	$ (45,249)	$ -	$ (43,446)	$ (1,803)
Total Derivative Instruments:	$ (43,819)	$ -	$ (42,016)	$ (1,803)
Other Financial Instruments:
TBA Sale Commitments	$ (71,780)	$ -	$ (71,780)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 48,306
Total Realized Gain (Loss)	(3,741)
Total Unrealized Gain (Loss)	392
Cost of Purchases	8
Proceeds of Sales	(9,975)
Amortization/Accretion	(436)
Transfers in to Level 3	10,938
Transfers out of Level 3	(14,091)
Ending Balance	$ 31,401
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (2,632)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,315)
Total Unrealized Gain (Loss)	(488)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,803)
Realized gain (loss) on Swap Agreements for the period	$ 36
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (488)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,430	$ (45,249)
Total Value of Derivatives	$ 1,430	$ (45,249)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,747,292)	$ 3,932,375
Fidelity Central Funds (cost $1,289,457)	1,351,137
Total Investments (cost $5,036,749)		$ 5,283,512
Receivable for investments sold, regular delivery		13,128
Receivable for TBA sale commitments		71,725
Receivable for swap agreements		13
Receivable for fund shares sold		5,953
Interest receivable		26,122
Distributions receivable from Fidelity Central Funds		39
Swap agreements, at value		1,430
Other receivables		120
Total assets		5,402,042

Liabilities
Payable for investments purchased, delayed delivery	$ 308,644
TBA sale commitments, at value	71,780
Payable for swap agreements	1,768
Payable for fund shares redeemed	12,641
Distributions payable	1,277
Swap agreements, at value	45,249
Accrued management fee	1,301
Distribution and service plan fees payable	69
Other affiliated payables	570
Other payables and accrued expenses	120
Total liabilities		443,419

Net Assets		$ 4,958,623
Net Assets consist of:
Paid in capital		$ 5,079,697
Undistributed net investment income		5,312
Accumulated undistributed net realized gain (loss) on investments		(330,351)
Net unrealized appreciation (depreciation) on investments		203,965
Net Assets		$ 4,958,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,149 ÷ 13,777 shares)	$ 7.78

Maximum offering price per share (100/96.00 of $7.78)	$ 8.10
Class T: Net Asset Value and redemption price per share ($39,282 ÷ 5,048 shares)	$ 7.78

Maximum offering price per share (100/96.00 of $7.78)	$ 8.10
Class B: Net Asset Value and offering price per share ($7,494 ÷ 962 shares)A	$ 7.79

Class C: Net Asset Value and offering price per share ($40,128 ÷ 5,153 shares)A	$ 7.79

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,680,794 ÷ 601,455 shares)	$ 7.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,776 ÷ 10,754 shares)	$ 7.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 243
Interest		77,588
Income from Fidelity Central Funds		15,814
Total income		93,645

Expenses
Management fee	$ 7,808
Transfer agent fees	2,569
Distribution and service plan fees	394
Fund wide operations fee	812
Independent trustees' compensation	9
Miscellaneous	8
Total expenses before reductions	11,600
Expense reductions	(1)	11,599
Net investment income (loss)		82,046
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,507
Swap agreements	(3,356)
Total net realized gain (loss)		102,151
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,399)
Swap agreements	1,689
Delayed delivery commitments	(1,254)
Total change in net unrealized appreciation (depreciation)		(28,964)
Net gain (loss)		73,187
Net increase (decrease) in net assets resulting from operations		$ 155,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,046	$ 200,231
Net realized gain (loss)	102,151	237,836
Change in net unrealized appreciation (depreciation)	(28,964)	(142,765)
Net increase (decrease) in net assets resulting from operations	155,233	295,302
Distributions to shareholders from net investment income	(81,559)	(191,850)
Share transactions - net increase (decrease)	(53,820)	(2,812,930)
Total increase (decrease) in net assets	19,854	(2,709,478)

Net Assets
Beginning of period	4,938,769	7,648,247
End of period (including undistributed net investment income of $5,312 and undistributed net investment income of $4,825, respectively)	$ 4,958,623	$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) E	.116	.220	.254	.303	.331	.353
Net realized and unrealized gain (loss)	.120	.183	.566	.007	(.303)	(.161)
Total from investment operations	.236	.403	.820	.310	.028	.192
Distributions from net investment income	(.116)	(.213)	(.240)	(.310)	(.311)	(.352)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.116)	(.213)	(.240)	(.310)	(.318)	(.362)
Net asset value, end of period	$ 7.78	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Total Return B, C, D	3.10%	5.49%	12.10%	4.89%	.36%	2.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.77%	.79%	.80%	.75%
Expenses net of fee waivers, if any	.78% A	.78%	.77%	.79%	.80%	.75%
Expenses net of all reductions	.78% A	.78%	.77%	.79%	.80%	.74%
Net investment income (loss)	3.04% A	2.94%	3.55%	4.67%	4.67%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 101	$ 173	$ 145	$ 79	$ 79
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) E	.115	.218	.252	.302	.332	.350
Net realized and unrealized gain (loss)	.119	.182	.555	.016	(.303)	(.163)
Total from investment operations	.234	.400	.807	.318	.029	.187
Distributions from net investment income	(.114)	(.210)	(.237)	(.308)	(.312)	(.347)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.114)	(.210)	(.237)	(.308)	(.319)	(.357)
Net asset value, end of period	$ 7.78	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Total Return B, C, D	3.08%	5.46%	11.90%	5.02%	.36%	2.54%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.81%	.80%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81% A	.81%	.80%	.82%	.80%	.80%
Expenses net of all reductions	.81% A	.81%	.80%	.82%	.79%	.79%
Net investment income (loss)	3.01% A	2.91%	3.51%	4.65%	4.67%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 38	$ 53	$ 46	$ 53	$ 68
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) E	.088	.165	.201	.257	.281	.299
Net realized and unrealized gain (loss)	.120	.182	.566	.016	(.313)	(.164)
Total from investment operations	.208	.347	.767	.273	(.032)	.135
Distributions from net investment income	(.088)	(.157)	(.187)	(.263)	(.261)	(.295)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.088)	(.157)	(.187)	(.263)	(.268)	(.305)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Total Return B, C, D	2.72%	4.71%	11.26%	4.29%	(.49)%	1.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Net investment income (loss)	2.31% A	2.21%	2.81%	3.95%	3.96%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 12	$ 11	$ 9	$ 10
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) E	.087	.164	.200	.255	.278	.294
Net realized and unrealized gain (loss)	.120	.182	.566	.005	(.304)	(.163)
Total from investment operations	.207	.346	.766	.260	(.026)	.131
Distributions from net investment income	(.087)	(.156)	(.186)	(.260)	(.257)	(.291)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.087)	(.156)	(.186)	(.260)	(.264)	(.301)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return B, C, D	2.71%	4.70%	11.24%	4.09%	(.40)%	1.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.28% A	2.19%	2.79%	3.91%	3.91%	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 31	$ 35	$ 27	$ 14	$ 17
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35
Income from Investment Operations
Net investment income (loss) D	.129	.245	.277	.326	.356	.376
Net realized and unrealized gain (loss)	.109	.192	.556	.015	(.313)	(.153)
Total from investment operations	.238	.437	.833	.341	.043	.223
Distributions from net investment income	(.128)	(.237)	(.263)	(.331)	(.336)	(.373)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.128)	(.237)	(.263)	(.331)	(.343)	(.383)
Net asset value, end of period	$ 7.78	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Total Return B, C	3.13%	5.97%	12.29%	5.39%	.57%	3.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.46%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.46%	.44%	.44%
Net investment income (loss)	3.37% A	3.27%	3.86%	5.00%	5.02%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,681	$ 4,670	$ 7,345	$ 5,951	$ 9,814	$ 11,739
Portfolio turnover rate F	238% A	275% I	174% J	119% H, J	231%	181% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) D	.127	.240	.274	.322	.353	.374
Net realized and unrealized gain (loss)	.119	.184	.565	.005	(.303)	(.163)
Total from investment operations	.246	.424	.839	.327	.050	.211
Distributions from net investment income	(.126)	(.234)	(.259)	(.327)	(.333)	(.371)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.126)	(.234)	(.259)	(.327)	(.340)	(.381)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return B, C	3.23%	5.79%	12.38%	5.16%	.66%	2.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.48%	.50%	.53%	.50%	.48%
Expenses net of fee waivers, if any	.51% A	.48%	.50%	.53%	.50%	.48%
Expenses net of all reductions	.51% A	.48%	.50%	.53%	.49%	.47%
Net investment income (loss)	3.31% A	3.24%	3.82%	4.94%	4.97%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 84	$ 91	$ 30	$ 27	$ 34	$ 41
Portfolio turnover rate F	238% A	275% I	174% J	119% H, J	231%	181% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Delayed Delivery & When Issued Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemption in-kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 284,331
Gross unrealized depreciation	(31,486)
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,845

Tax cost	$ 5,030,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (133,458)
2018	(184,236)
Total capital loss carryforward	$ (317,694)

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.
Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (3,356)	$ 1,689

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $48,435 representing 1.0% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $379,404 and $577,580, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 132	$ 7
Class T	-%	.25%	49	1
Class B	.65%	.25%	36	26
Class C	.75%	.25%	177	30
			$ 394	$ 64

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	6
Class B*	12
Class C*	1
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94.18
Class T	40.21
Class B	10.25
Class C	31.18
Investment Grade Bond	2,327.10
Institutional Class	67.15
	$ 2,569

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $42.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 1,584	$ 4,429
Class T	578	1,275
Class B	91	205
Class C	397	628
Investment Grade Bond	77,465	184,242
Institutional Class	1,444	1,071
Total	$ 81,559	$ 191,850

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	3,580	7,437	$ 27,557	$ 55,663
Reinvestment of distributions	166	350	1,279	2,623
Shares redeemed	(3,152)	(17,751)	(24,262)	(133,401)
Net increase (decrease)	594	(9,964)	$ 4,574	$ (75,115)
Class T
Shares sold	929	1,842	$ 7,148	$ 13,751
Reinvestment of distributions	67	154	520	1,153
Shares redeemed	(946)	(4,071)	(7,293)	(30,448)
Net increase (decrease)	50	(2,075)	$ 375	$ (15,544)
Class B
Shares sold	97	234	$ 750	$ 1,754
Reinvestment of distributions	8	19	63	146
Shares redeemed	(215)	(772)	(1,654)	(5,767)
Net increase (decrease)	(110)	(519)	$ (841)	$ (3,867)
Class C
Shares sold	1,584	1,331	$ 12,227	$ 10,087
Reinvestment of distributions	43	68	330	507
Shares redeemed	(504)	(2,050)	(3,886)	(15,297)
Net increase (decrease)	1,123	(651)	$ 8,671	$ (4,703)
Investment Grade Bond
Shares sold	84,238	310,968	$ 649,346	$ 2,323,412
Reinvestment of distributions	9,281	22,688	71,638	169,928
Shares redeemed	(101,170)	(707,179) A	(779,325)	(5,266,058) A
Net increase (decrease)	(7,651)	(373,523)	$ (58,341)	$ (2,772,718)
Institutional Class
Shares sold	2,411	9,656	$ 18,594	$ 73,244
Reinvestment of distributions	63	101	487	757
Shares redeemed	(3,549)	(2,000)	(27,339)	(14,984)
Net increase (decrease)	(1,075)	7,757	$ (8,258)	$ 59,017

A Amount includes in-kind redemptions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-USAN-0412
1.784859.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,056.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class T	.78%
Actual		$ 1,000.00	$ 1,057.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class C	1.52%
Actual		$ 1,000.00	$ 1,053.70	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,058.30	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,058.10	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 6.4%	U.S. Government and U.S. Government Agency Obligations 13.6%
AAA 0.5%	AAA 1.2%
AA 8.1%	AA 10.4%
A 33.0%	A 20.3%
BBB 38.9%	BBB 32.6%
BB and Below 6.4%	BB and Below 5.6%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 16.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	9.6	9.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	6.7	6.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 84.3%		Corporate Bonds 68.6%
	U.S. Government and U.S. Government Agency Obligations 6.4%		U.S. Government and U.S. Government Agency Obligations 13.6%
	Municipal Bonds 2.2%		Municipal Bonds 1.0%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 16.3%
* Foreign investments	10.3%	** Foreign investments	10.6%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 327,377
Automobiles - 0.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	453,641
2.3% 1/9/15 (b)	1,250,000	1,271,496
Volkswagen International Finance NV 1.875% 4/1/14 (b)	1,130,000	1,142,288
		2,867,425
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,468,598
Discovery Communications LLC 6.35% 6/1/40	221,000	277,873
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	138,383
5.15% 4/30/20	1,625,000	1,878,372
6.4% 4/30/40	390,000	487,907
News America, Inc.:
6.15% 2/15/41	1,285,000	1,526,401
6.9% 8/15/39	300,000	371,788
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,934,636
6.75% 7/1/18	700,000	860,433
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,957,445
6.2% 3/15/40	300,000	355,741
Viacom, Inc.:
1.25% 2/27/15	390,000	390,591
3.5% 4/1/17	34,000	36,496
		11,684,664
Specialty Retail - 1.4%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,393,592
5.95% 4/1/41	941,000	1,211,222
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	883,938
3.8% 11/15/21	144,000	155,493
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
5.125% 11/15/41	$ 650,000	$ 742,021
Staples, Inc. 7.375% 10/1/12	100,000	103,725
		4,489,991
TOTAL CONSUMER DISCRETIONARY		19,369,457
CONSUMER STAPLES - 8.4%
Beverages - 2.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	77,203
5.375% 11/15/14	218,000	243,903
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	311,063
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,157,880
5.875% 1/15/36	970,000	986,187
6.375% 6/15/14	59,000	65,134
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,804,980
2.45% 1/15/17 (b)	2,655,000	2,707,330
3.75% 1/15/22 (b)	300,000	312,793
		8,666,473
Food Products - 1.3%
Kraft Foods, Inc.:
5.375% 2/10/20	2,282,000	2,660,011
6.5% 8/11/17	1,274,000	1,546,384
		4,206,395
Household Products - 2.6%
Kimberly-Clark Corp. 2.4% 3/1/22	7,500,000	7,380,990
Procter & Gamble Co. 0.7% 8/15/14	1,065,000	1,069,074
		8,450,064
Tobacco - 1.8%
Altria Group, Inc.:
4.125% 9/11/15	2,100,000	2,301,913
4.75% 5/5/21	650,000	715,840
9.7% 11/10/18	182,000	247,748
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.375% 11/15/41	$ 2,100,000	$ 2,163,731
Reynolds American, Inc. 6.75% 6/15/17	131,000	156,061
		5,585,293
TOTAL CONSUMER STAPLES		26,908,225
ENERGY - 6.9%
Energy Equipment & Services - 0.9%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	169,537
5.35% 3/15/20 (b)	116,000	128,077
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	732,987
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,225
3.05% 3/1/16	450,000	465,891
Transocean, Inc. 6.5% 11/15/20	930,000	1,084,312
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,097
5.15% 3/15/13	102,000	105,522
		2,894,648
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	455,040
6.375% 9/15/17	1,786,000	2,144,081
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,567
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	546,195
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,390
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	139,970
Enterprise Products Operating LP 4.05% 2/15/22	1,065,000	1,129,352
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	174,884
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	155,534
6.5% 3/1/41	785,000	885,606
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	497,142
Nexen, Inc.:
5.2% 3/10/15	41,000	44,508
6.2% 7/30/19	324,000	384,763
6.4% 5/15/37	860,000	984,720
NGPL PipeCo LLC 6.514% 12/15/12 (b)	52,000	50,216
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 39,000	$ 40,679
5.75% 1/20/20	3,652,000	4,017,200
Petroleos Mexicanos:
5.5% 1/21/21	545,000	597,320
6% 3/5/20	116,000	131,950
6.5% 6/2/41 (b)	260,000	293,150
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	514,000	577,937
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	123,420
Schlumberger Investment SA 1.95% 9/14/16 (b)	2,860,000	2,913,325
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	63,988
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	460,156
4.6% 6/15/21	414,000	436,984
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,213
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,358,329
		19,020,619
TOTAL ENERGY		21,915,267
FINANCIALS - 39.1%
Capital Markets - 4.9%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,279,746
5.25% 10/15/13	935,000	979,100
5.25% 7/27/21	1,227,000	1,228,644
5.75% 1/24/22	3,500,000	3,652,338
5.95% 1/18/18	178,000	192,392
6.15% 4/1/18	204,000	221,117
Lazard Group LLC:
6.85% 6/15/17	171,000	185,895
7.125% 5/15/15	1,108,000	1,194,259
Morgan Stanley:
1.5331% 4/29/13 (d)	270,000	265,199
4% 7/24/15	1,947,000	1,948,889
5.5% 7/28/21	592,000	586,364
5.625% 9/23/19	219,000	218,912
5.75% 1/25/21	385,000	381,520
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 153,000	$ 162,245
The Bank of New York Mellon Corp. 1.2% 2/20/15	3,080,000	3,082,781
		15,579,401
Commercial Banks - 9.4%
Associated Banc Corp. 5.125% 3/28/16	575,000	610,054
Bank of Nova Scotia 1.85% 1/12/15	2,560,000	2,613,908
Comerica, Inc. 4.8% 5/1/15	487,000	512,166
Credit Suisse New York Branch 6% 2/15/18	122,000	128,510
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (b)(d)	139,000	138,305
Discover Bank 7% 4/15/20	2,895,000	3,280,915
Export-Import Bank of Korea 5.5% 10/17/12	101,000	103,184
Fifth Third Bancorp 8.25% 3/1/38	1,848,000	2,367,016
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	550,000	545,875
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	729,689
HSBC Holdings PLC:
5.1% 4/5/21	133,000	145,520
6.5% 9/15/37	100,000	110,044
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,229,021
JPMorgan Chase Bank 6% 10/1/17	2,100,000	2,356,628
KeyBank NA 5.8% 7/1/14	500,000	541,095
KeyCorp. 5.1% 3/24/21	2,081,000	2,261,450
Marshall & Ilsley Bank:
4.85% 6/16/15	620,000	666,852
5% 1/17/17	718,000	766,708
PNC Funding Corp. 2.7% 9/19/16	1,500,000	1,559,390
Regions Bank 7.5% 5/15/18	1,095,000	1,193,550
Regions Financial Corp. 0.7438% 6/26/12 (d)	61,000	60,950
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	40,430
The Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,017,150
UnionBanCal Corp. 5.25% 12/16/13	30,000	31,081
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,712,998
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,159,186
5.625% 10/15/16	152,000	170,855
Wells Fargo & Co. 1.25% 2/13/15	3,050,000	3,044,034
		30,096,564
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 5.9%
American Express Credit Corp.:
2.75% 9/15/15	$ 2,009,000	$ 2,090,182
5.125% 8/25/14	720,000	788,800
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,134,272
Discover Financial Services:
6.45% 6/12/17	107,000	117,461
10.25% 7/15/19	105,000	133,885
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,819,377
5.875% 8/2/21	2,700,000	3,012,242
General Electric Capital Corp.:
2.15% 1/9/15	2,500,000	2,564,930
4.625% 1/7/21	1,000,000	1,085,564
4.65% 10/17/21	1,500,000	1,630,704
5.875% 1/14/38	150,000	167,396
HSBC Finance Corp. 5.9% 6/19/12	104,000	105,482
HSBC USA, Inc. 2.375% 2/13/15	246,000	249,478
John Deere Capital Corp. 1.25% 12/2/14	733,000	744,508
		18,644,281
Diversified Financial Services - 7.4%
Bank of America Corp.:
4.5% 4/1/15	3,200,000	3,248,698
5.75% 12/1/17	1,000,000	1,046,978
6.5% 8/1/16	1,240,000	1,340,514
BP Capital Markets PLC:
3.125% 10/1/15	608,000	651,054
3.561% 11/1/21	2,000,000	2,131,252
3.625% 5/8/14	388,000	410,710
4.5% 10/1/20	300,000	338,355
Capital One Capital V 10.25% 8/15/39	441,000	459,743
Capital One Capital VI 8.875% 5/15/40	100,000	103,203
Citigroup, Inc.:
3.953% 6/15/16	653,000	675,078
4.45% 1/10/17	1,250,000	1,319,481
5.375% 8/9/20	750,000	816,368
5.875% 1/30/42	110,000	116,936
6.125% 5/15/18	75,000	83,785
6.5% 8/19/13	2,133,000	2,260,300
6.875% 3/5/38	175,000	204,964
8.5% 5/22/19	100,000	124,042
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Electric Capital Corp. 5.3% 2/11/21	$ 1,460,000	$ 1,608,151
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,979,030
4.35% 8/15/21	650,000	681,767
4.5% 1/24/22	1,390,000	1,476,465
4.625% 5/10/21	655,000	695,944
5.4% 1/6/42	1,180,000	1,272,852
MetLife Institutional Funding II 1.481% 4/4/14 (b)(d)	600,000	599,771
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,074
		23,773,515
Insurance - 5.7%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,801,112
American International Group, Inc. 4.875% 9/15/16	1,390,000	1,462,116
Aon Corp.:
3.125% 5/27/16	1,609,000	1,660,707
5% 9/30/20	553,000	619,114
6.25% 9/30/40	253,000	314,529
Assurant, Inc. 5.625% 2/15/14	85,000	90,008
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,092,673
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	65,505
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	1,134,000	1,131,340
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	781,350
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	157,140
MetLife, Inc. 4.75% 2/8/21	660,000	731,778
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,829,593
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	102,149
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	159,036
Pacific LifeCorp 6% 2/10/20 (b)	902,000	986,277
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,098,946
5.15% 1/15/13	144,000	149,316
5.625% 5/12/41	1,170,000	1,254,274
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	52,445
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	220,053
Unum Group:
5.625% 9/15/20	1,315,000	1,396,692
7.125% 9/30/16	106,000	121,265
		18,277,418
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 94,000	$ 95,103
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,293,434
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,810,765
5.375% 10/15/12	622,000	627,991
Equity One, Inc. 6.25% 12/15/14	223,000	240,921
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,844
6% 7/15/12	131,000	133,063
6.2% 1/15/17	1,300,000	1,470,973
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,640,259
Washington (REIT) 5.25% 1/15/14	58,000	60,795
		7,481,148
Real Estate Management & Development - 3.4%
BioMed Realty LP 3.85% 4/15/16	914,000	940,531
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	183,353
Duke Realty LP:
5.4% 8/15/14	126,000	134,484
5.5% 3/1/16	1,300,000	1,379,499
ERP Operating LP:
4.625% 12/15/21	458,000	490,570
4.75% 7/15/20	1,020,000	1,094,036
Liberty Property LP:
4.75% 10/1/20	140,000	144,666
5.125% 3/2/15	141,000	149,520
5.5% 12/15/16	1,816,000	1,989,312
Mack-Cali Realty LP 7.75% 8/15/19	126,000	153,609
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	77,949
Simon Property Group LP:
2.8% 1/30/17	47,000	48,875
4.125% 12/1/21	2,333,000	2,520,139
5.65% 2/1/20	775,000	911,943
Tanger Properties LP:
6.125% 6/1/20	641,000	729,922
6.15% 11/15/15	65,000	72,861
		11,021,269
TOTAL FINANCIALS		124,873,596
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc.:
3.875% 11/15/21	$ 2,300,000	$ 2,389,295
5.15% 11/15/41	750,000	783,334
Gilead Sciences, Inc. 2.4% 12/1/14	1,500,000	1,554,482
		4,727,111
Health Care Providers & Services - 3.0%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,536,095
4.75% 11/15/21 (b)	530,000	569,108
6.125% 11/15/41 (b)	740,000	831,360
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,753,532
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,017,640
WellPoint, Inc. 2.375% 2/15/17	810,000	819,566
		9,527,301
Pharmaceuticals - 0.7%
Johnson & Johnson 4.85% 5/15/41	630,000	741,701
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,418,510
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,804
		2,299,015
TOTAL HEALTH CARE		16,553,427
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,686
Airlines - 0.1%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	121,976
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 63,887	$ 64,526
8.36% 1/20/19	51,608	52,383
		238,885
Machinery - 0.2%
Caterpillar, Inc. 5.2% 5/27/41	565,000	681,794
TOTAL INDUSTRIALS		1,029,365
INFORMATION TECHNOLOGY - 2.3%
Computers & Peripherals - 0.5%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,555,334
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,526
5.95% 1/15/14	160,000	171,634
6% 10/1/12	173,000	178,291
		502,451
IT Services - 0.5%
IBM Corp. 1.95% 7/22/16	1,617,000	1,671,960
Office Electronics - 0.3%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,096,778
Software - 0.8%
Oracle Corp.:
3.875% 7/15/20	1,865,000	2,090,091
5.375% 7/15/40	240,000	291,244
		2,381,335
TOTAL INFORMATION TECHNOLOGY		7,207,858
MATERIALS - 2.6%
Chemicals - 0.9%
Dow Chemical Co.:
4.125% 11/15/21	696,000	740,458
4.25% 11/15/20	973,000	1,041,496
5.25% 11/15/41	98,000	107,751
7.6% 5/15/14	997,000	1,133,101
		3,022,806
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 82,000	$ 89,420
Metals & Mining - 1.7%
Alcoa, Inc. 5.4% 4/15/21	120,000	124,888
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	179,445
ArcelorMittal SA:
3.75% 2/25/15	2,350,000	2,391,172
5.5% 3/1/21	440,000	434,755
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,090,388
Vale Overseas Ltd. 6.25% 1/23/17	104,000	120,102
		5,340,750
TOTAL MATERIALS		8,452,976
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.:
2.4% 8/15/16	2,115,000	2,203,773
2.95% 5/15/16	620,000	658,434
3.875% 8/15/21	1,500,000	1,614,779
5.55% 8/15/41	700,000	819,893
6.3% 1/15/38	970,000	1,196,625
CenturyLink, Inc.:
6.45% 6/15/21	775,000	820,298
7.6% 9/15/39	1,033,000	1,057,719
7.875% 8/15/12	1,000,000	1,028,395
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	201,231
5.134% 4/27/20	94,000	92,783
Verizon Communications, Inc.:
3.5% 11/1/21	2,000,000	2,091,616
4.6% 4/1/21	460,000	520,762
		12,306,308
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,480,759
3.625% 3/30/15	564,000	595,020
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	232,834
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5% 3/1/21	$ 1,750,000	$ 1,943,674
5.875% 10/1/19	67,000	77,933
		4,330,220
TOTAL TELECOMMUNICATION SERVICES		16,636,528
UTILITIES - 8.2%
Electric Utilities - 4.4%
AmerenUE 6.4% 6/15/17	133,000	160,156
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	195,764
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	84,174
3.4% 9/1/21	725,000	762,201
4% 8/1/20	800,000	872,631
Duke Energy Carolinas LLC:
1.75% 12/15/16	76,000	76,971
4.25% 12/15/41	106,000	111,628
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,313,908
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	525,225
6.4% 9/15/20 (b)	1,310,000	1,414,247
EDP Finance BV:
5.375% 11/2/12 (b)	1,744,000	1,741,384
6% 2/2/18 (b)	106,000	90,244
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,180
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,077,801
FirstEnergy Solutions Corp.:
4.8% 2/15/15	2,610,000	2,820,418
6.05% 8/15/21	38,000	43,303
Nevada Power Co.:
6.5% 8/1/18	70,000	85,678
6.65% 4/1/36	500,000	661,930
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	22,691
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	195,512
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	74,269
Tampa Electric Co. 6.55% 5/15/36	500,000	641,815
		14,118,130
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.6%
Boston Gas Co. 4.487% 2/15/42 (b)	$ 2,000,000	$ 2,027,094
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,567
		2,045,661
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	192,000	208,089
Southern Power Co. 5.15% 9/15/41	461,000	498,196
		706,285
Multi-Utilities - 3.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,298,990
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	73,475
2.8793% 9/30/66 (d)	1,927,000	1,640,330
7.5% 6/30/66 (d)	145,000	153,338
DTE Energy Co. 1.2272% 6/3/13 (d)	86,000	86,275
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,335
5.4% 7/15/14	60,000	65,420
5.45% 9/15/20	650,000	733,497
5.95% 6/15/41	643,000	723,262
6.15% 3/1/13	1,000,000	1,052,940
6.4% 3/15/18	59,000	69,693
Sempra Energy 2% 3/15/14	2,695,000	2,751,641
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	119,925
Xcel Energy, Inc. 4.8% 9/15/41	554,000	600,558
		9,465,679
TOTAL UTILITIES		26,335,755
TOTAL NONCONVERTIBLE BONDS (Cost $258,998,917)		269,282,454
U.S. Treasury Obligations - 6.4%
	Principal Amount	Value
U.S. Treasury Bonds 3.75% 8/15/41	$ 8,155,000	$ 9,230,424
U.S. Treasury Notes:
1.375% 2/28/19	8,735,000	8,722,719
2.125% 8/15/21	2,364,000	2,410,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,567,245)		20,363,685
Municipal Securities - 2.2%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	230,334
Series 2010 B, 8.084% 2/15/50	280,000	396,917
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,502,163
7.625% 3/1/40	435,000	578,019
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	95,000	105,194
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A:
6.637% 4/1/57	3,009,000	3,488,153
6.655% 4/1/57	690,000	790,071
TOTAL MUNICIPAL SECURITIES (Cost $6,361,115)		7,090,851
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	105,000	123,113
Chilean Republic 3.25% 9/14/21	155,000	158,953
United Mexican States 6.05% 1/11/40	146,000	177,755
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $421,994)		459,821
Bank Notes - 0.2%

Wachovia Bank NA 6% 11/15/17 (Cost $440,363)	405,000	465,812
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $103,588)	$ 102,000	$ 108,228
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $17,620,601)	17,620,601	17,620,601
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $304,513,823)		315,391,452
NET OTHER ASSETS (LIABILITIES) - 1.2%		3,934,377
NET ASSETS - 100%		$ 319,325,829
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,385,233 or 11.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,163
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 269,282,454	$ -	$ 269,282,454	$ -
U.S. Government and Government Agency Obligations	20,363,685	-	20,363,685	-
Municipal Securities	7,090,851	-	7,090,851	-
Foreign Government and Government Agency Obligations	459,821	-	459,821	-
Bank Notes	465,812	-	465,812	-
Preferred Securities	108,228	-	108,228	-
Money Market Funds	17,620,601	17,620,601	-	-
Total Investments in Securities:	$ 315,391,452	$ 17,620,601	$ 297,770,851	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Luxembourg	2.0%
Cayman Islands	1.8%
Canada	1.5%
United Kingdom	1.3%
Mexico	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $286,893,222)	$ 297,770,851
Fidelity Central Funds (cost $17,620,601)	17,620,601
Total Investments (cost $304,513,823)		$ 315,391,452
Receivable for fund shares sold		1,492,015
Interest receivable		2,920,033
Distributions receivable from Fidelity Central Funds		2,153
Total assets		319,805,653

Liabilities
Payable for fund shares redeemed	$ 300,201
Distributions payable	39,838
Accrued management fee	90,391
Transfer agent fee payable	25,992
Distribution and service plan fees payable	23,402
Total liabilities		479,824

Net Assets		$ 319,325,829
Net Assets consist of:
Paid in capital		$ 305,818,350
Distributions in excess of net investment income		(157,019)
Accumulated undistributed net realized gain (loss) on investments		2,786,869
Net unrealized appreciation (depreciation) on investments		10,877,629
Net Assets		$ 319,325,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,636,479 ÷ 2,780,578 shares)	$ 11.02

Maximum offering price per share (100/96.00 of $11.02)	$ 11.48
Class T: Net Asset Value and redemption price per share ($7,283,239 ÷ 661,054 shares)	$ 11.02

Maximum offering price per share (100/96.00 of $11.02)	$ 11.48
Class C: Net Asset Value and offering price per share ($19,372,963 ÷ 1,758,460 shares)A	$ 11.02

Corporate Bond: Net Asset Value, offering price and redemption price per share ($257,446,634 ÷ 23,366,371 shares)	$ 11.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,586,514 ÷ 416,280 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 4,594
Interest		3,803,846
Income from Fidelity Central Funds		4,163
Total income		3,812,603

Expenses
Management fee	$ 408,548
Transfer agent fees	131,853
Distribution and service plan fees	116,797
Independent trustees' compensation	367
Miscellaneous	237
Total expenses before reductions	657,802
Expense reductions	(39)	657,763
Net investment income (loss)		3,154,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,852,613
Change in net unrealized appreciation (depreciation) on investment securities		8,727,829
Net gain (loss)		10,580,442
Net increase (decrease) in net assets resulting from operations		$ 13,735,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,154,840	$ 2,803,266
Net realized gain (loss)	1,852,613	3,917,634
Change in net unrealized appreciation (depreciation)	8,727,829	(2,095,716)
Net increase (decrease) in net assets resulting from operations	13,735,282	4,625,184
Distributions to shareholders from net investment income	(3,367,082)	(2,847,827)
Distributions to shareholders from net realized gain	(2,397,454)	(768,211)
Total distributions	(5,764,536)	(3,616,038)
Share transactions - net increase (decrease)	170,136,658	9,147,425
Total increase (decrease) in net assets	178,107,404	10,156,571

Net Assets
Beginning of period	141,218,425	131,061,854
End of period (including distributions in excess of net investment income of $157,019 and undistributed net investment income of $55,223, respectively)	$ 319,325,829	$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.135	.356	.128
Net realized and unrealized gain (loss)	.460	.366	.446
Total from investment operations	.595	.722	.574
Distributions from net investment income	(.145)	(.370)	(.124)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.275)	(.472)	(.124)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C, D	5.67%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.75%	.74% A
Expenses net of fee waivers, if any	.77% A	.75%	.74% A
Expenses net of all reductions	.77% A	.75%	.74% A
Net investment income (loss)	2.53% A	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,636	$ 12,935	$ 3,083
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February, 29 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.134	.357	.131
Net realized and unrealized gain (loss)	.470	.363	.436
Total from investment operations	.604	.720	.567
Distributions from net investment income	(.144)	(.368)	(.127)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.274)	(.470)	(.127)
Net asset value, end of period	$ 11.02	$ 10.69	$ 10.44
Total Return B, C, D	5.76%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.75%	.68% A
Expenses net of fee waivers, if any	.78% A	.75%	.68% A
Expenses net of all reductions	.78% A	.75%	.68% A
Net investment income (loss)	2.52% A	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,283	$ 5,153	$ 1,026
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.095	.280	.106
Net realized and unrealized gain (loss)	.469	.361	.437
Total from investment operations	.564	.641	.543
Distributions from net investment income	(.104)	(.289)	(.103)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.234)	(.391)	(.103)
Net asset value, end of period	$ 11.02	$ 10.69	$ 10.44
Total Return B, C, D	5.37%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.47%	1.45% A
Expenses net of fee waivers, if any	1.52% A	1.47%	1.45% A
Expenses net of all reductions	1.52% A	1.47%	1.45% A
Net investment income (loss)	1.78% A	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,373	$ 11,111	$ 668
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.152	.388	.137
Net realized and unrealized gain (loss)	.459	.367	.447
Total from investment operations	.611	.755	.584
Distributions from net investment income	(.161)	(.403)	(.134)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.291)	(.505)	(.134)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C	5.83%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.45%	.44% A
Expenses net of fee waivers, if any	.46% A	.45%	.44% A
Expenses net of all reductions	.46% A	.45%	.44% A
Net investment income (loss)	2.84% A	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,447	$ 110,113	$ 124,879
Portfolio turnover rate F	149% A	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.149	.389	.140
Net realized and unrealized gain (loss)	.460	.366	.445
Total from investment operations	.609	.755	.585
Distributions from net investment income	(.159)	(.403)	(.135)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.289)	(.505)	(.135)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C	5.81%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.43%	.42% A
Expenses net of fee waivers, if any	.50% A	.43%	.42% A
Expenses net of all reductions	.50% A	.43%	.42% A
Net investment income (loss)	2.80% A	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,587	$ 1,906	$ 1,406
Portfolio turnover rate F	149% A	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,282,325
Gross unrealized depreciation	(399,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,882,961

Tax cost	$ 303,508,491

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $196,018,112 and $29,538,283, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,796	$ 1,167
Class T	-%	.25%	9,877	23
Class C	.75%	.25%	79,124	20,886
			$ 116,797	$ 22,076

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,563
Class T	4,505
Class C*	971
$ 20,039

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,887.16
Class T	6,908.18
Class C	12,549.16
Corporate Bond	91,915.10
Institutional Class	2,594.14
	$ 131,853

* Annualized

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $237 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $39.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 298,618	$ 119,903
Class T	105,648	43,229
Class C	153,547	42,265
Corporate Bond	2,754,776	2,607,261
Institutional Class	54,493	35,169
Total	$ 3,367,082	$ 2,847,827

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended February 29, 2012	Year ended August 31, 2011
From net realized gain
Class A	$ 226,737	$ 19,036
Class T	84,113	5,392
Class C	181,128	5,080
Corporate Bond	1,864,916	730,206
Institutional Class	40,560	8,497
Total	$ 2,397,454	$ 768,211

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	2,151,333	1,336,934	$ 23,183,917	$ 14,120,100
Reinvestment of distributions	44,604	9,730	476,628	101,662
Shares redeemed	(624,798)	(432,347)	(6,725,792)	(4,532,906)
Net increase (decrease)	1,571,139	914,317	$ 16,934,753	$ 9,688,856
Class T
Shares sold	528,471	478,464	$ 5,696,028	$ 5,051,757
Reinvestment of distributions	16,693	4,383	178,158	45,990
Shares redeemed	(365,938)	(99,224)	(4,011,730)	(1,025,191)
Net increase (decrease)	179,226	383,623	$ 1,862,456	$ 4,072,556
Class C
Shares sold	900,864	1,091,237	$ 9,728,145	$ 11,575,052
Reinvestment of distributions	30,848	4,266	328,492	44,862
Shares redeemed	(212,232)	(120,514)	(2,292,856)	(1,267,376)
Net increase (decrease)	719,480	974,989	$ 7,763,781	$ 10,352,538
Corporate Bond
Shares sold	16,828,286	12,128,747	$ 181,536,392	$ 127,535,788
Reinvestment of distributions	409,103	293,748	4,377,830	3,053,981
Shares redeemed	(4,166,723)	(14,082,596)	(44,909,865)	(146,074,610)
Net increase (decrease)	13,070,666	(1,660,101)	$ 141,004,357	$ (15,484,841)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Institutional Class
Shares sold	314,951	224,468	$ 3,398,757	$ 2,376,509
Reinvestment of distributions	7,387	3,593	78,955	37,377
Shares redeemed	(84,235)	(184,465)	(906,401)	(1,895,570)
Net increase (decrease)	238,103	43,596	$ 2,571,311	$ 518,316

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-USAN-0412
1.907020.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,031.00	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.81%
Actual		$ 1,000.00	$ 1,030.80	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Class B	1.51%
Actual		$ 1,000.00	$ 1,027.20	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.53%
Actual		$ 1,000.00	$ 1,027.10	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.67
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,031.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,032.30	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 67.9%	U.S. Government and U.S. Government Agency Obligations 81.3%
AAA 2.4%	AAA 5.5%
AA 3.3%	AA 3.1%
A 4.4%	A 6.5%
BBB 15.0%	BBB 13.2%
BB and Below 5.4%	BB and Below 6.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets† (15.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	5.0	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*	As of August 31, 2011**
Corporate Bonds 23.8%	Corporate Bonds 23.3%
U.S. Government and U.S. Government Agency Obligations 67.9%	U.S. Government and U.S. Government Agency Obligations 81.3%
Asset-Backed Securities 0.4%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 5.7%	CMOs and Other Mortgage Related Securities 9.6%
Municipal Bonds 0.4%	Municipal Bonds 0.2%
Other Investments 0.3%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets† (15.7)%

* Foreign investments	3.4%	** Foreign investments	3.1%
* Futures and Swaps	(0.7)%	** Futures and Swaps	(0.1)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
Comcast Corp.:
5.15% 3/1/20	$ 5,596	$ 6,557
5.7% 5/15/18	6,385	7,542
6.5% 1/15/17	4,125	4,970
6.55% 7/1/39	4,789	6,078
Discovery Communications LLC 6.35% 6/1/40	3,458	4,348
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,317
6.4% 4/30/40	5,000	6,255
News America Holdings, Inc. 7.75% 12/1/45	3,043	3,659
News America, Inc.:
6.15% 3/1/37	759	874
6.15% 2/15/41	2,347	2,788
Time Warner Cable, Inc.:
4% 9/1/21	17,000	17,778
5.85% 5/1/17	16,878	19,863
6.75% 7/1/18	5,587	6,867
Time Warner, Inc.:
5.375% 10/15/41	1,324	1,467
6.2% 3/15/40	5,000	5,929
		101,292
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,724
Fortune Brands, Inc.:
5.375% 1/15/16	470	522
5.875% 1/15/36	3,830	3,894
6.375% 6/15/14	2,462	2,718
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,098
		16,956
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,353
6.5% 8/11/17	4,718	5,727
		10,080
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	7,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 5,570	$ 7,582
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,525
7.25% 6/15/37	9,654	11,578
		34,873
TOTAL CONSUMER STAPLES		61,909
ENERGY - 2.9%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,203
5.35% 3/15/20 (c)	4,973	5,491
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,298
5% 10/1/21	3,162	3,301
Transocean, Inc.:
5.05% 12/15/16	3,231	3,535
6.375% 12/15/21	4,266	5,033
		28,861
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,329
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,076
EQT Corp. 4.875% 11/15/21	2,163	2,212
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,732
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,832
Nexen, Inc. 6.4% 5/15/37	2,868	3,284
Petro-Canada 6.05% 5/15/18	1,963	2,377
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,940
5.375% 1/27/21	3,278	3,524
5.75% 1/20/20	17,057	18,763
6.75% 1/27/41	10,055	11,681
Petroleos Mexicanos 6.5% 6/2/41 (c)	17,929	20,215
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	777	874
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	3,906	4,194
6.75% 9/30/19 (c)	2,556	3,029
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 2,003	$ 2,039
4.6% 6/15/21	1,124	1,186
Western Gas Partners LP 5.375% 6/1/21	6,237	6,655
Williams Partners LP 4.125% 11/15/20	1,029	1,086
		116,028
TOTAL ENERGY		144,889
FINANCIALS - 10.3%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	5,660
5.75% 1/24/22	2,870	2,995
5.95% 1/18/18	4,817	5,206
6.75% 10/1/37	14,507	14,515
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,826
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,485
Lazard Group LLC:
6.85% 6/15/17	2,464	2,679
7.125% 5/15/15	7,737	8,339
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,049	1,952
Morgan Stanley:
4.75% 4/1/14	1,376	1,392
5.5% 7/28/21	4,390	4,348
6.625% 4/1/18	7,981	8,463
7.3% 5/13/19	4,777	5,155
		70,015
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	7,041	7,158
Credit Suisse New York Branch 6% 2/15/18	8,405	8,854
Discover Bank:
7% 4/15/20	3,642	4,127
8.7% 11/18/19	5,944	7,153
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,128
8.25% 3/1/38	2,385	3,055
Fifth Third Bank 4.75% 2/1/15	949	1,001
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	3,533	3,507
HBOS PLC 6.75% 5/21/18 (c)	3,056	2,746
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20	$ 1,597	$ 1,806
JPMorgan Chase Bank 6% 10/1/17	5,986	6,718
KeyBank NA 6.95% 2/1/28	1,344	1,511
KeyCorp. 5.1% 3/24/21	2,442	2,654
Marshall & Ilsley Bank 5% 1/17/17	6,464	6,903
Regions Bank:
6.45% 6/26/37	8,147	7,495
7.5% 5/15/18	3,713	4,047
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,118
7.75% 11/10/14	4,705	5,024
Wachovia Corp. 4.875% 2/15/14	4,283	4,517
		81,522
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,821
SLM Corp. 5% 10/1/13	391	400
		5,221
Diversified Financial Services - 1.5%
Bank of America Corp.:
5.65% 5/1/18	3,745	3,886
5.75% 12/1/17	13,408	14,038
6.5% 8/1/16	5,430	5,870
Capital One Capital V 10.25% 8/15/39	2,114	2,204
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,112
4.5% 1/14/22	3,182	3,268
5.875% 1/30/42	1,893	2,012
6.125% 5/15/18	9,472	10,581
6.5% 8/19/13	1,317	1,396
JPMorgan Chase & Co.:
4.35% 8/15/21	5,680	5,958
4.5% 1/24/22	4,927	5,233
4.95% 3/25/20	8,888	9,636
5.4% 1/6/42	2,359	2,545
TECO Finance, Inc.:
4% 3/15/16	1,439	1,523
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.: - continued
5.15% 3/15/20	$ 2,067	$ 2,322
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	1,161	1,132
		76,716
Insurance - 1.9%
Allstate Corp. 5.2% 1/15/42	1,247	1,365
American International Group, Inc. 4.875% 9/15/16	3,411	3,588
Aon Corp.:
3.125% 5/27/16	4,835	4,990
5% 9/30/20	2,135	2,390
6.25% 9/30/40	1,748	2,173
Assurant, Inc. 5.625% 2/15/14	4,022	4,259
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,678
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	10,398	10,320
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,261
6.7% 8/15/16 (c)	7,459	8,185
10.75% 6/15/88 (c)(i)	4,022	5,249
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	2,905
MetLife, Inc.:
5.875% 2/6/41	573	700
6.75% 6/1/16	4,485	5,368
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	202	249
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,777
Prudential Financial, Inc.:
4.5% 11/16/21	3,500	3,752
5.8% 11/16/41	3,662	4,091
6.2% 11/15/40	1,810	2,080
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,015
Unum Group 5.625% 9/15/20	4,155	4,413
		92,086
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,492
Camden Property Trust 5.375% 12/15/13	1,818	1,894
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,226	4,338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 4,283	$ 4,324
7.5% 4/1/17	2,623	2,948
9.625% 3/15/16	3,987	4,794
Duke Realty LP 4.625% 5/15/13	317	327
Equity One, Inc.:
5.375% 10/15/15	585	618
6% 9/15/17	3,250	3,491
6.25% 12/15/14	2,985	3,225
6.25% 1/15/17	2,136	2,315
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,774
5.9% 4/1/20	1,389	1,566
6% 7/15/12	1,579	1,604
6.2% 1/15/17	1,215	1,375
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,093
6.65% 1/15/18	3,200	3,445
UDR, Inc. 5.5% 4/1/14	6,383	6,708
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,837
		51,168
Real Estate Management & Development - 2.7%
AMB Property LP:
5.9% 8/15/13	4,537	4,676
6.3% 6/1/13	4,607	4,784
BioMed Realty LP:
3.85% 4/15/16	5,000	5,145
6.125% 4/15/20	1,872	2,101
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,332
5.75% 4/1/12	3,189	3,195
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,175
6.875% 8/15/12	3,309	3,358
Colonial Realty LP 6.05% 9/1/16	4,436	4,583
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,783
Duke Realty LP:
5.4% 8/15/14	5,135	5,481
5.5% 3/1/16	5,038	5,346
5.95% 2/15/17	1,536	1,700
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 3,807	$ 4,004
6.5% 1/15/18	5,065	5,741
ERP Operating LP:
4.625% 12/15/21	9,810	10,508
5.2% 4/1/13	6,349	6,560
5.5% 10/1/12	6,078	6,237
5.75% 6/15/17	1,259	1,432
6.625% 3/15/12	1,111	1,113
Liberty Property LP:
5.5% 12/15/16	3,158	3,459
6.375% 8/15/12	2,174	2,211
6.625% 10/1/17	3,709	4,246
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,684
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,286
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,862
5.35% 4/15/12 (c)	1,530	1,533
5.5% 1/15/14 (c)	4,505	4,611
Tanger Properties LP:
6.125% 6/1/20	4,421	5,034
6.15% 11/15/15	9,117	10,220
		132,400
TOTAL FINANCIALS		509,128
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	5,907
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,299
4.75% 11/15/21 (c)	5,135	5,514
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,624
6.25% 6/15/14	1,557	1,715
		19,152
TOTAL HEALTH CARE		25,059
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,109	1,190
6.795% 2/2/20	308	310
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,045	2,066
8.36% 1/20/19	7,501	7,613
		11,179
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,984	3,092
TOTAL INDUSTRIALS		14,271
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,036
6.55% 10/1/17	2,421	2,860
		7,896
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,801
TOTAL INFORMATION TECHNOLOGY		9,697
MATERIALS - 0.8%
Chemicals - 0.6%
Dow Chemical Co.:
4.125% 11/15/21	4,654	4,951
4.25% 11/15/20	2,512	2,689
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 7,270	$ 7,993
7.6% 5/15/14	13,026	14,804
		30,437
Metals & Mining - 0.2%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,585
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	5,087	5,213
		6,798
TOTAL MATERIALS		37,235
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36	5,000	6,383
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,566
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,177
6.45% 6/15/21	2,955	3,128
7.6% 9/15/39	655	671
Embarq Corp. 7.995% 6/1/36	2,427	2,590
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,330
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,338
		29,183
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.375% 9/8/16	6,904	7,050
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	6,291	7,318
6.35% 3/15/40	1,971	2,321
		16,689
TOTAL TELECOMMUNICATION SERVICES		45,872
UTILITIES - 2.2%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,787
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,485
6.4% 9/15/20 (c)	9,167	9,896
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International 3.75% 9/15/17	$ 3,716	$ 3,950
EDP Finance BV 6% 2/2/18 (c)	2,447	2,083
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,609
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,709
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,217
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,658
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,993
		51,387
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,276
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,570
		4,846
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	6,310	6,839
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,881
6.5% 5/1/18	5,351	6,242
PSEG Power LLC 2.75% 9/15/16	1,192	1,211
		17,173
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.8793% 9/30/66 (i)	5,579	4,749
7.5% 6/30/66 (i)	3,654	3,864
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,231
5.4% 7/15/14	1,393	1,519
5.45% 9/15/20	1,461	1,649
5.8% 2/1/42	2,709	2,891
5.95% 6/15/41	4,935	5,551
6.25% 12/15/40	1,327	1,524
6.4% 3/15/18	4,529	5,350
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	4,001	4,101
		33,429
TOTAL UTILITIES		106,835
TOTAL NONCONVERTIBLE BONDS (Cost $973,553)		1,056,187
U.S. Government and Government Agency Obligations - 25.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	$ 15,563	$ 19,441
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	24,733	24,795
2.125% 2/15/40	8	11
2.125% 2/15/41	57,600	79,468
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		104,274
U.S. Treasury Obligations - 23.1%
U.S. Treasury Bonds:
3.125% 2/15/42	82,756	83,170
3.75% 8/15/41	31,467	35,617
4.375% 5/15/41	55,344	69,543
U.S. Treasury Notes:
0.375% 6/30/13	49,248	49,331
1.5% 12/31/13	352,900	360,691
2% 11/15/21	138,603	139,253
3.125% 5/15/21 (f)	142,284	157,924
3.5% 5/31/13	103,340	107,538
3.625% 2/15/20	122,561	141,424
TOTAL U.S. TREASURY OBLIGATIONS		1,144,491
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,225,184)		1,268,206
U.S. Government Agency - Mortgage Securities - 25.7%

Fannie Mae Guaranteed Mtg. pass-thru certificates - 16.7%
2.303% 6/1/36 (i)	138	146
2.601% 2/1/35 (i)	2,601	2,752
2.635% 7/1/37 (i)	404	430
3.5% 3/1/42 (e)	100,900	104,291
3.5% 3/1/42 (e)	18,900	19,535
3.5% 3/1/42 (e)	22,200	22,946
3.5% 3/1/42 (e)	19,100	19,742
4% 9/1/26 to 11/1/41	92,946	98,263
4% 9/1/41	231	244
4% 10/1/41	1,861	1,969
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mtg. pass-thru certificates - continued
4% 3/1/42 (e)	$ 25,800	$ 27,153
4.5% 4/1/18 to 11/1/41	143,924	154,626
4.5% 3/1/27 (e)	3,300	3,531
4.5% 3/1/42 (e)	6,000	6,395
5% 4/1/18 to 6/1/40	83,059	89,722
5% 3/1/42 (e)	22,000	23,759
5% 3/1/42 (e)	1,600	1,728
5% 3/1/42 (e)	6,000	6,480
5.5% 12/1/30 to 9/1/38	77,914	84,979
5.5% 3/1/42 (e)	41,700	45,435
6% 3/1/22 to 4/1/40	104,359	115,046
6.5% 2/1/36	179	201
TOTAL FANNIE MAE GUARANTEED MTG. PASS-THRU CERTIFICATES		829,373
Freddie Mac - 5.3%
3.149% 10/1/35 (i)	200	213
4% 12/1/40 to 11/1/41	24,580	26,133
4% 9/1/41	938	990
4% 3/1/42 (e)	11,000	11,539
4.5% 7/1/25 to 10/1/41	90,921	97,827
5% 7/1/35 to 4/1/41	57,749	62,412
5% 3/1/42 (e)	400	431
5.5% 12/1/27 to 1/1/40	49,524	53,695
6% 7/1/37 to 8/1/37	3,579	3,950
6.5% 9/1/39	4,692	5,227
TOTAL FREDDIE MAC		262,417
Ginnie Mae - 3.7%
3.5% 3/15/41 to 2/15/42	10,399	10,917
4% 1/15/25 to 11/15/41	39,081	42,158
4% 3/1/42 (e)	6,200	6,677
4.5% 5/15/39 to 3/20/41	53,087	58,019
4.5% 3/1/42 (e)	1,700	1,853
5% 3/15/39 to 9/15/41	36,445	40,396
5% 3/1/42 (e)	6,000	6,627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 8,890	$ 9,901
6% 9/20/38	5,864	6,563
TOTAL GINNIE MAE		183,111
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,257,847)		1,274,901
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (i)	764	413
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (i)	206	144
Series 2005-HE2 Class M2, 0.694% 4/25/35 (i)	68	66
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(i)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7485% 6/15/32 (c)(i)	6,013	3,096
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (i)	53	41
Series 2004-R2 Class M3, 0.794% 4/25/34 (i)	85	26
Series 2005-R2 Class M1, 0.694% 4/25/35 (i)	1,307	1,134
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (i)	30	22
Series 2004-W7 Class M1, 0.794% 5/25/34 (i)	808	578
Series 2006-W4 Class A2C, 0.404% 5/25/36 (i)	838	205
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(c)(i)	5,160	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (i)	886	781
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	265
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (c)(i)	220	164
Class B, 0.9955% 7/20/39 (c)(i)	355	145
Class C, 1.3455% 7/20/39 (c)(i)	456	10
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (i)	1,140	361
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (i)	$ 5	$ 5
Series 2007-4 Class A1A, 0.3963% 9/25/37 (i)	124	121
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (i)	61	10
Series 2004-3 Class M4, 1.214% 4/25/34 (i)	101	44
Series 2004-4 Class M2, 1.039% 6/25/34 (i)	372	168
Series 2005-3 Class MV1, 0.664% 8/25/35 (i)	139	137
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (i)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (i)	231	135
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (i)	13	1
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.924% 1/25/35 (i)	231	52
Series 2006-D Class M1, 0.474% 11/25/36 (i)	39	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(i)	2,174	761
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	925	851
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (c)(i)	135	126
Series 2006-2A:
Class A, 0.4285% 11/15/34 (c)(i)	996	824
Class B, 0.5285% 11/15/34 (c)(i)	361	233
Class C, 0.6285% 11/15/34 (c)(i)	597	295
Class D, 0.9985% 11/15/34 (c)(i)	285	63
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (i)	310	237
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(i)	259	76
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (c)(i)	24	24
Class C, 0.794% 9/25/46 (c)(i)	1,211	618
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (i)	179	122
Series 2003-3 Class M1, 1.534% 8/25/33 (i)	442	319
Series 2003-5 Class A2, 0.944% 12/25/33 (i)	21	15
Series 2005-5 Class 2A2, 0.494% 11/25/35 (i)	4	4
Series 2006-1 Class 2A3, 0.469% 4/25/36 (i)	237	235
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (i)	$ 913	$ 266
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.374% 11/25/36 (i)	913	755
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (i)	376	330
Series 2006-A Class 2C, 1.7238% 3/27/42 (i)	1,605	430
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (i)	53	32
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	12	12
Class C, 5.691% 10/20/28 (c)	5	5
Class D, 6.01% 10/20/28 (c)	50	50
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (i)	496	9
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (i)	76	47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (i)	276	185
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (i)	1,003	745
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (i)	1,603	1,199
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (i)	36	28
Series 2004-NC8 Class M6, 1.494% 9/25/34 (i)	93	53
Series 2005-NC1 Class M1, 0.684% 1/25/35 (i)	253	160
Series 2005-NC2 Class B1, 1.414% 3/25/35 (i)	264	33
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	5,500	371
Series 2006-4 Class D, 1.344% 5/25/32 (i)	1,227	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	23,975	384
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	17,089	379
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (i)	903	384
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(c)(i)	449	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(c)(i)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (i)	10	10
Series 2007-6 Class 2A1, 0.304% 7/25/37 (i)	50	49
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (i)	337	142
Class M4, 1.694% 9/25/34 (i)	433	95
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (i)	$ 3	$ 3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (c)(i)	325	311
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (i)	805	365
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (i)	52	17
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	261	270
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (i)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (c)(i)	1,728	52
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	704	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $23,623)		20,227
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,223	269
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (c)(i)	12	12
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	3,053	2,946
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (i)	690	635
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4255% 12/20/54 (i)	2,694	2,268
Class M1, 0.5855% 12/20/54 (i)	710	541
Series 2007-1:
Class 1M1, 0.5455% 12/20/54 (i)	894	682
Class 2M1, 0.7455% 12/20/54 (i)	1,148	875
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (i)	341	245
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	$ 1,860	$ 1,958
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (i)	1,176	887
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (i)	523	307
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (i)	901	605
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (i)	1,265	984
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (c)(i)	708	575
Class B6, 3.1048% 7/10/35 (c)(i)	938	747
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (c)(i)	155	144
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	66
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (i)	23	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (i)	252	233
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (i)	2,073	1,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,879)		16,576
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (i)	805	814
Class A3, 7.1326% 2/14/43 (i)	869	885
Class A6, 7.4526% 2/14/43 (i)	1,281	1,306
Class PS1, 1.4363% 2/14/43 (i)(k)	3,672	40
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (i)	1,072	1,143
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,336
Series 2007-4 Class A3, 5.9813% 2/10/51 (i)	1,092	1,160
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	128
Series 2007-3:
Class A3, 5.8426% 6/10/49 (i)	1,828	1,916
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A4, 5.8426% 6/10/49 (i)	$ 2,283	$ 2,523
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	150	153
Class A4, 4.153% 11/10/38	1,389	1,443
Series 2005-1 Class A3, 4.877% 11/10/42	454	454
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	614
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	128	128
Class K, 6.15% 5/11/35 (c)	509	496
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	3,402	3,610
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (c)(i)	470	456
Class D, 0.6085% 3/15/22 (c)(i)	476	462
Class E, 0.6485% 3/15/22 (c)(i)	393	381
Class F, 0.7185% 3/15/22 (c)(i)	489	469
Class G, 0.7785% 3/15/22 (c)(i)	317	298
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (c)(i)	787	756
Class E, 0.4885% 10/15/19 (c)(i)	797	757
Class F, 0.5585% 10/15/19 (c)(i)	1,885	1,772
Class G, 0.5785% 10/15/19 (c)(i)	1,257	1,119
Class H, 0.6185% 10/15/19 (c)(i)	1,388	1,180
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (c)(i)	52	37
Series 2004-1:
Class A, 0.604% 4/25/34 (c)(i)	671	540
Class B, 2.144% 4/25/34 (c)(i)	75	43
Class M1, 0.804% 4/25/34 (c)(i)	76	53
Class M2, 1.444% 4/25/34 (c)(i)	70	48
Series 2005-2A:
Class A1, 0.554% 8/25/35 (c)(i)	970	633
Class M1, 0.674% 8/25/35 (c)(i)	64	33
Class M2, 0.724% 8/25/35 (c)(i)	85	38
Class M3, 0.744% 8/25/35 (c)(i)	58	23
Series 2005-3A:
Class A2, 0.644% 11/25/35 (c)(i)	353	233
Class M1, 0.684% 11/25/35 (c)(i)	95	54
Class M2, 0.734% 11/25/35 (c)(i)	71	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 0.754% 11/25/35 (c)(i)	$ 63	$ 33
Class M4, 0.844% 11/25/35 (c)(i)	79	38
Series 2005-4A:
Class A2, 0.634% 1/25/36 (c)(i)	848	526
Class B1, 1.644% 1/25/36 (c)(i)	92	12
Class M1, 0.694% 1/25/36 (c)(i)	273	118
Class M2, 0.714% 1/25/36 (c)(i)	103	40
Class M3, 0.744% 1/25/36 (c)(i)	150	52
Class M4, 0.854% 1/25/36 (c)(i)	83	26
Class M5, 0.894% 1/25/36 (c)(i)	83	22
Class M6, 0.944% 1/25/36 (c)(i)	88	17
Series 2006-1:
Class A2, 0.604% 4/25/36 (c)(i)	166	115
Class M1, 0.624% 4/25/36 (c)(i)	101	57
Class M2, 0.644% 4/25/36 (c)(i)	106	56
Class M3, 0.664% 4/25/36 (c)(i)	92	45
Class M4, 0.764% 4/25/36 (c)(i)	52	23
Class M5, 0.804% 4/25/36 (c)(i)	50	20
Class M6, 0.884% 4/25/36 (c)(i)	100	38
Series 2006-2A:
Class A1, 0.474% 7/25/36 (c)(i)	2,266	1,435
Class A2, 0.524% 7/25/36 (c)(i)	147	88
Class B1, 1.114% 7/25/36 (c)(i)	93	11
Class B3, 2.944% 7/25/36 (c)(i)	83	3
Class M1, 0.554% 7/25/36 (c)(i)	154	62
Class M2, 0.574% 7/25/36 (c)(i)	109	39
Class M3, 0.594% 7/25/36 (c)(i)	90	29
Class M4, 0.664% 7/25/36 (c)(i)	103	30
Class M5, 0.714% 7/25/36 (c)(i)	75	18
Class M6, 0.784% 7/25/36 (c)(i)	111	18
Series 2006-3A:
Class B1, 1.044% 10/25/36 (c)(i)	107	2
Class M4, 0.674% 10/25/36 (c)(i)	119	12
Class M5, 0.724% 10/25/36 (c)(i)	143	10
Class M6, 0.804% 10/25/36 (c)(i)	280	13
Series 2006-4A:
Class A1, 0.474% 12/25/36 (c)(i)	468	310
Class A2, 0.514% 12/25/36 (c)(i)	2,376	1,212
Class B1, 0.944% 12/25/36 (c)(i)	148	14
Class B2, 1.494% 12/25/36 (c)(i)	151	9
Class B3, 2.694% 12/25/36 (c)(i)	57	1
Class M1, 0.534% 12/25/36 (c)(i)	191	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M2, 0.554% 12/25/36 (c)(i)	$ 128	$ 43
Class M3, 0.584% 12/25/36 (c)(i)	129	38
Class M4, 0.644% 12/25/36 (c)(i)	155	36
Class M5, 0.684% 12/25/36 (c)(i)	142	23
Class M6, 0.764% 12/25/36 (c)(i)	128	16
Series 2007-1:
Class A2, 0.514% 3/25/37 (c)(i)	511	245
Class B1, 0.914% 3/25/37 (c)(i)	204	15
Class B2, 1.394% 3/25/37 (c)(i)	131	6
Class M1, 0.514% 3/25/37 (c)(i)	180	59
Class M2, 0.534% 3/25/37 (c)(i)	134	35
Class M3, 0.564% 3/25/37 (c)(i)	178	36
Class M4, 0.614% 3/25/37 (c)(i)	145	21
Class M5, 0.664% 3/25/37 (c)(i)	150	19
Class M6, 0.744% 3/25/37 (c)(i)	209	22
Series 2007-2A:
Class A1, 0.514% 7/25/37 (c)(i)	1,335	689
Class A2, 0.564% 7/25/37 (c)(i)	1,250	438
Class B1, 1.844% 7/25/37 (c)(i)	374	14
Class B2, 2.494% 7/25/37 (c)(i)	121	6
Class M1, 0.614% 7/25/37 (c)(i)	426	65
Class M2, 0.654% 7/25/37 (c)(i)	278	31
Class M3, 0.734% 7/25/37 (c)(i)	281	25
Class M4, 0.894% 7/25/37 (c)(i)	467	36
Class M5, 0.994% 7/25/37 (c)(i)	413	27
Class M6, 1.244% 7/25/37 (c)(i)	524	27
Series 2007-3:
Class A2, 0.534% 7/25/37 (c)(i)	507	217
Class B1, 1.194% 7/25/37 (c)(i)	306	26
Class B2, 1.844% 7/25/37 (c)(i)	787	42
Class B3, 4.244% 7/25/37 (c)(i)	95	2
Class M1, 0.554% 7/25/37 (c)(i)	269	89
Class M2, 0.584% 7/25/37 (c)(i)	287	78
Class M3, 0.614% 7/25/37 (c)(i)	463	102
Class M4, 0.744% 7/25/37 (c)(i)	729	129
Class M5, 0.844% 7/25/37 (c)(i)	369	49
Class M6, 1.044% 7/25/37 (c)(i)	280	31
Series 2007-4A:
Class B1, 2.794% 9/25/37 (c)(i)	147	5
Class M1, 1.194% 9/25/37 (c)(i)	222	19
Class M2, 1.294% 9/25/37 (c)(i)	222	14
Class M4, 1.844% 9/25/37 (c)(i)	452	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class M5, 1.994% 9/25/37 (c)(i)	$ 452	$ 14
Class M6, 2.194% 9/25/37 (c)(i)	453	9
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (c)(i)	330	317
Class J, 1.0985% 3/15/19 (c)(i)	323	278
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (c)(i)	489	420
Class E, 0.5485% 3/15/22 (c)(i)	2,030	1,722
Class F, 0.5985% 3/15/22 (c)(i)	1,246	1,032
Class G, 0.6485% 3/15/22 (c)(i)	401	328
Class H, 0.7985% 3/15/22 (c)(i)	489	390
Class J, 0.9485% 3/15/22 (c)(i)	489	380
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	58	58
Series 2004-PWR3 Class A3, 4.487% 2/11/41	322	329
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,036
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(i)(k)	14,447	172
Series 2006-T22 Class A4, 5.7044% 4/12/38 (i)	137	156
Series 2006-T24 Class X2, 0.6237% 10/12/41 (c)(i)(k)	1,956	15
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (c)(i)(k)	96,567	1,081
Series 2007-T28 Class X2, 0.3272% 9/11/42 (c)(i)(k)	51,956	340
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (c)(i)	462	381
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,342
Class XCL, 1.5913% 5/15/35 (c)(i)(k)	5,639	132
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	2,110	2,117
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(i)	153	146
Class H, 0.6235% 8/15/21 (c)(i)	261	244
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,622	1,546
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	197	197
Series 2007-FL3A Class A2, 0.3885% 4/15/22 (c)(i)	913	861
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (i)	1,032	1,062
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,066	$ 1,139
Class C, 5.476% 12/11/49	2,061	590
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (i)	1,095	1,175
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	197
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (c)(i)	49	48
Class H, 0.8685% 4/15/17 (c)(i)	109	94
Class J, 1.0985% 4/15/17 (c)(i)	104	73
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (c)(i)	836	769
Class D, 0.5885% 11/15/17 (c)(i)	44	40
Class E, 0.6385% 11/15/17 (c)(i)	154	139
Class F, 0.6985% 11/15/17 (c)(i)	118	105
Class G, 0.7485% 11/15/17 (c)(i)	81	72
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(i)	1,560	1,398
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,247
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,851	1,800
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,252
Series 2006-C8 Class XP, 0.6566% 12/10/46 (i)(k)	9,579	84
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	8	8
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,190	2,384
Series 2007-C3 Class A4, 5.9018% 6/15/39 (i)	658	717
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (i)(k)	6,402	77
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	991	1,085
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (c)(i)	3,907	2,901
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	57	57
Class A4, 4.75% 1/15/37	510	537
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (i)(k)	$ 535	$ 1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (c)(i)(k)	2,154	4
Series 2006-C1 Class A3, 5.5944% 2/15/39 (i)	4,060	4,338
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (c)(i)	414	372
Class C:
0.4185% 2/15/22 (c)(i)	1,180	1,047
0.5185% 2/15/22 (c)(i)	421	370
Class F, 0.5685% 2/15/22 (c)(i)	843	731
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (i)(k)	21,431	158
Class B, 5.487% 2/15/40 (c)(i)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	903	911
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,525
Series 2001-1 Class X1, 1.5729% 5/15/33 (c)(i)(k)	1,566	14
Series 2007-C1 Class XP, 0.3493% 12/10/49 (i)(k)	16,797	74
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (i)(k)	4,757	8
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (c)(i)	412	400
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,535
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (c)(i)(k)	29,107	181
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (c)(i)	248	236
Class F, 0.7025% 6/6/20 (c)(i)	528	499
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(i)	1,041	1,013
Class D, 2.3636% 3/6/20 (c)(i)	6,868	6,656
Class F, 2.8433% 3/6/20 (c)(i)	107	103
Class G, 3.0177% 3/6/20 (c)(i)	54	52
Class H, 3.5846% 3/6/20 (c)(i)	479	458
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class J, 4.4568% 3/6/20 (c)(i)	$ 686	$ 660
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	264	267
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (c)(i)(k)	20,878	45
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	521	524
Series 2007-GG10 Class A2, 5.778% 8/10/45	359	365
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (c)(i)	602	560
Class C, 0.4585% 11/15/18 (c)(i)	427	385
Class D, 0.4785% 11/15/18 (c)(i)	169	149
Class E, 0.5285% 11/15/18 (c)(i)	243	209
Class F, 0.5785% 11/15/18 (c)(i)	292	248
Class G, 0.6085% 11/15/18 (c)(i)	254	208
Class H, 0.7485% 11/15/18 (c)(i)	243	190
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	416	435
Series 2007-LD11 Class A4, 6.0045% 6/15/49 (i)	20,914	23,091
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,064	2,064
Series 2005-CB13 Class E, 5.5259% 1/12/43 (c)(i)	694	35
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	297
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (i)	93	35
Class C, 5.9303% 2/12/49 (i)	245	72
Class D, 5.9303% 2/12/49 (i)	257	36
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	209	53
Class CS, 5.466% 1/15/49 (i)	90	11
Class ES, 5.7445% 1/15/49 (c)(i)	566	30
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	28	28
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	156	158
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	150
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	92	92
Series 2006-C7 Class A2, 5.3% 11/15/38	658	658
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (i)(k)	3,121	7
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (i)(k)	5,850	63
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (i)(k)	$ 2,187	$ 19
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	1,368	1,549
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,320
Class XCP, 0.431% 9/15/45 (i)(k)	100,269	728
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (c)(i)	351	314
Class E, 0.5385% 9/15/21 (c)(i)	1,265	1,095
Class F, 0.5885% 9/15/21 (c)(i)	723	604
Class G, 0.6085% 9/15/21 (c)(i)	3,017	2,429
Class H, 0.6485% 9/15/21 (c)(i)	369	282
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,946
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,523	1,546
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (i)	742	749
Series 2005-LC1 Class F, 5.5568% 1/12/44 (c)(i)	953	532
Series 2006-C1 Class A2, 5.8093% 5/12/39 (i)	1,015	1,050
Series 2007-C1 Class A4, 6.0271% 6/12/50 (i)	4,145	4,662
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,661
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (i)	165	165
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	900	956
Series 2007-5:
Class A3, 5.364% 8/12/48	427	438
Class A4, 5.378% 8/12/48	55	59
Class B, 5.479% 8/12/48	3,285	821
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	2,594	2,813
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	3,832	4,144
Series 2006-4 Class XP, 0.8109% 12/12/49 (i)(k)	19,313	322
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,095	342
Series 2007-7 Class B, 5.9345% 6/12/50 (i)	1,409	119
Series 2007-8 Class A3, 6.1644% 8/12/49 (i)	944	1,049
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(i)	227	131
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(i)	629	570
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.439% 10/15/20 (c)(i)	$ 422	$ 380
Class E, 0.499% 10/15/20 (c)(i)	528	449
Class F, 0.549% 10/15/20 (c)(i)	397	302
Class G, 0.589% 10/15/20 (c)(i)	491	359
Class H, 0.679% 10/15/20 (c)(i)	309	179
Class J, 0.829% 10/15/20 (c)(i)	181	75
Class MHRO, 0.939% 10/15/20 (c)(i)	417	350
Class NHRO, 1.139% 10/15/20 (c)(i)	502	412
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,128	1,150
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	8,687	9,118
Series 2007-IQ13 Class A1, 5.05% 3/15/44	7	7
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (c)(i)(k)	5,035	21
Series 2006-IQ11 Class A4, 5.895% 10/15/42 (i)	329	371
Series 2006-T23 Class A3, 5.986% 8/12/41 (i)	559	584
Series 2007-HQ12 Class A4, 5.7828% 4/12/49 (i)	5,793	6,162
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	1,642	1,800
Class AAB, 5.654% 4/15/49	2,402	2,595
Class B, 5.9063% 4/15/49 (i)	269	73
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	52	52
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (c)(i)	1,099	861
Class F, 0.6296% 9/15/21 (c)(i)	1,189	895
Class G, 0.6496% 9/15/21 (c)(i)	1,126	814
Class J, 0.8896% 9/15/21 (c)(i)	314	142
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (c)(i)	105	95
Class AP2, 1.0485% 6/15/20 (c)(i)	175	154
Class F, 0.7285% 6/15/20 (c)(i)	2,710	1,762
Class LXR1, 0.9485% 6/15/20 (c)(i)	169	137
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	2,996
Series 2007-C30:
Class A3, 5.246% 12/15/43	353	361
Class A4, 5.305% 12/15/43	322	342
Class A5, 5.342% 12/15/43	1,172	1,277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31:
Class A4, 5.509% 4/15/47	$ 2,475	$ 2,704
Class A5, 5.5% 4/15/47	3,710	4,029
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (i)	1,126	1,167
Class A3, 5.9287% 6/15/49 (i)	21,861	24,067
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(i)	652	652
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	996
Series 2005-C22:
Class B, 5.5336% 12/15/44 (i)	2,428	1,669
Class F, 5.5336% 12/15/44 (c)(i)	1,826	441
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,285	1,297
Class D, 5.513% 12/15/43 (i)	1,752	447
Class XP, 0.6327% 12/15/43 (c)(i)(k)	12,272	120
Series 2007-C31 Class C, 5.8735% 4/15/47 (i)	4,515	922
Series 2007-C31A Class A2, 5.421% 4/15/47	2,716	2,822
Series 2007-C32:
Class D, 5.9287% 6/15/49 (i)	823	241
Class E, 5.9287% 6/15/49 (i)	1,297	324
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0964% 2/15/51 (i)	13,576	14,966
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $228,617)		268,705
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,835	1,898
California Gen. Oblig.:
7.5% 4/1/34	6,270	8,085
7.55% 4/1/39	1,160	1,536
7.6% 11/1/40	1,730	2,314
7.625% 3/1/40	1,410	1,874
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	1,035	1,146
TOTAL MUNICIPAL SECURITIES (Cost $15,381)		16,853
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 6.05% 1/11/40 (Cost $4,677)	$ 3,958	$ 4,819
Fixed-Income Funds - 18.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j)	6,986,710	757,988
Fidelity Specialized High Income Central Fund (j)	1,295,628	134,564
TOTAL FIXED-INCOME FUNDS (Cost $830,872)		892,552
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Credit Suisse Ltd. (Guernsey) 5.86% (d)(i) (Cost $6,531)	$ 6,365	5,901
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $458,585)	458,584,650	458,585
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $5,036,749)		5,283,512
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(324,889)
NET ASSETS - 100%		$ 4,958,623
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 3/1/42	$ (12,400)	$ (13,214)
5% 3/1/42	(7,000)	(7,560)
5% 3/1/42	(15,000)	(16,200)
5% 3/1/42	(6,000)	(6,480)
5% 3/1/42	(6,000)	(6,480)
6% 3/1/42	(12,000)	(13,204)
TOTAL FANNIE MAE		(63,138)
Freddie Mac
4.5% 3/1/42	(2,000)	(2,125)
Ginnie Mae
5% 3/1/42	(5,900)	(6,517)
TOTAL TBA SALE COMMITMENTS (Proceeds $71,725)		$ (71,780)
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))	Dec. 2018	$ 6,500	281
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid $(825,000))	Dec. 2018	6,500	548
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))

	March 2018	$ 5,500	$ 412
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	189
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(h)	Sept. 2037	4,956	(4,680)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(h)	Sept. 2037	13,467	(12,718)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(h)	Sept. 2037	3,017	(2,849)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(h)	Sept. 2037	10,074	(9,513)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(h)	Sept. 2037	5,495	(5,189)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(h)

	Sept. 2037	$ 8,996	$ (8,496)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)	August 2034	529	(409)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca)(g)	Oct. 2034	516	(214)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(g)	April 2032	186	(155)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(g)

	Oct. 2034	$ 682	$ (574)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	513	(449)
		$ 71,020	$ (43,819)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,738,000 or 4.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $47,742,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 66
Fidelity Mortgage Backed Securities Central Fund	11,555
Fidelity Specialized High Income Central Fund	4,193
Total	$ 15,814
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 11,555	$ -	$ 757,988	5.8%
Fidelity Specialized High Income Central Fund	123,706	4,193	-	134,564	30.1%
Total	$ 867,556	$ 15,748	$ -	$ 892,552
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,056,187	$ -	$ 1,056,187	$ -
U.S. Government and Government Agency Obligations	1,268,206	-	1,268,206	-
U.S. Government Agency - Mortgage Securities	1,274,901	-	1,274,901	-
Asset-Backed Securities	20,227	-	9,091	11,136
Collateralized Mortgage Obligations	16,576	-	14,919	1,657
Commercial Mortgage Securities	268,705	-	250,097	18,608
Municipal Securities	16,853	-	16,853	-
Foreign Government and Government Agency Obligations	4,819	-	4,819	-
Fixed-Income Funds	892,552	892,552	-	-
Preferred Securities	5,901	-	5,901	-
Money Market Funds	458,585	458,585	-	-
Total Investments in Securities:	$ 5,283,512	$ 1,351,137	$ 3,900,974	$ 31,401
Derivative Instruments:
Assets
Swap Agreements	$ 1,430	$ -	$ 1,430	$ -
Liabilities
Swap Agreements	$ (45,249)	$ -	$ (43,446)	$ (1,803)
Total Derivative Instruments:	$ (43,819)	$ -	$ (42,016)	$ (1,803)
Other Financial Instruments:
TBA Sale Commitments	$ (71,780)	$ -	$ (71,780)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 48,306
Total Realized Gain (Loss)	(3,741)
Total Unrealized Gain (Loss)	392
Cost of Purchases	8
Proceeds of Sales	(9,975)
Amortization/Accretion	(436)
Transfers in to Level 3	10,938
Transfers out of Level 3	(14,091)
Ending Balance	$ 31,401
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (2,632)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,315)
Total Unrealized Gain (Loss)	(488)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,803)
Realized gain (loss) on Swap Agreements for the period	$ 36
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (488)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,430	$ (45,249)
Total Value of Derivatives	$ 1,430	$ (45,249)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,747,292)	$ 3,932,375
Fidelity Central Funds (cost $1,289,457)	1,351,137
Total Investments (cost $5,036,749)		$ 5,283,512
Receivable for investments sold, regular delivery		13,128
Receivable for TBA sale commitments		71,725
Receivable for swap agreements		13
Receivable for fund shares sold		5,953
Interest receivable		26,122
Distributions receivable from Fidelity Central Funds		39
Swap agreements, at value		1,430
Other receivables		120
Total assets		5,402,042

Liabilities
Payable for investments purchased, delayed delivery	$ 308,644
TBA sale commitments, at value	71,780
Payable for swap agreements	1,768
Payable for fund shares redeemed	12,641
Distributions payable	1,277
Swap agreements, at value	45,249
Accrued management fee	1,301
Distribution and service plan fees payable	69
Other affiliated payables	570
Other payables and accrued expenses	120
Total liabilities		443,419

Net Assets		$ 4,958,623
Net Assets consist of:
Paid in capital		$ 5,079,697
Undistributed net investment income		5,312
Accumulated undistributed net realized gain (loss) on investments		(330,351)
Net unrealized appreciation (depreciation) on investments		203,965
Net Assets		$ 4,958,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,149 ÷ 13,777 shares)	$ 7.78

Maximum offering price per share (100/96.00 of $7.78)	$ 8.10
Class T: Net Asset Value and redemption price per share ($39,282 ÷ 5,048 shares)	$ 7.78

Maximum offering price per share (100/96.00 of $7.78)	$ 8.10
Class B: Net Asset Value and offering price per share ($7,494 ÷ 962 shares)A	$ 7.79

Class C: Net Asset Value and offering price per share ($40,128 ÷ 5,153 shares)A	$ 7.79

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,680,794 ÷ 601,455 shares)	$ 7.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,776 ÷ 10,754 shares)	$ 7.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 243
Interest		77,588
Income from Fidelity Central Funds		15,814
Total income		93,645

Expenses
Management fee	$ 7,808
Transfer agent fees	2,569
Distribution and service plan fees	394
Fund wide operations fee	812
Independent trustees' compensation	9
Miscellaneous	8
Total expenses before reductions	11,600
Expense reductions	(1)	11,599
Net investment income (loss)		82,046
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,507
Swap agreements	(3,356)
Total net realized gain (loss)		102,151
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,399)
Swap agreements	1,689
Delayed delivery commitments	(1,254)
Total change in net unrealized appreciation (depreciation)		(28,964)
Net gain (loss)		73,187
Net increase (decrease) in net assets resulting from operations		$ 155,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,046	$ 200,231
Net realized gain (loss)	102,151	237,836
Change in net unrealized appreciation (depreciation)	(28,964)	(142,765)
Net increase (decrease) in net assets resulting from operations	155,233	295,302
Distributions to shareholders from net investment income	(81,559)	(191,850)
Share transactions - net increase (decrease)	(53,820)	(2,812,930)
Total increase (decrease) in net assets	19,854	(2,709,478)

Net Assets
Beginning of period	4,938,769	7,648,247
End of period (including undistributed net investment income of $5,312 and undistributed net investment income of $4,825, respectively)	$ 4,958,623	$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) E	.116	.220	.254	.303	.331	.353
Net realized and unrealized gain (loss)	.120	.183	.566	.007	(.303)	(.161)
Total from investment operations	.236	.403	.820	.310	.028	.192
Distributions from net investment income	(.116)	(.213)	(.240)	(.310)	(.311)	(.352)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.116)	(.213)	(.240)	(.310)	(.318)	(.362)
Net asset value, end of period	$ 7.78	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Total Return B, C, D	3.10%	5.49%	12.10%	4.89%	.36%	2.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.77%	.79%	.80%	.75%
Expenses net of fee waivers, if any	.78% A	.78%	.77%	.79%	.80%	.75%
Expenses net of all reductions	.78% A	.78%	.77%	.79%	.80%	.74%
Net investment income (loss)	3.04% A	2.94%	3.55%	4.67%	4.67%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 101	$ 173	$ 145	$ 79	$ 79
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) E	.115	.218	.252	.302	.332	.350
Net realized and unrealized gain (loss)	.119	.182	.555	.016	(.303)	(.163)
Total from investment operations	.234	.400	.807	.318	.029	.187
Distributions from net investment income	(.114)	(.210)	(.237)	(.308)	(.312)	(.347)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.114)	(.210)	(.237)	(.308)	(.319)	(.357)
Net asset value, end of period	$ 7.78	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Total Return B, C, D	3.08%	5.46%	11.90%	5.02%	.36%	2.54%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.81%	.80%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81% A	.81%	.80%	.82%	.80%	.80%
Expenses net of all reductions	.81% A	.81%	.80%	.82%	.79%	.79%
Net investment income (loss)	3.01% A	2.91%	3.51%	4.65%	4.67%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 38	$ 53	$ 46	$ 53	$ 68
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) E	.088	.165	.201	.257	.281	.299
Net realized and unrealized gain (loss)	.120	.182	.566	.016	(.313)	(.164)
Total from investment operations	.208	.347	.767	.273	(.032)	.135
Distributions from net investment income	(.088)	(.157)	(.187)	(.263)	(.261)	(.295)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.088)	(.157)	(.187)	(.263)	(.268)	(.305)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Total Return B, C, D	2.72%	4.71%	11.26%	4.29%	(.49)%	1.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Net investment income (loss)	2.31% A	2.21%	2.81%	3.95%	3.96%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 12	$ 11	$ 9	$ 10
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) E	.087	.164	.200	.255	.278	.294
Net realized and unrealized gain (loss)	.120	.182	.566	.005	(.304)	(.163)
Total from investment operations	.207	.346	.766	.260	(.026)	.131
Distributions from net investment income	(.087)	(.156)	(.186)	(.260)	(.257)	(.291)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.087)	(.156)	(.186)	(.260)	(.264)	(.301)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return B, C, D	2.71%	4.70%	11.24%	4.09%	(.40)%	1.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.28% A	2.19%	2.79%	3.91%	3.91%	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 31	$ 35	$ 27	$ 14	$ 17
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35
Income from Investment Operations
Net investment income (loss) D	.129	.245	.277	.326	.356	.376
Net realized and unrealized gain (loss)	.109	.192	.556	.015	(.313)	(.153)
Total from investment operations	.238	.437	.833	.341	.043	.223
Distributions from net investment income	(.128)	(.237)	(.263)	(.331)	(.336)	(.373)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.128)	(.237)	(.263)	(.331)	(.343)	(.383)
Net asset value, end of period	$ 7.78	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Total Return B, C	3.13%	5.97%	12.29%	5.39%	.57%	3.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.46%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.46%	.44%	.44%
Net investment income (loss)	3.37% A	3.27%	3.86%	5.00%	5.02%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,681	$ 4,670	$ 7,345	$ 5,951	$ 9,814	$ 11,739
Portfolio turnover rate F	238% A	275% I	174% J	119% H, J	231%	181% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) D	.127	.240	.274	.322	.353	.374
Net realized and unrealized gain (loss)	.119	.184	.565	.005	(.303)	(.163)
Total from investment operations	.246	.424	.839	.327	.050	.211
Distributions from net investment income	(.126)	(.234)	(.259)	(.327)	(.333)	(.371)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.126)	(.234)	(.259)	(.327)	(.340)	(.381)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return B, C	3.23%	5.79%	12.38%	5.16%	.66%	2.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.48%	.50%	.53%	.50%	.48%
Expenses net of fee waivers, if any	.51% A	.48%	.50%	.53%	.50%	.48%
Expenses net of all reductions	.51% A	.48%	.50%	.53%	.49%	.47%
Net investment income (loss)	3.31% A	3.24%	3.82%	4.94%	4.97%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 84	$ 91	$ 30	$ 27	$ 34	$ 41
Portfolio turnover rate F	238% A	275% I	174% J	119% H, J	231%	181% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Delayed Delivery & When Issued Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemption in-kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 284,331
Gross unrealized depreciation	(31,486)
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,845

Tax cost	$ 5,030,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (133,458)
2018	(184,236)
Total capital loss carryforward	$ (317,694)

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (3,356)	$ 1,689

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $48,435 representing 1.0% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $379,404 and $577,580, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 132	$ 7
Class T	-%	.25%	49	1
Class B	.65%	.25%	36	26
Class C	.75%	.25%	177	30
			$ 394	$ 64

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	6
Class B*	12
Class C*	1
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94.18
Class T	40.21
Class B	10.25
Class C	31.18
Investment Grade Bond	2,327.10
Institutional Class	67.15
	$ 2,569

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $42.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 1,584	$ 4,429
Class T	578	1,275
Class B	91	205
Class C	397	628
Investment Grade Bond	77,465	184,242
Institutional Class	1,444	1,071
Total	$ 81,559	$ 191,850

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	3,580	7,437	$ 27,557	$ 55,663
Reinvestment of distributions	166	350	1,279	2,623
Shares redeemed	(3,152)	(17,751)	(24,262)	(133,401)
Net increase (decrease)	594	(9,964)	$ 4,574	$ (75,115)
Class T
Shares sold	929	1,842	$ 7,148	$ 13,751
Reinvestment of distributions	67	154	520	1,153
Shares redeemed	(946)	(4,071)	(7,293)	(30,448)
Net increase (decrease)	50	(2,075)	$ 375	$ (15,544)
Class B
Shares sold	97	234	$ 750	$ 1,754
Reinvestment of distributions	8	19	63	146
Shares redeemed	(215)	(772)	(1,654)	(5,767)
Net increase (decrease)	(110)	(519)	$ (841)	$ (3,867)
Class C
Shares sold	1,584	1,331	$ 12,227	$ 10,087
Reinvestment of distributions	43	68	330	507
Shares redeemed	(504)	(2,050)	(3,886)	(15,297)
Net increase (decrease)	1,123	(651)	$ 8,671	$ (4,703)
Investment Grade Bond
Shares sold	84,238	310,968	$ 649,346	$ 2,323,412
Reinvestment of distributions	9,281	22,688	71,638	169,928
Shares redeemed	(101,170)	(707,179) A	(779,325)	(5,266,058) A
Net increase (decrease)	(7,651)	(373,523)	$ (58,341)	$ (2,772,718)
Institutional Class
Shares sold	2,411	9,656	$ 18,594	$ 73,244
Reinvestment of distributions	63	101	487	757
Shares redeemed	(3,549)	(2,000)	(27,339)	(14,984)
Net increase (decrease)	(1,075)	7,757	$ (8,258)	$ 59,017

A Amount includes in-kind redemptions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-USAN-0412
1.784860.108

Fidelity®

Intermediate Bond

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.45%	$ 1,000.00	$ 1,019.30	$ 2.26
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.63	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations† 46.2%	U.S. Government and U.S. Government Agency Obligations† 48.2%
AAA 13.7%	AAA 13.5%
AA 7.0%	AA 7.4%
A 10.0%	A 9.8%
BBB 19.5%	BBB 16.9%
BB and Below 2.5%	BB and Below 2.9%
Not Rated 0.2%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	4.5	4.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	3.9	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *		As of August 31, 2011 **
	Corporate Bonds 36.2%		Corporate Bonds 34.5%
	U.S. Government and U.S. Government Agency Obligations† 46.2%		U.S. Government and U.S. Government Agency Obligations† 48.2%
	Asset-Backed Securities 8.7%		Asset-Backed Securities 7.9%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 6.4%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.8%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	9.7%	** Foreign investments	9.3%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes NCUA Guaranteed Notes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 7,592	$ 8,285
Automobiles - 0.3%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	5,578	5,623
Volkswagen International Finance NV 1.875% 4/1/14 (c)	8,100	8,188
		13,811
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,673
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	2,432	2,749
5.15% 3/1/20	4,685	5,490
5.7% 5/15/18	355	419
COX Communications, Inc. 4.625% 6/1/13	4,934	5,172
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,331
5.05% 6/1/20	2,181	2,500
NBCUniversal Media LLC:
3.65% 4/30/15	549	589
5.15% 4/30/20	6,800	7,860
News America, Inc.:
5.3% 12/15/14	968	1,075
6.9% 3/1/19	5,426	6,598
Time Warner Cable, Inc.:
5.4% 7/2/12	3,163	3,211
5.85% 5/1/17	4,293	5,052
6.2% 7/1/13	3,008	3,221
6.75% 7/1/18	7,189	8,837
Time Warner, Inc.:
3.15% 7/15/15	204	217
4.875% 3/15/20	5,060	5,690
5.875% 11/15/16	5,025	5,942
Viacom, Inc.:
3.5% 4/1/17	3,145	3,376
6.125% 10/5/17	3,071	3,661
		77,990
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	6,900	7,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.5%
Home Depot, Inc. 4.4% 4/1/21	$ 4,240	$ 4,860
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,401
Staples, Inc. 7.375% 10/1/12	8,943	9,276
		19,537
TOTAL CONSUMER DISCRETIONARY		130,907
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	3,891	3,953
2.5% 3/26/13	9,338	9,531
5.375% 11/15/14	928	1,038
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,800	4,192
Fortune Brands, Inc.:
5.375% 1/15/16	3,214	3,568
6.375% 6/15/14	1,868	2,062
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,613
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	8,430	8,596
The Coca-Cola Co. 3.15% 11/15/20	670	713
		41,266
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,803
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,837
		10,640
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	781	925
General Mills, Inc. 5.2% 3/17/15	3,350	3,747
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,210
6.5% 8/11/17	1,168	1,418
6.75% 2/19/14	596	661
		11,961
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	251	282
9.7% 11/10/18	9,728	13,242
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 6,800	$ 7,691
Reynolds American, Inc. 6.75% 6/15/17	3,818	4,548
		25,763
TOTAL CONSUMER STAPLES		89,630
ENERGY - 4.5%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,118	4,547
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,644
Halliburton Co. 6.15% 9/15/19	2,601	3,153
Noble Holding International Ltd.:
2.5% 3/15/17	1,741	1,758
3.45% 8/1/15	486	508
Transocean, Inc. 5.05% 12/15/16	2,817	3,082
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,372
5.15% 3/15/13	8,620	8,918
		29,982
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	432
6.375% 9/15/17	3,957	4,750
BG Energy Capital PLC 2.875% 10/15/16 (c)	4,300	4,461
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,823	6,060
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	5,118
Duke Capital LLC 6.25% 2/15/13	1,104	1,158
Duke Energy Field Services 5.375% 10/15/15 (c)	1,581	1,715
El Paso Natural Gas Co. 5.95% 4/15/17	178	198
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,597
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	4,057
Enterprise Products Operating LP:
4.05% 2/15/22	4,350	4,613
4.6% 8/1/12	4,309	4,377
5.6% 10/15/14	2,531	2,789
5.65% 4/1/13	769	807
EQT Corp. 4.875% 11/15/21	1,892	1,935
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	5,000	5,084
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	170	197
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 5,906	$ 6,124
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	6,841	7,085
Nexen, Inc.:
5.2% 3/10/15	1,177	1,278
6.2% 7/30/19	464	551
NGPL PipeCo LLC 6.514% 12/15/12 (c)	2,445	2,361
Petro-Canada 6.05% 5/15/18	1,874	2,269
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,314
5.75% 1/20/20	5,269	5,796
7.875% 3/15/19	4,229	5,202
Petroleos Mexicanos:
4.875% 1/24/22 (c)	4,300	4,494
6% 3/5/20	495	563
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,709
4.25% 9/1/12	6,373	6,467
5.75% 1/15/20	6,268	7,262
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,054	2,085
5.832% 9/30/16 (c)	1,348	1,449
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,521	3,591
Southeast Supply Header LLC 4.85% 8/15/14 (c)	5,816	6,171
Spectra Energy Capital, LLC 5.65% 3/1/20	237	271
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,797
Texas Eastern Transmission LP 6% 9/15/17 (c)	5,603	6,493
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	4,406	4,659
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,997
Western Gas Partners LP 5.375% 6/1/21	4,300	4,588
XTO Energy, Inc.:
4.9% 2/1/14	5,260	5,668
5% 1/31/15	1,932	2,161
5.65% 4/1/16	1,325	1,564
		156,317
TOTAL ENERGY		186,299
FINANCIALS - 17.0%
Capital Markets - 2.1%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,982
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. 4.25% 5/24/21	$ 3,460	$ 3,751
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,015	5,115
5.25% 7/27/21	5,000	5,007
5.95% 1/18/18	10,163	10,985
6.15% 4/1/18	3,044	3,299
Lazard Group LLC:
6.85% 6/15/17	4,983	5,417
7.125% 5/15/15	1,782	1,921
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,481
6.875% 4/25/18	5,859	6,378
Morgan Stanley:
4% 7/24/15	497	497
4.1% 1/26/15	8,840	8,855
4.75% 4/1/14	1,028	1,040
5.45% 1/9/17	1,019	1,049
5.625% 9/23/19	933	933
5.75% 1/25/21	4,378	4,338
5.95% 12/28/17	2,475	2,570
6% 4/28/15	1,087	1,145
6.625% 4/1/18	653	692
7.3% 5/13/19	3,668	3,958
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	8,200	8,459
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	8,835
		88,707
Commercial Banks - 5.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	4,760	4,792
Bank of America NA 5.3% 3/15/17	687	698
Bank of Montreal 2.5% 1/11/17	4,210	4,297
Barclays Bank PLC 2.375% 1/13/14	10,930	10,944
BNP Paribas 2.125% 12/21/12	2,270	2,276
Comerica, Inc. 3% 9/16/15	15	16
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	19,580	20,473
Credit Suisse New York Branch:
2.2% 1/14/14	3,216	3,242
6% 2/15/18	9,301	9,797
Danske Bank A/S 3.875% 4/14/16 (c)	6,370	6,252
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (c)(g)	6,404	6,372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.625% 1/25/16	$ 2,439	$ 2,577
4.5% 6/1/18	440	456
8.25% 3/1/38	568	728
Fifth Third Bank 4.75% 2/1/15	2,708	2,857
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	55	55
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,661
HBOS PLC 6.75% 5/21/18 (c)	3,004	2,699
HSBC Holdings PLC 5.1% 4/5/21	4,270	4,672
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,361
ING Bank NV 2.65% 1/14/13 (c)	8,720	8,735
JPMorgan Chase Bank 6% 10/1/17	12,071	13,546
KeyBank NA 5.8% 7/1/14	7,272	7,870
KeyCorp. 5.1% 3/24/21	4,303	4,676
Manufacturers & Traders Trust Co. 2.081% 4/1/13 (g)	1,636	1,633
Marshall & Ilsley Bank:
5% 1/17/17	5,254	5,610
5.25% 9/4/12	47	48
PNC Funding Corp. 3.625% 2/8/15	2,676	2,860
Rabobank (Netherlands) NV 1.85% 1/10/14	12,454	12,546
Regions Bank:
6.45% 6/26/37	514	473
7.5% 5/15/18	2,648	2,886
Regions Financial Corp.:
0.7438% 6/26/12 (g)	260	260
5.75% 6/15/15	31	32
7.75% 11/10/14	168	179
SunTrust Banks, Inc. 3.6% 4/15/16	3,630	3,763
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	14,641	14,803
The Toronto Dominion Bank 2.375% 10/19/16	8,600	8,868
UnionBanCal Corp. 5.25% 12/16/13	857	888
Wachovia Bank NA:
4.8% 11/1/14	286	308
4.875% 2/1/15	1,823	1,972
Wachovia Corp. 5.625% 10/15/16	4,400	4,946
Wells Fargo & Co.:
1.25% 2/13/15	14,626	14,597
3.676% 6/15/16	4,260	4,566
Westpac Banking Corp. 1.85% 12/9/13	4,120	4,161
		209,451
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.0%
American Express Credit Corp. 2.75% 9/15/15	$ 13,890	$ 14,451
American Honda Finance Corp. 2.375% 3/18/13 (c)	1,800	1,832
Capital One Financial Corp.:
2.125% 7/15/14	9,294	9,318
3.15% 7/15/16	4,360	4,454
7.375% 5/23/14	582	648
Discover Financial Services:
6.45% 6/12/17	2,977	3,268
10.25% 7/15/19	448	571
General Electric Capital Corp.:
2.1% 1/7/14	976	995
2.15% 1/9/15	5,145	5,279
2.25% 11/9/15	6,196	6,373
2.9% 1/9/17	4,220	4,408
2.95% 5/9/16	1,773	1,855
3.35% 10/17/16	4,270	4,556
3.5% 6/29/15	10,833	11,543
5.4% 9/20/13	4,879	5,205
6.375% 11/15/67 (g)	5,670	5,755
HSBC Finance Corp. 5.9% 6/19/12	444	450
HSBC USA, Inc. 2.375% 2/13/15	3,402	3,450
		84,411
Diversified Financial Services - 3.2%
Bank of America Corp.:
4.5% 4/1/15	10,130	10,284
5.75% 12/1/17	6,840	7,161
5.875% 1/5/21	5,905	6,213
BB&T Corp. 2.05% 4/28/14	4,200	4,285
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,425
3.125% 10/1/15	503	539
3.2% 3/11/16	4,270	4,564
Capital One Capital V 10.25% 8/15/39	1,170	1,220
Citigroup, Inc.:
3.953% 6/15/16	1,000	1,034
4.75% 5/19/15	13,271	14,064
5.125% 5/5/14	1,651	1,741
6.125% 5/15/18	321	359
6.5% 8/19/13	21,531	22,816
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,820
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,428
3.4% 6/24/15	17,366	18,271
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.5% 1/24/22	$ 4,210	$ 4,472
5.4% 1/6/42	1,813	1,956
TECO Finance, Inc.:
4% 3/15/16	1,147	1,214
5.15% 3/15/20	1,709	1,920
USAA Capital Corp. 3.5% 7/17/14 (c)	5,832	6,112
Whirlpool Corp. 8% 5/1/12	4,870	4,922
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(g)	2,866	2,794
		133,614
Insurance - 2.0%
American International Group, Inc. 4.25% 9/15/14	6,250	6,469
Aon Corp.:
3.5% 9/30/15	6,239	6,523
5% 9/30/20	4,000	4,478
Assurant, Inc. 5.625% 2/15/14	2,474	2,620
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	656
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	1,929	1,915
Hartford Financial Services Group, Inc. 5.375% 3/15/17	149	155
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	4,280	4,270
6.5% 3/15/35 (c)	769	807
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,859
MetLife, Inc.:
2.375% 2/6/14	6,330	6,501
5% 6/15/15	1,285	1,423
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	3,000	3,081
Monumental Global Funding III 5.5% 4/22/13 (c)	2,851	2,972
New York Life Global Funding 2.25% 12/14/12 (c)	4,310	4,366
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	401	495
Pacific Life Global Funding 5.15% 4/15/13 (c)	7,724	8,082
Pacific LifeCorp 6% 2/10/20 (c)	428	468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
3.625% 9/17/12	$ 4,198	$ 4,261
4.5% 11/15/20	4,820	5,130
5.15% 1/15/13	614	637
5.4% 6/13/35	499	513
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	246	222
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,640	6,796
Unum Group:
5.625% 9/15/20	2,518	2,674
7.125% 9/30/16	4,802	5,494
		83,867
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,277
AvalonBay Communities, Inc. 4.95% 3/15/13	405	419
BRE Properties, Inc. 5.5% 3/15/17	508	556
Camden Property Trust:
5.375% 12/15/13	2,244	2,337
5.875% 11/30/12	741	759
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	2,043
5.375% 10/15/12	1,677	1,693
7.5% 4/1/17	2,748	3,089
Duke Realty LP:
4.625% 5/15/13	885	914
5.875% 8/15/12	517	525
Equity One, Inc.:
6% 9/15/17	958	1,029
6.25% 12/15/14	520	562
6.25% 1/15/17	545	591
Equity Residential 5.125% 3/15/16	3,150	3,462
Federal Realty Investment Trust:
5.4% 12/1/13	557	588
5.9% 4/1/20	42	47
6% 7/15/12	3,796	3,856
6.2% 1/15/17	685	775
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,596
6.25% 6/15/17	1,361	1,454
6.65% 1/15/18	792	853
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14	$ 4,753	$ 4,995
Washington (REIT) 5.25% 1/15/14	248	260
		33,680
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	2,849	2,936
BioMed Realty LP:
3.85% 4/15/16	8,587	8,836
6.125% 4/15/20	1,521	1,707
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,338	2,431
5.75% 4/1/12	2,711	2,716
Colonial Properties Trust 6.875% 8/15/12	717	728
Duke Realty LP:
5.4% 8/15/14	2,777	2,964
6.25% 5/15/13	6,766	7,116
6.75% 3/15/20	291	338
8.25% 8/15/19	57	71
ERP Operating LP:
4.625% 12/15/21	4,280	4,584
4.75% 7/15/20	2,996	3,213
5.375% 8/1/16	1,323	1,474
5.5% 10/1/12	2,159	2,215
5.75% 6/15/17	5,803	6,600
Liberty Property LP:
4.75% 10/1/20	3,111	3,215
5.125% 3/2/15	1,250	1,326
5.5% 12/15/16	1,941	2,126
6.625% 10/1/17	2,744	3,141
Mack-Cali Realty LP 7.75% 8/15/19	539	657
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,332
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,411	1,436
5.35% 4/15/12 (c)	434	435
5.5% 1/15/14 (c)	999	1,023
5.7% 4/15/17 (c)	2,195	2,251
Regency Centers LP:
4.95% 4/15/14	675	707
5.25% 8/1/15	2,356	2,537
5.875% 6/15/17	1,166	1,303
Simon Property Group LP:
2.8% 1/30/17	972	1,011
4.2% 2/1/15	1,570	1,674
5.3% 5/30/13	50	52
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,208	$ 4,792
6.15% 11/15/15	801	898
		80,845
TOTAL FINANCIALS		714,575
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,846
Celgene Corp. 2.45% 10/15/15	472	485
		4,331
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	5,187
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,189
6.3% 8/15/14	3,995	4,373
Express Scripts, Inc.:
3.125% 5/15/16	3,905	4,037
5.25% 6/15/12	3,081	3,118
6.25% 6/15/14	1,824	2,009
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,309
UnitedHealth Group, Inc. 3.875% 10/15/20	5,296	5,758
WellPoint, Inc. 4.35% 8/15/20	5,502	6,018
		35,811
Pharmaceuticals - 0.2%
Merck & Co., Inc. 5% 6/30/19	2,152	2,577
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	$ 6,900	$ 7,317
Watson Pharmaceuticals, Inc. 5% 8/15/14	554	592
		10,486
TOTAL HEALTH CARE		55,815
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	440	464
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	3,372	3,540
6.795% 2/2/20	143	144
6.9% 7/2/19	890	948
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,850	1,868
8.36% 1/20/19	1,496	1,518
		8,018
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	3,234	3,917
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,423
TOTAL INDUSTRIALS		16,822
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,438
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,175
5.95% 1/15/14	3,938	4,224
6% 10/1/12	5,018	5,171
6.55% 10/1/17	2,606	3,079
		14,649
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	15,061
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	$ 6,900	$ 7,733
TOTAL INFORMATION TECHNOLOGY		41,881
MATERIALS - 1.1%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	4,063	4,323
4.25% 11/15/20	2,209	2,365
4.85% 8/15/12	9,864	10,039
7.6% 5/15/14	669	760
		17,487
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,587
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	7,200	7,183
9.375% 4/8/14 (c)	3,434	3,950
9.375% 4/8/19 (c)	3,822	4,947
ArcelorMittal SA 3.75% 3/1/16	1,138	1,142
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	4,300	4,406
6.375% 11/30/12 (c)	2,211	2,286
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,470
		27,384
TOTAL MATERIALS		47,458
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,078
AT&T, Inc.:
2.5% 8/15/15	3,515	3,673
6.7% 11/15/13	1,296	1,426
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,054
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	6,407	6,640
5.25% 7/22/13	2,703	2,845
France Telecom SA 2.125% 9/16/15	1,491	1,517
Qwest Corp. 3.7963% 6/15/13 (g)	7,560	7,692
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc. 5.1% 9/15/14	$ 6,685	$ 7,394
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,705
5.134% 4/27/20	401	396
6.421% 6/20/16	1,283	1,382
Verizon Communications, Inc.:
2% 11/1/16	8,797	8,993
3% 4/1/16	4,379	4,673
5.25% 4/15/13	1,400	1,473
		63,941
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16	4,330	4,422
3.625% 3/30/15	5,062	5,340
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	9,282	10,114
5.875% 10/1/19	287	334
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,523
5% 12/16/13	2,972	3,189
		25,922
TOTAL TELECOMMUNICATION SERVICES		89,863
UTILITIES - 2.7%
Electric Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	455	516
AmerenUE 6.4% 6/15/17	3,867	4,657
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,695
Commonwealth Edison Co. 4% 8/1/20	4,400	4,799
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	369	398
Edison International 3.75% 9/15/17	2,938	3,123
EDP Finance BV:
4.9% 10/1/19 (c)	1,200	946
5.375% 11/2/12 (c)	6,361	6,351
Enel Finance International SA 5.7% 1/15/13 (c)	575	589
Exelon Corp. 4.9% 6/15/15	3,038	3,309
FirstEnergy Corp. 7.375% 11/15/31	463	590
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15	$ 1,018	$ 1,100
6.05% 8/15/21	4,294	4,893
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,283
3.75% 11/15/20	19	19
Nevada Power Co.:
6.5% 5/15/18	6,784	8,292
6.5% 8/1/18	2,033	2,488
Pacific Gas & Electric Co. 3.25% 9/15/21	662	683
Pennsylvania Electric Co. 6.05% 9/1/17	844	970
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,156
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,449
Sierra Pacific Power Co. 5.45% 9/1/13	2,018	2,141
Tampa Electric Co. 5.4% 5/15/21	1,635	1,915
Wisconsin Electric Power Co. 2.95% 9/15/21	768	785
		66,147
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,367
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,661	2,884
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,814
PPL Energy Supply LLC 6.3% 7/15/13	8,190	8,689
PSEG Power LLC 2.75% 9/15/16	1,039	1,056
		14,443
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,260
Dominion Resources, Inc.:
2.8793% 9/30/66 (g)	4,542	3,866
7.5% 6/30/66 (g)	4,221	4,464
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,675	3,779
National Grid PLC 6.3% 8/1/16	1,843	2,140
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,957
5.4% 7/15/14	1,743	1,900
5.45% 9/15/20	313	353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 1,717	$ 2,028
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,383	3,468
		30,215
TOTAL UTILITIES		112,172
TOTAL NONCONVERTIBLE BONDS (Cost $1,378,153)		1,485,422
U.S. Government and Government Agency Obligations - 39.5%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
0.375% 3/16/15	5,526	5,497
0.625% 10/30/14	1,596	1,601
0.75% 12/19/14	5,725	5,767
0.875% 8/28/14	52,819	53,442
Freddie Mac:
0.5% 4/17/15	2,822	2,814
0.625% 12/29/14	3,372	3,381
0.75% 11/25/14	1,886	1,898
1% 7/30/14	20,546	20,814
1% 8/27/14	29,237	29,619
1.75% 9/10/15	62,973	65,477
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	9	9
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		190,319
U.S. Treasury Obligations - 34.8%
U.S. Treasury Notes:
0.875% 11/30/16	53,278	53,420
0.875% 2/28/17	98,819	98,834
1% 9/30/16	33,025	33,348
1.375% 2/28/19	203,478	203,192
1.75% 7/31/15	178,208	185,573
1.875% 9/30/17	101,890	106,523
2.125% 5/31/15	12,876	13,552
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 4/30/15	$ 2	$ 2
3% 9/30/16	113,994	125,385
3.125% 10/31/16	15,084	16,688
3.125% 1/31/17 (d)	44,686	49,546
3.125% 5/15/21	234,134	259,874
3.625% 2/15/20 (d)	202,136	233,246
4.25% 8/15/15	71,845	80,955
TOTAL U.S. TREASURY OBLIGATIONS		1,460,138
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,151
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,571,788)		1,656,608
U.S. Government Agency - Mortgage Securities - 6.1%

Fannie Mae - 5.0%
1.925% 12/1/34 (g)	185	193
1.926% 2/1/33 (g)	192	201
1.93% 10/1/33 (g)	208	216
1.952% 3/1/35 (g)	156	164
1.964% 10/1/33 (g)	93	97
2.036% 7/1/35 (g)	87	91
2.05% 3/1/35 (g)	31	32
2.115% 10/1/35 (g)	291	305
2.301% 7/1/34 (g)	110	117
2.303% 6/1/36 (g)	159	168
2.424% 10/1/33 (g)	253	267
2.445% 7/1/35 (g)	662	698
2.448% 3/1/35 (g)	104	109
2.471% 12/1/33 (g)	6,026	6,311
2.487% 11/1/36 (g)	1,189	1,267
2.537% 7/1/35 (g)	380	404
2.597% 4/1/35 (g)	3,725	3,972
2.632% 5/1/35 (g)	428	452
2.635% 7/1/37 (g)	354	378
2.692% 9/1/36 (g)	1,836	1,956
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 7/1/21 to 11/1/21	$ 68,350	$ 71,512
3.188% 1/1/40 (g)	3,344	3,472
3.471% 3/1/40 (g)	2,609	2,702
3.5% 1/1/26	79,976	83,914
3.539% 12/1/39 (g)	878	913
3.613% 3/1/40 (g)	3,609	3,767
4% 7/1/18	2,674	2,831
4.5% 8/1/18 to 7/1/20	5,998	6,420
5.5% 9/1/17 to 6/1/36	14,900	16,225
6.5% 4/1/13 to 3/1/26	731	775
7% 7/1/25 to 2/1/32	27	30
7.5% 8/1/13 to 8/1/29	342	398
TOTAL FANNIE MAE		210,357
Freddie Mac - 1.0%
2.084% 4/1/35 (g)	1,676	1,773
2.159% 3/1/36 (g)	312	329
2.468% 1/1/35 (g)	115	120
2.943% 3/1/33 (g)	34	36
3% 8/1/21	9,778	10,243
3.028% 11/1/35 (g)	627	668
3.149% 10/1/35 (g)	230	246
3.56% 4/1/40 (g)	2,248	2,340
3.565% 4/1/40 (g)	1,941	2,015
3.618% 2/1/40 (g)	4,695	4,871
4.5% 8/1/18	7,736	8,256
5% 3/1/19	9,523	10,240
7.5% 4/1/12 to 1/1/33	133	155
TOTAL FREDDIE MAC		41,292
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	3,831	4,413
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	797	881
TOTAL GINNIE MAE		5,299
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $249,469)		256,948
Asset-Backed Securities - 8.7%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (g)	$ 544	$ 294
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (g)	335	235
Series 2005-HE2 Class M2, 0.694% 4/25/35 (g)	48	47
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	343	3
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(g)	4,593	69
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	3,668	3,685
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	606	609
Class A4, 3% 10/15/15 (c)	1,820	1,853
Series 2010-1 Class A4, 2.3% 12/15/14	7,600	7,778
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,971
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,668
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,581
Series 2011-2 Class A3, 1.18% 4/15/15	4,230	4,258
Series 2011-3 Class A3, 0.97% 8/17/15	5,460	5,480
Series 2011-4 Class A2, 0.65% 3/17/14	1,650	1,651
Series 2012-1 Class A2, 0.71% 9/15/14	6,300	6,312
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	2,160	2,203
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,683
Series 2011-3 Class A2, 1.81% 5/15/16	8,240	8,349
Series 2011-5 Class A1, 0.8985% 6/15/15 (g)	8,570	8,587
Series 2012-1 Class A2, 0.7% 2/15/17	8,450	8,455
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	5,980	5,961
Series 2011-1 Class A3, 1.39% 9/8/15	3,080	3,104
Series 2011-2 Class A3, 1.61% 10/8/15	6,330	6,402
Series 2011-3 Class A3, 1.17% 1/8/16	2,300	2,314
Series 2011-4 Class A/S, 0.92% 3/9/15	6,330	6,340
Series 2011-5 Class A2, 1.19% 8/8/15	2,060	2,068
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (g)	37	29
Series 2004-R2 Class M3, 0.794% 4/25/34 (g)	60	19
Series 2005-R2 Class M1, 0.694% 4/25/35 (g)	930	808
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (g)	22	16
Series 2004-W11 Class M2, 0.944% 11/25/34 (g)	253	180
Series 2004-W7 Class M1, 0.794% 5/25/34 (g)	968	693
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.404% 5/25/36 (g)	$ 596	$ 146
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (g)	1,141	773
Series 2006-HE2 Class M1, 0.614% 3/25/36 (g)	88	1
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	3,000	3,094
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(c)(g)	4,149	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	155	156
Class A4, 3.52% 6/15/16 (c)	3,600	3,653
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	319	320
Series 2010-2 Class A3, 1.31% 7/15/14	4,726	4,743
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.369% 2/25/35 (g)	1,896	1,069
BMW Vehicle Lease Trust Series 2011-1 Class A3, 1.06% 2/20/14	6,190	6,215
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (g)	631	556
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	429	431
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,731
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (c)(g)	198	148
Class B, 0.9955% 7/20/39 (c)(g)	189	77
Class C, 1.3455% 7/20/39 (c)(g)	243	5
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (g)	812	257
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	4,832	4,976
Series 2011-A2 Class A2, 0.3385% 5/15/15 (g)	16,210	16,218
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	4,830	4,835
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,760
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,696
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	3,704	3,725
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (g)	9	9
Series 2007-4 Class A1A, 0.3963% 9/25/37 (g)	201	196
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	$ 149	$ 0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (g)	72	32
Series 2004-4 Class M2, 1.039% 6/25/34 (g)	265	120
Series 2005-3 Class MV1, 0.664% 8/25/35 (g)	99	97
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	9,340	9,339
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (g)	18	11
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (g)	208	121
Ford Credit Auto Lease Trust:
Series 2010-B Class A3, 0.91% 7/15/13 (c)	6,360	6,366
Series 2011-A Class A3, 1.03% 7/15/14	7,640	7,676
Ford Credit Auto Owner Trust:
Series 2009-B Class A3, 2.79% 8/15/13	841	845
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,620
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,053
Series 2010-B:
Class A3, 0.98% 10/15/14	3,416	3,426
Class A4, 1.58% 9/15/15	9,480	9,630
Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,682
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,433
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,691
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (g)	427	135
Class M4, 0.924% 1/25/35 (g)	164	37
Series 2006-D Class M1, 0.474% 11/25/36 (g)	51	0 *
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(g)	1,457	510
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	813	748
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (c)(g)	96	90
Series 2006-2A:
Class A, 0.4285% 11/15/34 (c)(g)	1,304	1,079
Class B, 0.5285% 11/15/34 (c)(g)	472	304
Class C, 0.6285% 11/15/34 (c)(g)	782	387
Class D, 0.9985% 11/15/34 (c)(g)	298	66
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	7,770	7,769
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (g)	$ 401	$ 306
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(g)	240	70
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (c)(g)	22	22
Class C, 0.794% 9/25/46 (c)(g)	688	351
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (g)	290	197
Series 2003-3 Class M1, 1.534% 8/25/33 (g)	314	227
Series 2003-5 Class A2, 0.944% 12/25/33 (g)	15	11
Series 2005-5 Class 2A2, 0.494% 11/25/35 (g)	3	3
Series 2006-1 Class 2A3, 0.469% 4/25/36 (g)	200	198
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,795
Series 2010-2 Class A4, 1.93% 8/18/16	12,444	12,640
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,317
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,887
Honda Automobile Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	463	465
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (g)	766	223
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	4,680	4,684
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	653	655
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	906	907
Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,854
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (g)	151	3
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (g)	764	632
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (g)	268	235
Series 2006-A Class 2C, 1.7238% 3/27/42 (g)	2,280	611
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (g)	38	22
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	10	10
Class C, 5.691% 10/20/28 (c)	5	5
Class D, 6.01% 10/20/28 (c)	55	55
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (g)	353	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (c)	$ 8,530	$ 8,559
Series 2011-B Class A3, 1.07% 1/15/14 (c)	4,600	4,605
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	5,160	5,178
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (g)	124	77
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (g)	398	267
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (g)	843	626
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (g)	1,768	1,322
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (g)	26	20
Series 2004-HE7 Class B3, 5.494% 8/25/34 (g)	190	21
Series 2005-NC1 Class M1, 0.684% 1/25/35 (g)	180	114
Series 2005-NC2 Class B1, 1.414% 3/25/35 (g)	188	24
Series 2007-HE2 Class M1, 0.494% 1/25/37 (g)	97	0 *
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (i)	3,874	261
Series 2006-4 Class D, 1.344% 5/25/32 (g)	1,745	4
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	15,602	250
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	11,193	248
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (g)	642	273
Nissan Auto Lease Trust:
Series 2010-B Class A4, 1.27% 10/15/16	1,980	1,993
Series 2011-A Class A3, 1.04% 8/15/14	6,490	6,526
Series 2011-B Class A3, 0.92% 2/16/15	3,190	3,189
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	3,580	3,610
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(c)(g)	405	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(c)(g)	530	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (g)	3	3
Series 2007-6 Class 2A1, 0.304% 7/25/37 (g)	16	16
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (g)	240	101
Class M4, 1.694% 9/25/34 (g)	308	67
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (g)	665	296
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (g)	2	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust Series 2011-4 Class A2, 1.37% 3/16/15	$ 4,430	$ 4,434
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	3,770	3,777
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (g)	602	367
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (c)(g)	274	262
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (g)	572	260
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (g)	47	15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	424	438
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (g)	168	124
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	2,021	2,027
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (c)(g)	1,786	54
USAA Auto Owner Trust Series 2009-1 Class A4, 4.77% 9/15/14	2,603	2,648
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	9,700	9,721
Class A4, 1.18% 10/20/15	840	844
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	400	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (c)(g)	806	427
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	3,590	3,618
TOTAL ASSET-BACKED SECURITIES (Cost $362,570)		365,821
Collateralized Mortgage Obligations - 1.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (c)(g)	$ 5,681	$ 5,686
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,348	297
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (c)(g)	13	13
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (c)(g)	3,396	3,333
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	2,411	2,327
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (g)	151	92
Series 2006-1A Class C2, 1.4455% 12/20/54 (c)(g)	3,085	1,882
Series 2006-2 Class C1, 1.1855% 12/20/54 (g)	2,445	1,491
Series 2006-3 Class C2, 0.7455% 12/20/54 (g)	506	309
Series 2006-4:
Class B1, 0.4255% 12/20/54 (g)	2,386	2,009
Class C1, 1.0055% 12/20/54 (g)	1,459	890
Class M1, 0.5855% 12/20/54 (g)	629	480
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (g)	1,115	680
Class 1M1, 0.5455% 12/20/54 (g)	754	575
Class 2C1, 1.2055% 12/20/54 (g)	506	309
Class 2M1, 0.7455% 12/20/54 (g)	969	739
Series 2007-2 Class 2C1, 0.676% 12/17/54 (g)	1,341	818
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (g)	2,160	2,092
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 3.0112% 1/20/44 (g)	194	139
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (g)	3,529	3,393
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	2,050	2,158
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (g)	372	219
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (g)	754	507
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (c)(g)	780	634
Class B6, 3.1048% 7/10/35 (c)(g)	215	171
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (c)(g)	$ 161	$ 149
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	170	58
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	4,090	4,091
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (g)	16	12
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (g)	1,475	1,125
TOTAL PRIVATE SPONSOR		36,678
U.S. Government Agency - 0.6%
Fannie Mae Guaranteed Mtg. pass-thru certificates Series 2010-123 Class DL, 3.5% 11/25/25	3,045	3,176
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	208	224
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	692	742
Series 2004-86 Class KC, 4.5% 5/25/19	466	482
Series 2010-143 Class B, 3.5% 12/25/25	4,759	4,985
Freddie Mac Multi-Class pass-thru certificates:
floater Series 3346 Class FA, 0.4785% 2/15/19 (g)	4,399	4,405
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	710	762
Series 2363 Class PF, 6% 9/15/16	898	955
Series 2425 Class JH, 6% 3/15/17	825	889
Series 3777 Class AC, 3.5% 12/15/25	8,413	8,808
TOTAL U.S. GOVERNMENT AGENCY		25,428
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,925)		62,106
Commercial Mortgage Securities - 4.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (g)	888	898
Class A3, 7.1326% 2/14/43 (g)	958	975
Class A6, 7.4526% 2/14/43 (g)	1,412	1,439
Class PS1, 1.4363% 2/14/43 (g)(i)	3,231	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (g)	$ 1,181	$ 1,260
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,778
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,575
Series 2007-4 Class A3, 5.9813% 2/10/51 (g)	1,204	1,279
Series 2006-6 Class E, 5.619% 10/10/45 (c)	697	141
Series 2007-3 Class A3, 5.8426% 6/10/49 (g)	2,016	2,113
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	166	168
Class A4, 4.153% 11/10/38	1,531	1,590
Series 2001-3 Class H, 6.562% 4/11/37 (c)	675	677
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	113	113
Class K, 6.15% 5/11/35 (c)	561	546
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (c)(g)	518	502
Class D, 0.6085% 3/15/22 (c)(g)	525	509
Class E, 0.6485% 3/15/22 (c)(g)	434	421
Class F, 0.7185% 3/15/22 (c)(g)	277	266
Class G, 0.7785% 3/15/22 (c)(g)	179	169
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (c)(g)	867	832
Class E, 0.4885% 10/15/19 (c)(g)	878	834
Class F, 0.5585% 10/15/19 (c)(g)	1,724	1,621
Class G, 0.5785% 10/15/19 (c)(g)	609	542
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (c)(g)	47	33
Series 2004-1:
Class A, 0.604% 4/25/34 (c)(g)	588	474
Class B, 2.144% 4/25/34 (c)(g)	66	38
Class M1, 0.804% 4/25/34 (c)(g)	53	37
Class M2, 1.444% 4/25/34 (c)(g)	49	34
Series 2005-2A:
Class A1, 0.554% 8/25/35 (c)(g)	852	556
Class M1, 0.674% 8/25/35 (c)(g)	36	19
Class M2, 0.724% 8/25/35 (c)(g)	60	27
Class M3, 0.744% 8/25/35 (c)(g)	33	13
Series 2005-3A:
Class A2, 0.644% 11/25/35 (c)(g)	312	206
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M1, 0.684% 11/25/35 (c)(g)	$ 50	$ 29
Class M2, 0.734% 11/25/35 (c)(g)	64	35
Class M3, 0.754% 11/25/35 (c)(g)	57	30
Class M4, 0.844% 11/25/35 (c)(g)	71	34
Series 2005-4A:
Class A2, 0.634% 1/25/36 (c)(g)	603	374
Class B1, 1.644% 1/25/36 (c)(g)	83	11
Class M1, 0.694% 1/25/36 (c)(g)	195	84
Class M2, 0.714% 1/25/36 (c)(g)	93	36
Class M3, 0.744% 1/25/36 (c)(g)	85	30
Class M4, 0.854% 1/25/36 (c)(g)	75	23
Class M5, 0.894% 1/25/36 (c)(g)	75	20
Class M6, 0.944% 1/25/36 (c)(g)	79	15
Series 2006-1:
Class A2, 0.604% 4/25/36 (c)(g)	94	65
Class M1, 0.624% 4/25/36 (c)(g)	54	30
Class M2, 0.644% 4/25/36 (c)(g)	57	30
Class M3, 0.664% 4/25/36 (c)(g)	49	24
Class M4, 0.764% 4/25/36 (c)(g)	28	12
Class M5, 0.804% 4/25/36 (c)(g)	27	11
Class M6, 0.884% 4/25/36 (c)(g)	53	20
Series 2006-2A:
Class A1, 0.474% 7/25/36 (c)(g)	1,992	1,261
Class A2, 0.524% 7/25/36 (c)(g)	83	50
Class B1, 1.114% 7/25/36 (c)(g)	49	6
Class B3, 2.944% 7/25/36 (c)(g)	75	3
Class M1, 0.554% 7/25/36 (c)(g)	87	35
Class M2, 0.574% 7/25/36 (c)(g)	98	35
Class M3, 0.594% 7/25/36 (c)(g)	81	26
Class M4, 0.664% 7/25/36 (c)(g)	55	16
Class M5, 0.714% 7/25/36 (c)(g)	67	17
Class M6, 0.784% 7/25/36 (c)(g)	100	16
Series 2006-3A:
Class B1, 1.044% 10/25/36 (c)(g)	96	2
Class M4, 0.674% 10/25/36 (c)(g)	107	11
Class M5, 0.724% 10/25/36 (c)(g)	129	9
Class M6, 0.804% 10/25/36 (c)(g)	159	7
Series 2006-4A:
Class A1, 0.474% 12/25/36 (c)(g)	389	257
Class A2, 0.514% 12/25/36 (c)(g)	2,061	1,051
Class B1, 0.944% 12/25/36 (c)(g)	87	8
Class B2, 1.494% 12/25/36 (c)(g)	89	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B3, 2.694% 12/25/36 (c)(g)	$ 54	$ 1
Class M1, 0.534% 12/25/36 (c)(g)	182	70
Class M2, 0.554% 12/25/36 (c)(g)	121	41
Class M3, 0.584% 12/25/36 (c)(g)	123	36
Class M4, 0.644% 12/25/36 (c)(g)	147	34
Class M5, 0.684% 12/25/36 (c)(g)	135	22
Class M6, 0.764% 12/25/36 (c)(g)	121	15
Series 2007-1:
Class A2, 0.514% 3/25/37 (c)(g)	458	220
Class B1, 0.914% 3/25/37 (c)(g)	192	14
Class B2, 1.394% 3/25/37 (c)(g)	123	5
Class M1, 0.514% 3/25/37 (c)(g)	168	55
Class M2, 0.534% 3/25/37 (c)(g)	127	33
Class M3, 0.564% 3/25/37 (c)(g)	113	23
Class M4, 0.614% 3/25/37 (c)(g)	90	13
Class M5, 0.664% 3/25/37 (c)(g)	141	18
Class M6, 0.744% 3/25/37 (c)(g)	197	20
Series 2007-2A:
Class A1, 0.514% 7/25/37 (c)(g)	423	218
Class A2, 0.564% 7/25/37 (c)(g)	396	139
Class B1, 1.844% 7/25/37 (c)(g)	162	6
Class B2, 2.494% 7/25/37 (c)(g)	52	3
Class M1, 0.614% 7/25/37 (c)(g)	184	28
Class M2, 0.654% 7/25/37 (c)(g)	100	11
Class M3, 0.734% 7/25/37 (c)(g)	101	9
Class M4, 0.894% 7/25/37 (c)(g)	202	16
Class M5, 0.994% 7/25/37 (c)(g)	179	12
Class M6, 1.244% 7/25/37 (c)(g)	226	12
Series 2007-3:
Class A2, 0.534% 7/25/37 (c)(g)	361	155
Class B1, 1.194% 7/25/37 (c)(g)	137	11
Class B2, 1.844% 7/25/37 (c)(g)	259	14
Class B3, 4.244% 7/25/37 (c)(g)	42	1
Class M1, 0.554% 7/25/37 (c)(g)	123	41
Class M2, 0.584% 7/25/37 (c)(g)	131	36
Class M3, 0.614% 7/25/37 (c)(g)	206	45
Class M4, 0.744% 7/25/37 (c)(g)	245	43
Class M5, 0.844% 7/25/37 (c)(g)	169	22
Class M6, 1.044% 7/25/37 (c)(g)	128	14
Series 2007-4A:
Class B1, 2.794% 9/25/37 (c)(g)	139	5
Class M1, 1.194% 9/25/37 (c)(g)	209	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M2, 1.294% 9/25/37 (c)(g)	$ 209	$ 13
Class M4, 1.844% 9/25/37 (c)(g)	406	18
Class M5, 1.994% 9/25/37 (c)(g)	406	13
Class M6, 2.194% 9/25/37 (c)(g)	408	8
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	2,257	82
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(g)(i)	5,590	529
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (c)(g)	188	181
Class J, 1.0985% 3/15/19 (c)(g)	183	158
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (c)(g)	349	300
Class E, 0.5485% 3/15/22 (c)(g)	1,818	1,541
Class F, 0.5985% 3/15/22 (c)(g)	1,115	923
Class G, 0.6485% 3/15/22 (c)(g)	376	308
Class H, 0.7985% 3/15/22 (c)(g)	349	279
Class J, 0.9485% 3/15/22 (c)(g)	349	272
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	64	64
Series 2004-PWR3 Class A3, 4.487% 2/11/41	356	363
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(g)(i)	12,709	151
Series 2006-T24 Class X2, 0.6237% 10/12/41 (c)(g)(i)	2,533	19
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (c)(g)(i)	84,954	951
Series 2007-T28 Class X2, 0.3272% 9/11/42 (c)(g)(i)	45,707	299
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (c)(g)	329	271
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,418	1,479
Class XCL, 1.5913% 5/15/35 (c)(g)(i)	4,960	116
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(g)	128	122
Class H, 0.6235% 8/15/21 (c)(g)	218	204
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,789	1,705
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	2,416	2,416
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (g)	1,138	1,171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,175	$ 1,256
Class C, 5.476% 12/11/49	2,273	651
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (g)	1,207	1,295
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	217
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (c)(g)	35	34
Class H, 0.8685% 4/15/17 (c)(g)	78	67
Class J, 1.0985% 4/15/17 (c)(g)	59	41
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (c)(g)	921	847
Class D, 0.5885% 11/15/17 (c)(g)	48	44
Class E, 0.6385% 11/15/17 (c)(g)	170	153
Class F, 0.6985% 11/15/17 (c)(g)	84	75
Class G, 0.7485% 11/15/17 (c)(g)	58	51
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(g)	1,720	1,542
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,577
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,080	2,023
Class AJFX, 5.478% 2/5/19 (c)	2,590	2,574
Series 2006-C8 Class XP, 0.6566% 12/10/46 (g)(i)	12,404	109
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	9	9
Series 2004-LB4A Class A5, 4.84% 10/15/37	11,280	11,990
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,414	2,628
Series 2007-C3:
Class A2, 5.9018% 6/15/39 (g)	1,950	1,956
Class A4, 5.9018% 6/15/39 (g)	726	791
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,089	2,130
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (g)(i)	8,291	100
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (c)(g)	4,306	3,197
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 62	$ 63
Class A4, 4.75% 1/15/37	562	592
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (g)(i)	470	1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (c)(g)(i)	1,895	3
Series 2003-C4 Class A4, 5.137% 8/15/36	3,980	4,152
Series 2006-C1 Class A3, 5.5944% 2/15/39 (g)	2,238	2,391
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (c)(g)	457	410
Class C:
0.4185% 2/15/22 (c)(g)	840	746
0.5185% 2/15/22 (c)(g)	300	263
Class F, 0.5685% 2/15/22 (c)(g)	600	520
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (g)(i)	18,854	139
Class B, 5.487% 2/15/40 (c)(g)	1,845	277
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	794	801
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,894
Series 2001-1 Class X1, 1.5729% 5/15/33 (c)(g)(i)	1,378	12
Series 2007-C1 Class XP, 0.3493% 12/10/49 (g)(i)	17,307	76
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (g)	2,050	2,166
Series 2005-C1 Class X2, 0.7314% 5/10/43 (g)(i)	4,185	7
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (c)(g)	454	441
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	2,414	2,486
Series 2006-GG7 Class A3, 6.079% 7/10/38 (g)	1,181	1,180
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (c)(g)(i)	25,607	159
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (c)(g)	274	261
Class F, 0.7025% 6/6/20 (c)(g)	376	355
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(g)	$ 5,662	$ 5,619
Class C, 2.1455% 3/6/20 (c)(g)	1,355	1,319
Class D, 2.3636% 3/6/20 (c)(g)	2,650	2,568
Class F, 2.8433% 3/6/20 (c)(g)	112	108
Class G, 3.0177% 3/6/20 (c)(g)	56	53
Class H, 3.5846% 3/6/20 (c)(g)	44	42
Class J, 4.4568% 3/6/20 (c)(g)	63	61
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,840	2,844
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (c)(g)(i)	18,367	40
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	991	997
Series 2007-GG10 Class A2, 5.778% 8/10/45	395	403
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	3,602	3,615
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,520	1,523
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(g)	8,000	7,999
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	3,370	3,459
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	1,646	1,732
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (c)(g)	663	617
Class C, 0.4585% 11/15/18 (c)(g)	471	424
Class D, 0.4785% 11/15/18 (c)(g)	159	140
Class E, 0.5285% 11/15/18 (c)(g)	172	148
Class F, 0.5785% 11/15/18 (c)(g)	258	220
Class G, 0.6085% 11/15/18 (c)(g)	224	184
Class H, 0.7485% 11/15/18 (c)(g)	172	134
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	458	480
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (g)	5,411	5,458
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	8,002	8,004
Class A3, 5.42% 1/15/49	3,322	3,717
Series 2005-CB13 Class E, 5.5259% 1/12/43 (c)(g)	611	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2005-LDP4 Class X2, 0.3668% 10/15/42 (g)(i)	$ 432,852	$ 604
Series 2006-CB17 Class A3, 5.45% 12/12/43	317	327
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (g)	103	38
Class C, 5.9303% 2/12/49 (g)	270	79
Class D, 5.9303% 2/12/49 (g)	284	39
Series 2007-LDP10 Class ES, 5.7445% 1/15/49 (c)(g)	624	33
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	31	31
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	172	175
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	164	165
Series 2006-C7 Class A2, 5.3% 11/15/38	725	726
Series 2007-C1 Class A4, 5.424% 2/15/40	156	176
Series 2007-C2 Class A3, 5.43% 2/15/40	582	647
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (g)(i)	2,746	6
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (g)(i)	5,147	55
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (g)(i)	1,924	16
Series 2007-C7 Class XCP, 0.431% 9/15/45 (g)(i)	88,210	640
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (c)(g)	387	346
Class E, 0.5385% 9/15/21 (c)(g)	1,395	1,207
Class F, 0.5885% 9/15/21 (c)(g)	515	430
Class G, 0.6085% 9/15/21 (c)(g)	1,017	819
Class H, 0.6485% 9/15/21 (c)(g)	263	201
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (g)	818	826
Series 2005-LC1 Class F, 5.5568% 1/12/44 (c)(g)	1,050	586
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (g)	182	182
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (g)	1,284	1,305
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	992	1,053
Series 2007-5:
Class A3, 5.364% 8/12/48	471	483
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A4, 5.378% 8/12/48	$ 48	$ 52
Class B, 5.479% 8/12/48	3,621	905
Series 2007-9 Class A4, 5.7% 9/12/49	315	351
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	4,729	4,977
Series 2006-4 Class XP, 0.8109% 12/12/49 (g)(i)	18,224	304
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,207	377
Series 2007-7 Class B, 5.9345% 6/12/50 (g)	105	9
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(g)	161	93
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(g)	693	628
Class D, 0.439% 10/15/20 (c)(g)	300	270
Class E, 0.499% 10/15/20 (c)(g)	376	320
Class F, 0.549% 10/15/20 (c)(g)	225	171
Class G, 0.589% 10/15/20 (c)(g)	279	204
Class H, 0.679% 10/15/20 (c)(g)	176	102
Class J, 0.829% 10/15/20 (c)(g)	103	43
Class MHRO, 0.939% 10/15/20 (c)(g)	409	344
Class NHRO, 1.139% 10/15/20 (c)(g)	619	507
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	1,413	1,448
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,244	1,267
Series 2007-IQ13 Class A1, 5.05% 3/15/44	9	9
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (c)(g)(i)	6,520	27
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (g)	399	401
Series 2006-T23 Class A3, 5.986% 8/12/41 (g)	616	643
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	1,763	1,830
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	844	881
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	58	58
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3751% 9/15/21 (c)(g)	3,642	3,508
Class E, 0.5696% 9/15/21 (c)(g)	867	679
Class F, 0.6296% 9/15/21 (c)(g)	846	637
Class G, 0.6496% 9/15/21 (c)(g)	801	579
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 0.8896% 9/15/21 (c)(g)	$ 178	$ 81
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (c)(g)	99	89
Class AP2, 1.0485% 6/15/20 (c)(g)	165	145
Class F, 0.7285% 6/15/20 (c)(g)	2,422	1,574
Class LXR1, 0.9485% 6/15/20 (c)(g)	148	120
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,206	3,303
Series 2007-C30:
Class A3, 5.246% 12/15/43	389	398
Class A4, 5.305% 12/15/43	355	377
Class A5, 5.342% 12/15/43	1,291	1,406
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (g)	1,241	1,286
Class A3, 5.9287% 6/15/49 (g)	2,049	2,256
Series 2005-C22 Class F, 5.5336% 12/15/44 (c)(g)	2,013	487
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,621	1,430
Class XP, 0.6327% 12/15/43 (c)(g)(i)	10,796	105
Series 2007-C31 Class C, 5.8735% 4/15/47 (g)	332	68
Series 2007-C31A Class A2, 5.421% 4/15/47	4,443	4,616
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (g)	799	882
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $176,596)		207,017
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,613
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	6,094	6,214
Series 2011, 5.877% 3/1/19	620	687
TOTAL MUNICIPAL SECURITIES (Cost $15,735)		16,514
Foreign Government and Government Agency Obligations - 1.3%

Brazilian Federative Republic 4.875% 1/22/21	3,820	4,317
Chilean Republic 3.25% 9/14/21	1,287	1,320
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Hydro-Quebec 2% 6/30/16	$ 16,000	$ 16,488
New Brunswick Province 2.75% 6/15/18	8,700	9,150
Ontario Province 2.3% 5/10/16	20,000	20,747
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,596)		52,022
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $257)	267	277
Bank Notes - 0.5%

National City Bank, Cleveland 0.6269% 3/1/13 (g)	12,421	12,430
Wachovia Bank NA 6% 11/15/17	5,655	6,504
TOTAL BANK NOTES (Cost $18,163)		18,934
Fixed-Income Funds - 0.8%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $32,649)	329,425	34,214
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.12% (a) (Cost $39,135)	39,134,655	39,135
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,947,036)		4,195,018
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,053
NET ASSETS - 100%		$ 4,196,071
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $176,000) (f)

	Sept. 2037	$ 431	$ (407)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (e)	August 2034	371	(287)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (e)	Oct. 2034	444	(184)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (e)	Dec. 2034	1,282	(1,231)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (e)	April 2032	184	(153)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (e)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (e)

	Oct. 2034	$ 490	$ (413)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (e)	Sept. 2034	170	(149)
		$ 3,376	$ (2,828)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $378,569,000 or 9.0% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,437,000.

(e) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(f) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Specialized High Income Central Fund	1,086
Total	$ 1,092
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,165	$ 1,086	$ 8,701	$ 34,214	7.7%
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,485,422	$ -	$ 1,485,422	$ -
U.S. Government and Government Agency Obligations	1,656,608	-	1,656,608	-
U.S. Government Agency - Mortgage Securities	256,948	-	256,948	-
Asset-Backed Securities	365,821	-	356,960	8,861
Collateralized Mortgage Obligations	62,106	-	60,946	1,160
Commercial Mortgage Securities	207,017	-	191,962	15,055
Municipal Securities	16,514	-	16,514	-
Foreign Government and Government Agency Obligations	52,022	-	52,022	-
Supranational Obligations	277	-	277	-
Bank Notes	18,934	-	18,934	-
Fixed-Income Funds	34,214	34,214	-	-
Money Market Funds	39,135	39,135	-	-
Total Investments in Securities:	$ 4,195,018	$ 73,349	$ 4,096,593	$ 25,076
Derivative Instruments:
Liabilities
Swap Agreements	$ (2,828)	$ -	$ (407)	$ (2,421)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 34,815
Total Realized Gain (Loss)	732
Total Unrealized Gain (Loss)	(2,491)
Cost of Purchases	8
Proceeds of Sales	(6,029)
Amortization/Accretion	175
Transfers in to Level 3	7,732
Transfers out of Level 3	(9,866)
Ending Balance	$ 25,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (2,157)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,095)
Total Unrealized Gain (Loss)	(326)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,421)
Realized gain (loss) on Swap Agreements for the period	$ 35
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (326)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (2,828)
Total Value of Derivatives	$ -	$ (2,828)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,875,252)	$ 4,121,669
Fidelity Central Funds (cost $71,784)	73,349
Total Investments (cost $3,947,036)		$ 4,195,018
Cash		125
Receivable for investments sold		16,103
Receivable for swap agreements		7
Receivable for fund shares sold		5,101
Interest receivable		26,535
Distributions receivable from Fidelity Central Funds		3
Other receivables		120
Total assets		4,243,012

Liabilities
Payable for swap agreements	$ 17
Payable for fund shares redeemed	41,966
Distributions payable	422
Swap agreements, at value	2,828
Accrued management fee	1,112
Other affiliated payables	474
Other payables and accrued expenses	122
Total liabilities		46,941

Net Assets		$ 4,196,071
Net Assets consist of:
Paid in capital		$ 4,151,462
Undistributed net investment income		25,207
Accumulated undistributed net realized gain (loss) on investments		(225,778)
Net unrealized appreciation (depreciation) on investments		245,180
Net Assets, for 383,051 shares outstanding		$ 4,196,071
Net Asset Value, offering price and redemption price per share ($4,196,071 ÷ 383,051 shares)		$ 10.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012

Investment Income
Dividends		$ 39
Interest		72,650
Income from Fidelity Central Funds		1,092
Total income		73,781

Expenses
Management fee	$ 6,768
Transfer agent fees	2,138
Fund wide operations fee	702
Independent trustees' compensation	8
Miscellaneous	6
Total expenses		9,622
Net investment income (loss)		64,159
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,670
Fidelity Central Funds	(153)
Total net realized gain (loss)		27,517
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,690)
Swap agreements	(292)
Total change in net unrealized appreciation (depreciation)		(7,982)
Net gain (loss)		19,535
Net increase (decrease) in net assets resulting from operations		$ 83,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,159	$ 147,128
Net realized gain (loss)	27,517	115,078
Change in net unrealized appreciation (depreciation)	(7,982)	(71,951)
Net increase (decrease) in net assets resulting from operations	83,694	190,255
Distributions to shareholders from net investment income	(58,522)	(135,664)
Distributions to shareholders from net realized gain	-	(5,394)
Total distributions	(58,522)	(141,058)
Share transactions Proceeds from sales of shares	440,087	1,054,367
Reinvestment of distributions	56,298	136,009
Cost of shares redeemed	(666,690)	(1,729,458)
Net increase (decrease) in net assets resulting from share transactions	(170,305)	(539,082)
Total increase (decrease) in net assets	(145,133)	(489,885)

Net Assets
Beginning of period	4,341,204	4,831,089
End of period (including undistributed net investment income of $25,207 and undistributed net investment income of $19,570, respectively)	$ 4,196,071	$ 4,341,204
Other Information Shares
Sold	40,467	98,608
Issued in reinvestment of distributions	5,171	12,714
Redeemed	(61,284)	(162,394)
Net increase (decrease)	(15,646)	(51,072)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.74	$ 10.02	$ 9.85	$ 10.12	$ 10.24
Income from Investment Operations
Net investment income (loss) D	.163	.352	.422	.449	.483	.501
Net realized and unrealized gain (loss)	.046	.134	.715	.205	(.278)	(.134)
Total from investment operations	.209	.486	1.137	.654	.205	.367
Distributions from net investment income	(.149)	(.324)	(.397)	(.454)	(.475)	(.475)
Distributions from net realized gain	-	(.012)	(.020)	(.030)	-	(.012)
Total distributions	(.149)	(.336)	(.417)	(.484)	(.475)	(.487)
Net asset value, end of period	$ 10.95	$ 10.89	$ 10.74	$ 10.02	$ 9.85	$ 10.12
Total Return B,C	1.93%	4.63%	11.59%	7.13%	2.03%	3.63%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44%	.44%
Net investment income (loss)	3.02% A	3.30%	4.08%	4.80%	4.79%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 4,196	$ 4,341	$ 4,831	$ 4,180	$ 6,886	$ 8,300
Portfolio turnover rate F	90% A	102% H	115% H	66% H	80%	94% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 190,571
Gross unrealized depreciation	(13,251)
Net unrealized appreciation (depreciation) on securities and other investments	$ 177,320

Tax cost	$ 4,017,698

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (110,847)
2018	(31,000)
Total capital loss carryforward	$ (141,847)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ -*	$ (292)
Totals (a)	$ -*	$ (292)

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

* Amount represents sixty-nine dollars

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,376 representing .08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $371,158 and $370,733, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $46.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly known as Fidelity Fixed-Income Trust) and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 29, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 29, 2012 and for the year ended August 31, 2011, and the financial highlights for the six months ended February 29, 2012 and for each of the five years in the period ended August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 29, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 29, 2012 and for the year ended August 31, 2011, and the financial highlights for the six months ended February 29, 2012 and for each of the five years in the period ended August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IBF-USAN-0412
1.784857.108

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,031.00	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class T	.81%
Actual		$ 1,000.00	$ 1,030.80	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Class B	1.51%
Actual		$ 1,000.00	$ 1,027.20	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.53%
Actual		$ 1,000.00	$ 1,027.10	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.67
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,031.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,032.30	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 67.9%	U.S. Government and U.S. Government Agency Obligations 81.3%
AAA 2.4%	AAA 5.5%
AA 3.3%	AA 3.1%
A 4.4%	A 6.5%
BBB 15.0%	BBB 13.2%
BB and Below 5.4%	BB and Below 6.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets† (15.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	5.0	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*	As of August 31, 2011**
Corporate Bonds 23.8%	Corporate Bonds 23.3%
U.S. Government and U.S. Government Agency Obligations 67.9%	U.S. Government and U.S. Government Agency Obligations 81.3%
Asset-Backed Securities 0.4%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 5.7%	CMOs and Other Mortgage Related Securities 9.6%
Municipal Bonds 0.4%	Municipal Bonds 0.2%
Other Investments 0.3%	Other Investments 0.2%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets† (15.7)%

* Foreign investments	3.4%	** Foreign investments	3.1%
* Futures and Swaps	(0.7)%	** Futures and Swaps	(0.1)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
Comcast Corp.:
5.15% 3/1/20	$ 5,596	$ 6,557
5.7% 5/15/18	6,385	7,542
6.5% 1/15/17	4,125	4,970
6.55% 7/1/39	4,789	6,078
Discovery Communications LLC 6.35% 6/1/40	3,458	4,348
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,317
6.4% 4/30/40	5,000	6,255
News America Holdings, Inc. 7.75% 12/1/45	3,043	3,659
News America, Inc.:
6.15% 3/1/37	759	874
6.15% 2/15/41	2,347	2,788
Time Warner Cable, Inc.:
4% 9/1/21	17,000	17,778
5.85% 5/1/17	16,878	19,863
6.75% 7/1/18	5,587	6,867
Time Warner, Inc.:
5.375% 10/15/41	1,324	1,467
6.2% 3/15/40	5,000	5,929
		101,292
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (c)	5,189	5,724
Fortune Brands, Inc.:
5.375% 1/15/16	470	522
5.875% 1/15/36	3,830	3,894
6.375% 6/15/14	2,462	2,718
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,098
		16,956
Food Products - 0.2%
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,353
6.5% 8/11/17	4,718	5,727
		10,080
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	5,257	7,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 5,570	$ 7,582
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,525
7.25% 6/15/37	9,654	11,578
		34,873
TOTAL CONSUMER STAPLES		61,909
ENERGY - 2.9%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,203
5.35% 3/15/20 (c)	4,973	5,491
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,298
5% 10/1/21	3,162	3,301
Transocean, Inc.:
5.05% 12/15/16	3,231	3,535
6.375% 12/15/21	4,266	5,033
		28,861
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,602	16,329
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,076
EQT Corp. 4.875% 11/15/21	2,163	2,212
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,732
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,832
Nexen, Inc. 6.4% 5/15/37	2,868	3,284
Petro-Canada 6.05% 5/15/18	1,963	2,377
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,940
5.375% 1/27/21	3,278	3,524
5.75% 1/20/20	17,057	18,763
6.75% 1/27/41	10,055	11,681
Petroleos Mexicanos 6.5% 6/2/41 (c)	17,929	20,215
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	777	874
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	3,906	4,194
6.75% 9/30/19 (c)	2,556	3,029
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 2,003	$ 2,039
4.6% 6/15/21	1,124	1,186
Western Gas Partners LP 5.375% 6/1/21	6,237	6,655
Williams Partners LP 4.125% 11/15/20	1,029	1,086
		116,028
TOTAL ENERGY		144,889
FINANCIALS - 10.3%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	5,660
5.75% 1/24/22	2,870	2,995
5.95% 1/18/18	4,817	5,206
6.75% 10/1/37	14,507	14,515
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,826
JPMorgan Chase Capital XX 6.55% 9/29/36	7,448	7,485
Lazard Group LLC:
6.85% 6/15/17	2,464	2,679
7.125% 5/15/15	7,737	8,339
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,049	1,952
Morgan Stanley:
4.75% 4/1/14	1,376	1,392
5.5% 7/28/21	4,390	4,348
6.625% 4/1/18	7,981	8,463
7.3% 5/13/19	4,777	5,155
		70,015
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	7,041	7,158
Credit Suisse New York Branch 6% 2/15/18	8,405	8,854
Discover Bank:
7% 4/15/20	3,642	4,127
8.7% 11/18/19	5,944	7,153
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,128
8.25% 3/1/38	2,385	3,055
Fifth Third Bank 4.75% 2/1/15	949	1,001
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	3,533	3,507
HBOS PLC 6.75% 5/21/18 (c)	3,056	2,746
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20	$ 1,597	$ 1,806
JPMorgan Chase Bank 6% 10/1/17	5,986	6,718
KeyBank NA 6.95% 2/1/28	1,344	1,511
KeyCorp. 5.1% 3/24/21	2,442	2,654
Marshall & Ilsley Bank 5% 1/17/17	6,464	6,903
Regions Bank:
6.45% 6/26/37	8,147	7,495
7.5% 5/15/18	3,713	4,047
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,118
7.75% 11/10/14	4,705	5,024
Wachovia Corp. 4.875% 2/15/14	4,283	4,517
		81,522
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,821
SLM Corp. 5% 10/1/13	391	400
		5,221
Diversified Financial Services - 1.5%
Bank of America Corp.:
5.65% 5/1/18	3,745	3,886
5.75% 12/1/17	13,408	14,038
6.5% 8/1/16	5,430	5,870
Capital One Capital V 10.25% 8/15/39	2,114	2,204
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,112
4.5% 1/14/22	3,182	3,268
5.875% 1/30/42	1,893	2,012
6.125% 5/15/18	9,472	10,581
6.5% 8/19/13	1,317	1,396
JPMorgan Chase & Co.:
4.35% 8/15/21	5,680	5,958
4.5% 1/24/22	4,927	5,233
4.95% 3/25/20	8,888	9,636
5.4% 1/6/42	2,359	2,545
TECO Finance, Inc.:
4% 3/15/16	1,439	1,523
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.: - continued
5.15% 3/15/20	$ 2,067	$ 2,322
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	1,161	1,132
		76,716
Insurance - 1.9%
Allstate Corp. 5.2% 1/15/42	1,247	1,365
American International Group, Inc. 4.875% 9/15/16	3,411	3,588
Aon Corp.:
3.125% 5/27/16	4,835	4,990
5% 9/30/20	2,135	2,390
6.25% 9/30/40	1,748	2,173
Assurant, Inc. 5.625% 2/15/14	4,022	4,259
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,678
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	10,398	10,320
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,261
6.7% 8/15/16 (c)	7,459	8,185
10.75% 6/15/88 (c)(i)	4,022	5,249
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,736	2,905
MetLife, Inc.:
5.875% 2/6/41	573	700
6.75% 6/1/16	4,485	5,368
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	202	249
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,357	5,777
Prudential Financial, Inc.:
4.5% 11/16/21	3,500	3,752
5.8% 11/16/41	3,662	4,091
6.2% 11/15/40	1,810	2,080
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,015
Unum Group 5.625% 9/15/20	4,155	4,413
		92,086
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,492
Camden Property Trust 5.375% 12/15/13	1,818	1,894
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,226	4,338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 4,283	$ 4,324
7.5% 4/1/17	2,623	2,948
9.625% 3/15/16	3,987	4,794
Duke Realty LP 4.625% 5/15/13	317	327
Equity One, Inc.:
5.375% 10/15/15	585	618
6% 9/15/17	3,250	3,491
6.25% 12/15/14	2,985	3,225
6.25% 1/15/17	2,136	2,315
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,774
5.9% 4/1/20	1,389	1,566
6% 7/15/12	1,579	1,604
6.2% 1/15/17	1,215	1,375
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,093
6.65% 1/15/18	3,200	3,445
UDR, Inc. 5.5% 4/1/14	6,383	6,708
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,837
		51,168
Real Estate Management & Development - 2.7%
AMB Property LP:
5.9% 8/15/13	4,537	4,676
6.3% 6/1/13	4,607	4,784
BioMed Realty LP:
3.85% 4/15/16	5,000	5,145
6.125% 4/15/20	1,872	2,101
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,332
5.75% 4/1/12	3,189	3,195
Colonial Properties Trust:
5.5% 10/1/15	5,995	6,175
6.875% 8/15/12	3,309	3,358
Colonial Realty LP 6.05% 9/1/16	4,436	4,583
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,783
Duke Realty LP:
5.4% 8/15/14	5,135	5,481
5.5% 3/1/16	5,038	5,346
5.95% 2/15/17	1,536	1,700
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 3,807	$ 4,004
6.5% 1/15/18	5,065	5,741
ERP Operating LP:
4.625% 12/15/21	9,810	10,508
5.2% 4/1/13	6,349	6,560
5.5% 10/1/12	6,078	6,237
5.75% 6/15/17	1,259	1,432
6.625% 3/15/12	1,111	1,113
Liberty Property LP:
5.5% 12/15/16	3,158	3,459
6.375% 8/15/12	2,174	2,211
6.625% 10/1/17	3,709	4,246
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,684
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,286
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	6,741	6,862
5.35% 4/15/12 (c)	1,530	1,533
5.5% 1/15/14 (c)	4,505	4,611
Tanger Properties LP:
6.125% 6/1/20	4,421	5,034
6.15% 11/15/15	9,117	10,220
		132,400
TOTAL FINANCIALS		509,128
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	5,656	5,907
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	7,074	7,299
4.75% 11/15/21 (c)	5,135	5,514
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
3.125% 5/15/16	$ 4,472	$ 4,624
6.25% 6/15/14	1,557	1,715
		19,152
TOTAL HEALTH CARE		25,059
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	1,109	1,190
6.795% 2/2/20	308	310
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,045	2,066
8.36% 1/20/19	7,501	7,613
		11,179
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,984	3,092
TOTAL INDUSTRIALS		14,271
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,036
6.55% 10/1/17	2,421	2,860
		7,896
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,765	1,801
TOTAL INFORMATION TECHNOLOGY		9,697
MATERIALS - 0.8%
Chemicals - 0.6%
Dow Chemical Co.:
4.125% 11/15/21	4,654	4,951
4.25% 11/15/20	2,512	2,689
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 7,270	$ 7,993
7.6% 5/15/14	13,026	14,804
		30,437
Metals & Mining - 0.2%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,585
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	5,087	5,213
		6,798
TOTAL MATERIALS		37,235
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.8% 5/15/36	5,000	6,383
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,566
CenturyLink, Inc.:
6.15% 9/15/19	2,073	2,177
6.45% 6/15/21	2,955	3,128
7.6% 9/15/39	655	671
Embarq Corp. 7.995% 6/1/36	2,427	2,590
Telefonica Emisiones SAU 5.855% 2/4/13	1,287	1,330
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,338
		29,183
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 2.375% 9/8/16	6,904	7,050
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	6,291	7,318
6.35% 3/15/40	1,971	2,321
		16,689
TOTAL TELECOMMUNICATION SERVICES		45,872
UTILITIES - 2.2%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,787
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,318	3,485
6.4% 9/15/20 (c)	9,167	9,896
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International 3.75% 9/15/17	$ 3,716	$ 3,950
EDP Finance BV 6% 2/2/18 (c)	2,447	2,083
FirstEnergy Corp. 7.375% 11/15/31	6,758	8,609
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,255	3,709
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,217
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,658
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,993
		51,387
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,276
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,570
		4,846
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	6,310	6,839
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,881
6.5% 5/1/18	5,351	6,242
PSEG Power LLC 2.75% 9/15/16	1,192	1,211
		17,173
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.8793% 9/30/66 (i)	5,579	4,749
7.5% 6/30/66 (i)	3,654	3,864
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,231
5.4% 7/15/14	1,393	1,519
5.45% 9/15/20	1,461	1,649
5.8% 2/1/42	2,709	2,891
5.95% 6/15/41	4,935	5,551
6.25% 12/15/40	1,327	1,524
6.4% 3/15/18	4,529	5,350
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	4,001	4,101
		33,429
TOTAL UTILITIES		106,835
TOTAL NONCONVERTIBLE BONDS (Cost $973,553)		1,056,187
U.S. Government and Government Agency Obligations - 25.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority 5.25% 9/15/39	$ 15,563	$ 19,441
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	24,733	24,795
2.125% 2/15/40	8	11
2.125% 2/15/41	57,600	79,468
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		104,274
U.S. Treasury Obligations - 23.1%
U.S. Treasury Bonds:
3.125% 2/15/42	82,756	83,170
3.75% 8/15/41	31,467	35,617
4.375% 5/15/41	55,344	69,543
U.S. Treasury Notes:
0.375% 6/30/13	49,248	49,331
1.5% 12/31/13	352,900	360,691
2% 11/15/21	138,603	139,253
3.125% 5/15/21 (f)	142,284	157,924
3.5% 5/31/13	103,340	107,538
3.625% 2/15/20	122,561	141,424
TOTAL U.S. TREASURY OBLIGATIONS		1,144,491
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,225,184)		1,268,206
U.S. Government Agency - Mortgage Securities - 25.7%

Fannie Mae Guaranteed Mtg. pass-thru certificates - 16.7%
2.303% 6/1/36 (i)	138	146
2.601% 2/1/35 (i)	2,601	2,752
2.635% 7/1/37 (i)	404	430
3.5% 3/1/42 (e)	100,900	104,291
3.5% 3/1/42 (e)	18,900	19,535
3.5% 3/1/42 (e)	22,200	22,946
3.5% 3/1/42 (e)	19,100	19,742
4% 9/1/26 to 11/1/41	92,946	98,263
4% 9/1/41	231	244
4% 10/1/41	1,861	1,969
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mtg. pass-thru certificates - continued
4% 3/1/42 (e)	$ 25,800	$ 27,153
4.5% 4/1/18 to 11/1/41	143,924	154,626
4.5% 3/1/27 (e)	3,300	3,531
4.5% 3/1/42 (e)	6,000	6,395
5% 4/1/18 to 6/1/40	83,059	89,722
5% 3/1/42 (e)	22,000	23,759
5% 3/1/42 (e)	1,600	1,728
5% 3/1/42 (e)	6,000	6,480
5.5% 12/1/30 to 9/1/38	77,914	84,979
5.5% 3/1/42 (e)	41,700	45,435
6% 3/1/22 to 4/1/40	104,359	115,046
6.5% 2/1/36	179	201
TOTAL FANNIE MAE GUARANTEED MTG. PASS-THRU CERTIFICATES		829,373
Freddie Mac - 5.3%
3.149% 10/1/35 (i)	200	213
4% 12/1/40 to 11/1/41	24,580	26,133
4% 9/1/41	938	990
4% 3/1/42 (e)	11,000	11,539
4.5% 7/1/25 to 10/1/41	90,921	97,827
5% 7/1/35 to 4/1/41	57,749	62,412
5% 3/1/42 (e)	400	431
5.5% 12/1/27 to 1/1/40	49,524	53,695
6% 7/1/37 to 8/1/37	3,579	3,950
6.5% 9/1/39	4,692	5,227
TOTAL FREDDIE MAC		262,417
Ginnie Mae - 3.7%
3.5% 3/15/41 to 2/15/42	10,399	10,917
4% 1/15/25 to 11/15/41	39,081	42,158
4% 3/1/42 (e)	6,200	6,677
4.5% 5/15/39 to 3/20/41	53,087	58,019
4.5% 3/1/42 (e)	1,700	1,853
5% 3/15/39 to 9/15/41	36,445	40,396
5% 3/1/42 (e)	6,000	6,627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 8,890	$ 9,901
6% 9/20/38	5,864	6,563
TOTAL GINNIE MAE		183,111
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,257,847)		1,274,901
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (i)	764	413
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (i)	206	144
Series 2005-HE2 Class M2, 0.694% 4/25/35 (i)	68	66
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (i)	376	4
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(i)	6,136	92
Airspeed Ltd. Series 2007-1A Class C1, 2.7485% 6/15/32 (c)(i)	6,013	3,096
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (i)	53	41
Series 2004-R2 Class M3, 0.794% 4/25/34 (i)	85	26
Series 2005-R2 Class M1, 0.694% 4/25/35 (i)	1,307	1,134
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (i)	30	22
Series 2004-W7 Class M1, 0.794% 5/25/34 (i)	808	578
Series 2006-W4 Class A2C, 0.404% 5/25/36 (i)	838	205
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(c)(i)	5,160	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (i)	886	781
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	264	265
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (c)(i)	220	164
Class B, 0.9955% 7/20/39 (c)(i)	355	145
Class C, 1.3455% 7/20/39 (c)(i)	456	10
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (i)	1,140	361
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (i)	$ 5	$ 5
Series 2007-4 Class A1A, 0.3963% 9/25/37 (i)	124	121
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (i)	61	10
Series 2004-3 Class M4, 1.214% 4/25/34 (i)	101	44
Series 2004-4 Class M2, 1.039% 6/25/34 (i)	372	168
Series 2005-3 Class MV1, 0.664% 8/25/35 (i)	139	137
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (i)	25	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (i)	231	135
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (i)	13	1
Fremont Home Loan Trust:
Series 2005-A Class M4, 0.924% 1/25/35 (i)	231	52
Series 2006-D Class M1, 0.474% 11/25/36 (i)	39	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(i)	2,174	761
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	925	851
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (c)(i)	135	126
Series 2006-2A:
Class A, 0.4285% 11/15/34 (c)(i)	996	824
Class B, 0.5285% 11/15/34 (c)(i)	361	233
Class C, 0.6285% 11/15/34 (c)(i)	597	295
Class D, 0.9985% 11/15/34 (c)(i)	285	63
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (i)	310	237
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(i)	259	76
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (c)(i)	24	24
Class C, 0.794% 9/25/46 (c)(i)	1,211	618
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (i)	179	122
Series 2003-3 Class M1, 1.534% 8/25/33 (i)	442	319
Series 2003-5 Class A2, 0.944% 12/25/33 (i)	21	15
Series 2005-5 Class 2A2, 0.494% 11/25/35 (i)	4	4
Series 2006-1 Class 2A3, 0.469% 4/25/36 (i)	237	235
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (i)	$ 913	$ 266
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.374% 11/25/36 (i)	913	755
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (i)	376	330
Series 2006-A Class 2C, 1.7238% 3/27/42 (i)	1,605	430
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (i)	53	32
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	12	12
Class C, 5.691% 10/20/28 (c)	5	5
Class D, 6.01% 10/20/28 (c)	50	50
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (i)	496	9
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (i)	76	47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (i)	276	185
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (i)	1,003	745
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (i)	1,603	1,199
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (i)	36	28
Series 2004-NC8 Class M6, 1.494% 9/25/34 (i)	93	53
Series 2005-NC1 Class M1, 0.684% 1/25/35 (i)	253	160
Series 2005-NC2 Class B1, 1.414% 3/25/35 (i)	264	33
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (k)	5,500	371
Series 2006-4 Class D, 1.344% 5/25/32 (i)	1,227	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	23,975	384
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	17,089	379
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (i)	903	384
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(c)(i)	449	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(c)(i)	933	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (i)	10	10
Series 2007-6 Class 2A1, 0.304% 7/25/37 (i)	50	49
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (i)	337	142
Class M4, 1.694% 9/25/34 (i)	433	95
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (i)	$ 3	$ 3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (c)(i)	325	311
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (i)	805	365
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (i)	52	17
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	261	270
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (i)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (c)(i)	1,728	52
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	704	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6	0
TOTAL ASSET-BACKED SECURITIES (Cost $23,623)		20,227
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,223	269
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (c)(i)	12	12
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	3,053	2,946
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (i)	690	635
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4255% 12/20/54 (i)	2,694	2,268
Class M1, 0.5855% 12/20/54 (i)	710	541
Series 2007-1:
Class 1M1, 0.5455% 12/20/54 (i)	894	682
Class 2M1, 0.7455% 12/20/54 (i)	1,148	875
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (i)	341	245
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (i)	$ 1,860	$ 1,958
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (i)	1,176	887
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (i)	523	307
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (i)	901	605
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (i)	1,265	984
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (c)(i)	708	575
Class B6, 3.1048% 7/10/35 (c)(i)	938	747
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (c)(i)	155	144
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	66
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (i)	23	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (i)	252	233
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (i)	2,073	1,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,879)		16,576
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (i)	805	814
Class A3, 7.1326% 2/14/43 (i)	869	885
Class A6, 7.4526% 2/14/43 (i)	1,281	1,306
Class PS1, 1.4363% 2/14/43 (i)(k)	3,672	40
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (i)	1,072	1,143
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,336
Series 2007-4 Class A3, 5.9813% 2/10/51 (i)	1,092	1,160
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	128
Series 2007-3:
Class A3, 5.8426% 6/10/49 (i)	1,828	1,916
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A4, 5.8426% 6/10/49 (i)	$ 2,283	$ 2,523
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	150	153
Class A4, 4.153% 11/10/38	1,389	1,443
Series 2005-1 Class A3, 4.877% 11/10/42	454	454
Series 2001-3 Class H, 6.562% 4/11/37 (c)	612	614
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	128	128
Class K, 6.15% 5/11/35 (c)	509	496
Series 2005-3 Class A3B, 5.09% 7/10/43 (i)	3,402	3,610
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (c)(i)	470	456
Class D, 0.6085% 3/15/22 (c)(i)	476	462
Class E, 0.6485% 3/15/22 (c)(i)	393	381
Class F, 0.7185% 3/15/22 (c)(i)	489	469
Class G, 0.7785% 3/15/22 (c)(i)	317	298
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (c)(i)	787	756
Class E, 0.4885% 10/15/19 (c)(i)	797	757
Class F, 0.5585% 10/15/19 (c)(i)	1,885	1,772
Class G, 0.5785% 10/15/19 (c)(i)	1,257	1,119
Class H, 0.6185% 10/15/19 (c)(i)	1,388	1,180
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (c)(i)	52	37
Series 2004-1:
Class A, 0.604% 4/25/34 (c)(i)	671	540
Class B, 2.144% 4/25/34 (c)(i)	75	43
Class M1, 0.804% 4/25/34 (c)(i)	76	53
Class M2, 1.444% 4/25/34 (c)(i)	70	48
Series 2005-2A:
Class A1, 0.554% 8/25/35 (c)(i)	970	633
Class M1, 0.674% 8/25/35 (c)(i)	64	33
Class M2, 0.724% 8/25/35 (c)(i)	85	38
Class M3, 0.744% 8/25/35 (c)(i)	58	23
Series 2005-3A:
Class A2, 0.644% 11/25/35 (c)(i)	353	233
Class M1, 0.684% 11/25/35 (c)(i)	95	54
Class M2, 0.734% 11/25/35 (c)(i)	71	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 0.754% 11/25/35 (c)(i)	$ 63	$ 33
Class M4, 0.844% 11/25/35 (c)(i)	79	38
Series 2005-4A:
Class A2, 0.634% 1/25/36 (c)(i)	848	526
Class B1, 1.644% 1/25/36 (c)(i)	92	12
Class M1, 0.694% 1/25/36 (c)(i)	273	118
Class M2, 0.714% 1/25/36 (c)(i)	103	40
Class M3, 0.744% 1/25/36 (c)(i)	150	52
Class M4, 0.854% 1/25/36 (c)(i)	83	26
Class M5, 0.894% 1/25/36 (c)(i)	83	22
Class M6, 0.944% 1/25/36 (c)(i)	88	17
Series 2006-1:
Class A2, 0.604% 4/25/36 (c)(i)	166	115
Class M1, 0.624% 4/25/36 (c)(i)	101	57
Class M2, 0.644% 4/25/36 (c)(i)	106	56
Class M3, 0.664% 4/25/36 (c)(i)	92	45
Class M4, 0.764% 4/25/36 (c)(i)	52	23
Class M5, 0.804% 4/25/36 (c)(i)	50	20
Class M6, 0.884% 4/25/36 (c)(i)	100	38
Series 2006-2A:
Class A1, 0.474% 7/25/36 (c)(i)	2,266	1,435
Class A2, 0.524% 7/25/36 (c)(i)	147	88
Class B1, 1.114% 7/25/36 (c)(i)	93	11
Class B3, 2.944% 7/25/36 (c)(i)	83	3
Class M1, 0.554% 7/25/36 (c)(i)	154	62
Class M2, 0.574% 7/25/36 (c)(i)	109	39
Class M3, 0.594% 7/25/36 (c)(i)	90	29
Class M4, 0.664% 7/25/36 (c)(i)	103	30
Class M5, 0.714% 7/25/36 (c)(i)	75	18
Class M6, 0.784% 7/25/36 (c)(i)	111	18
Series 2006-3A:
Class B1, 1.044% 10/25/36 (c)(i)	107	2
Class M4, 0.674% 10/25/36 (c)(i)	119	12
Class M5, 0.724% 10/25/36 (c)(i)	143	10
Class M6, 0.804% 10/25/36 (c)(i)	280	13
Series 2006-4A:
Class A1, 0.474% 12/25/36 (c)(i)	468	310
Class A2, 0.514% 12/25/36 (c)(i)	2,376	1,212
Class B1, 0.944% 12/25/36 (c)(i)	148	14
Class B2, 1.494% 12/25/36 (c)(i)	151	9
Class B3, 2.694% 12/25/36 (c)(i)	57	1
Class M1, 0.534% 12/25/36 (c)(i)	191	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M2, 0.554% 12/25/36 (c)(i)	$ 128	$ 43
Class M3, 0.584% 12/25/36 (c)(i)	129	38
Class M4, 0.644% 12/25/36 (c)(i)	155	36
Class M5, 0.684% 12/25/36 (c)(i)	142	23
Class M6, 0.764% 12/25/36 (c)(i)	128	16
Series 2007-1:
Class A2, 0.514% 3/25/37 (c)(i)	511	245
Class B1, 0.914% 3/25/37 (c)(i)	204	15
Class B2, 1.394% 3/25/37 (c)(i)	131	6
Class M1, 0.514% 3/25/37 (c)(i)	180	59
Class M2, 0.534% 3/25/37 (c)(i)	134	35
Class M3, 0.564% 3/25/37 (c)(i)	178	36
Class M4, 0.614% 3/25/37 (c)(i)	145	21
Class M5, 0.664% 3/25/37 (c)(i)	150	19
Class M6, 0.744% 3/25/37 (c)(i)	209	22
Series 2007-2A:
Class A1, 0.514% 7/25/37 (c)(i)	1,335	689
Class A2, 0.564% 7/25/37 (c)(i)	1,250	438
Class B1, 1.844% 7/25/37 (c)(i)	374	14
Class B2, 2.494% 7/25/37 (c)(i)	121	6
Class M1, 0.614% 7/25/37 (c)(i)	426	65
Class M2, 0.654% 7/25/37 (c)(i)	278	31
Class M3, 0.734% 7/25/37 (c)(i)	281	25
Class M4, 0.894% 7/25/37 (c)(i)	467	36
Class M5, 0.994% 7/25/37 (c)(i)	413	27
Class M6, 1.244% 7/25/37 (c)(i)	524	27
Series 2007-3:
Class A2, 0.534% 7/25/37 (c)(i)	507	217
Class B1, 1.194% 7/25/37 (c)(i)	306	26
Class B2, 1.844% 7/25/37 (c)(i)	787	42
Class B3, 4.244% 7/25/37 (c)(i)	95	2
Class M1, 0.554% 7/25/37 (c)(i)	269	89
Class M2, 0.584% 7/25/37 (c)(i)	287	78
Class M3, 0.614% 7/25/37 (c)(i)	463	102
Class M4, 0.744% 7/25/37 (c)(i)	729	129
Class M5, 0.844% 7/25/37 (c)(i)	369	49
Class M6, 1.044% 7/25/37 (c)(i)	280	31
Series 2007-4A:
Class B1, 2.794% 9/25/37 (c)(i)	147	5
Class M1, 1.194% 9/25/37 (c)(i)	222	19
Class M2, 1.294% 9/25/37 (c)(i)	222	14
Class M4, 1.844% 9/25/37 (c)(i)	452	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class M5, 1.994% 9/25/37 (c)(i)	$ 452	$ 14
Class M6, 2.194% 9/25/37 (c)(i)	453	9
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (c)(i)	330	317
Class J, 1.0985% 3/15/19 (c)(i)	323	278
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (c)(i)	489	420
Class E, 0.5485% 3/15/22 (c)(i)	2,030	1,722
Class F, 0.5985% 3/15/22 (c)(i)	1,246	1,032
Class G, 0.6485% 3/15/22 (c)(i)	401	328
Class H, 0.7985% 3/15/22 (c)(i)	489	390
Class J, 0.9485% 3/15/22 (c)(i)	489	380
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	58	58
Series 2004-PWR3 Class A3, 4.487% 2/11/41	322	329
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,036
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(i)(k)	14,447	172
Series 2006-T22 Class A4, 5.7044% 4/12/38 (i)	137	156
Series 2006-T24 Class X2, 0.6237% 10/12/41 (c)(i)(k)	1,956	15
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (c)(i)(k)	96,567	1,081
Series 2007-T28 Class X2, 0.3272% 9/11/42 (c)(i)(k)	51,956	340
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (c)(i)	462	381
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	1,287	1,342
Class XCL, 1.5913% 5/15/35 (c)(i)(k)	5,639	132
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	2,110	2,117
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(i)	153	146
Class H, 0.6235% 8/15/21 (c)(i)	261	244
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	1,622	1,546
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	197	197
Series 2007-FL3A Class A2, 0.3885% 4/15/22 (c)(i)	913	861
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (i)	1,032	1,062
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,066	$ 1,139
Class C, 5.476% 12/11/49	2,061	590
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (i)	1,095	1,175
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	197
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (c)(i)	49	48
Class H, 0.8685% 4/15/17 (c)(i)	109	94
Class J, 1.0985% 4/15/17 (c)(i)	104	73
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (c)(i)	836	769
Class D, 0.5885% 11/15/17 (c)(i)	44	40
Class E, 0.6385% 11/15/17 (c)(i)	154	139
Class F, 0.6985% 11/15/17 (c)(i)	118	105
Class G, 0.7485% 11/15/17 (c)(i)	81	72
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(i)	1,560	1,398
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,247
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	1,851	1,800
Class AJFX, 5.478% 2/5/19 (c)	3,272	3,252
Series 2006-C8 Class XP, 0.6566% 12/10/46 (i)(k)	9,579	84
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	8	8
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,190	2,384
Series 2007-C3 Class A4, 5.9018% 6/15/39 (i)	658	717
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (i)(k)	6,402	77
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	991	1,085
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (c)(i)	3,907	2,901
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	57	57
Class A4, 4.75% 1/15/37	510	537
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (i)(k)	$ 535	$ 1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (c)(i)(k)	2,154	4
Series 2006-C1 Class A3, 5.5944% 2/15/39 (i)	4,060	4,338
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (c)(i)	414	372
Class C:
0.4185% 2/15/22 (c)(i)	1,180	1,047
0.5185% 2/15/22 (c)(i)	421	370
Class F, 0.5685% 2/15/22 (c)(i)	843	731
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (i)(k)	21,431	158
Class B, 5.487% 2/15/40 (c)(i)	1,677	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	903	911
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,525
Series 2001-1 Class X1, 1.5729% 5/15/33 (c)(i)(k)	1,566	14
Series 2007-C1 Class XP, 0.3493% 12/10/49 (i)(k)	16,797	74
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (i)(k)	4,757	8
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (c)(i)	412	400
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,535
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (c)(i)(k)	29,107	181
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (c)(i)	248	236
Class F, 0.7025% 6/6/20 (c)(i)	528	499
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(i)	1,041	1,013
Class D, 2.3636% 3/6/20 (c)(i)	6,868	6,656
Class F, 2.8433% 3/6/20 (c)(i)	107	103
Class G, 3.0177% 3/6/20 (c)(i)	54	52
Class H, 3.5846% 3/6/20 (c)(i)	479	458
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class J, 4.4568% 3/6/20 (c)(i)	$ 686	$ 660
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	264	267
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (c)(i)(k)	20,878	45
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	521	524
Series 2007-GG10 Class A2, 5.778% 8/10/45	359	365
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (c)(i)	602	560
Class C, 0.4585% 11/15/18 (c)(i)	427	385
Class D, 0.4785% 11/15/18 (c)(i)	169	149
Class E, 0.5285% 11/15/18 (c)(i)	243	209
Class F, 0.5785% 11/15/18 (c)(i)	292	248
Class G, 0.6085% 11/15/18 (c)(i)	254	208
Class H, 0.7485% 11/15/18 (c)(i)	243	190
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	416	435
Series 2007-LD11 Class A4, 6.0045% 6/15/49 (i)	20,914	23,091
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,064	2,064
Series 2005-CB13 Class E, 5.5259% 1/12/43 (c)(i)	694	35
Series 2006-CB17 Class A3, 5.45% 12/12/43	287	297
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (i)	93	35
Class C, 5.9303% 2/12/49 (i)	245	72
Class D, 5.9303% 2/12/49 (i)	257	36
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	209	53
Class CS, 5.466% 1/15/49 (i)	90	11
Class ES, 5.7445% 1/15/49 (c)(i)	566	30
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	28	28
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	156	158
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	148	150
Series 2006-C6 Class A2, 5.262% 9/15/39 (i)	92	92
Series 2006-C7 Class A2, 5.3% 11/15/38	658	658
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (i)(k)	3,121	7
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (i)(k)	5,850	63
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (i)(k)	$ 2,187	$ 19
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	1,368	1,549
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,320
Class XCP, 0.431% 9/15/45 (i)(k)	100,269	728
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (c)(i)	351	314
Class E, 0.5385% 9/15/21 (c)(i)	1,265	1,095
Class F, 0.5885% 9/15/21 (c)(i)	723	604
Class G, 0.6085% 9/15/21 (c)(i)	3,017	2,429
Class H, 0.6485% 9/15/21 (c)(i)	369	282
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,946
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,523	1,546
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (i)	742	749
Series 2005-LC1 Class F, 5.5568% 1/12/44 (c)(i)	953	532
Series 2006-C1 Class A2, 5.8093% 5/12/39 (i)	1,015	1,050
Series 2007-C1 Class A4, 6.0271% 6/12/50 (i)	4,145	4,662
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,661
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (i)	165	165
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	900	956
Series 2007-5:
Class A3, 5.364% 8/12/48	427	438
Class A4, 5.378% 8/12/48	55	59
Class B, 5.479% 8/12/48	3,285	821
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	2,594	2,813
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	3,832	4,144
Series 2006-4 Class XP, 0.8109% 12/12/49 (i)(k)	19,313	322
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,095	342
Series 2007-7 Class B, 5.9345% 6/12/50 (i)	1,409	119
Series 2007-8 Class A3, 6.1644% 8/12/49 (i)	944	1,049
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(i)	227	131
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(i)	629	570
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.439% 10/15/20 (c)(i)	$ 422	$ 380
Class E, 0.499% 10/15/20 (c)(i)	528	449
Class F, 0.549% 10/15/20 (c)(i)	397	302
Class G, 0.589% 10/15/20 (c)(i)	491	359
Class H, 0.679% 10/15/20 (c)(i)	309	179
Class J, 0.829% 10/15/20 (c)(i)	181	75
Class MHRO, 0.939% 10/15/20 (c)(i)	417	350
Class NHRO, 1.139% 10/15/20 (c)(i)	502	412
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,128	1,150
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	8,687	9,118
Series 2007-IQ13 Class A1, 5.05% 3/15/44	7	7
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (c)(i)(k)	5,035	21
Series 2006-IQ11 Class A4, 5.895% 10/15/42 (i)	329	371
Series 2006-T23 Class A3, 5.986% 8/12/41 (i)	559	584
Series 2007-HQ12 Class A4, 5.7828% 4/12/49 (i)	5,793	6,162
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	1,642	1,800
Class AAB, 5.654% 4/15/49	2,402	2,595
Class B, 5.9063% 4/15/49 (i)	269	73
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	52	52
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (c)(i)	1,099	861
Class F, 0.6296% 9/15/21 (c)(i)	1,189	895
Class G, 0.6496% 9/15/21 (c)(i)	1,126	814
Class J, 0.8896% 9/15/21 (c)(i)	314	142
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (c)(i)	105	95
Class AP2, 1.0485% 6/15/20 (c)(i)	175	154
Class F, 0.7285% 6/15/20 (c)(i)	2,710	1,762
Class LXR1, 0.9485% 6/15/20 (c)(i)	169	137
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,908	2,996
Series 2007-C30:
Class A3, 5.246% 12/15/43	353	361
Class A4, 5.305% 12/15/43	322	342
Class A5, 5.342% 12/15/43	1,172	1,277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31:
Class A4, 5.509% 4/15/47	$ 2,475	$ 2,704
Class A5, 5.5% 4/15/47	3,710	4,029
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (i)	1,126	1,167
Class A3, 5.9287% 6/15/49 (i)	21,861	24,067
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(i)	652	652
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	996
Series 2005-C22:
Class B, 5.5336% 12/15/44 (i)	2,428	1,669
Class F, 5.5336% 12/15/44 (c)(i)	1,826	441
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,285	1,297
Class D, 5.513% 12/15/43 (i)	1,752	447
Class XP, 0.6327% 12/15/43 (c)(i)(k)	12,272	120
Series 2007-C31 Class C, 5.8735% 4/15/47 (i)	4,515	922
Series 2007-C31A Class A2, 5.421% 4/15/47	2,716	2,822
Series 2007-C32:
Class D, 5.9287% 6/15/49 (i)	823	241
Class E, 5.9287% 6/15/49 (i)	1,297	324
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A4, 6.0964% 2/15/51 (i)	13,576	14,966
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $228,617)		268,705
Municipal Securities - 0.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	1,835	1,898
California Gen. Oblig.:
7.5% 4/1/34	6,270	8,085
7.55% 4/1/39	1,160	1,536
7.6% 11/1/40	1,730	2,314
7.625% 3/1/40	1,410	1,874
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	1,035	1,146
TOTAL MUNICIPAL SECURITIES (Cost $15,381)		16,853
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 6.05% 1/11/40 (Cost $4,677)	$ 3,958	$ 4,819
Fixed-Income Funds - 18.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j)	6,986,710	757,988
Fidelity Specialized High Income Central Fund (j)	1,295,628	134,564
TOTAL FIXED-INCOME FUNDS (Cost $830,872)		892,552
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Credit Suisse Ltd. (Guernsey) 5.86% (d)(i) (Cost $6,531)	$ 6,365	5,901
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $458,585)	458,584,650	458,585
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $5,036,749)		5,283,512
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(324,889)
NET ASSETS - 100%		$ 4,958,623
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 3/1/42	$ (12,400)	$ (13,214)
5% 3/1/42	(7,000)	(7,560)
5% 3/1/42	(15,000)	(16,200)
5% 3/1/42	(6,000)	(6,480)
5% 3/1/42	(6,000)	(6,480)
6% 3/1/42	(12,000)	(13,204)
TOTAL FANNIE MAE		(63,138)
Freddie Mac
4.5% 3/1/42	(2,000)	(2,125)
Ginnie Mae
5% 3/1/42	(5,900)	(6,517)
TOTAL TBA SALE COMMITMENTS (Proceeds $71,725)		$ (71,780)
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(493,000))	Dec. 2018	$ 6,500	281
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid $(825,000))	Dec. 2018	6,500	548
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(177,000))

	March 2018	$ 5,500	$ 412
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(347,000))	March 2019	4,085	189
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,116,000)(h)	Sept. 2037	4,956	(4,680)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $5,250,000)(h)	Sept. 2037	13,467	(12,718)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,302,000)(h)	Sept. 2037	3,017	(2,849)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $4,231,000)(h)	Sept. 2037	10,074	(9,513)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,754,000)(h)	Sept. 2037	5,495	(5,189)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,716,000)(h)

	Sept. 2037	$ 8,996	$ (8,496)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(g)	August 2034	529	(409)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca)(g)	Oct. 2034	516	(214)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca)(g)	April 2032	186	(155)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(g)

	Oct. 2034	$ 682	$ (574)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	513	(449)
		$ 71,020	$ (43,819)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,738,000 or 4.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $47,742,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 66
Fidelity Mortgage Backed Securities Central Fund	11,555
Fidelity Specialized High Income Central Fund	4,193
Total	$ 15,814
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 743,850	$ 11,555	$ -	$ 757,988	5.8%
Fidelity Specialized High Income Central Fund	123,706	4,193	-	134,564	30.1%
Total	$ 867,556	$ 15,748	$ -	$ 892,552
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,056,187	$ -	$ 1,056,187	$ -
U.S. Government and Government Agency Obligations	1,268,206	-	1,268,206	-
U.S. Government Agency - Mortgage Securities	1,274,901	-	1,274,901	-
Asset-Backed Securities	20,227	-	9,091	11,136
Collateralized Mortgage Obligations	16,576	-	14,919	1,657
Commercial Mortgage Securities	268,705	-	250,097	18,608
Municipal Securities	16,853	-	16,853	-
Foreign Government and Government Agency Obligations	4,819	-	4,819	-
Fixed-Income Funds	892,552	892,552	-	-
Preferred Securities	5,901	-	5,901	-
Money Market Funds	458,585	458,585	-	-
Total Investments in Securities:	$ 5,283,512	$ 1,351,137	$ 3,900,974	$ 31,401
Derivative Instruments:
Assets
Swap Agreements	$ 1,430	$ -	$ 1,430	$ -
Liabilities
Swap Agreements	$ (45,249)	$ -	$ (43,446)	$ (1,803)
Total Derivative Instruments:	$ (43,819)	$ -	$ (42,016)	$ (1,803)
Other Financial Instruments:
TBA Sale Commitments	$ (71,780)	$ -	$ (71,780)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 48,306
Total Realized Gain (Loss)	(3,741)
Total Unrealized Gain (Loss)	392
Cost of Purchases	8
Proceeds of Sales	(9,975)
Amortization/Accretion	(436)
Transfers in to Level 3	10,938
Transfers out of Level 3	(14,091)
Ending Balance	$ 31,401
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (2,632)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,315)
Total Unrealized Gain (Loss)	(488)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (1,803)
Realized gain (loss) on Swap Agreements for the period	$ 36
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (488)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,430	$ (45,249)
Total Value of Derivatives	$ 1,430	$ (45,249)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,747,292)	$ 3,932,375
Fidelity Central Funds (cost $1,289,457)	1,351,137
Total Investments (cost $5,036,749)		$ 5,283,512
Receivable for investments sold, regular delivery		13,128
Receivable for TBA sale commitments		71,725
Receivable for swap agreements		13
Receivable for fund shares sold		5,953
Interest receivable		26,122
Distributions receivable from Fidelity Central Funds		39
Swap agreements, at value		1,430
Other receivables		120
Total assets		5,402,042

Liabilities
Payable for investments purchased, delayed delivery	$ 308,644
TBA sale commitments, at value	71,780
Payable for swap agreements	1,768
Payable for fund shares redeemed	12,641
Distributions payable	1,277
Swap agreements, at value	45,249
Accrued management fee	1,301
Distribution and service plan fees payable	69
Other affiliated payables	570
Other payables and accrued expenses	120
Total liabilities		443,419

Net Assets		$ 4,958,623
Net Assets consist of:
Paid in capital		$ 5,079,697
Undistributed net investment income		5,312
Accumulated undistributed net realized gain (loss) on investments		(330,351)
Net unrealized appreciation (depreciation) on investments		203,965
Net Assets		$ 4,958,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,149 ÷ 13,777 shares)	$ 7.78

Maximum offering price per share (100/96.00 of $7.78)	$ 8.10
Class T: Net Asset Value and redemption price per share ($39,282 ÷ 5,048 shares)	$ 7.78

Maximum offering price per share (100/96.00 of $7.78)	$ 8.10
Class B: Net Asset Value and offering price per share ($7,494 ÷ 962 shares)A	$ 7.79

Class C: Net Asset Value and offering price per share ($40,128 ÷ 5,153 shares)A	$ 7.79

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($4,680,794 ÷ 601,455 shares)	$ 7.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,776 ÷ 10,754 shares)	$ 7.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 243
Interest		77,588
Income from Fidelity Central Funds		15,814
Total income		93,645

Expenses
Management fee	$ 7,808
Transfer agent fees	2,569
Distribution and service plan fees	394
Fund wide operations fee	812
Independent trustees' compensation	9
Miscellaneous	8
Total expenses before reductions	11,600
Expense reductions	(1)	11,599
Net investment income (loss)		82,046
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	105,507
Swap agreements	(3,356)
Total net realized gain (loss)		102,151
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,399)
Swap agreements	1,689
Delayed delivery commitments	(1,254)
Total change in net unrealized appreciation (depreciation)		(28,964)
Net gain (loss)		73,187
Net increase (decrease) in net assets resulting from operations		$ 155,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,046	$ 200,231
Net realized gain (loss)	102,151	237,836
Change in net unrealized appreciation (depreciation)	(28,964)	(142,765)
Net increase (decrease) in net assets resulting from operations	155,233	295,302
Distributions to shareholders from net investment income	(81,559)	(191,850)
Share transactions - net increase (decrease)	(53,820)	(2,812,930)
Total increase (decrease) in net assets	19,854	(2,709,478)

Net Assets
Beginning of period	4,938,769	7,648,247
End of period (including undistributed net investment income of $5,312 and undistributed net investment income of $4,825, respectively)	$ 4,958,623	$ 4,938,769

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) E	.116	.220	.254	.303	.331	.353
Net realized and unrealized gain (loss)	.120	.183	.566	.007	(.303)	(.161)
Total from investment operations	.236	.403	.820	.310	.028	.192
Distributions from net investment income	(.116)	(.213)	(.240)	(.310)	(.311)	(.352)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.116)	(.213)	(.240)	(.310)	(.318)	(.362)
Net asset value, end of period	$ 7.78	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Total Return B, C, D	3.10%	5.49%	12.10%	4.89%	.36%	2.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.77%	.79%	.80%	.75%
Expenses net of fee waivers, if any	.78% A	.78%	.77%	.79%	.80%	.75%
Expenses net of all reductions	.78% A	.78%	.77%	.79%	.80%	.74%
Net investment income (loss)	3.04% A	2.94%	3.55%	4.67%	4.67%	4.83%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 101	$ 173	$ 145	$ 79	$ 79
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35
Income from Investment Operations
Net investment income (loss) E	.115	.218	.252	.302	.332	.350
Net realized and unrealized gain (loss)	.119	.182	.555	.016	(.303)	(.163)
Total from investment operations	.234	.400	.807	.318	.029	.187
Distributions from net investment income	(.114)	(.210)	(.237)	(.308)	(.312)	(.347)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.114)	(.210)	(.237)	(.308)	(.319)	(.357)
Net asset value, end of period	$ 7.78	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Total Return B, C, D	3.08%	5.46%	11.90%	5.02%	.36%	2.54%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.81%	.80%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.81% A	.81%	.80%	.82%	.80%	.80%
Expenses net of all reductions	.81% A	.81%	.80%	.82%	.79%	.79%
Net investment income (loss)	3.01% A	2.91%	3.51%	4.65%	4.67%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 38	$ 53	$ 46	$ 53	$ 68
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) E	.088	.165	.201	.257	.281	.299
Net realized and unrealized gain (loss)	.120	.182	.566	.016	(.313)	(.164)
Total from investment operations	.208	.347	.767	.273	(.032)	.135
Distributions from net investment income	(.088)	(.157)	(.187)	(.263)	(.261)	(.295)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.088)	(.157)	(.187)	(.263)	(.268)	(.305)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Total Return B, C, D	2.72%	4.71%	11.26%	4.29%	(.49)%	1.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.51%	1.50%	1.50%
Net investment income (loss)	2.31% A	2.21%	2.81%	3.95%	3.96%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 12	$ 11	$ 9	$ 10
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) E	.087	.164	.200	.255	.278	.294
Net realized and unrealized gain (loss)	.120	.182	.566	.005	(.304)	(.163)
Total from investment operations	.207	.346	.766	.260	(.026)	.131
Distributions from net investment income	(.087)	(.156)	(.186)	(.260)	(.257)	(.291)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.087)	(.156)	(.186)	(.260)	(.264)	(.301)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return B, C, D	2.71%	4.70%	11.24%	4.09%	(.40)%	1.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.53%	1.52%	1.55%	1.55%	1.55%
Net investment income (loss)	2.28% A	2.19%	2.79%	3.91%	3.91%	4.02%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 31	$ 35	$ 27	$ 14	$ 17
Portfolio turnover rate G	238% A	275% J	174% K	119% I, K	231%	181% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35
Income from Investment Operations
Net investment income (loss) D	.129	.245	.277	.326	.356	.376
Net realized and unrealized gain (loss)	.109	.192	.556	.015	(.313)	(.153)
Total from investment operations	.238	.437	.833	.341	.043	.223
Distributions from net investment income	(.128)	(.237)	(.263)	(.331)	(.336)	(.373)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.128)	(.237)	(.263)	(.331)	(.343)	(.383)
Net asset value, end of period	$ 7.78	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Total Return B, C	3.13%	5.97%	12.29%	5.39%	.57%	3.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.46%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.46%	.44%	.44%
Net investment income (loss)	3.37% A	3.27%	3.86%	5.00%	5.02%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,681	$ 4,670	$ 7,345	$ 5,951	$ 9,814	$ 11,739
Portfolio turnover rate F	238% A	275% I	174% J	119% H, J	231%	181% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36
Income from Investment Operations
Net investment income (loss) D	.127	.240	.274	.322	.353	.374
Net realized and unrealized gain (loss)	.119	.184	.565	.005	(.303)	(.163)
Total from investment operations	.246	.424	.839	.327	.050	.211
Distributions from net investment income	(.126)	(.234)	(.259)	(.327)	(.333)	(.371)
Distributions from net realized gain	-	-	-	-	(.007)	(.010)
Total distributions	(.126)	(.234)	(.259)	(.327)	(.340)	(.381)
Net asset value, end of period	$ 7.79	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Total Return B, C	3.23%	5.79%	12.38%	5.16%	.66%	2.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.48%	.50%	.53%	.50%	.48%
Expenses net of fee waivers, if any	.51% A	.48%	.50%	.53%	.50%	.48%
Expenses net of all reductions	.51% A	.48%	.50%	.53%	.49%	.47%
Net investment income (loss)	3.31% A	3.24%	3.82%	4.94%	4.97%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 84	$ 91	$ 30	$ 27	$ 34	$ 41
Portfolio turnover rate F	238% A	275% I	174% J	119% H, J	231%	181% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Delayed Delivery & When Issued Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemption in-kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 284,331
Gross unrealized depreciation	(31,486)
Net unrealized appreciation (depreciation) on securities and other investments	$ 252,845

Tax cost	$ 5,030,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (133,458)
2018	(184,236)
Total capital loss carryforward	$ (317,694)

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (3,356)	$ 1,689

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $48,435 representing 1.0% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $379,404 and $577,580, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 132	$ 7
Class T	-%	.25%	49	1
Class B	.65%	.25%	36	26
Class C	.75%	.25%	177	30
			$ 394	$ 64

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23
Class T	6
Class B*	12
Class C*	1
$ 42

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94.18
Class T	40.21
Class B	10.25
Class C	31.18
Investment Grade Bond	2,327.10
Institutional Class	67.15
	$ 2,569

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $42.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 1,584	$ 4,429
Class T	578	1,275
Class B	91	205
Class C	397	628
Investment Grade Bond	77,465	184,242
Institutional Class	1,444	1,071
Total	$ 81,559	$ 191,850

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	3,580	7,437	$ 27,557	$ 55,663
Reinvestment of distributions	166	350	1,279	2,623
Shares redeemed	(3,152)	(17,751)	(24,262)	(133,401)
Net increase (decrease)	594	(9,964)	$ 4,574	$ (75,115)
Class T
Shares sold	929	1,842	$ 7,148	$ 13,751
Reinvestment of distributions	67	154	520	1,153
Shares redeemed	(946)	(4,071)	(7,293)	(30,448)
Net increase (decrease)	50	(2,075)	$ 375	$ (15,544)
Class B
Shares sold	97	234	$ 750	$ 1,754
Reinvestment of distributions	8	19	63	146
Shares redeemed	(215)	(772)	(1,654)	(5,767)
Net increase (decrease)	(110)	(519)	$ (841)	$ (3,867)
Class C
Shares sold	1,584	1,331	$ 12,227	$ 10,087
Reinvestment of distributions	43	68	330	507
Shares redeemed	(504)	(2,050)	(3,886)	(15,297)
Net increase (decrease)	1,123	(651)	$ 8,671	$ (4,703)
Investment Grade Bond
Shares sold	84,238	310,968	$ 649,346	$ 2,323,412
Reinvestment of distributions	9,281	22,688	71,638	169,928
Shares redeemed	(101,170)	(707,179) A	(779,325)	(5,266,058) A
Net increase (decrease)	(7,651)	(373,523)	$ (58,341)	$ (2,772,718)
Institutional Class
Shares sold	2,411	9,656	$ 18,594	$ 73,244
Reinvestment of distributions	63	101	487	757
Shares redeemed	(3,549)	(2,000)	(27,339)	(14,984)
Net increase (decrease)	(1,075)	7,757	$ (8,258)	$ 59,017

A Amount includes in-kind redemptions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IGB-USAN-0412
1.784858.108

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,004.00	$ 1.99
Hypothetical A		$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,004.60	$ 1.50
Hypothetical A		$ 1,000.00	$ 1,023.37	$ 1.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/29/12	% of fund's investments 8/31/11
0 - 30	24.5	31.4
31 - 90	22.5	16.8
91 - 180	13.0	9.5
181 - 397	12.0	19.8
> 397	28.0	22.5

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rate resets.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	0.2	0.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 52.8%		Corporate Bonds 47.4%
	Municipal Securities 11.4%		Municipal Securities 6.1%
	Certificates of Deposit 10.8%		Certificates of Deposit 10.7%
	Commercial Paper 19.7%		Commercial Paper 27.9%
	Cash and Cash Equivalents 5.5%		Cash and Cash Equivalents 6.3%
	Net Other Assets† (0.2)%		Net Other Assets 1.6%
* Foreign investments	44.0%	** Foreign investments	35.4%

† Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 52.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 5.0%
Daimler Finance North America LLC:
1.7418% 9/13/13 (b)(c)	$ 21,165,000	$ 21,148,343
1.9105% 7/11/13 (b)(c)	4,600,000	4,620,659
Volkswagen International Finance NV:
1.031% 10/1/12 (b)(c)	21,810,000	21,819,749
1.191% 4/1/14 (b)(c)	1,805,000	1,786,782
		49,375,533
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.2426% 8/23/13 (c)	416,000	415,951
TOTAL CONSUMER DISCRETIONARY		49,791,484
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Miller Brewing Co. 5.5% 8/15/13 (b)	1,663,000	1,762,587
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Schlumberger Investment SA 1.09% 9/12/14 (b)(c)	5,000,000	5,006,030
FINANCIALS - 41.7%
Capital Markets - 4.7%
BlackRock, Inc. 0.7916% 5/24/13 (c)	5,000,000	5,016,935
Credit Suisse USA, Inc. 0.8295% 4/12/13 (c)	3,676,000	3,649,577
HSBC Bank PLC:
0.9326% 5/15/13 (b)(c)	11,900,000	11,841,976
1.367% 1/17/14 (b)(c)	6,450,000	6,434,062
JPMorgan Chase & Co.:
1.1406% 2/26/13 (c)	3,431,000	3,451,850
1.3293% 9/30/13 (c)	2,000,000	2,013,460
1.3611% 1/24/14 (c)	4,000,000	4,016,768
The Bank of New York Mellon Corp. 0.8231% 7/28/14 (c)	5,000,000	5,000,630
UBS AG Stamford Branch:
2.25% 8/12/13	1,355,000	1,359,171
2.75% 1/8/13	3,300,000	3,324,618
		46,109,047
Commercial Banks - 20.8%
American Express Bank FSB 0.4035% 6/12/12 (c)	11,081,000	11,079,803
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
American Express Centurion Bank 0.4035% 6/12/12 (c)	$ 4,878,000	$ 4,877,473
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (b)	19,225,000	19,479,443
Barclays Bank PLC 2.5% 1/23/13	12,445,000	12,552,276
BNP Paribas:
1.54% 6/11/12 (c)	3,000,000	3,001,620
2.125% 12/21/12	5,000,000	5,013,780
Commonwealth Bank of Australia:
1.1092% 3/19/13 (b)(c)	11,740,000	11,756,964
1.227% 8/7/13 (b)(c)	5,000,000	5,000,365
1.2892% 3/17/14 (b)(c)	6,116,000	6,064,747
Credit Suisse New York Branch:
1.527% 1/14/14 (c)	6,000,000	5,948,502
5% 5/15/13	5,000,000	5,197,125
Fifth Third Bank 0.6051% 5/17/13 (c)	17,375,000	17,193,796
ING Bank NV:
1.5963% 3/15/13 (b)(c)	10,000,000	9,964,970
2.65% 1/14/13 (b)	1,000,000	1,001,700
National Australia Bank Ltd.:
1.0625% 1/8/13 (b)(c)	7,100,000	7,112,148
2.5% 1/8/13 (b)	855,000	866,187
Nordea Bank AB:
1.467% 1/14/14 (b)(c)	5,000,000	4,969,071
2.5% 11/13/12 (b)	12,855,000	12,953,508
Rabobank Nederland NV 2.65% 8/17/12 (b)	14,500,000	14,626,397
Royal Bank of Canada 0.867% 4/17/14 (c)	4,850,000	4,862,726
Santander U.S. Debt SA Unipersonal 1.3793% 3/30/12 (b)(c)	13,100,000	13,094,000
Svenska Handelsbanken AB 2.875% 9/14/12 (b)	18,488,000	18,692,736
Westpac Banking Corp.:
0.9635% 6/14/13 (b)(c)	5,000,000	4,997,170
1.27% 12/9/13 (c)	1,730,000	1,731,990
2.25% 11/19/12	3,550,000	3,594,375
		205,632,872
Consumer Finance - 7.7%
American Honda Finance Corp. 0.7106% 8/28/12 (b)(c)	4,335,000	4,339,166
Caterpillar Financial Services Corp. 0.87% 2/9/15 (c)	10,000,000	10,041,120
General Electric Capital Corp.:
0.6769% 11/1/12 (c)	500,000	500,256
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
1.4325% 1/7/14 (c)	$ 11,913,000	$ 11,938,690
3.5% 8/13/12	8,698,000	8,817,858
Household Finance Corp. 7% 5/15/12	5,090,000	5,151,477
HSBC Finance Corp.:
0.8963% 9/14/12 (c)	5,340,000	5,322,175
0.9123% 7/19/12 (c)	10,000,000	9,980,577
John Deere Capital Corp. 0.981% 10/4/13 (c)	10,000,000	10,074,710
Toyota Motor Credit Corp. 0.9521% 1/17/14 (c)	10,000,000	10,028,690
		76,194,719
Diversified Financial Services - 5.0%
BP Capital Markets PLC:
1.14% 3/11/14 (c)	1,160,000	1,165,991
1.1533% 12/6/13 (c)	2,487,000	2,498,890
Citigroup, Inc.:
2.51% 8/13/13 (c)	7,000,000	7,000,637
5.5% 8/27/12	13,800,000	14,049,200
5.5% 4/11/13	13,965,000	14,489,037
Deutsche Bank AG London Branch 2.375% 1/11/13	8,425,000	8,492,307
MassMutual Global Funding II 1.0738% 9/27/13 (b)(c)	1,180,000	1,179,639
		48,875,701
Insurance - 2.0%
Metropolitan Life Global Funding I:
1.3315% 1/10/14 (b)(c)	2,600,000	2,596,201
1.6842% 9/17/12 (b)(c)	2,400,000	2,409,730
2.5% 1/11/13 (b)	15,000,000	15,176,085
		20,182,016
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp. 5.8% 6/7/12	15,000,000	15,120,345
TOTAL FINANCIALS		412,114,700
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Co. BV 1.4233% 11/8/13 (c)	7,600,000	7,677,756
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.6%
Office Electronics - 0.6%
Xerox Corp. 1.3176% 5/16/14 (c)	$ 5,846,000	$ 5,763,034
MATERIALS - 2.0%
Metals & Mining - 2.0%
BHP Billiton Financial (USA) Ltd. 0.7616% 2/18/14 (c)	20,000,000	19,988,940
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
BellSouth Corp. 4.463% 4/26/21 (b)(c)	4,000,000	4,021,520
British Telecommunications PLC 5.15% 1/15/13	5,000,000	5,190,665
SBC Communications, Inc. 5.875% 8/15/12	10,000,000	10,241,070
		19,453,255
UTILITIES - 0.1%
Multi-Utilities - 0.1%
DTE Energy Co. 1.2272% 6/3/13 (c)	757,000	759,422
TOTAL NONCONVERTIBLE BONDS (Cost $521,828,238)		522,317,208
Municipal Securities - 11.4%

Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2008, 0.8%, tender 6/21/12 (c)	2,000,000	2,001,760
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 5/1/12 (c)(d)	1,200,000	1,199,940
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (c)(d)	1,000,000	1,000,180
East Baton Rouge Parish, Inc. (Georgia Pacific Corp. Proj.) Series 2004, 1.1% 3/7/12, LOC BNP Paribas New York Branch, VRDN (c)(d)	4,570,000	4,570,000
Jefferson County Poll. Cont. (Louisville Gas & Elec. Co. Proj.) Series A2, 0.4% tender 3/22/12, CP mode (d)	2,400,000	2,400,024
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (c)(d)	800,000	800,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.86% 3/7/12, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Municipal Securities - continued
	Principal Amount	Value
New York Hsg. Fin. Agcy. Rev. (Related-42nd & 10th Street Proj.) Series 2007 A, 1% 3/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(d)	$ 27,000,000	$ 27,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2007 E, 1.3% 3/7/12 (Liquidity Facility KBC Bank NV), VRDN (c)(d)	29,200,000	29,200,000
Series 2007 B, 1.25% 3/7/12 (Liquidity Facility KBC Bank NV), VRDN (c)(d)	1,725,000	1,725,000
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 1% 3/7/12, LOC Bank of Nova Scotia New York Branch, LOC BNP Paribas New York Branch, VRDN (c)(d)	7,420,000	7,420,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (c)(d)	500,000	500,000
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.3% 3/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	33,160,000	33,159,995
TOTAL MUNICIPAL SECURITIES (Cost $112,400,000)		112,401,899
Certificates of Deposit - 10.8%

Bank of Nova Scotia yankee:
0.781% 10/1/12 (c)	4,000,000	4,002,884
0.8226% 2/15/13 (c)	6,400,000	6,414,054
0.9849% 10/18/13 (c)	5,000,000	5,017,250
1.0133% 2/10/14 (c)	12,000,000	12,000,708
BNP Paribas SA yankee 1.2612% 7/23/12 (c)	6,000,000	6,005,826
Canadian Imperial Bank of Commerce New York Branch yankee:
0.7272% 9/4/12 (c)	2,400,000	2,401,073
0.7306% 11/5/12 (c)	5,000,000	5,006,485
0.781% 10/1/12 (c)	3,000,000	2,999,604
DnB NOR Bank ASA yankee 0.617% 4/17/12 (c)	10,000,000	9,999,330
National Australia Bank yankee 1.7469% 1/30/14 (c)	10,000,000	10,000,800
Nordea Bank Finland PLC yankee:
0.9878% 3/8/13 (c)	2,000,000	1,992,968
1.007% 2/7/13 (c)	6,565,000	6,547,393
1.0225% 4/5/13 (c)	5,400,000	5,377,082
Svenska Handelsbanken AB yankee:
1.0092% 3/18/13 (c)	12,400,000	12,392,820
Certificates of Deposit - continued
	Principal Amount	Value
Svenska Handelsbanken AB yankee: - continued
1.0149% 1/18/13 (c)	$ 6,600,000	$ 6,595,604
Westpac Banking Corp. yankee:
0.7116% 8/24/12 (c)	175,000	174,807
1.3315% 7/10/13 (c)	10,000,000	10,000,700
TOTAL CERTIFICATES OF DEPOSIT (Cost $106,921,626)		106,929,388
Commercial Paper - 19.7%

ASB Finance Ltd. (London) yankee:
0.6% 4/27/12	2,500,000	2,498,699
0.61% 4/27/12	3,000,000	2,998,439
0.62% 4/27/12	5,000,000	4,997,398
Barclays Bank PLC yankee:
1.3% 7/24/12 (b)	5,000,000	5,000,600
1.3% 7/24/12 (b)	5,000,000	5,000,600
1.3% 7/24/12 (b)	10,000,000	10,001,200
BP Capital Markets PLC yankee:
0.78% 6/5/12	5,000,000	4,997,481
0.84% 1/14/13	12,500,000	12,465,555
Caisse d'Amort de la Dette Sociale yankee 0.5371% 5/25/12 (b)(c)	10,000,000	9,989,240
Citigroup Funding, Inc. 0.67% 5/14/12	5,000,000	4,995,834
ING U.S. Funding LLC yankee 0.5% 5/14/12	6,000,000	5,994,625
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.63% 5/1/12	5,000,000	4,444,575
Nationwide Building Society yankee:
0.5% 3/9/12	5,000,000	4,999,778
0.62% 4/25/12	11,000,000	10,994,062
Nordea North America, Inc. yankee 0.6% 4/20/12	5,000,000	4,998,499
PB Finance (Delaware), Inc.:
0.92% 3/22/12	4,000,000	3,999,477
0.96% 4/25/12	10,000,000	9,994,602
Rabobank USA Financial Corp. yankee 0.4% 5/18/12	5,000,000	4,996,368
Skandinaviska Enskilda Banken AB yankee 0.54% 5/8/12	9,000,000	8,993,066
Svenska Handelsbanken, Inc. 0.6% 5/2/12	2,000,000	1,999,167
Vodafone Group PLC yankee:
1% 6/11/12	2,500,000	2,495,430
1% 7/9/12	3,000,000	2,992,151
1% 8/23/12	2,000,000	1,991,963
1.1% 8/23/12	2,500,000	2,489,953
Commercial Paper - continued
	Principal Amount	Value
Vodafone Group PLC yankee: - continued
1.15% 7/9/12	$ 28,000,000	$ 27,926,741
Weatherford International Ltd. yankee 0.82% 5/14/12	13,600,000	13,584,983
Xerox Corp.:
0.55% 3/9/12	1,954,000	1,953,791
0.6% 3/23/12	1,900,000	1,899,431
0.6% 3/28/12	3,000,000	2,998,854
0.64% 3/16/12	5,000,000	4,998,996
0.67% 3/30/12	7,000,000	6,997,083
TOTAL COMMERCIAL PAPER (Cost $195,059,322)		194,688,641
Money Market Funds - 0.0%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $188,074)	188,074	188,074
Cash Equivalents - 5.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) #	$ 8,393,038	8,393,000
With:
Credit Suisse Securities (USA) LLC at 1%, dated 11/22/11 due 5/16/12 (Collateralized by Corporate Obligations valued at $10,829,889, 0.42%- 6.02%, 11/25/36 - 8/25/40)	10,048,889	10,005,900
Morgan Stanley & Co., Inc. at 0.86%, dated:
3/24/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,242,258, 0%- 6.067%, 4/15/17 - 10/18/52) (c)(e)	3,026,087	3,000,000
4/11/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,242,258, 0.364%- 6.0905%, 10/25/35 - 5/3/50) (c)(e)	3,024,797	3,000,000
5/6/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,242,258, 0.364%- 6.898%, 11/1/16 - 12/26/49) (c)(e)	3,023,005	3,000,000
6/13/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,251,187, 0.384%- 10.5272%, 11/1/16 - 9/5/52) (c)(e)	3,020,282	3,000,000
7/12/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,581,662, 0%- 5.9352%, 6/25/37 - 6/15/49) (c)(e)	3,018,203	3,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at 0.86%, dated:
8/30/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,243,748, 0.494%- 10.5%, 11/1/15 - 8/12/49) (c)(e)	$ 3,014,692	$ 3,000,000
12/21/11 due 3/22/12 (Collateralized by Mortgage Loan Obligations valued at $3,387,371, 0.704%- 8.61%, 9/15/21 - 3/20/50) (c)(e)	3,006,593	3,000,000
RBS Securities, Inc. at 1%, dated:
4/19/11 due 4/17/12 (Collateralized by U.S. Government Obligations valued at $7,212,628, 0%, 5/20/40) (c)(e)	7,070,778	6,999,916
6/1/11 due 4/17/12 (Collateralized by U.S. Government Obligations valued at $5,201,245, 0%, 5/24/12 - 8/16/40) (c)(e)	5,044,583	4,999,940
6/23/11 due 4/17/12 (Collateralized by U.S. Government Obligations valued at $3,090,035, 0%- 2.56%, 5/15/37 - 8/16/40) (c)(e)	3,024,917	2,999,964
TOTAL CASH EQUIVALENTS (Cost $54,393,000)		54,398,720
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $990,790,260)		990,923,930
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,941,353)
NET ASSETS - 100%		$ 988,982,577
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,713,575 or 26.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value
$8,393,000 due 3/01/12 at 0.16%
Barclays Capital, Inc.	$ 2,346,931
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,633,839
RBS Securities, Inc.	4,412,230
$ 8,393,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,788
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 522,317,208	$ -	$ 522,317,208	$ -
Municipal Securities	112,401,899	-	112,401,899	-
Certificates of Deposit	106,929,388	-	106,929,388	-
Commercial Paper	194,688,641	-	194,688,641	-
Money Market Funds	188,074	188,074	-	-
Cash Equivalents	54,398,720	-	54,398,720	-
Total Investments in Securities:	$ 990,923,930	$ 188,074	$ 990,735,856	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	56.0%
United Kingdom	14.5%
Sweden	6.6%
Australia	6.2%
Netherlands	5.0%
Japan	2.0%
France	1.8%
Canada	1.6%
Finland	1.4%
Bermuda	1.4%
Spain	1.3%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $54,398,720) - See accompanying schedule: Unaffiliated issuers (cost $990,602,186)	$ 990,735,856
Fidelity Central Funds (cost $188,074)	188,074
Total Investments (cost $990,790,260)		$ 990,923,930
Cash		260
Receivable for investments sold		4,506,282
Receivable for fund shares sold		8,645,132
Interest receivable		2,403,484
Distributions receivable from Fidelity Central Funds		900
Receivable from investment adviser for expense reductions		27,213
Total assets		1,006,507,201

Liabilities
Payable for investments purchased	$ 14,857,080
Payable for fund shares redeemed	2,282,027
Distributions payable	93,597
Accrued management fee	234,193
Other affiliated payables	57,727
Total liabilities		17,524,624

Net Assets		$ 988,982,577
Net Assets consist of:
Paid in capital		$ 988,679,290
Undistributed net investment income		806
Accumulated undistributed net realized gain (loss) on investments		168,811
Net unrealized appreciation (depreciation) on investments		133,670
Net Assets		$ 988,982,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2012 (Unaudited)

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($472,507,787 ÷ 47,267,965 shares)	$ 10.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($516,474,790 ÷ 51,665,994 shares)	$ 10.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 3,592,518
Income from Fidelity Central Funds		1,788
Total income		3,594,306

Expenses
Management fee	$ 1,052,439
Transfer agent fees	269,621
Independent trustees' compensation	1,131
Miscellaneous	783
Total expenses before reductions	1,323,974
Expense reductions	(87,608)	1,236,366
Net investment income (loss)		2,357,940
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		123,328
Change in net unrealized appreciation (depreciation) on investment securities		881,758
Net gain (loss)		1,005,086
Net increase (decrease) in net assets resulting from operations		$ 3,363,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	For the period March 3, 2011 (commencement of operations) to August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,357,940	$ 523,734
Net realized gain (loss)	123,328	48,923
Change in net unrealized appreciation (depreciation)	881,758	(748,088)
Net increase (decrease) in net assets resulting from operations	3,363,026	(175,431)
Distributions to shareholders from net investment income	(2,357,394)	(523,474)
Share transactions - net increase (decrease)	463,550,099	525,125,751
Total increase (decrease) in net assets	464,555,731	524,426,846

Net Assets
Beginning of period	524,426,846	-
End of period (including undistributed net investment income of $806 and undistributed net investment income of $260, respectively)	$ 988,982,577	$ 524,426,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Conservative Income Bond

	Six months ended February 29, 2012	Period ended August 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss)	.031	.017
Net realized and unrealized gain (loss) D	.009	(.011)
Total from investment operations	.040	.006
Distributions from net investment income	(.030)	(.016)
Net asset value, end of period	$ 10.00	$ 9.99
Total Return B, C	.40%	.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.40% A
Net investment income (loss)	.63% A	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 472,508	$ 313,082
Portfolio turnover rate F	23% A	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Period ended August 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss)	.036	.022
Net realized and unrealized gain (loss) D	.009	(.011)
Total from investment operations	.045	.011
Distributions from net investment income	(.035)	(.021)
Net asset value, end of period	$ 10.00	$ 9.99
Total Return B, C	.46%	.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.30% A	.30% A
Expenses net of all reductions	.30% A	.30% A
Net investment income (loss)	.73% A	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 516,475	$ 211,344
Portfolio turnover rate F	23% A	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 846,506
Gross unrealized depreciation	(712,836)
Net unrealized appreciation (depreciation) on securities and other investments	$ 133,670

Tax cost	$ 990,790,260

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $286,999,429 and $37,172,687, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except compensation of independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Conservative Income Bond	187,697.10
Institutional Class	81,924.05
	$ 269,621

* Annualized

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $783 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $87,608.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Period ended August 31, 2011 A
From net investment income
Conservative Income Bond	$ 1,159,574	$ 339,315
Institutional Class	1,197,820	184,159
Total	$ 2,357,394	$ 523,474

A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Period ended August 31, 2011 A	Six months ended February 29, 2012	Period ended August 31, 2011 A
Conservative Income Bond
Shares sold	33,207,700	39,914,342	$ 331,492,496	$ 399,253,152
Reinvestment of distributions	103,562	30,433	1,033,916	304,347
Shares redeemed	(17,389,428)	(8,598,644)	(173,567,139)	(85,994,027)
Net increase (decrease)	15,921,834	31,346,131	$ 158,959,273	$ 313,563,472
Institutional Class
Shares sold	38,500,958	23,713,235	$ 384,353,895	$ 237,093,950
Reinvestment of distributions	96,542	17,886	963,912	178,863
Shares redeemed	(8,091,395)	(2,571,232)	(80,726,981)	(25,710,534)
Net increase (decrease)	30,506,105	21,159,889	$ 304,590,826	$ 211,562,279

A For the period March 3, 2011 (commencement of operations) to August 31, 2011.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FCV-USAN-0412
1.924091.100

Fidelity®

Corporate Bond

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,056.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class T	.78%
Actual		$ 1,000.00	$ 1,057.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class C	1.52%
Actual		$ 1,000.00	$ 1,053.70	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,058.30	$ 2.35
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,058.10	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 6.4%	U.S. Government and U.S. Government Agency Obligations 13.6%
AAA 0.5%	AAA 1.2%
AA 8.1%	AA 10.4%
A 33.0%	A 20.3%
BBB 38.9%	BBB 32.6%
BB and Below 6.4%	BB and Below 5.6%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 16.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	9.6	9.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	6.7	6.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 84.3%		Corporate Bonds 68.6%
	U.S. Government and U.S. Government Agency Obligations 6.4%		U.S. Government and U.S. Government Agency Obligations 13.6%
	Municipal Bonds 2.2%		Municipal Bonds 1.0%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 16.3%
* Foreign investments	10.3%	** Foreign investments	10.6%

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 327,377
Automobiles - 0.9%
Daimler Finance North America LLC:
1.95% 3/28/14 (b)	450,000	453,641
2.3% 1/9/15 (b)	1,250,000	1,271,496
Volkswagen International Finance NV 1.875% 4/1/14 (b)	1,130,000	1,142,288
		2,867,425
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,468,598
Discovery Communications LLC 6.35% 6/1/40	221,000	277,873
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	138,383
5.15% 4/30/20	1,625,000	1,878,372
6.4% 4/30/40	390,000	487,907
News America, Inc.:
6.15% 2/15/41	1,285,000	1,526,401
6.9% 8/15/39	300,000	371,788
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,934,636
6.75% 7/1/18	700,000	860,433
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,957,445
6.2% 3/15/40	300,000	355,741
Viacom, Inc.:
1.25% 2/27/15	390,000	390,591
3.5% 4/1/17	34,000	36,496
		11,684,664
Specialty Retail - 1.4%
Home Depot, Inc.:
5.4% 3/1/16	1,200,000	1,393,592
5.95% 4/1/41	941,000	1,211,222
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	883,938
3.8% 11/15/21	144,000	155,493
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
5.125% 11/15/41	$ 650,000	$ 742,021
Staples, Inc. 7.375% 10/1/12	100,000	103,725
		4,489,991
TOTAL CONSUMER DISCRETIONARY		19,369,457
CONSUMER STAPLES - 8.4%
Beverages - 2.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	76,000	77,203
5.375% 11/15/14	218,000	243,903
FBG Finance Ltd. 5.125% 6/15/15 (b)	282,000	311,063
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,157,880
5.875% 1/15/36	970,000	986,187
6.375% 6/15/14	59,000	65,134
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	2,760,000	2,804,980
2.45% 1/15/17 (b)	2,655,000	2,707,330
3.75% 1/15/22 (b)	300,000	312,793
		8,666,473
Food Products - 1.3%
Kraft Foods, Inc.:
5.375% 2/10/20	2,282,000	2,660,011
6.5% 8/11/17	1,274,000	1,546,384
		4,206,395
Household Products - 2.6%
Kimberly-Clark Corp. 2.4% 3/1/22	7,500,000	7,380,990
Procter & Gamble Co. 0.7% 8/15/14	1,065,000	1,069,074
		8,450,064
Tobacco - 1.8%
Altria Group, Inc.:
4.125% 9/11/15	2,100,000	2,301,913
4.75% 5/5/21	650,000	715,840
9.7% 11/10/18	182,000	247,748
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.375% 11/15/41	$ 2,100,000	$ 2,163,731
Reynolds American, Inc. 6.75% 6/15/17	131,000	156,061
		5,585,293
TOTAL CONSUMER STAPLES		26,908,225
ENERGY - 6.9%
Energy Equipment & Services - 0.9%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	169,537
5.35% 3/15/20 (b)	116,000	128,077
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	732,987
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,225
3.05% 3/1/16	450,000	465,891
Transocean, Inc. 6.5% 11/15/20	930,000	1,084,312
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,097
5.15% 3/15/13	102,000	105,522
		2,894,648
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	455,040
6.375% 9/15/17	1,786,000	2,144,081
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	58,567
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	546,195
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,390
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	139,970
Enterprise Products Operating LP 4.05% 2/15/22	1,065,000	1,129,352
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	174,884
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	155,534
6.5% 3/1/41	785,000	885,606
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	497,142
Nexen, Inc.:
5.2% 3/10/15	41,000	44,508
6.2% 7/30/19	324,000	384,763
6.4% 5/15/37	860,000	984,720
NGPL PipeCo LLC 6.514% 12/15/12 (b)	52,000	50,216
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 39,000	$ 40,679
5.75% 1/20/20	3,652,000	4,017,200
Petroleos Mexicanos:
5.5% 1/21/21	545,000	597,320
6% 3/5/20	116,000	131,950
6.5% 6/2/41 (b)	260,000	293,150
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	514,000	577,937
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	123,420
Schlumberger Investment SA 1.95% 9/14/16 (b)	2,860,000	2,913,325
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	63,988
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	460,156
4.6% 6/15/21	414,000	436,984
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,213
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,358,329
		19,020,619
TOTAL ENERGY		21,915,267
FINANCIALS - 39.1%
Capital Markets - 4.9%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	1,275,000	1,279,746
5.25% 10/15/13	935,000	979,100
5.25% 7/27/21	1,227,000	1,228,644
5.75% 1/24/22	3,500,000	3,652,338
5.95% 1/18/18	178,000	192,392
6.15% 4/1/18	204,000	221,117
Lazard Group LLC:
6.85% 6/15/17	171,000	185,895
7.125% 5/15/15	1,108,000	1,194,259
Morgan Stanley:
1.5331% 4/29/13 (d)	270,000	265,199
4% 7/24/15	1,947,000	1,948,889
5.5% 7/28/21	592,000	586,364
5.625% 9/23/19	219,000	218,912
5.75% 1/25/21	385,000	381,520
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 153,000	$ 162,245
The Bank of New York Mellon Corp. 1.2% 2/20/15	3,080,000	3,082,781
		15,579,401
Commercial Banks - 9.4%
Associated Banc Corp. 5.125% 3/28/16	575,000	610,054
Bank of Nova Scotia 1.85% 1/12/15	2,560,000	2,613,908
Comerica, Inc. 4.8% 5/1/15	487,000	512,166
Credit Suisse New York Branch 6% 2/15/18	122,000	128,510
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (b)(d)	139,000	138,305
Discover Bank 7% 4/15/20	2,895,000	3,280,915
Export-Import Bank of Korea 5.5% 10/17/12	101,000	103,184
Fifth Third Bancorp 8.25% 3/1/38	1,848,000	2,367,016
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	550,000	545,875
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	729,689
HSBC Holdings PLC:
5.1% 4/5/21	133,000	145,520
6.5% 9/15/37	100,000	110,044
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,229,021
JPMorgan Chase Bank 6% 10/1/17	2,100,000	2,356,628
KeyBank NA 5.8% 7/1/14	500,000	541,095
KeyCorp. 5.1% 3/24/21	2,081,000	2,261,450
Marshall & Ilsley Bank:
4.85% 6/16/15	620,000	666,852
5% 1/17/17	718,000	766,708
PNC Funding Corp. 2.7% 9/19/16	1,500,000	1,559,390
Regions Bank 7.5% 5/15/18	1,095,000	1,193,550
Regions Financial Corp. 0.7438% 6/26/12 (d)	61,000	60,950
SunTrust Banks, Inc. 3.6% 4/15/16	39,000	40,430
The Toronto Dominion Bank 1.375% 7/14/14	1,000,000	1,017,150
UnionBanCal Corp. 5.25% 12/16/13	30,000	31,081
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,712,998
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,159,186
5.625% 10/15/16	152,000	170,855
Wells Fargo & Co. 1.25% 2/13/15	3,050,000	3,044,034
		30,096,564
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 5.9%
American Express Credit Corp.:
2.75% 9/15/15	$ 2,009,000	$ 2,090,182
5.125% 8/25/14	720,000	788,800
American Honda Finance Corp. 1.45% 2/27/15 (b)	3,125,000	3,134,272
Discover Financial Services:
6.45% 6/12/17	107,000	117,461
10.25% 7/15/19	105,000	133,885
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,819,377
5.875% 8/2/21	2,700,000	3,012,242
General Electric Capital Corp.:
2.15% 1/9/15	2,500,000	2,564,930
4.625% 1/7/21	1,000,000	1,085,564
4.65% 10/17/21	1,500,000	1,630,704
5.875% 1/14/38	150,000	167,396
HSBC Finance Corp. 5.9% 6/19/12	104,000	105,482
HSBC USA, Inc. 2.375% 2/13/15	246,000	249,478
John Deere Capital Corp. 1.25% 12/2/14	733,000	744,508
		18,644,281
Diversified Financial Services - 7.4%
Bank of America Corp.:
4.5% 4/1/15	3,200,000	3,248,698
5.75% 12/1/17	1,000,000	1,046,978
6.5% 8/1/16	1,240,000	1,340,514
BP Capital Markets PLC:
3.125% 10/1/15	608,000	651,054
3.561% 11/1/21	2,000,000	2,131,252
3.625% 5/8/14	388,000	410,710
4.5% 10/1/20	300,000	338,355
Capital One Capital V 10.25% 8/15/39	441,000	459,743
Capital One Capital VI 8.875% 5/15/40	100,000	103,203
Citigroup, Inc.:
3.953% 6/15/16	653,000	675,078
4.45% 1/10/17	1,250,000	1,319,481
5.375% 8/9/20	750,000	816,368
5.875% 1/30/42	110,000	116,936
6.125% 5/15/18	75,000	83,785
6.5% 8/19/13	2,133,000	2,260,300
6.875% 3/5/38	175,000	204,964
8.5% 5/22/19	100,000	124,042
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Electric Capital Corp. 5.3% 2/11/21	$ 1,460,000	$ 1,608,151
JPMorgan Chase & Co.:
3.45% 3/1/16	1,905,000	1,979,030
4.35% 8/15/21	650,000	681,767
4.5% 1/24/22	1,390,000	1,476,465
4.625% 5/10/21	655,000	695,944
5.4% 1/6/42	1,180,000	1,272,852
MetLife Institutional Funding II 1.481% 4/4/14 (b)(d)	600,000	599,771
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,074
		23,773,515
Insurance - 5.7%
Allstate Corp. 5.2% 1/15/42	1,646,000	1,801,112
American International Group, Inc. 4.875% 9/15/16	1,390,000	1,462,116
Aon Corp.:
3.125% 5/27/16	1,609,000	1,660,707
5% 9/30/20	553,000	619,114
6.25% 9/30/40	253,000	314,529
Assurant, Inc. 5.625% 2/15/14	85,000	90,008
Berkshire Hathaway, Inc. 2.2% 8/15/16	1,065,000	1,092,673
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	65,505
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	1,134,000	1,131,340
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	781,350
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	148,000	157,140
MetLife, Inc. 4.75% 2/8/21	660,000	731,778
Metropolitan Life Global Funding I 2% 1/9/15 (b)	2,800,000	2,829,593
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	102,149
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	159,036
Pacific LifeCorp 6% 2/10/20 (b)	902,000	986,277
Prudential Financial, Inc.:
4.5% 11/16/21	1,025,000	1,098,946
5.15% 1/15/13	144,000	149,316
5.625% 5/12/41	1,170,000	1,254,274
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	52,445
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	220,053
Unum Group:
5.625% 9/15/20	1,315,000	1,396,692
7.125% 9/30/16	106,000	121,265
		18,277,418
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 94,000	$ 95,103
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,293,434
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,810,765
5.375% 10/15/12	622,000	627,991
Equity One, Inc. 6.25% 12/15/14	223,000	240,921
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,844
6% 7/15/12	131,000	133,063
6.2% 1/15/17	1,300,000	1,470,973
Kimco Realty Corp. 6% 11/30/12	1,600,000	1,640,259
Washington (REIT) 5.25% 1/15/14	58,000	60,795
		7,481,148
Real Estate Management & Development - 3.4%
BioMed Realty LP 3.85% 4/15/16	914,000	940,531
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	183,353
Duke Realty LP:
5.4% 8/15/14	126,000	134,484
5.5% 3/1/16	1,300,000	1,379,499
ERP Operating LP:
4.625% 12/15/21	458,000	490,570
4.75% 7/15/20	1,020,000	1,094,036
Liberty Property LP:
4.75% 10/1/20	140,000	144,666
5.125% 3/2/15	141,000	149,520
5.5% 12/15/16	1,816,000	1,989,312
Mack-Cali Realty LP 7.75% 8/15/19	126,000	153,609
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	77,949
Simon Property Group LP:
2.8% 1/30/17	47,000	48,875
4.125% 12/1/21	2,333,000	2,520,139
5.65% 2/1/20	775,000	911,943
Tanger Properties LP:
6.125% 6/1/20	641,000	729,922
6.15% 11/15/15	65,000	72,861
		11,021,269
TOTAL FINANCIALS		124,873,596
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc.:
3.875% 11/15/21	$ 2,300,000	$ 2,389,295
5.15% 11/15/41	750,000	783,334
Gilead Sciences, Inc. 2.4% 12/1/14	1,500,000	1,554,482
		4,727,111
Health Care Providers & Services - 3.0%
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	4,500,000	4,536,095
4.75% 11/15/21 (b)	530,000	569,108
6.125% 11/15/41 (b)	740,000	831,360
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,753,532
UnitedHealth Group, Inc. 4.625% 11/15/41	965,000	1,017,640
WellPoint, Inc. 2.375% 2/15/17	810,000	819,566
		9,527,301
Pharmaceuticals - 0.7%
Johnson & Johnson 4.85% 5/15/41	630,000	741,701
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	1,360,000	1,418,510
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	138,804
		2,299,015
TOTAL HEALTH CARE		16,553,427
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	108,686
Airlines - 0.1%
Continental Airlines, Inc. 6.648% 3/15/19	116,168	121,976
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 63,887	$ 64,526
8.36% 1/20/19	51,608	52,383
		238,885
Machinery - 0.2%
Caterpillar, Inc. 5.2% 5/27/41	565,000	681,794
TOTAL INDUSTRIALS		1,029,365
INFORMATION TECHNOLOGY - 2.3%
Computers & Peripherals - 0.5%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,555,334
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,526
5.95% 1/15/14	160,000	171,634
6% 10/1/12	173,000	178,291
		502,451
IT Services - 0.5%
IBM Corp. 1.95% 7/22/16	1,617,000	1,671,960
Office Electronics - 0.3%
Xerox Corp. 4.5% 5/15/21	1,075,000	1,096,778
Software - 0.8%
Oracle Corp.:
3.875% 7/15/20	1,865,000	2,090,091
5.375% 7/15/40	240,000	291,244
		2,381,335
TOTAL INFORMATION TECHNOLOGY		7,207,858
MATERIALS - 2.6%
Chemicals - 0.9%
Dow Chemical Co.:
4.125% 11/15/21	696,000	740,458
4.25% 11/15/20	973,000	1,041,496
5.25% 11/15/41	98,000	107,751
7.6% 5/15/14	997,000	1,133,101
		3,022,806
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 82,000	$ 89,420
Metals & Mining - 1.7%
Alcoa, Inc. 5.4% 4/15/21	120,000	124,888
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	179,445
ArcelorMittal SA:
3.75% 2/25/15	2,350,000	2,391,172
5.5% 3/1/21	440,000	434,755
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	2,040,000	2,090,388
Vale Overseas Ltd. 6.25% 1/23/17	104,000	120,102
		5,340,750
TOTAL MATERIALS		8,452,976
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.:
2.4% 8/15/16	2,115,000	2,203,773
2.95% 5/15/16	620,000	658,434
3.875% 8/15/21	1,500,000	1,614,779
5.55% 8/15/41	700,000	819,893
6.3% 1/15/38	970,000	1,196,625
CenturyLink, Inc.:
6.45% 6/15/21	775,000	820,298
7.6% 9/15/39	1,033,000	1,057,719
7.875% 8/15/12	1,000,000	1,028,395
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	201,231
5.134% 4/27/20	94,000	92,783
Verizon Communications, Inc.:
3.5% 11/1/21	2,000,000	2,091,616
4.6% 4/1/21	460,000	520,762
		12,306,308
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV:
2.375% 9/8/16	1,450,000	1,480,759
3.625% 3/30/15	564,000	595,020
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	220,000	232,834
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5% 3/1/21	$ 1,750,000	$ 1,943,674
5.875% 10/1/19	67,000	77,933
		4,330,220
TOTAL TELECOMMUNICATION SERVICES		16,636,528
UTILITIES - 8.2%
Electric Utilities - 4.4%
AmerenUE 6.4% 6/15/17	133,000	160,156
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	195,764
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	84,174
3.4% 9/1/21	725,000	762,201
4% 8/1/20	800,000	872,631
Duke Energy Carolinas LLC:
1.75% 12/15/16	76,000	76,971
4.25% 12/15/41	106,000	111,628
Duke Energy Corp. 3.55% 9/15/21	1,250,000	1,313,908
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	525,225
6.4% 9/15/20 (b)	1,310,000	1,414,247
EDP Finance BV:
5.375% 11/2/12 (b)	1,744,000	1,741,384
6% 2/2/18 (b)	106,000	90,244
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,180
FirstEnergy Corp. 7.375% 11/15/31	1,631,000	2,077,801
FirstEnergy Solutions Corp.:
4.8% 2/15/15	2,610,000	2,820,418
6.05% 8/15/21	38,000	43,303
Nevada Power Co.:
6.5% 8/1/18	70,000	85,678
6.65% 4/1/36	500,000	661,930
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	22,691
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	195,512
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	74,269
Tampa Electric Co. 6.55% 5/15/36	500,000	641,815
		14,118,130
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.6%
Boston Gas Co. 4.487% 2/15/42 (b)	$ 2,000,000	$ 2,027,094
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,567
		2,045,661
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	192,000	208,089
Southern Power Co. 5.15% 9/15/41	461,000	498,196
		706,285
Multi-Utilities - 3.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,298,990
Dominion Resources, Inc.:
1.95% 8/15/16	72,000	73,475
2.8793% 9/30/66 (d)	1,927,000	1,640,330
7.5% 6/30/66 (d)	145,000	153,338
DTE Energy Co. 1.2272% 6/3/13 (d)	86,000	86,275
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,335
5.4% 7/15/14	60,000	65,420
5.45% 9/15/20	650,000	733,497
5.95% 6/15/41	643,000	723,262
6.15% 3/1/13	1,000,000	1,052,940
6.4% 3/15/18	59,000	69,693
Sempra Energy 2% 3/15/14	2,695,000	2,751,641
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	119,925
Xcel Energy, Inc. 4.8% 9/15/41	554,000	600,558
		9,465,679
TOTAL UTILITIES		26,335,755
TOTAL NONCONVERTIBLE BONDS (Cost $258,998,917)		269,282,454
U.S. Treasury Obligations - 6.4%
	Principal Amount	Value
U.S. Treasury Bonds 3.75% 8/15/41	$ 8,155,000	$ 9,230,424
U.S. Treasury Notes:
1.375% 2/28/19	8,735,000	8,722,719
2.125% 8/15/21	2,364,000	2,410,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,567,245)		20,363,685
Municipal Securities - 2.2%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.):
Series 2009 C, 6.449% 2/15/44	200,000	230,334
Series 2010 B, 8.084% 2/15/50	280,000	396,917
California Gen. Oblig.:
7.5% 4/1/34	1,165,000	1,502,163
7.625% 3/1/40	435,000	578,019
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	95,000	105,194
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A:
6.637% 4/1/57	3,009,000	3,488,153
6.655% 4/1/57	690,000	790,071
TOTAL MUNICIPAL SECURITIES (Cost $6,361,115)		7,090,851
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	105,000	123,113
Chilean Republic 3.25% 9/14/21	155,000	158,953
United Mexican States 6.05% 1/11/40	146,000	177,755
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $421,994)		459,821
Bank Notes - 0.2%

Wachovia Bank NA 6% 11/15/17 (Cost $440,363)	405,000	465,812
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $103,588)	$ 102,000	$ 108,228
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $17,620,601)	17,620,601	17,620,601
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $304,513,823)		315,391,452
NET OTHER ASSETS (LIABILITIES) - 1.2%		3,934,377
NET ASSETS - 100%		$ 319,325,829
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,385,233 or 11.7% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,163
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 269,282,454	$ -	$ 269,282,454	$ -
U.S. Government and Government Agency Obligations	20,363,685	-	20,363,685	-
Municipal Securities	7,090,851	-	7,090,851	-
Foreign Government and Government Agency Obligations	459,821	-	459,821	-
Bank Notes	465,812	-	465,812	-
Preferred Securities	108,228	-	108,228	-
Money Market Funds	17,620,601	17,620,601	-	-
Total Investments in Securities:	$ 315,391,452	$ 17,620,601	$ 297,770,851	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Luxembourg	2.0%
Cayman Islands	1.8%
Canada	1.5%
United Kingdom	1.3%
Mexico	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $286,893,222)	$ 297,770,851
Fidelity Central Funds (cost $17,620,601)	17,620,601
Total Investments (cost $304,513,823)		$ 315,391,452
Receivable for fund shares sold		1,492,015
Interest receivable		2,920,033
Distributions receivable from Fidelity Central Funds		2,153
Total assets		319,805,653

Liabilities
Payable for fund shares redeemed	$ 300,201
Distributions payable	39,838
Accrued management fee	90,391
Transfer agent fee payable	25,992
Distribution and service plan fees payable	23,402
Total liabilities		479,824

Net Assets		$ 319,325,829
Net Assets consist of:
Paid in capital		$ 305,818,350
Distributions in excess of net investment income		(157,019)
Accumulated undistributed net realized gain (loss) on investments		2,786,869
Net unrealized appreciation (depreciation) on investments		10,877,629
Net Assets		$ 319,325,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,636,479 ÷ 2,780,578 shares)	$ 11.02

Maximum offering price per share (100/96.00 of $11.02)	$ 11.48
Class T: Net Asset Value and redemption price per share ($7,283,239 ÷ 661,054 shares)	$ 11.02

Maximum offering price per share (100/96.00 of $11.02)	$ 11.48
Class C: Net Asset Value and offering price per share ($19,372,963 ÷ 1,758,460 shares)A	$ 11.02

Corporate Bond: Net Asset Value, offering price and redemption price per share ($257,446,634 ÷ 23,366,371 shares)	$ 11.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,586,514 ÷ 416,280 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 4,594
Interest		3,803,846
Income from Fidelity Central Funds		4,163
Total income		3,812,603

Expenses
Management fee	$ 408,548
Transfer agent fees	131,853
Distribution and service plan fees	116,797
Independent trustees' compensation	367
Miscellaneous	237
Total expenses before reductions	657,802
Expense reductions	(39)	657,763
Net investment income (loss)		3,154,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,852,613
Change in net unrealized appreciation (depreciation) on investment securities		8,727,829
Net gain (loss)		10,580,442
Net increase (decrease) in net assets resulting from operations		$ 13,735,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,154,840	$ 2,803,266
Net realized gain (loss)	1,852,613	3,917,634
Change in net unrealized appreciation (depreciation)	8,727,829	(2,095,716)
Net increase (decrease) in net assets resulting from operations	13,735,282	4,625,184
Distributions to shareholders from net investment income	(3,367,082)	(2,847,827)
Distributions to shareholders from net realized gain	(2,397,454)	(768,211)
Total distributions	(5,764,536)	(3,616,038)
Share transactions - net increase (decrease)	170,136,658	9,147,425
Total increase (decrease) in net assets	178,107,404	10,156,571

Net Assets
Beginning of period	141,218,425	131,061,854
End of period (including distributions in excess of net investment income of $157,019 and undistributed net investment income of $55,223, respectively)	$ 319,325,829	$ 141,218,425

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.135	.356	.128
Net realized and unrealized gain (loss)	.460	.366	.446
Total from investment operations	.595	.722	.574
Distributions from net investment income	(.145)	(.370)	(.124)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.275)	(.472)	(.124)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C, D	5.67%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.75%	.74% A
Expenses net of fee waivers, if any	.77% A	.75%	.74% A
Expenses net of all reductions	.77% A	.75%	.74% A
Net investment income (loss)	2.53% A	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,636	$ 12,935	$ 3,083
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February, 29 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.134	.357	.131
Net realized and unrealized gain (loss)	.470	.363	.436
Total from investment operations	.604	.720	.567
Distributions from net investment income	(.144)	(.368)	(.127)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.274)	(.470)	(.127)
Net asset value, end of period	$ 11.02	$ 10.69	$ 10.44
Total Return B, C, D	5.76%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.75%	.68% A
Expenses net of fee waivers, if any	.78% A	.75%	.68% A
Expenses net of all reductions	.78% A	.75%	.68% A
Net investment income (loss)	2.52% A	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,283	$ 5,153	$ 1,026
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.095	.280	.106
Net realized and unrealized gain (loss)	.469	.361	.437
Total from investment operations	.564	.641	.543
Distributions from net investment income	(.104)	(.289)	(.103)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.234)	(.391)	(.103)
Net asset value, end of period	$ 11.02	$ 10.69	$ 10.44
Total Return B, C, D	5.37%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52% A	1.47%	1.45% A
Expenses net of fee waivers, if any	1.52% A	1.47%	1.45% A
Expenses net of all reductions	1.52% A	1.47%	1.45% A
Net investment income (loss)	1.78% A	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,373	$ 11,111	$ 668
Portfolio turnover rate G	149% A	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.152	.388	.137
Net realized and unrealized gain (loss)	.459	.367	.447
Total from investment operations	.611	.755	.584
Distributions from net investment income	(.161)	(.403)	(.134)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.291)	(.505)	(.134)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C	5.83%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.45%	.44% A
Expenses net of fee waivers, if any	.46% A	.45%	.44% A
Expenses net of all reductions	.46% A	.45%	.44% A
Net investment income (loss)	2.84% A	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,447	$ 110,113	$ 124,879
Portfolio turnover rate F	149% A	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.149	.389	.140
Net realized and unrealized gain (loss)	.460	.366	.445
Total from investment operations	.609	.755	.585
Distributions from net investment income	(.159)	(.403)	(.135)
Distributions from net realized gain	(.130)	(.102)	-
Total distributions	(.289)	(.505)	(.135)
Net asset value, end of period	$ 11.02	$ 10.70	$ 10.45
Total Return B, C	5.81%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A	.43%	.42% A
Expenses net of fee waivers, if any	.50% A	.43%	.42% A
Expenses net of all reductions	.50% A	.43%	.42% A
Net investment income (loss)	2.80% A	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,587	$ 1,906	$ 1,406
Portfolio turnover rate F	149% A	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,282,325
Gross unrealized depreciation	(399,364)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,882,961

Tax cost	$ 303,508,491

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $196,018,112 and $29,538,283, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 27,796	$ 1,167
Class T	-%	.25%	9,877	23
Class C	.75%	.25%	79,124	20,886
			$ 116,797	$ 22,076

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,563
Class T	4,505
Class C*	971
$ 20,039

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,887.16
Class T	6,908.18
Class C	12,549.16
Corporate Bond	91,915.10
Institutional Class	2,594.14
	$ 131,853

* Annualized

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $237 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $39.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 298,618	$ 119,903
Class T	105,648	43,229
Class C	153,547	42,265
Corporate Bond	2,754,776	2,607,261
Institutional Class	54,493	35,169
Total	$ 3,367,082	$ 2,847,827

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended February 29, 2012	Year ended August 31, 2011
From net realized gain
Class A	$ 226,737	$ 19,036
Class T	84,113	5,392
Class C	181,128	5,080
Corporate Bond	1,864,916	730,206
Institutional Class	40,560	8,497
Total	$ 2,397,454	$ 768,211

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	2,151,333	1,336,934	$ 23,183,917	$ 14,120,100
Reinvestment of distributions	44,604	9,730	476,628	101,662
Shares redeemed	(624,798)	(432,347)	(6,725,792)	(4,532,906)
Net increase (decrease)	1,571,139	914,317	$ 16,934,753	$ 9,688,856
Class T
Shares sold	528,471	478,464	$ 5,696,028	$ 5,051,757
Reinvestment of distributions	16,693	4,383	178,158	45,990
Shares redeemed	(365,938)	(99,224)	(4,011,730)	(1,025,191)
Net increase (decrease)	179,226	383,623	$ 1,862,456	$ 4,072,556
Class C
Shares sold	900,864	1,091,237	$ 9,728,145	$ 11,575,052
Reinvestment of distributions	30,848	4,266	328,492	44,862
Shares redeemed	(212,232)	(120,514)	(2,292,856)	(1,267,376)
Net increase (decrease)	719,480	974,989	$ 7,763,781	$ 10,352,538
Corporate Bond
Shares sold	16,828,286	12,128,747	$ 181,536,392	$ 127,535,788
Reinvestment of distributions	409,103	293,748	4,377,830	3,053,981
Shares redeemed	(4,166,723)	(14,082,596)	(44,909,865)	(146,074,610)
Net increase (decrease)	13,070,666	(1,660,101)	$ 141,004,357	$ (15,484,841)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Institutional Class
Shares sold	314,951	224,468	$ 3,398,757	$ 2,376,509
Reinvestment of distributions	7,387	3,593	78,955	37,377
Shares redeemed	(84,235)	(184,465)	(906,401)	(1,895,570)
Net increase (decrease)	238,103	43,596	$ 2,571,311	$ 518,316

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CBD-USAN-0412
1.907006.101

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Investor Class	.21%
Actual		$ 1,000.00	$ 1,027.20	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.06
Fidelity Advantage Class	.16%
Actual		$ 1,000.00	$ 1,026.70	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.07	$ .81**
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,027.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,027.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,027.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If changes to contractual expense limitations, effective February 1, 2012, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Fidelity Advantage Class	.11%
Actual		$ .55
HypotheticalA		$ .55

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 72.6%	U.S. Government and U.S. Government Agency Obligations † 74.5%
AAA 3.2%	AAA 3.6%
AA 5.3%	AA 5.4%
A 8.8%	A 8.9%
BBB 8.7%	BBB 7.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets†† (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.8	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 20.6%		Corporate Bonds 19.4%
	U.S. Government and U.S. Government Agency Obligations 72.6%		U.S. Government and U.S. Government Agency Obligations † 74.5%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 2.3%		CMOs and Other Mortgage Related Securities 2.7%
	Municipal Bonds 0.8%		Municipal Bonds 0.8%
	Other Investments 2.3%		Other Investments 2.5%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets†† (0.1)%
* Foreign investments	6.6%	** Foreign investments	6.4%

† Includes FDIC Guaranteed Corporate Securities †† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/2111	$ 2,000	$ 2,408
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,808
6.3% 3/1/38	7,045	9,727
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,165
5.3% 9/15/19	2,000	2,270
		16,970
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,353
Comcast Corp.:
4.95% 6/15/16	1,862	2,105
5.7% 5/15/18	2,940	3,473
5.7% 7/1/19	8,500	10,115
6.4% 3/1/40	1,000	1,277
6.55% 7/1/39	3,000	3,808
6.95% 8/15/37	6,700	8,833
COX Communications, Inc. 4.625% 6/1/13	4,425	4,638
Discovery Communications LLC 5.05% 6/1/20	3,200	3,668
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,412
6.4% 4/30/40	3,000	3,753
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,800
News America, Inc.:
5.3% 12/15/14	868	964
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	4,553
6.9% 3/1/19	2,110	2,566
6.9% 8/15/39	2,000	2,479
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,408
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,458
5.85% 5/1/17	5,801	6,827
6.2% 7/1/13	2,302	2,465
6.75% 7/1/18	1,162	1,428
7.3% 7/1/38	4,000	5,131
8.75% 2/14/19	2,368	3,131
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
4% 1/15/22	$ 1,000	$ 1,061
5.875% 11/15/16	2,131	2,520
6.5% 11/15/36	5,724	6,985
Viacom, Inc.:
4.375% 9/15/14	2,000	2,163
5.625% 9/15/19	1,000	1,175
6.125% 10/5/17	5,420	6,462
6.75% 10/5/37	1,865	2,406
Walt Disney Co.:
1.125% 2/15/17	2,760	2,737
2.55% 2/15/22	2,810	2,785
5.5% 3/15/19	2,000	2,425
		125,828
Multiline Retail - 0.1%
Target Corp.:
3.875% 7/15/20	3,000	3,309
5.875% 7/15/16	2,100	2,489
7% 1/15/38	3,100	4,402
		10,200
Specialty Retail - 0.2%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,432
5.875% 12/16/36	4,700	5,867
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,254
5.8% 4/15/40	2,000	2,414
Staples, Inc. 9.75% 1/15/14	10,000	11,468
		29,435
TOTAL CONSUMER DISCRETIONARY		184,841
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,542
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,025
4.125% 1/15/15	5,700	6,212
5.375% 1/15/20	1,500	1,788
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
8.2% 1/15/39	$ 2,800	$ 4,390
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,072
5.75% 10/23/17	5,185	6,264
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,167
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,948
4.875% 11/1/40	2,300	2,618
7.9% 11/1/18	6,000	8,186
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,870
3.15% 11/15/20	3,700	3,937
		73,019
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,162
6.125% 9/15/39	1,000	1,247
Kroger Co. 3.9% 10/1/15	9,000	9,825
Safeway, Inc. 5% 8/15/19	1,000	1,082
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,173
3.2% 5/15/14	10,000	10,588
5.625% 4/1/40	2,000	2,527
5.625% 4/15/41	4,600	5,809
6.5% 8/15/37	8,275	11,241
		56,654
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,386
General Mills, Inc. 5.65% 2/15/19	13,501	16,167
Kellogg Co.:
3.25% 5/21/18	2,800	2,944
4.45% 5/30/16	2,000	2,231
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,287
6.125% 2/1/18	5,497	6,591
6.75% 2/19/14	535	593
6.875% 2/1/38	5,250	6,955
		48,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	$ 5,200	$ 5,117
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,178
2.3% 2/6/22	4,700	4,634
3.15% 9/1/15	4,500	4,857
		19,786
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,256
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,262
4.875% 5/16/13	8,937	9,418
5.65% 5/16/18	6,789	8,142
6.375% 5/16/38	1,450	1,913
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,454
7.25% 6/15/37	7,220	8,659
		42,104
TOTAL CONSUMER STAPLES		239,717
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,375
Halliburton Co.:
6.15% 9/15/19	2,000	2,425
7.45% 9/15/39	1,500	2,196
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,696
3.05% 3/1/16	1,020	1,056
4.625% 3/1/21	1,340	1,457
5.25% 3/15/42	3,100	3,272
Rowan Companies, Inc. 7.875% 8/1/19	500	595
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,817
5.15% 3/15/13	2,255	2,333
7% 3/15/38	5,580	6,665
		28,887
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.:
5.75% 6/15/14	$ 5,000	$ 5,446
6.45% 9/15/36	2,675	3,270
Apache Corp. 5.1% 9/1/40	3,000	3,499
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,104
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,637
5.7% 5/15/17	1,148	1,374
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,722
ConocoPhillips:
4.6% 1/15/15	3,000	3,330
5.75% 2/1/19	2,902	3,571
6.5% 2/1/39	7,529	10,621
Devon Energy Corp. 5.625% 1/15/14	2,321	2,527
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,028
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,284
5.875% 12/15/16	1,000	1,149
6.5% 4/15/18	1,000	1,180
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,104
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,888
4.6% 8/1/12	5,000	5,079
4.85% 8/15/42	2,500	2,522
5.6% 10/15/14	1,937	2,134
5.65% 4/1/13	690	724
5.7% 2/15/42	2,000	2,258
6.65% 4/15/18	2,000	2,396
7.55% 4/15/38	2,000	2,679
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,196
EQT Corp. 8.125% 6/1/19	1,000	1,186
Hess Corp. 5.6% 2/15/41	3,400	3,944
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,280
5.625% 9/1/41	1,000	1,041
6.55% 9/15/40	3,000	3,434
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,493
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,037
5.125% 3/1/21	1,000	1,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.: - continued
6.5% 3/1/41	$ 1,000	$ 1,128
Nexen, Inc.:
5.2% 3/10/15	900	977
5.875% 3/10/35	3,710	3,999
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,026
3.125% 2/15/22	2,000	2,070
Petro-Canada:
6.05% 5/15/18	3,650	4,419
6.8% 5/15/38	8,445	11,359
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	15,040
Petroleos Mexicanos 4.875% 1/24/22 (b)	15,660	16,365
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,124
5.75% 1/15/20	1,000	1,159
6.125% 1/15/17	1,795	2,070
6.65% 1/15/37	2,795	3,381
Shell International Finance BV:
1.875% 3/25/13	7,000	7,116
6.375% 12/15/38	4,200	5,869
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,285
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,578
5.1% 8/17/40	2,000	2,377
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,719
6.85% 6/1/39	2,000	2,708
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,451
Total Capital International SA 2.875% 2/17/22	4,175	4,249
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,072
6.1% 6/1/40	6,700	8,733
Valero Energy Corp. 6.625% 6/15/37	5,420	6,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,733	$ 1,939
5.65% 4/1/16	1,189	1,403
		242,368
TOTAL ENERGY		271,255
FINANCIALS - 7.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,286
BlackRock, Inc. 4.25% 5/24/21	6,500	7,046
Goldman Sachs Group, Inc.:
3.625% 2/7/16	5,000	5,019
3.7% 8/1/15	7,848	8,005
5.25% 10/15/13	1,500	1,571
5.25% 7/27/21	4,500	4,506
5.625% 1/15/17	7,000	7,377
6% 6/15/20	1,650	1,754
6.15% 4/1/18	1,951	2,115
6.25% 2/1/41	2,000	2,061
6.75% 10/1/37	14,510	14,518
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,623
Lazard Group LLC:
6.85% 6/15/17	3,804	4,135
7.125% 5/15/15	1,364	1,470
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,307
6.875% 4/25/18	6,991	7,610
Morgan Stanley:
2.875% 1/24/14	5,000	4,966
2.875% 7/28/14	1,000	993
4.2% 11/20/14	7,250	7,277
4.75% 4/1/14	4,287	4,337
5.45% 1/9/17	236	243
5.5% 7/28/21	1,000	990
5.625% 9/23/19	2,000	1,999
5.75% 1/25/21	5,000	4,955
5.95% 12/28/17	5,745	5,966
6% 5/13/14	3,242	3,397
6% 4/28/15	5,666	5,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 5,055	$ 5,360
7.3% 5/13/19	3,000	3,237
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,547
4.875% 3/16/15	5,000	5,190
6.125% 1/11/21	3,700	4,019
State Street Corp. 2.875% 3/7/16	3,340	3,488
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,988
2.3% 7/28/16	1,000	1,028
5.45% 5/15/19	2,000	2,299
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,300
3.875% 1/15/15	2,000	2,074
5.75% 4/25/18	1,700	1,878
5.875% 12/20/17	3,500	3,883
		177,786
Commercial Banks - 1.8%
American Express Bank FSB 6% 9/13/17	615	721
Bank of America NA:
5.3% 3/15/17	3,500	3,558
6% 10/15/36	2,419	2,333
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,111
4.375% 1/13/21	1,000	1,097
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,841
5.2% 7/10/14	2,000	2,124
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,554
BNP Paribas:
2.125% 12/21/12	2,000	2,006
3.6% 2/23/16	10,380	10,456
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,013
Comerica, Inc. 3% 9/16/15	1,268	1,313
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	8,013
6% 2/15/18	15,651	16,486
European Investment Bank 1.75% 3/15/17	5,000	5,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 11,745
5% 4/11/22	6,170	6,515
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,113
4.5% 6/1/18	824	854
8.25% 3/1/38	2,079	2,663
Fifth Third Bank 4.75% 2/1/15	3,422	3,610
HSBC Holdings PLC:
4.875% 1/14/22	10,100	10,940
5.1% 4/5/21	2,800	3,064
6.5% 9/15/37	10,000	11,004
Inter-American Development Bank 1.125% 3/15/17	17,100	17,077
JPMorgan Chase Bank 6% 10/1/17	7,075	7,940
KeyBank NA 5.8% 7/1/14	1,109	1,200
KeyCorp. 3.75% 8/13/15	7,000	7,377
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,747
6.7% 6/10/19	2,500	3,090
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,000
4.5% 1/11/21	1,000	1,050
5.25% 5/24/41	3,000	3,164
Regions Bank 7.5% 5/15/18	2,000	2,180
Royal Bank of Canada 2.3% 7/20/16	3,000	3,073
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,237
2.5% 7/14/16	1,200	1,246
U.S. Bancorp:
3.15% 3/4/15	5,000	5,291
4.125% 5/24/21	3,000	3,300
UnionBanCal Corp. 5.25% 12/16/13	656	680
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,508
6.6% 1/15/38	10,000	12,149
Wachovia Corp.:
5.5% 5/1/13	14,000	14,755
5.625% 10/15/16	3,367	3,785
5.75% 6/15/17	2,905	3,376
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,915
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.:
1.85% 12/9/13	$ 9,800	$ 9,898
4.875% 11/19/19	3,700	3,968
		248,166
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,690
8.15% 3/19/38	8,500	12,564
American Express Credit Corp. 2.75% 9/15/15	5,000	5,202
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,468
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,216
7.375% 5/23/14	1,578	1,756
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,229
2.75% 6/24/15	1,500	1,585
Discover Financial Services:
6.45% 6/12/17	2,263	2,484
10.25% 7/15/19	1,000	1,275
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,406
2.95% 5/9/16	11,691	12,229
3.5% 6/29/15	12,081	12,873
4.65% 10/17/21	2,000	2,174
5.625% 9/15/17	7,044	8,122
5.625% 5/1/18	15,000	17,319
6.375% 11/15/67 (e)	9,000	9,135
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,050
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,556
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,024
Toyota Motor Credit Corp.:
1% 2/17/15	1,600	1,598
2.05% 1/12/17	9,000	9,179
		143,134
Diversified Financial Services - 2.3%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,020
5% 5/13/21	4,000	3,982
5.75% 12/1/17	5,855	6,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp. - continued
5.875% 1/5/21	$ 6,640	$ 6,987
6.5% 8/1/16	15,000	16,216
BB&T Corp. 2.05% 4/28/14	2,000	2,041
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,002
3.125% 10/1/15	2,500	2,677
3.875% 3/10/15	2,000	2,169
4.5% 10/1/20	2,000	2,256
4.75% 3/10/19	1,000	1,138
Capital One Capital V 10.25% 8/15/39	3,557	3,708
Capital One Capital VI 8.875% 5/15/40	1,000	1,032
Citigroup, Inc.:
2.65% 3/2/15	13,899	13,904
3.953% 6/15/16	1,450	1,499
4.45% 1/10/17	5,000	5,278
4.75% 5/19/15	15,244	16,154
5.875% 1/30/42	4,500	4,784
6.125% 5/15/18	5,731	6,402
6.5% 8/19/13	6,095	6,459
8.125% 7/15/39	8,000	10,435
8.5% 5/22/19	2,000	2,481
CME Group, Inc. 5.75% 2/15/14	501	548
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,068
3.875% 8/18/14	5,000	5,223
Export Development Canada 1.25% 10/27/15	3,000	3,057
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,502
6.375% 5/15/38	7,218	9,919
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,545
3.4% 6/24/15	10,710	11,268
3.7% 1/20/15	5,000	5,309
4.35% 8/15/21	2,000	2,098
4.5% 1/24/22	13,000	13,809
4.625% 5/10/21	1,500	1,594
4.65% 6/1/14	4,000	4,295
5.5% 10/15/40	5,700	6,145
5.6% 7/15/41	1,500	1,664
6.3% 4/23/19	10,000	11,753
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW:
1% 1/12/15	$ 38,700	$ 38,887
1.875% 1/14/13	3,100	3,136
4% 1/27/20	3,000	3,393
4.875% 6/17/19	25,000	29,744
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,034
3.875% 9/16/15	4,000	4,366
TECO Finance, Inc. 4% 3/15/16	2,875	3,042
		313,153
Insurance - 0.8%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,595
Allstate Corp.:
5.95% 4/1/36	3,100	3,698
6.2% 5/16/14	4,000	4,443
7.45% 5/16/19	3,000	3,807
American International Group, Inc.:
3.65% 1/15/14	3,700	3,767
4.875% 9/15/16	5,400	5,680
5.05% 10/1/15	3,000	3,168
5.85% 1/16/18	2,000	2,157
6.4% 12/15/20	2,900	3,233
8.25% 8/15/18	4,000	4,792
Aon Corp. 3.125% 5/27/16	8,000	8,257
Assurant, Inc. 5.625% 2/15/14	1,894	2,006
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	588
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,045
MetLife, Inc.:
2.375% 2/6/14	3,000	3,081
5% 6/15/15	1,153	1,277
5.875% 2/6/41	2,400	2,933
7.717% 2/15/19	9,000	11,461
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,262
5.4% 6/13/35	447	459
5.5% 3/15/16	421	471
5.625% 5/12/41	2,000	2,144
5.7% 12/14/36	380	409
6.2% 1/15/15	1,340	1,485
6.2% 11/15/40	2,400	2,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc. - continued
7.375% 6/15/19	$ 3,000	$ 3,712
8.875% 6/15/38 (e)	2,944	3,518
The Chubb Corp.:
5.75% 5/15/18	4,175	5,009
6.5% 5/15/38	3,510	4,679
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,699
		112,592
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	542
HRPT Properties Trust:
5.75% 11/1/15	881	921
6.25% 6/15/17	1,221	1,304
6.65% 1/15/18	612	659
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,177
		4,603
Real Estate Management & Development - 0.4%
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,219
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,002
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,087
Duke Realty LP:
5.4% 8/15/14	5,172	5,520
5.95% 2/15/17	630	697
6.25% 5/15/13	1,000	1,052
6.5% 1/15/18	1,000	1,133
ERP Operating LP:
4.625% 12/15/21	5,700	6,105
5.5% 10/1/12	3,403	3,492
Liberty Property LP:
4.75% 10/1/20	1,000	1,033
5.125% 3/2/15	840	891
5.5% 12/15/16	1,000	1,095
Regency Centers LP:
5.25% 8/1/15	2,113	2,275
5.875% 6/15/17	1,046	1,169
Simon Property Group LP:
2.8% 1/30/17	4,700	4,887
4.125% 12/1/21	3,200	3,457
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	5,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,408	$ 5,019
6.15% 11/15/15	24	27
		50,161
TOTAL FINANCIALS		1,049,595
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,172
2.5% 11/15/16	2,000	2,065
3.875% 11/15/21	9,600	9,973
5.15% 11/15/41	9,700	10,131
5.85% 6/1/17	2,928	3,450
		28,791
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,398
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,453
4.125% 3/15/21	2,800	3,103
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,062
		10,016
Health Care Providers & Services - 0.4%
Aetna, Inc. 4.125% 6/1/21	7,000	7,613
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	5,093	5,134
3.9% 2/15/22 (b)	10,400	10,631
CIGNA Corp. 4% 2/15/22	4,600	4,795
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,963
6.3% 8/15/14	3,584	3,923
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,024
6.25% 6/15/14	2,000	2,202
7.25% 6/15/19	2,000	2,485
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
5% 12/15/14	$ 7,200	$ 7,852
5.8% 8/15/40	4,000	4,907
		55,555
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,129
Pharmaceuticals - 0.6%
Abbott Laboratories 4.125% 5/27/20	9,500	10,845
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,491
6.45% 9/15/37	3,250	4,398
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,524
Hospira, Inc. 6.4% 5/15/15	2,000	2,201
Johnson & Johnson:
1.2% 5/15/14	4,700	4,782
4.85% 5/15/41	4,260	5,015
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,041
3.875% 1/15/21	1,000	1,123
4% 6/30/15	3,000	3,315
5% 6/30/19	5,970	7,150
5.85% 6/30/39	1,000	1,315
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,787
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,547
6.2% 3/15/19	4,000	5,048
7.2% 3/15/39	5,400	8,125
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,081
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,068
6.125% 8/15/19	1,000	1,172
Wyeth 5.5% 2/1/14	5,400	5,904
		90,932
TOTAL HEALTH CARE		186,423
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	$ 4,500	$ 4,687
General Dynamics Corp. 2.25% 7/15/16	2,400	2,499
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,730
5.4% 3/15/16	3,400	3,935
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,052
4.85% 9/15/41	2,700	2,888
Raytheon Co.:
1.625% 10/15/15	1,000	1,018
3.125% 10/15/20	2,000	2,076
4.875% 10/15/40	1,000	1,113
The Boeing Co.:
5% 3/15/14	3,000	3,275
6% 3/15/19	1,000	1,244
6.875% 3/15/39	3,300	4,827
United Technologies Corp.:
4.5% 4/15/20	4,000	4,638
5.7% 4/15/40	2,000	2,565
6.125% 2/1/19	4,000	4,948
		44,495
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,158
6.2% 1/15/38	2,500	3,394
		7,552
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,580	2,709
6.9% 7/2/19	681	725
		3,434
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,617
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	632
6% 10/15/17	2,902	3,515
6.55% 10/15/37	4,250	5,697
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.:
1.3% 6/23/14	$ 2,900	$ 2,943
3.9% 6/23/21	2,900	3,204
General Electric Co. 5.25% 12/6/17	18,540	21,885
Tyco International Ltd./Tyco International Finance SA 6.875% 1/15/21	1,600	2,011
		39,887
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,323
5.3% 9/15/35	7,000	8,001
Deere & Co.:
4.375% 10/16/19	3,000	3,457
5.375% 10/16/29	1,000	1,226
		16,007
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,688
Burlington Northern Santa Fe LLC 3.05% 3/15/22	10,000	9,965
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,072
CSX Corp. 7.375% 2/1/19	10,000	12,603
Norfolk Southern Corp.:
3.25% 12/1/21	5,000	5,152
5.75% 1/15/16	10,000	11,579
Union Pacific Corp. 4.75% 9/15/41	2,800	3,049
		53,108
TOTAL INDUSTRIALS		169,100
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,189
4.45% 1/15/20	2,000	2,318
4.95% 2/15/19	3,479	4,104
5.9% 2/15/39	12,416	15,695
Nokia Corp.:
5.375% 5/15/19	1,000	1,011
6.625% 5/15/39	1,000	1,032
		27,349
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	$ 2,000	$ 2,195
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,047
4.3% 6/1/21	2,780	2,911
4.75% 6/2/14	8,300	8,919
6% 9/15/41	1,500	1,734
		17,806
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,134
6% 10/1/12	3,840	3,957
6.55% 10/1/17	2,338	2,762
7.125% 10/1/37	2,475	3,297
		13,150
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	4,720	4,808
3.625% 5/19/21	3,780	4,183
		8,991
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,212
1.95% 7/22/16	1,500	1,551
7.625% 10/15/18	13,000	17,611
		30,374
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
4.5% 5/15/21	4,000	4,081
5.5% 5/15/12	1,586	1,600
5.625% 12/15/19	1,000	1,102
8.25% 5/15/14	3,902	4,382
		12,230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	$ 2,000	$ 2,119
2.95% 6/1/14	2,000	2,114
4.2% 6/1/19	2,000	2,312
5.3% 2/8/41	1,500	1,904
Oracle Corp.:
5.375% 7/15/40	4,000	4,854
5.75% 4/15/18	7,400	9,074
		22,377
TOTAL INFORMATION TECHNOLOGY		132,277
MATERIALS - 1.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,130
Dow Chemical Co.:
4.125% 11/15/21	5,000	5,319
4.85% 8/15/12	10,000	10,177
5.9% 2/15/15	2,500	2,822
7.6% 5/15/14	3,000	3,410
8.55% 5/15/19	2,358	3,136
9.4% 5/15/39	3,000	4,807
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,280
3.625% 1/15/21	5,000	5,473
4.625% 1/15/20	3,000	3,482
Lubrizol Corp. 8.875% 2/1/19	919	1,255
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,094
3.75% 9/30/15	2,000	2,160
4.875% 3/30/20	1,500	1,734
5.625% 12/1/40	1,800	2,252
Praxair, Inc.:
2.45% 2/15/22	4,650	4,597
3.25% 9/15/15	3,200	3,447
		63,575
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	$ 3,000	$ 3,293
6.8% 8/1/19	3,000	3,591
		6,884
Metals & Mining - 0.7%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,593
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,923
7% 10/15/39	4,400	4,338
9.85% 6/1/19	2,000	2,425
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,287
5.125% 3/29/12	1,957	1,963
5.5% 4/1/14	2,500	2,746
6.5% 4/1/19	2,500	3,146
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,099
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,133
6.25% 10/1/39	1,600	1,971
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,248
3.75% 9/20/21	3,200	3,411
5.2% 11/2/40	1,000	1,167
6.5% 7/15/18	1,398	1,751
7.125% 7/15/28	2,000	2,703
8.95% 5/1/14	4,000	4,670
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,204
5.2% 3/1/42	5,200	5,283
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,048
6.25% 1/23/17	9,395	10,850
		94,959
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,524
TOTAL MATERIALS		179,922
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,560	$ 2,760
AT&T, Inc.:
2.4% 8/15/16	12,800	13,337
5.55% 8/15/41	5,200	6,091
5.8% 2/15/19	4,000	4,828
6.3% 1/15/38	838	1,034
6.7% 11/15/13	1,162	1,278
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,280
British Telecommunications PLC 9.625% 12/15/30	4,515	6,859
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,251
6.45% 6/15/21	5,250	5,557
7.6% 9/15/39	2,500	2,560
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,552
5.875% 8/20/13	10,000	10,651
6.75% 8/20/18	3,595	4,364
France Telecom SA:
2.125% 9/16/15	1,000	1,017
5.375% 7/8/19	4,000	4,542
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,377
5.875% 8/15/12	968	991
6.15% 9/15/34	5,270	6,288
6.45% 6/15/34	11,795	14,448
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,206
5.25% 10/1/15	4,571	4,617
6.999% 6/4/18	1,776	1,829
7.175% 6/18/19	6,000	6,195
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,874
4.949% 1/15/15	3,000	3,107
5.462% 2/16/21	2,700	2,715
5.877% 7/15/19	2,000	2,084
6.421% 6/20/16	1,151	1,240
7.045% 6/20/36	2,600	2,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.25% 11/3/14	$ 8,400	$ 8,510
2% 11/1/16	9,600	9,814
4.75% 11/1/41	1,000	1,069
6.25% 4/1/37	3,121	3,826
6.35% 4/1/19	6,000	7,423
6.9% 4/15/38	6,025	7,957
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,835
		174,123
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 11/15/37	8,365	10,082
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,657
4.75% 10/1/14	4,500	4,903
5.875% 10/1/19	2,905	3,379
6.35% 3/15/40	1,000	1,178
6.375% 3/1/41	2,100	2,523
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,558
8.5% 11/15/18	3,486	4,840
Vodafone Group PLC:
2.875% 3/16/16	440	465
3.375% 11/24/15	1,000	1,076
5% 12/16/13	2,275	2,441
5.45% 6/10/19	6,000	7,133
		45,235
TOTAL TELECOMMUNICATION SERVICES		219,358
UTILITIES - 1.6%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	3,850	4,571
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,812
AmerenUE 6.4% 6/15/17	2,959	3,563
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,358
8.875% 11/15/18	2,000	2,663
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
1.625% 1/15/14	$ 6,418	$ 6,521
3.4% 9/1/21	1,000	1,051
5.8% 3/15/18	9,945	11,788
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,120
6% 1/15/38	3,450	4,525
Duke Energy Corp. 3.95% 9/15/14	4,500	4,830
Edison International 3.75% 9/15/17	3,000	3,189
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,726
6.8% 8/15/39	3,500	4,088
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,838
Nevada Power Co. 6.5% 8/1/18	1,555	1,903
Northern States Power Co. 5.25% 3/1/18	10,500	12,435
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,750
PacifiCorp 6% 1/15/39	6,193	8,007
Pennsylvania Electric Co. 6.05% 9/1/17	757	870
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,104
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,925
6% 12/1/39	3,200	4,018
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,107
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,639
Southern California Edison Co. 4.5% 9/1/40	7,190	7,869
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,704
6.55% 5/15/36	5,500	7,060
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,820
6% 5/15/37	2,000	2,577
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,506
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,154
		150,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	$ 1,200	$ 1,236
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	496
		1,732
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,207
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,627
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,565
		11,399
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,349
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,277
5.5% 12/1/39	2,500	3,055
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,032
2.8793% 9/30/66 (e)	1,000	851
4.9% 8/1/41	2,000	2,219
7.5% 6/30/66 (e)	1,000	1,058
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,451
5.875% 10/1/12	2,893	2,975
6.5% 9/15/37	7,605	9,837
National Grid PLC 6.3% 8/1/16	1,463	1,699
NiSource Finance Corp.:
5.25% 9/15/17	835	929
5.4% 7/15/14	1,334	1,455
5.45% 9/15/20	5,111	5,768
6.25% 12/15/40	2,453	2,817
6.4% 3/15/18	1,532	1,810
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,103
Sempra Energy:
6% 10/15/39	1,000	1,246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,563
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,334
		53,828
TOTAL UTILITIES		217,050
TOTAL NONCONVERTIBLE BONDS (Cost $2,558,823)		2,849,538
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 3.8%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
0.5% 8/9/13	9,861	9,887
0.875% 8/28/14	68,669	69,480
1.75% 2/22/13	22,745	23,073
3.625% 2/12/13	55,295	57,062
Federal Farm Credit Bank 3% 9/22/14	50,000	53,050
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,096
0.375% 1/29/14	20,085	20,077
5% 11/17/17	33,300	40,172
Freddie Mac:
0.75% 3/28/13	31,355	31,525
1% 8/27/14	13,211	13,384
1.75% 9/10/15	20,385	21,196
2.375% 1/13/22	13,000	12,969
3.75% 3/27/19	2,300	2,619
4.875% 6/13/18	66,960	80,729
6.25% 7/15/32	7,700	11,039
6.75% 3/15/31	26,000	38,562
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,983
5.375% 4/1/56	5,395	7,015
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		526,918
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
3.125% 11/15/41	$ 33,520	$ 33,714
3.5% 2/15/39	12,115	13,156
3.75% 8/15/41	19,280	21,823
3.875% 8/15/40	30,080	34,799
4.25% 5/15/39	26,000	31,976
4.25% 11/15/40	811	998
4.375% 2/15/38	8,200	10,262
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,040
4.375% 5/15/41	65,065	81,758
4.5% 2/15/36	18,000	22,843
4.5% 5/15/38	15,000	19,139
4.5% 8/15/39	39,000	49,841
4.625% 2/15/40	21,500	28,034
4.75% 2/15/37	11,000	14,486
4.75% 2/15/41	54,830	72,967
5% 5/15/37	11,000	15,000
5.375% 2/15/31	68,260	95,009
6.25% 5/15/30	86,360	130,606
8% 11/15/21	75,392	116,881
8.75% 5/15/17	8,000	11,199
8.875% 8/15/17	5,000	7,113
8.875% 2/15/19	6,960	10,483
9% 11/15/18	4,000	6,003
9.125% 5/15/18	3,000	4,444
U.S. Treasury Notes:
0.125% 8/31/13	175,690	175,319
0.125% 9/30/13	116,470	116,197
0.125% 12/31/13	151,950	151,481
0.25% 10/31/13	112,680	112,627
0.25% 11/30/13	152,110	152,015
0.25% 1/31/14	89,260	89,180
0.25% 2/28/14	160,010	159,847
0.25% 9/15/14	16,970	16,912
0.25% 12/15/14	240	239
0.25% 2/15/15	79,040	78,651
0.375% 6/30/13	112,180	112,368
0.375% 7/31/13	161,460	161,731
0.375% 11/15/14	11,080	11,072
0.5% 8/15/14	17,980	18,036
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 12/15/13	$ 980	$ 988
0.875% 11/30/16	43,120	43,235
0.875% 12/31/16	12,063	12,086
0.875% 1/31/17	71,280	71,352
0.875% 2/28/17	124,110	124,129
1% 7/15/13	19,000	19,194
1% 8/31/16	100,010	101,049
1% 9/30/16	46,030	46,480
1% 10/31/16	86,750	87,550
1.25% 3/15/14	330	336
1.25% 4/15/14	653	666
1.25% 8/31/15	92,000	94,286
1.25% 9/30/15	6,000	6,146
1.25% 10/31/15	39,660	40,614
1.375% 3/15/13	128,640	130,193
1.375% 9/30/18	25,650	25,774
1.375% 2/28/19	100,240	100,099
1.5% 12/31/13	1,300	1,329
1.5% 6/30/16	86,270	89,094
1.5% 7/31/16	31,340	32,359
1.5% 8/31/18	42,320	42,915
1.75% 4/15/13	38,850	39,515
1.75% 1/31/14	13,759	14,138
1.75% 3/31/14	950	978
1.75% 7/31/15	53,000	55,190
1.75% 5/31/16	13,840	14,446
1.75% 10/31/18	10	10
1.875% 2/28/14	1,660	1,711
1.875% 4/30/14	23,821	24,610
1.875% 6/30/15	79,000	82,555
1.875% 8/31/17	25,000	26,156
1.875% 10/31/17	13,000	13,588
2% 4/30/16	49,100	51,735
2% 11/15/21	11,880	11,936
2% 2/15/22	14,280	14,305
2.125% 5/31/15	98,000	103,145
2.125% 12/31/15	18,710	19,787
2.125% 2/29/16	145,700	154,180
2.125% 8/15/21	104,050	106,099
2.25% 5/31/14	20,570	21,446
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/16	$ 54,000	$ 57,459
2.25% 11/30/17	11,000	11,729
2.375% 2/28/15	9,084	9,603
2.375% 7/31/17	25,000	26,832
2.5% 3/31/15	52,000	55,230
2.5% 4/30/15	50,580	53,789
2.5% 6/30/17	2,000	2,160
2.625% 6/30/14	31,801	33,480
2.625% 7/31/14	11,830	12,473
2.625% 12/31/14	49,640	52,700
2.625% 2/29/16	13,600	14,663
2.625% 4/30/18	10,200	11,093
2.625% 8/15/20	141,000	151,355
2.625% 11/15/20	94,180	100,890
2.75% 11/30/16	25,000	27,240
2.75% 12/31/17	3,000	3,283
3% 8/31/16	12,402	13,627
3% 9/30/16	22,000	24,198
3.125% 10/31/16	23,900	26,441
3.125% 5/15/21	50,876	56,468
3.25% 5/31/16	14,200	15,705
3.25% 12/31/16	25,000	27,854
3.375% 11/15/19	27,740	31,476
3.5% 2/15/18	4,000	4,550
3.5% 5/15/20	81,800	93,642
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	68,773
3.625% 2/15/21	39,800	45,919
3.875% 5/15/18	8,000	9,304
4% 2/15/14	11,600	12,436
4% 2/15/15	9,600	10,602
4% 8/15/18	22,000	25,823
4.125% 5/15/15	19,300	21,532
4.25% 8/15/13	5,600	5,925
4.25% 11/15/13	12,007	12,816
4.25% 11/15/17	16,000	18,839
4.5% 5/15/17	13,000	15,363
4.625% 11/15/16	15,000	17,634
4.625% 2/15/17	14,000	16,547
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 8/15/17	$ 14,000	$ 16,809
5.125% 5/15/16	13,100	15,502
TOTAL U.S. TREASURY OBLIGATIONS		5,255,554
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,463,363)		5,782,472
U.S. Government Agency - Mortgage Securities - 30.8%

Fannie Mae - 20.5%
2.298% 11/1/34 (e)	24,905	26,247
3.107% 4/1/41 (e)	19,903	20,683
4% 12/1/13 to 11/1/41	571,503	604,197
4% 3/1/27 (d)	51,700	54,755
4% 3/1/27 (d)	33,000	34,950
4% 10/1/41	348	368
4% 3/1/42 (d)	123,100	129,557
4% 3/1/42 (d)	53,000	55,780
4.5% 4/1/18 to 11/1/41	572,073	611,879
4.5% 3/1/27 (d)	13,200	14,124
4.5% 3/1/27 (d)	3,000	3,210
4.5% 3/1/42 (d)	46,300	49,345
4.5% 3/1/42 (d)	200	213
4.5% 3/1/42 (d)	15,000	15,987
4.513% 11/1/34 (e)	4,136	4,358
5% 12/1/17 to 4/1/41	385,333	416,177
5% 3/1/27 (d)	7,000	7,546
5% 3/1/27 (d)	2,000	2,156
5% 3/1/42 (d)	8,000	8,640
5% 3/1/42 (d)	6,400	6,912
5% 3/1/42 (d)	14,000	15,120
5.5% 12/1/13 to 6/1/40	312,786	341,217
5.5% 3/1/27 (d)	3,000	3,263
5.5% 3/1/27 (d)	1,000	1,088
5.5% 3/1/42 (d)	8,000	8,716
5.5% 3/1/42 (d)	12,000	13,075
6% 8/1/22 to 4/1/40	239,556	264,718
6% 3/1/42 (d)	9,000	9,903
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/42 (d)	$ 8,000	$ 8,803
6.5% 5/1/31 to 9/1/38	89,768	100,904
6.5% 3/1/42 (d)	5,000	5,608
6.5% 3/1/42 (d)	3,000	3,365
TOTAL FANNIE MAE		2,842,864
Freddie Mac - 3.3%
1.97% 3/1/36 (e)	10,732	11,017
2.357% 12/1/35 (e)	9,571	10,098
4% 10/1/40 to 10/1/41	71,852	75,667
4% 3/1/42 (d)	21,300	22,344
4.5% 6/1/25 to 10/1/41	90,711	96,912
4.83% 3/1/35 (e)	9,877	10,463
5% 4/1/23 to 9/1/40	86,891	94,082
5% 3/1/42 (d)	20,900	22,506
5.461% 9/1/37 (e)	4,101	4,370
5.5% 1/1/36 to 12/1/39	85,650	92,876
6% 4/1/32 to 8/1/37	5,998	6,668
6.5% 8/1/36 to 12/1/37	3,627	4,049
11.75% 9/1/13	1	1
TOTAL FREDDIE MAC		451,053
Ginnie Mae - 7.0%
4% 1/15/25 to 12/15/41	147,791	159,609
4% 7/15/41	495	535
4% 3/1/42 (d)	41,300	44,479
4% 3/1/42 (d)	25,000	26,925
4.5% 9/15/33 to 10/15/41	289,670	316,695
4.5% 3/1/42 (d)	6,100	6,650
4.5% 3/1/42 (d)	9,000	9,811
5% 3/15/39 to 9/15/41	182,755	203,391
5% 3/1/42 (d)	12,400	13,696
5% 3/1/42 (d)	4,000	4,418
5.5% 10/15/35 to 4/15/41	80,090	89,287
5.5% 3/1/42 (d)	2,000	2,227
5.5% 3/1/42 (d)	3,000	3,341
6% 5/20/34 to 12/15/40	50,700	56,931
6% 3/1/42 (d)	3,000	3,373
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 3/1/42 (d)	$ 2,000	$ 2,249
6.5% 8/20/36 to 2/15/39	20,719	23,540
TOTAL GINNIE MAE		967,157
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,129,171)		4,261,074
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,251
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,218
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,096
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,087
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,796
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	854	786
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (e)	17	17
Series 2007-6 Class 2A1, 0.304% 7/25/37 (e)	88	87
TOTAL ASSET-BACKED SECURITIES (Cost $24,863)		25,338
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	312
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (b)(e)	14	14
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	2,154	2,268
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	647
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,189)		3,302
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (e)	$ 1,240	$ 1,323
Series 2006-5:
Class A2, 5.317% 9/10/47	4,161	4,224
Class A3, 5.39% 9/10/47	1,768	1,868
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,705
Series 2007-4 Class A3, 5.9813% 2/10/51 (e)	1,265	1,344
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	149
Series 2007-3:
Class A3, 5.8426% 6/10/49 (e)	2,118	2,220
Class A4, 5.8426% 6/10/49 (e)	2,643	2,921
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,130
Series 2004-2:
Class A3, 4.05% 11/10/38	174	177
Class A4, 4.153% 11/10/38	1,608	1,670
Series 2005-1 Class A3, 4.877% 11/10/42	526	526
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	711
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	118	118
Class K, 6.15% 5/11/35 (b)	590	575
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,179
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,371	87
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(f)	5,872	555
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	67	67
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (e)	16,612	19,060
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,674
Series 2006-T22 Class A4, 5.7044% 4/12/38 (e)	159	181
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,554
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,627
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	1,880	1,792
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	740	740
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6:
Class A4, 5.8853% 12/10/49 (e)	$ 9,950	$ 11,449
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (e)	1,195	1,230
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,428
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,319
Class C, 5.476% 12/11/49	2,387	684
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (e)	1,268	1,361
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	228
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,758
Series 2007-C9 Class A4, 6.0069% 12/10/49 (e)	2,805	3,243
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	9	9
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,240
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,761
Series 2007-C3 Class A4, 5.9018% 6/15/39 (e)	10,213	11,134
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,390	4,475
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,257
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (b)(e)	4,524	3,359
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	65	66
Class A4, 4.75% 1/15/37	590	622
Series 2006-C1 Class A3, 5.5944% 2/15/39 (e)	4,702	5,024
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3985% 2/15/22 (b)(e)	480	431
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	834	842
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (b)(e)	$ 477	$ 463
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,611
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,093
Series 2006-GG7:
Class A3, 6.079% 7/10/38 (e)	2,480	2,480
Class A4, 6.079% 7/10/38 (e)	10,980	12,514
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	306	310
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	415	423
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (e)	3,116	3,225
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	916
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	481	504
Class A3, 5.336% 5/15/47	529	582
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (e)	17,057	19,411
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (e)	3,456	3,485
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,087
Series 2005-CB13 Class E, 5.5259% 1/12/43 (b)(e)	642	33
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (e)	108	40
Class C, 5.9303% 2/12/49 (e)	283	83
Class D, 5.9303% 2/12/49 (e)	298	41
Series 2007-LDP10 Class ES, 5.7445% 1/15/49 (b)(e)	656	34
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	33	33
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (e)	3,327	3,791
Series 1998-C1 Class D, 6.98% 2/18/30	180	184
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	174
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,067
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000	5,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A4, 5.424% 2/15/40	$ 1,163	$ 1,313
Series 2007-C2 Class A3, 5.43% 2/15/40	611	679
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,794
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,710
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (b)(e)	406	363
Class E, 0.5385% 9/15/21 (b)(e)	1,465	1,268
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (e)	860	868
Series 2005-LC1 Class F, 5.5568% 1/12/44 (b)(e)	1,103	616
Series 2006-C1 Class A2, 5.8093% 5/12/39 (e)	1,176	1,217
Series 2007-C1 Class A4, 6.0271% 6/12/50 (e)	4,800	5,399
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,081
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (e)	192	192
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,043	1,107
Series 2007-5:
Class A3, 5.364% 8/12/48	495	508
Class A4, 5.378% 8/12/48	51	55
Class B, 5.479% 8/12/48	3,804	951
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,169
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	4,438	4,800
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,968	5,228
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	396
Series 2007-8 Class A3, 6.1644% 8/12/49 (e)	1,094	1,216
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(e)	728	659
Class MHRO, 0.939% 10/15/20 (b)(e)	171	143
Class NHRO, 1.139% 10/15/20 (b)(e)	263	216
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,307	1,332
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	674
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	5	5
Class A4, 5.364% 3/15/44	5,000	5,509
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (e)	948	983
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A4, 5.895% 10/15/42 (e)	$ 380	$ 429
Series 2006-T23 Class A3, 5.986% 8/12/41 (e)	647	676
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,085
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	61	61
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5696% 9/15/21 (b)(e)	252	197
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (b)(e)	17	16
Class AP2, 1.0485% 6/15/20 (b)(e)	30	26
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	959	966
Series 2003-C8 Class A3, 4.445% 11/15/35	4,569	4,619
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,470
Series 2007-C30:
Class A3, 5.246% 12/15/43	408	418
Class A4, 5.305% 12/15/43	373	396
Class A5, 5.342% 12/15/43	1,357	1,478
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,269
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (e)	8,247	8,547
Class A3, 5.9287% 6/15/49 (e)	7,152	7,874
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	602
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,154
Series 2005-C22:
Class B, 5.5336% 12/15/44 (e)	2,812	1,933
Class F, 5.5336% 12/15/44 (b)(e)	2,115	511
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,123
Series 2006-C25 Class AM, 5.9219% 5/15/43 (e)	664	725
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,502
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (e)	839	926
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $230,666)		316,001
Municipal Securities - 0.8%
	Principal Amount (000s)	Value (000s)
American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 9,720	$ 13,779
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,341
7.55% 4/1/39	15,000	19,860
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,838
Series 2011, 5.877% 3/1/19	3,500	3,876
4.511% 3/1/15	1,590	1,678
4.961% 3/1/16	2,830	3,026
5.365% 3/1/17	1,875	2,036
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	4,980	5,961
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,978
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,889
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,703
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,208
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,149
TOTAL MUNICIPAL SECURITIES (Cost $92,727)		107,322
Foreign Government and Government Agency Obligations - 1.4%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,560
5.625% 1/7/41	13,000	15,243
Canadian Government:
0.875% 2/14/17	2,200	2,191
2.375% 9/10/14	3,000	3,151
Chilean Republic 3.25% 9/14/21	9,000	9,230
Export Development Canada 1.25% 10/26/16	1,000	1,015
Hydro-Quebec 2% 6/30/16	7,310	7,533
Israeli State 4% 6/30/22	7,000	6,993
Italian Republic 3.125% 1/26/15	16,000	15,592
Manitoba Province 1.3% 4/3/17	3,420	3,413
New Brunswick Province 2.75% 6/15/18	4,350	4,575
Ontario Province:
1.375% 1/27/14	2,000	2,032
4% 10/7/19	15,000	16,771
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Ontario Province: - continued
4.1% 6/16/14	$ 15,000	$ 16,187
Polish Government 5% 3/23/22	14,500	15,479
Province of British Columbia 2.1% 5/18/16	3,800	3,982
Province of Quebec 2.75% 8/25/21	20,000	20,215
United Mexican States:
3.625% 3/15/22	3,000	3,057
5.125% 1/15/20	23,500	26,837
6.05% 1/11/40	6,000	7,305
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $185,572)		198,361
Supranational Obligations - 0.9%

African Development Bank euro 3% 5/27/14	5,000	5,270
Asian Development Bank 2.75% 5/21/14	30,000	31,470
Corporacion Andina de Fomento:
5.2% 5/21/13	240	249
8.125% 6/4/19	2,000	2,466
European Investment Bank:
1.625% 3/15/13	3,000	3,029
2.875% 1/15/15	5,000	5,239
3.125% 6/4/14	72,000	75,389
Inter-American Development Bank 3.875% 9/17/19	5,000	5,742
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,070
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $125,798)		132,924
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	1,725	1,827
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (a) (Cost $834,678)	834,677,715	$ 834,678
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $13,648,994)		14,512,837
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(668,501)
NET ASSETS - 100%		$ 13,844,336
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,097,000 or 0.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 111
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,849,538	$ -	$ 2,849,538	$ -
U.S. Government and Government Agency Obligations	5,782,472	-	5,782,472	-
U.S. Government Agency - Mortgage Securities	4,261,074	-	4,261,074	-
Asset-Backed Securities	25,338	-	24,552	786
Collateralized Mortgage Obligations	3,302	-	2,929	373
Commercial Mortgage Securities	316,001	-	305,391	10,610
Municipal Securities	107,322	-	107,322	-
Foreign Government and Government Agency Obligations	198,361	-	198,361	-
Supranational Obligations	132,924	-	132,924	-
Preferred Securities	1,827	-	1,827	-
Money Market Funds	834,678	834,678	-	-
Total Investments in Securities:	$ 14,512,837	$ 834,678	$ 13,666,390	$ 11,769
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,100
Total Realized Gain (Loss)	160
Total Unrealized Gain (Loss)	(1,748)
Cost of Purchases	-
Proceeds of Sales	(463)
Amortization/Accretion	(178)
Transfers in to Level 3	2,441
Transfers out of Level 3	(1,543)
Ending Balance	$ 11,769
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (1,491)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,814,316)	$ 13,678,159
Fidelity Central Funds (cost $834,678)	834,678
Total Investments (cost $13,648,994)		$ 14,512,837
Receivable for investments sold		92,700
Receivable for fund shares sold		429,799
Interest receivable		72,241
Distributions receivable from Fidelity Central Funds		56
Receivable from investment adviser for expense reductions		117
Other receivables		48
Total assets		15,107,798

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased Regular delivery	632,736
Delayed delivery	616,322
Payable for fund shares redeemed	12,063
Distributions payable	506
Accrued management fee	556
Other affiliated payables	1,226
Other payables and accrued expenses	47
Total liabilities		1,263,462

Net Assets		$ 13,844,336
Net Assets consist of:
Paid in capital		$ 13,014,010
Undistributed net investment income		11,775
Accumulated undistributed net realized gain (loss) on investments		(45,292)
Net unrealized appreciation (depreciation) on investments		863,843
Net Assets		$ 13,844,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($6,334,770 ÷ 535,697 shares)	$ 11.83

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,039,577 ÷ 257,060 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,797,884 ÷ 236,618 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($763,162 ÷ 64,542 shares)	$ 11.82

Class F: Net Asset Value, offering price and redemption price per share ($908,943 ÷ 76,872 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 29, 2012 (Unaudited)
Investment Income
Dividends		$ 85
Interest		192,652
Income from Fidelity Central Funds		111
Total income		192,848

Expenses
Management fee	$ 3,166
Transfer agent fees	7,021
Independent trustees' compensation	23
Miscellaneous	18
Total expenses before reductions	10,228
Expense reductions	(119)	10,109
Net investment income (loss)		182,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		52,480
Change in net unrealized appreciation (depreciation) on: Investment securities	108,224
Delayed delivery commitments	(595)
Total change in net unrealized appreciation (depreciation)		107,629
Net gain (loss)		160,109
Net increase (decrease) in net assets resulting from operations		$ 342,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,739	$ 346,772
Net realized gain (loss)	52,480	102,576
Change in net unrealized appreciation (depreciation)	107,629	32,312
Net increase (decrease) in net assets resulting from operations	342,848	481,660
Distributions to shareholders from net investment income	(178,304)	(337,680)
Distributions to shareholders from net realized gain	(69,099)	(75,325)
Total distributions	(247,403)	(413,005)
Share transactions - net increase (decrease)	1,687,335	541,069
Total increase (decrease) in net assets	1,782,780	609,724

Net Assets
Beginning of period	12,061,556	11,451,832
End of period (including undistributed net investment income of $11,775 and undistributed net investment income of $7,340, respectively)	$ 13,844,336	$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82
Income from Investment Operations
Net investment income (loss) D	.166	.351	.373	.445	.503	.537
Net realized and unrealized gain (loss)	.150	.137	.613	.325	(.012)	(.078)
Total from investment operations	.316	.488	.986	.770	.491	.459
Distributions from net investment income	(.161)	(.342)	(.366)	(.450)	(.521)	(.519)
Distributions from net realized gain	(.065)	(.076)	-	-	-	-
Total distributions	(.226)	(.418)	(.366)	(.450)	(.521)	(.519)
Net asset value, end of period	$ 11.83	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Total Return B,C	2.72%	4.32%	9.10%	7.39%	4.61%	4.31%
Ratios to Average Net Assets E,G
Expenses before reductions	.21% A	.28%	.36%	.45%	.48%	.49%
Expenses net of fee waivers, if any	.21% A	.27%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.21% A	.27%	.32%	.32%	.32%	.31%
Net investment income (loss)	2.83% A	3.06%	3.32%	4.16%	4.64%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6,335	$ 7,287	$ 11,355	$ 10,281	$ 8,954	$ 7,687
Portfolio turnover rate F	101% A	106%	165%	231% H	151%	174% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.167	.115
Net realized and unrealized gain (loss)	.143	.301
Total from investment operations	.310	.416
Distributions from net investment income	(.165)	(.116)
Distributions from net realized gain	(.065)	-
Total distributions	(.230)	(.116)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.67%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17% A
Expenses net of fee waivers, if any	.16% A	.17% A
Expenses net of all reductions	.16% A	.17% A
Net investment income (loss)	2.88% A	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,040	$ 1,533
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.173	.118
Net realized and unrealized gain (loss)	.142	.302
Total from investment operations	.315	.420
Distributions from net investment income	(.170)	(.120)
Distributions from net realized gain	(.065)	-
Total distributions	(.235)	(.120)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.71%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	2.97% A	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,798	$ 1,926
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.175	.118
Net realized and unrealized gain (loss)	.141	.303
Total from investment operations	.316	.421
Distributions from net investment income	(.171)	(.121)
Distributions from net realized gain	(.065)	-
Total distributions	(.236)	(.121)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.72%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	2.99% A	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 763	$ 682
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 29, 2012
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.175	.365	.359
Net realized and unrealized gain (loss)	.141	.139	.542
Total from investment operations	.316	.504	.901
Distributions from net investment income	(.171)	(.358)	(.351)
Distributions from net realized gain	(.065)	(.076)	-
Total distributions	(.236)	(.434)	(.351)
Net asset value, end of period	$ 11.82	$ 11.74	$ 11.67
Total Return B,C	2.72%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.12%	.22% A
Expenses net of all reductions	.05% A	.12%	.22% A
Net investment income (loss)	2.99% A	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 909	$ 634	$ 97
Portfolio turnover rate F	101% A	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transactions, deferred trustees compensation, and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 878,878
Gross unrealized depreciation	(6,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 872,867

Tax cost	$ 13,639,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $567,071 and $107,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Investor Class	$ 5,719.04
Fidelity Advantage Class	1,054.01
Institutional Class	248.00
	$ 7,021

* Annualized

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $33.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2013.

	Expense limitations	Reimbursement from adviser
Fidelity Advantage Class	.11%	$117

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011A
From net investment income
Investor Class	$ 96,488	$ 303,648
Fidelity Advantage Class	24,476	8,777
Institutional Class	35,611	9,197
Fidelity Advantage Institutional Class	10,860	3,164
Class F	10,869	12,894
Total	$ 178,304	$ 337,680
From net realized gain
Investor Class	$ 38,973	$ 73,706
Fidelity Advantage Class	9,226	-
Institutional Class	13,119	-
Fidelity Advantage Institutional Class	4,052	-
Class F	3,729	1,619
Total	$ 69,099	$ 75,325

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Investor Class
Shares sold	137,322	275,359	$ 1,618,599	$ 3,161,122
Reinvestment of distributions	11,358	32,181	133,436	369,327
Shares redeemed	(233,820)	(659,966)	(2,754,505)	(7,593,927)
Net increase (decrease)	(85,140)	(352,426)	$ (1,002,470)	$ (4,063,478)
Fidelity Advantage Class
Shares sold	155,553	135,511	$ 1,833,951	$ 1,566,401
Reinvestment of distributions	2,684	698	31,546	8,115
Shares redeemed	(31,804)	(5,582)	(374,414)	(64,717)
Net increase (decrease)	126,433	130,627	$ 1,491,083	$ 1,509,799
Institutional Class
Shares sold	90,855	170,966	$ 1,069,395	$ 1,981,134
Reinvestment of distributions	4,147	790	48,730	9,197
Shares redeemed	(22,508)	(7,632)	(264,907)	(88,922)
Net increase (decrease)	72,494	164,124	$ 853,218	$ 1,901,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Fidelity Advantage Institutional Class
Shares sold	15,432	60,598	$ 181,772	$ 701,033
Reinvestment of distributions	1,269	271	14,912	3,164
Shares redeemed	(10,233)	(2,795)	(120,677)	(32,564)
Net increase (decrease)	6,468	58,074	$ 76,007	$ 671,633
Class F
Shares sold	29,957	52,176	$ 352,918	$ 597,198
Reinvestment of distributions	1,242	1,263	14,598	14,513
Shares redeemed	(8,317)	(7,767)	(98,019)	(90,005)
Net increase (decrease)	22,882	45,672	$ 269,497	$ 521,706

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class F and Investor Class (formerly known as the retail class) of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The fund did not offer Fidelity Advantage Class, Institutional Class, or Fidelity Advantage Institutional Class as of December 31, 2010.)

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for all the periods shown, primarily because the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Board considered that, for the management fee comparisons shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 48% means that 52% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in January 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 22 basis points to 5 basis points. At that time, expenses were lowered from 32 basis points to 22 basis points for the retail class (which also changed its transfer agent fee) and from 22 basis points to 5 basis points for Class F. The Board also considered that it had approved an amendment (effective June 1, 2009) to the fund's management contract that reduced the fund's management fee rate from 32 basis points to 22 basis points. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that the current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Investor Class of the fund to limit total expenses for Investor Class of the fund to 22 basis points. The fees and expenses payable under this contractual arrangement may not be increased without the approval of the Board.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-USAN-0412
1.790948.108

Spartan®

U.S. Bond Index
Fund

Class F

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Investor Class	.21%
Actual		$ 1,000.00	$ 1,027.20	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.06
Fidelity Advantage Class	.16%
Actual		$ 1,000.00	$ 1,026.70	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.07	$ .81**
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,027.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,027.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,027.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If changes to contractual expense limitations, effective February 1, 2012, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Fidelity Advantage Class	.11%
Actual		$ .55
HypotheticalA		$ .55

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 72.6%	U.S. Government and U.S. Government Agency Obligations † 74.5%
AAA 3.2%	AAA 3.6%
AA 5.3%	AA 5.4%
A 8.8%	A 8.9%
BBB 8.7%	BBB 7.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets†† (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.8	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 20.6%		Corporate Bonds 19.4%
	U.S. Government and U.S. Government Agency Obligations 72.6%		U.S. Government and U.S. Government Agency Obligations † 74.5%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 2.3%		CMOs and Other Mortgage Related Securities 2.7%
	Municipal Bonds 0.8%		Municipal Bonds 0.8%
	Other Investments 2.3%		Other Investments 2.5%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets†† (0.1)%
* Foreign investments	6.6%	** Foreign investments	6.4%

† Includes FDIC Guaranteed Corporate Securities †† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/2111	$ 2,000	$ 2,408
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,808
6.3% 3/1/38	7,045	9,727
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,165
5.3% 9/15/19	2,000	2,270
		16,970
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,353
Comcast Corp.:
4.95% 6/15/16	1,862	2,105
5.7% 5/15/18	2,940	3,473
5.7% 7/1/19	8,500	10,115
6.4% 3/1/40	1,000	1,277
6.55% 7/1/39	3,000	3,808
6.95% 8/15/37	6,700	8,833
COX Communications, Inc. 4.625% 6/1/13	4,425	4,638
Discovery Communications LLC 5.05% 6/1/20	3,200	3,668
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,412
6.4% 4/30/40	3,000	3,753
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,800
News America, Inc.:
5.3% 12/15/14	868	964
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	4,553
6.9% 3/1/19	2,110	2,566
6.9% 8/15/39	2,000	2,479
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,408
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,458
5.85% 5/1/17	5,801	6,827
6.2% 7/1/13	2,302	2,465
6.75% 7/1/18	1,162	1,428
7.3% 7/1/38	4,000	5,131
8.75% 2/14/19	2,368	3,131
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
4% 1/15/22	$ 1,000	$ 1,061
5.875% 11/15/16	2,131	2,520
6.5% 11/15/36	5,724	6,985
Viacom, Inc.:
4.375% 9/15/14	2,000	2,163
5.625% 9/15/19	1,000	1,175
6.125% 10/5/17	5,420	6,462
6.75% 10/5/37	1,865	2,406
Walt Disney Co.:
1.125% 2/15/17	2,760	2,737
2.55% 2/15/22	2,810	2,785
5.5% 3/15/19	2,000	2,425
		125,828
Multiline Retail - 0.1%
Target Corp.:
3.875% 7/15/20	3,000	3,309
5.875% 7/15/16	2,100	2,489
7% 1/15/38	3,100	4,402
		10,200
Specialty Retail - 0.2%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,432
5.875% 12/16/36	4,700	5,867
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,254
5.8% 4/15/40	2,000	2,414
Staples, Inc. 9.75% 1/15/14	10,000	11,468
		29,435
TOTAL CONSUMER DISCRETIONARY		184,841
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,542
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,025
4.125% 1/15/15	5,700	6,212
5.375% 1/15/20	1,500	1,788
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
8.2% 1/15/39	$ 2,800	$ 4,390
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,072
5.75% 10/23/17	5,185	6,264
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,167
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,948
4.875% 11/1/40	2,300	2,618
7.9% 11/1/18	6,000	8,186
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,870
3.15% 11/15/20	3,700	3,937
		73,019
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,162
6.125% 9/15/39	1,000	1,247
Kroger Co. 3.9% 10/1/15	9,000	9,825
Safeway, Inc. 5% 8/15/19	1,000	1,082
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,173
3.2% 5/15/14	10,000	10,588
5.625% 4/1/40	2,000	2,527
5.625% 4/15/41	4,600	5,809
6.5% 8/15/37	8,275	11,241
		56,654
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,386
General Mills, Inc. 5.65% 2/15/19	13,501	16,167
Kellogg Co.:
3.25% 5/21/18	2,800	2,944
4.45% 5/30/16	2,000	2,231
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,287
6.125% 2/1/18	5,497	6,591
6.75% 2/19/14	535	593
6.875% 2/1/38	5,250	6,955
		48,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	$ 5,200	$ 5,117
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,178
2.3% 2/6/22	4,700	4,634
3.15% 9/1/15	4,500	4,857
		19,786
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,256
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,262
4.875% 5/16/13	8,937	9,418
5.65% 5/16/18	6,789	8,142
6.375% 5/16/38	1,450	1,913
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,454
7.25% 6/15/37	7,220	8,659
		42,104
TOTAL CONSUMER STAPLES		239,717
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,375
Halliburton Co.:
6.15% 9/15/19	2,000	2,425
7.45% 9/15/39	1,500	2,196
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,696
3.05% 3/1/16	1,020	1,056
4.625% 3/1/21	1,340	1,457
5.25% 3/15/42	3,100	3,272
Rowan Companies, Inc. 7.875% 8/1/19	500	595
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,817
5.15% 3/15/13	2,255	2,333
7% 3/15/38	5,580	6,665
		28,887
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.:
5.75% 6/15/14	$ 5,000	$ 5,446
6.45% 9/15/36	2,675	3,270
Apache Corp. 5.1% 9/1/40	3,000	3,499
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,104
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,637
5.7% 5/15/17	1,148	1,374
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,722
ConocoPhillips:
4.6% 1/15/15	3,000	3,330
5.75% 2/1/19	2,902	3,571
6.5% 2/1/39	7,529	10,621
Devon Energy Corp. 5.625% 1/15/14	2,321	2,527
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,028
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,284
5.875% 12/15/16	1,000	1,149
6.5% 4/15/18	1,000	1,180
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,104
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,888
4.6% 8/1/12	5,000	5,079
4.85% 8/15/42	2,500	2,522
5.6% 10/15/14	1,937	2,134
5.65% 4/1/13	690	724
5.7% 2/15/42	2,000	2,258
6.65% 4/15/18	2,000	2,396
7.55% 4/15/38	2,000	2,679
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,196
EQT Corp. 8.125% 6/1/19	1,000	1,186
Hess Corp. 5.6% 2/15/41	3,400	3,944
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,280
5.625% 9/1/41	1,000	1,041
6.55% 9/15/40	3,000	3,434
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,493
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,037
5.125% 3/1/21	1,000	1,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.: - continued
6.5% 3/1/41	$ 1,000	$ 1,128
Nexen, Inc.:
5.2% 3/10/15	900	977
5.875% 3/10/35	3,710	3,999
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,026
3.125% 2/15/22	2,000	2,070
Petro-Canada:
6.05% 5/15/18	3,650	4,419
6.8% 5/15/38	8,445	11,359
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	15,040
Petroleos Mexicanos 4.875% 1/24/22 (b)	15,660	16,365
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,124
5.75% 1/15/20	1,000	1,159
6.125% 1/15/17	1,795	2,070
6.65% 1/15/37	2,795	3,381
Shell International Finance BV:
1.875% 3/25/13	7,000	7,116
6.375% 12/15/38	4,200	5,869
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,285
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,578
5.1% 8/17/40	2,000	2,377
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,719
6.85% 6/1/39	2,000	2,708
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,451
Total Capital International SA 2.875% 2/17/22	4,175	4,249
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,072
6.1% 6/1/40	6,700	8,733
Valero Energy Corp. 6.625% 6/15/37	5,420	6,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,733	$ 1,939
5.65% 4/1/16	1,189	1,403
		242,368
TOTAL ENERGY		271,255
FINANCIALS - 7.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,286
BlackRock, Inc. 4.25% 5/24/21	6,500	7,046
Goldman Sachs Group, Inc.:
3.625% 2/7/16	5,000	5,019
3.7% 8/1/15	7,848	8,005
5.25% 10/15/13	1,500	1,571
5.25% 7/27/21	4,500	4,506
5.625% 1/15/17	7,000	7,377
6% 6/15/20	1,650	1,754
6.15% 4/1/18	1,951	2,115
6.25% 2/1/41	2,000	2,061
6.75% 10/1/37	14,510	14,518
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,623
Lazard Group LLC:
6.85% 6/15/17	3,804	4,135
7.125% 5/15/15	1,364	1,470
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,307
6.875% 4/25/18	6,991	7,610
Morgan Stanley:
2.875% 1/24/14	5,000	4,966
2.875% 7/28/14	1,000	993
4.2% 11/20/14	7,250	7,277
4.75% 4/1/14	4,287	4,337
5.45% 1/9/17	236	243
5.5% 7/28/21	1,000	990
5.625% 9/23/19	2,000	1,999
5.75% 1/25/21	5,000	4,955
5.95% 12/28/17	5,745	5,966
6% 5/13/14	3,242	3,397
6% 4/28/15	5,666	5,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 5,055	$ 5,360
7.3% 5/13/19	3,000	3,237
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,547
4.875% 3/16/15	5,000	5,190
6.125% 1/11/21	3,700	4,019
State Street Corp. 2.875% 3/7/16	3,340	3,488
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,988
2.3% 7/28/16	1,000	1,028
5.45% 5/15/19	2,000	2,299
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,300
3.875% 1/15/15	2,000	2,074
5.75% 4/25/18	1,700	1,878
5.875% 12/20/17	3,500	3,883
		177,786
Commercial Banks - 1.8%
American Express Bank FSB 6% 9/13/17	615	721
Bank of America NA:
5.3% 3/15/17	3,500	3,558
6% 10/15/36	2,419	2,333
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,111
4.375% 1/13/21	1,000	1,097
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,841
5.2% 7/10/14	2,000	2,124
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,554
BNP Paribas:
2.125% 12/21/12	2,000	2,006
3.6% 2/23/16	10,380	10,456
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,013
Comerica, Inc. 3% 9/16/15	1,268	1,313
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	8,013
6% 2/15/18	15,651	16,486
European Investment Bank 1.75% 3/15/17	5,000	5,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 11,745
5% 4/11/22	6,170	6,515
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,113
4.5% 6/1/18	824	854
8.25% 3/1/38	2,079	2,663
Fifth Third Bank 4.75% 2/1/15	3,422	3,610
HSBC Holdings PLC:
4.875% 1/14/22	10,100	10,940
5.1% 4/5/21	2,800	3,064
6.5% 9/15/37	10,000	11,004
Inter-American Development Bank 1.125% 3/15/17	17,100	17,077
JPMorgan Chase Bank 6% 10/1/17	7,075	7,940
KeyBank NA 5.8% 7/1/14	1,109	1,200
KeyCorp. 3.75% 8/13/15	7,000	7,377
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,747
6.7% 6/10/19	2,500	3,090
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,000
4.5% 1/11/21	1,000	1,050
5.25% 5/24/41	3,000	3,164
Regions Bank 7.5% 5/15/18	2,000	2,180
Royal Bank of Canada 2.3% 7/20/16	3,000	3,073
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,237
2.5% 7/14/16	1,200	1,246
U.S. Bancorp:
3.15% 3/4/15	5,000	5,291
4.125% 5/24/21	3,000	3,300
UnionBanCal Corp. 5.25% 12/16/13	656	680
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,508
6.6% 1/15/38	10,000	12,149
Wachovia Corp.:
5.5% 5/1/13	14,000	14,755
5.625% 10/15/16	3,367	3,785
5.75% 6/15/17	2,905	3,376
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,915
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.:
1.85% 12/9/13	$ 9,800	$ 9,898
4.875% 11/19/19	3,700	3,968
		248,166
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,690
8.15% 3/19/38	8,500	12,564
American Express Credit Corp. 2.75% 9/15/15	5,000	5,202
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,468
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,216
7.375% 5/23/14	1,578	1,756
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,229
2.75% 6/24/15	1,500	1,585
Discover Financial Services:
6.45% 6/12/17	2,263	2,484
10.25% 7/15/19	1,000	1,275
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,406
2.95% 5/9/16	11,691	12,229
3.5% 6/29/15	12,081	12,873
4.65% 10/17/21	2,000	2,174
5.625% 9/15/17	7,044	8,122
5.625% 5/1/18	15,000	17,319
6.375% 11/15/67 (e)	9,000	9,135
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,050
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,556
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,024
Toyota Motor Credit Corp.:
1% 2/17/15	1,600	1,598
2.05% 1/12/17	9,000	9,179
		143,134
Diversified Financial Services - 2.3%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,020
5% 5/13/21	4,000	3,982
5.75% 12/1/17	5,855	6,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp. - continued
5.875% 1/5/21	$ 6,640	$ 6,987
6.5% 8/1/16	15,000	16,216
BB&T Corp. 2.05% 4/28/14	2,000	2,041
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,002
3.125% 10/1/15	2,500	2,677
3.875% 3/10/15	2,000	2,169
4.5% 10/1/20	2,000	2,256
4.75% 3/10/19	1,000	1,138
Capital One Capital V 10.25% 8/15/39	3,557	3,708
Capital One Capital VI 8.875% 5/15/40	1,000	1,032
Citigroup, Inc.:
2.65% 3/2/15	13,899	13,904
3.953% 6/15/16	1,450	1,499
4.45% 1/10/17	5,000	5,278
4.75% 5/19/15	15,244	16,154
5.875% 1/30/42	4,500	4,784
6.125% 5/15/18	5,731	6,402
6.5% 8/19/13	6,095	6,459
8.125% 7/15/39	8,000	10,435
8.5% 5/22/19	2,000	2,481
CME Group, Inc. 5.75% 2/15/14	501	548
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,068
3.875% 8/18/14	5,000	5,223
Export Development Canada 1.25% 10/27/15	3,000	3,057
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,502
6.375% 5/15/38	7,218	9,919
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,545
3.4% 6/24/15	10,710	11,268
3.7% 1/20/15	5,000	5,309
4.35% 8/15/21	2,000	2,098
4.5% 1/24/22	13,000	13,809
4.625% 5/10/21	1,500	1,594
4.65% 6/1/14	4,000	4,295
5.5% 10/15/40	5,700	6,145
5.6% 7/15/41	1,500	1,664
6.3% 4/23/19	10,000	11,753
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW:
1% 1/12/15	$ 38,700	$ 38,887
1.875% 1/14/13	3,100	3,136
4% 1/27/20	3,000	3,393
4.875% 6/17/19	25,000	29,744
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,034
3.875% 9/16/15	4,000	4,366
TECO Finance, Inc. 4% 3/15/16	2,875	3,042
		313,153
Insurance - 0.8%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,595
Allstate Corp.:
5.95% 4/1/36	3,100	3,698
6.2% 5/16/14	4,000	4,443
7.45% 5/16/19	3,000	3,807
American International Group, Inc.:
3.65% 1/15/14	3,700	3,767
4.875% 9/15/16	5,400	5,680
5.05% 10/1/15	3,000	3,168
5.85% 1/16/18	2,000	2,157
6.4% 12/15/20	2,900	3,233
8.25% 8/15/18	4,000	4,792
Aon Corp. 3.125% 5/27/16	8,000	8,257
Assurant, Inc. 5.625% 2/15/14	1,894	2,006
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	588
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,045
MetLife, Inc.:
2.375% 2/6/14	3,000	3,081
5% 6/15/15	1,153	1,277
5.875% 2/6/41	2,400	2,933
7.717% 2/15/19	9,000	11,461
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,262
5.4% 6/13/35	447	459
5.5% 3/15/16	421	471
5.625% 5/12/41	2,000	2,144
5.7% 12/14/36	380	409
6.2% 1/15/15	1,340	1,485
6.2% 11/15/40	2,400	2,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc. - continued
7.375% 6/15/19	$ 3,000	$ 3,712
8.875% 6/15/38 (e)	2,944	3,518
The Chubb Corp.:
5.75% 5/15/18	4,175	5,009
6.5% 5/15/38	3,510	4,679
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,699
		112,592
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	542
HRPT Properties Trust:
5.75% 11/1/15	881	921
6.25% 6/15/17	1,221	1,304
6.65% 1/15/18	612	659
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,177
		4,603
Real Estate Management & Development - 0.4%
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,219
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,002
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,087
Duke Realty LP:
5.4% 8/15/14	5,172	5,520
5.95% 2/15/17	630	697
6.25% 5/15/13	1,000	1,052
6.5% 1/15/18	1,000	1,133
ERP Operating LP:
4.625% 12/15/21	5,700	6,105
5.5% 10/1/12	3,403	3,492
Liberty Property LP:
4.75% 10/1/20	1,000	1,033
5.125% 3/2/15	840	891
5.5% 12/15/16	1,000	1,095
Regency Centers LP:
5.25% 8/1/15	2,113	2,275
5.875% 6/15/17	1,046	1,169
Simon Property Group LP:
2.8% 1/30/17	4,700	4,887
4.125% 12/1/21	3,200	3,457
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	5,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,408	$ 5,019
6.15% 11/15/15	24	27
		50,161
TOTAL FINANCIALS		1,049,595
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,172
2.5% 11/15/16	2,000	2,065
3.875% 11/15/21	9,600	9,973
5.15% 11/15/41	9,700	10,131
5.85% 6/1/17	2,928	3,450
		28,791
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,398
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,453
4.125% 3/15/21	2,800	3,103
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,062
		10,016
Health Care Providers & Services - 0.4%
Aetna, Inc. 4.125% 6/1/21	7,000	7,613
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	5,093	5,134
3.9% 2/15/22 (b)	10,400	10,631
CIGNA Corp. 4% 2/15/22	4,600	4,795
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,963
6.3% 8/15/14	3,584	3,923
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,024
6.25% 6/15/14	2,000	2,202
7.25% 6/15/19	2,000	2,485
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
5% 12/15/14	$ 7,200	$ 7,852
5.8% 8/15/40	4,000	4,907
		55,555
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,129
Pharmaceuticals - 0.6%
Abbott Laboratories 4.125% 5/27/20	9,500	10,845
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,491
6.45% 9/15/37	3,250	4,398
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,524
Hospira, Inc. 6.4% 5/15/15	2,000	2,201
Johnson & Johnson:
1.2% 5/15/14	4,700	4,782
4.85% 5/15/41	4,260	5,015
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,041
3.875% 1/15/21	1,000	1,123
4% 6/30/15	3,000	3,315
5% 6/30/19	5,970	7,150
5.85% 6/30/39	1,000	1,315
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,787
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,547
6.2% 3/15/19	4,000	5,048
7.2% 3/15/39	5,400	8,125
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,081
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,068
6.125% 8/15/19	1,000	1,172
Wyeth 5.5% 2/1/14	5,400	5,904
		90,932
TOTAL HEALTH CARE		186,423
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	$ 4,500	$ 4,687
General Dynamics Corp. 2.25% 7/15/16	2,400	2,499
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,730
5.4% 3/15/16	3,400	3,935
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,052
4.85% 9/15/41	2,700	2,888
Raytheon Co.:
1.625% 10/15/15	1,000	1,018
3.125% 10/15/20	2,000	2,076
4.875% 10/15/40	1,000	1,113
The Boeing Co.:
5% 3/15/14	3,000	3,275
6% 3/15/19	1,000	1,244
6.875% 3/15/39	3,300	4,827
United Technologies Corp.:
4.5% 4/15/20	4,000	4,638
5.7% 4/15/40	2,000	2,565
6.125% 2/1/19	4,000	4,948
		44,495
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,158
6.2% 1/15/38	2,500	3,394
		7,552
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,580	2,709
6.9% 7/2/19	681	725
		3,434
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,617
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	632
6% 10/15/17	2,902	3,515
6.55% 10/15/37	4,250	5,697
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.:
1.3% 6/23/14	$ 2,900	$ 2,943
3.9% 6/23/21	2,900	3,204
General Electric Co. 5.25% 12/6/17	18,540	21,885
Tyco International Ltd./Tyco International Finance SA 6.875% 1/15/21	1,600	2,011
		39,887
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,323
5.3% 9/15/35	7,000	8,001
Deere & Co.:
4.375% 10/16/19	3,000	3,457
5.375% 10/16/29	1,000	1,226
		16,007
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,688
Burlington Northern Santa Fe LLC 3.05% 3/15/22	10,000	9,965
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,072
CSX Corp. 7.375% 2/1/19	10,000	12,603
Norfolk Southern Corp.:
3.25% 12/1/21	5,000	5,152
5.75% 1/15/16	10,000	11,579
Union Pacific Corp. 4.75% 9/15/41	2,800	3,049
		53,108
TOTAL INDUSTRIALS		169,100
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,189
4.45% 1/15/20	2,000	2,318
4.95% 2/15/19	3,479	4,104
5.9% 2/15/39	12,416	15,695
Nokia Corp.:
5.375% 5/15/19	1,000	1,011
6.625% 5/15/39	1,000	1,032
		27,349
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	$ 2,000	$ 2,195
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,047
4.3% 6/1/21	2,780	2,911
4.75% 6/2/14	8,300	8,919
6% 9/15/41	1,500	1,734
		17,806
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,134
6% 10/1/12	3,840	3,957
6.55% 10/1/17	2,338	2,762
7.125% 10/1/37	2,475	3,297
		13,150
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	4,720	4,808
3.625% 5/19/21	3,780	4,183
		8,991
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,212
1.95% 7/22/16	1,500	1,551
7.625% 10/15/18	13,000	17,611
		30,374
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
4.5% 5/15/21	4,000	4,081
5.5% 5/15/12	1,586	1,600
5.625% 12/15/19	1,000	1,102
8.25% 5/15/14	3,902	4,382
		12,230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	$ 2,000	$ 2,119
2.95% 6/1/14	2,000	2,114
4.2% 6/1/19	2,000	2,312
5.3% 2/8/41	1,500	1,904
Oracle Corp.:
5.375% 7/15/40	4,000	4,854
5.75% 4/15/18	7,400	9,074
		22,377
TOTAL INFORMATION TECHNOLOGY		132,277
MATERIALS - 1.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,130
Dow Chemical Co.:
4.125% 11/15/21	5,000	5,319
4.85% 8/15/12	10,000	10,177
5.9% 2/15/15	2,500	2,822
7.6% 5/15/14	3,000	3,410
8.55% 5/15/19	2,358	3,136
9.4% 5/15/39	3,000	4,807
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,280
3.625% 1/15/21	5,000	5,473
4.625% 1/15/20	3,000	3,482
Lubrizol Corp. 8.875% 2/1/19	919	1,255
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,094
3.75% 9/30/15	2,000	2,160
4.875% 3/30/20	1,500	1,734
5.625% 12/1/40	1,800	2,252
Praxair, Inc.:
2.45% 2/15/22	4,650	4,597
3.25% 9/15/15	3,200	3,447
		63,575
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	$ 3,000	$ 3,293
6.8% 8/1/19	3,000	3,591
		6,884
Metals & Mining - 0.7%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,593
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,923
7% 10/15/39	4,400	4,338
9.85% 6/1/19	2,000	2,425
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,287
5.125% 3/29/12	1,957	1,963
5.5% 4/1/14	2,500	2,746
6.5% 4/1/19	2,500	3,146
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,099
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,133
6.25% 10/1/39	1,600	1,971
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,248
3.75% 9/20/21	3,200	3,411
5.2% 11/2/40	1,000	1,167
6.5% 7/15/18	1,398	1,751
7.125% 7/15/28	2,000	2,703
8.95% 5/1/14	4,000	4,670
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,204
5.2% 3/1/42	5,200	5,283
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,048
6.25% 1/23/17	9,395	10,850
		94,959
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,524
TOTAL MATERIALS		179,922
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,560	$ 2,760
AT&T, Inc.:
2.4% 8/15/16	12,800	13,337
5.55% 8/15/41	5,200	6,091
5.8% 2/15/19	4,000	4,828
6.3% 1/15/38	838	1,034
6.7% 11/15/13	1,162	1,278
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,280
British Telecommunications PLC 9.625% 12/15/30	4,515	6,859
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,251
6.45% 6/15/21	5,250	5,557
7.6% 9/15/39	2,500	2,560
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,552
5.875% 8/20/13	10,000	10,651
6.75% 8/20/18	3,595	4,364
France Telecom SA:
2.125% 9/16/15	1,000	1,017
5.375% 7/8/19	4,000	4,542
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,377
5.875% 8/15/12	968	991
6.15% 9/15/34	5,270	6,288
6.45% 6/15/34	11,795	14,448
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,206
5.25% 10/1/15	4,571	4,617
6.999% 6/4/18	1,776	1,829
7.175% 6/18/19	6,000	6,195
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,874
4.949% 1/15/15	3,000	3,107
5.462% 2/16/21	2,700	2,715
5.877% 7/15/19	2,000	2,084
6.421% 6/20/16	1,151	1,240
7.045% 6/20/36	2,600	2,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.25% 11/3/14	$ 8,400	$ 8,510
2% 11/1/16	9,600	9,814
4.75% 11/1/41	1,000	1,069
6.25% 4/1/37	3,121	3,826
6.35% 4/1/19	6,000	7,423
6.9% 4/15/38	6,025	7,957
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,835
		174,123
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 11/15/37	8,365	10,082
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,657
4.75% 10/1/14	4,500	4,903
5.875% 10/1/19	2,905	3,379
6.35% 3/15/40	1,000	1,178
6.375% 3/1/41	2,100	2,523
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,558
8.5% 11/15/18	3,486	4,840
Vodafone Group PLC:
2.875% 3/16/16	440	465
3.375% 11/24/15	1,000	1,076
5% 12/16/13	2,275	2,441
5.45% 6/10/19	6,000	7,133
		45,235
TOTAL TELECOMMUNICATION SERVICES		219,358
UTILITIES - 1.6%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	3,850	4,571
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,812
AmerenUE 6.4% 6/15/17	2,959	3,563
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,358
8.875% 11/15/18	2,000	2,663
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
1.625% 1/15/14	$ 6,418	$ 6,521
3.4% 9/1/21	1,000	1,051
5.8% 3/15/18	9,945	11,788
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,120
6% 1/15/38	3,450	4,525
Duke Energy Corp. 3.95% 9/15/14	4,500	4,830
Edison International 3.75% 9/15/17	3,000	3,189
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,726
6.8% 8/15/39	3,500	4,088
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,838
Nevada Power Co. 6.5% 8/1/18	1,555	1,903
Northern States Power Co. 5.25% 3/1/18	10,500	12,435
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,750
PacifiCorp 6% 1/15/39	6,193	8,007
Pennsylvania Electric Co. 6.05% 9/1/17	757	870
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,104
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,925
6% 12/1/39	3,200	4,018
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,107
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,639
Southern California Edison Co. 4.5% 9/1/40	7,190	7,869
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,704
6.55% 5/15/36	5,500	7,060
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,820
6% 5/15/37	2,000	2,577
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,506
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,154
		150,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	$ 1,200	$ 1,236
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	496
		1,732
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,207
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,627
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,565
		11,399
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,349
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,277
5.5% 12/1/39	2,500	3,055
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,032
2.8793% 9/30/66 (e)	1,000	851
4.9% 8/1/41	2,000	2,219
7.5% 6/30/66 (e)	1,000	1,058
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,451
5.875% 10/1/12	2,893	2,975
6.5% 9/15/37	7,605	9,837
National Grid PLC 6.3% 8/1/16	1,463	1,699
NiSource Finance Corp.:
5.25% 9/15/17	835	929
5.4% 7/15/14	1,334	1,455
5.45% 9/15/20	5,111	5,768
6.25% 12/15/40	2,453	2,817
6.4% 3/15/18	1,532	1,810
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,103
Sempra Energy:
6% 10/15/39	1,000	1,246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,563
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,334
		53,828
TOTAL UTILITIES		217,050
TOTAL NONCONVERTIBLE BONDS (Cost $2,558,823)		2,849,538
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 3.8%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
0.5% 8/9/13	9,861	9,887
0.875% 8/28/14	68,669	69,480
1.75% 2/22/13	22,745	23,073
3.625% 2/12/13	55,295	57,062
Federal Farm Credit Bank 3% 9/22/14	50,000	53,050
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,096
0.375% 1/29/14	20,085	20,077
5% 11/17/17	33,300	40,172
Freddie Mac:
0.75% 3/28/13	31,355	31,525
1% 8/27/14	13,211	13,384
1.75% 9/10/15	20,385	21,196
2.375% 1/13/22	13,000	12,969
3.75% 3/27/19	2,300	2,619
4.875% 6/13/18	66,960	80,729
6.25% 7/15/32	7,700	11,039
6.75% 3/15/31	26,000	38,562
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,983
5.375% 4/1/56	5,395	7,015
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		526,918
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
3.125% 11/15/41	$ 33,520	$ 33,714
3.5% 2/15/39	12,115	13,156
3.75% 8/15/41	19,280	21,823
3.875% 8/15/40	30,080	34,799
4.25% 5/15/39	26,000	31,976
4.25% 11/15/40	811	998
4.375% 2/15/38	8,200	10,262
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,040
4.375% 5/15/41	65,065	81,758
4.5% 2/15/36	18,000	22,843
4.5% 5/15/38	15,000	19,139
4.5% 8/15/39	39,000	49,841
4.625% 2/15/40	21,500	28,034
4.75% 2/15/37	11,000	14,486
4.75% 2/15/41	54,830	72,967
5% 5/15/37	11,000	15,000
5.375% 2/15/31	68,260	95,009
6.25% 5/15/30	86,360	130,606
8% 11/15/21	75,392	116,881
8.75% 5/15/17	8,000	11,199
8.875% 8/15/17	5,000	7,113
8.875% 2/15/19	6,960	10,483
9% 11/15/18	4,000	6,003
9.125% 5/15/18	3,000	4,444
U.S. Treasury Notes:
0.125% 8/31/13	175,690	175,319
0.125% 9/30/13	116,470	116,197
0.125% 12/31/13	151,950	151,481
0.25% 10/31/13	112,680	112,627
0.25% 11/30/13	152,110	152,015
0.25% 1/31/14	89,260	89,180
0.25% 2/28/14	160,010	159,847
0.25% 9/15/14	16,970	16,912
0.25% 12/15/14	240	239
0.25% 2/15/15	79,040	78,651
0.375% 6/30/13	112,180	112,368
0.375% 7/31/13	161,460	161,731
0.375% 11/15/14	11,080	11,072
0.5% 8/15/14	17,980	18,036
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 12/15/13	$ 980	$ 988
0.875% 11/30/16	43,120	43,235
0.875% 12/31/16	12,063	12,086
0.875% 1/31/17	71,280	71,352
0.875% 2/28/17	124,110	124,129
1% 7/15/13	19,000	19,194
1% 8/31/16	100,010	101,049
1% 9/30/16	46,030	46,480
1% 10/31/16	86,750	87,550
1.25% 3/15/14	330	336
1.25% 4/15/14	653	666
1.25% 8/31/15	92,000	94,286
1.25% 9/30/15	6,000	6,146
1.25% 10/31/15	39,660	40,614
1.375% 3/15/13	128,640	130,193
1.375% 9/30/18	25,650	25,774
1.375% 2/28/19	100,240	100,099
1.5% 12/31/13	1,300	1,329
1.5% 6/30/16	86,270	89,094
1.5% 7/31/16	31,340	32,359
1.5% 8/31/18	42,320	42,915
1.75% 4/15/13	38,850	39,515
1.75% 1/31/14	13,759	14,138
1.75% 3/31/14	950	978
1.75% 7/31/15	53,000	55,190
1.75% 5/31/16	13,840	14,446
1.75% 10/31/18	10	10
1.875% 2/28/14	1,660	1,711
1.875% 4/30/14	23,821	24,610
1.875% 6/30/15	79,000	82,555
1.875% 8/31/17	25,000	26,156
1.875% 10/31/17	13,000	13,588
2% 4/30/16	49,100	51,735
2% 11/15/21	11,880	11,936
2% 2/15/22	14,280	14,305
2.125% 5/31/15	98,000	103,145
2.125% 12/31/15	18,710	19,787
2.125% 2/29/16	145,700	154,180
2.125% 8/15/21	104,050	106,099
2.25% 5/31/14	20,570	21,446
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/16	$ 54,000	$ 57,459
2.25% 11/30/17	11,000	11,729
2.375% 2/28/15	9,084	9,603
2.375% 7/31/17	25,000	26,832
2.5% 3/31/15	52,000	55,230
2.5% 4/30/15	50,580	53,789
2.5% 6/30/17	2,000	2,160
2.625% 6/30/14	31,801	33,480
2.625% 7/31/14	11,830	12,473
2.625% 12/31/14	49,640	52,700
2.625% 2/29/16	13,600	14,663
2.625% 4/30/18	10,200	11,093
2.625% 8/15/20	141,000	151,355
2.625% 11/15/20	94,180	100,890
2.75% 11/30/16	25,000	27,240
2.75% 12/31/17	3,000	3,283
3% 8/31/16	12,402	13,627
3% 9/30/16	22,000	24,198
3.125% 10/31/16	23,900	26,441
3.125% 5/15/21	50,876	56,468
3.25% 5/31/16	14,200	15,705
3.25% 12/31/16	25,000	27,854
3.375% 11/15/19	27,740	31,476
3.5% 2/15/18	4,000	4,550
3.5% 5/15/20	81,800	93,642
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	68,773
3.625% 2/15/21	39,800	45,919
3.875% 5/15/18	8,000	9,304
4% 2/15/14	11,600	12,436
4% 2/15/15	9,600	10,602
4% 8/15/18	22,000	25,823
4.125% 5/15/15	19,300	21,532
4.25% 8/15/13	5,600	5,925
4.25% 11/15/13	12,007	12,816
4.25% 11/15/17	16,000	18,839
4.5% 5/15/17	13,000	15,363
4.625% 11/15/16	15,000	17,634
4.625% 2/15/17	14,000	16,547
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 8/15/17	$ 14,000	$ 16,809
5.125% 5/15/16	13,100	15,502
TOTAL U.S. TREASURY OBLIGATIONS		5,255,554
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,463,363)		5,782,472
U.S. Government Agency - Mortgage Securities - 30.8%

Fannie Mae - 20.5%
2.298% 11/1/34 (e)	24,905	26,247
3.107% 4/1/41 (e)	19,903	20,683
4% 12/1/13 to 11/1/41	571,503	604,197
4% 3/1/27 (d)	51,700	54,755
4% 3/1/27 (d)	33,000	34,950
4% 10/1/41	348	368
4% 3/1/42 (d)	123,100	129,557
4% 3/1/42 (d)	53,000	55,780
4.5% 4/1/18 to 11/1/41	572,073	611,879
4.5% 3/1/27 (d)	13,200	14,124
4.5% 3/1/27 (d)	3,000	3,210
4.5% 3/1/42 (d)	46,300	49,345
4.5% 3/1/42 (d)	200	213
4.5% 3/1/42 (d)	15,000	15,987
4.513% 11/1/34 (e)	4,136	4,358
5% 12/1/17 to 4/1/41	385,333	416,177
5% 3/1/27 (d)	7,000	7,546
5% 3/1/27 (d)	2,000	2,156
5% 3/1/42 (d)	8,000	8,640
5% 3/1/42 (d)	6,400	6,912
5% 3/1/42 (d)	14,000	15,120
5.5% 12/1/13 to 6/1/40	312,786	341,217
5.5% 3/1/27 (d)	3,000	3,263
5.5% 3/1/27 (d)	1,000	1,088
5.5% 3/1/42 (d)	8,000	8,716
5.5% 3/1/42 (d)	12,000	13,075
6% 8/1/22 to 4/1/40	239,556	264,718
6% 3/1/42 (d)	9,000	9,903
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/42 (d)	$ 8,000	$ 8,803
6.5% 5/1/31 to 9/1/38	89,768	100,904
6.5% 3/1/42 (d)	5,000	5,608
6.5% 3/1/42 (d)	3,000	3,365
TOTAL FANNIE MAE		2,842,864
Freddie Mac - 3.3%
1.97% 3/1/36 (e)	10,732	11,017
2.357% 12/1/35 (e)	9,571	10,098
4% 10/1/40 to 10/1/41	71,852	75,667
4% 3/1/42 (d)	21,300	22,344
4.5% 6/1/25 to 10/1/41	90,711	96,912
4.83% 3/1/35 (e)	9,877	10,463
5% 4/1/23 to 9/1/40	86,891	94,082
5% 3/1/42 (d)	20,900	22,506
5.461% 9/1/37 (e)	4,101	4,370
5.5% 1/1/36 to 12/1/39	85,650	92,876
6% 4/1/32 to 8/1/37	5,998	6,668
6.5% 8/1/36 to 12/1/37	3,627	4,049
11.75% 9/1/13	1	1
TOTAL FREDDIE MAC		451,053
Ginnie Mae - 7.0%
4% 1/15/25 to 12/15/41	147,791	159,609
4% 7/15/41	495	535
4% 3/1/42 (d)	41,300	44,479
4% 3/1/42 (d)	25,000	26,925
4.5% 9/15/33 to 10/15/41	289,670	316,695
4.5% 3/1/42 (d)	6,100	6,650
4.5% 3/1/42 (d)	9,000	9,811
5% 3/15/39 to 9/15/41	182,755	203,391
5% 3/1/42 (d)	12,400	13,696
5% 3/1/42 (d)	4,000	4,418
5.5% 10/15/35 to 4/15/41	80,090	89,287
5.5% 3/1/42 (d)	2,000	2,227
5.5% 3/1/42 (d)	3,000	3,341
6% 5/20/34 to 12/15/40	50,700	56,931
6% 3/1/42 (d)	3,000	3,373
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 3/1/42 (d)	$ 2,000	$ 2,249
6.5% 8/20/36 to 2/15/39	20,719	23,540
TOTAL GINNIE MAE		967,157
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,129,171)		4,261,074
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,251
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,218
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,096
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,087
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,796
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	854	786
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (e)	17	17
Series 2007-6 Class 2A1, 0.304% 7/25/37 (e)	88	87
TOTAL ASSET-BACKED SECURITIES (Cost $24,863)		25,338
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	312
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (b)(e)	14	14
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	2,154	2,268
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	647
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,189)		3,302
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (e)	$ 1,240	$ 1,323
Series 2006-5:
Class A2, 5.317% 9/10/47	4,161	4,224
Class A3, 5.39% 9/10/47	1,768	1,868
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,705
Series 2007-4 Class A3, 5.9813% 2/10/51 (e)	1,265	1,344
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	149
Series 2007-3:
Class A3, 5.8426% 6/10/49 (e)	2,118	2,220
Class A4, 5.8426% 6/10/49 (e)	2,643	2,921
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,130
Series 2004-2:
Class A3, 4.05% 11/10/38	174	177
Class A4, 4.153% 11/10/38	1,608	1,670
Series 2005-1 Class A3, 4.877% 11/10/42	526	526
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	711
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	118	118
Class K, 6.15% 5/11/35 (b)	590	575
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,179
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,371	87
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(f)	5,872	555
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	67	67
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (e)	16,612	19,060
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,674
Series 2006-T22 Class A4, 5.7044% 4/12/38 (e)	159	181
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,554
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,627
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	1,880	1,792
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	740	740
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6:
Class A4, 5.8853% 12/10/49 (e)	$ 9,950	$ 11,449
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (e)	1,195	1,230
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,428
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,319
Class C, 5.476% 12/11/49	2,387	684
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (e)	1,268	1,361
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	228
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,758
Series 2007-C9 Class A4, 6.0069% 12/10/49 (e)	2,805	3,243
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	9	9
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,240
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,761
Series 2007-C3 Class A4, 5.9018% 6/15/39 (e)	10,213	11,134
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,390	4,475
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,257
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (b)(e)	4,524	3,359
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	65	66
Class A4, 4.75% 1/15/37	590	622
Series 2006-C1 Class A3, 5.5944% 2/15/39 (e)	4,702	5,024
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3985% 2/15/22 (b)(e)	480	431
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	834	842
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (b)(e)	$ 477	$ 463
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,611
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,093
Series 2006-GG7:
Class A3, 6.079% 7/10/38 (e)	2,480	2,480
Class A4, 6.079% 7/10/38 (e)	10,980	12,514
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	306	310
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	415	423
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (e)	3,116	3,225
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	916
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	481	504
Class A3, 5.336% 5/15/47	529	582
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (e)	17,057	19,411
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (e)	3,456	3,485
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,087
Series 2005-CB13 Class E, 5.5259% 1/12/43 (b)(e)	642	33
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (e)	108	40
Class C, 5.9303% 2/12/49 (e)	283	83
Class D, 5.9303% 2/12/49 (e)	298	41
Series 2007-LDP10 Class ES, 5.7445% 1/15/49 (b)(e)	656	34
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	33	33
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (e)	3,327	3,791
Series 1998-C1 Class D, 6.98% 2/18/30	180	184
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	174
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,067
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000	5,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A4, 5.424% 2/15/40	$ 1,163	$ 1,313
Series 2007-C2 Class A3, 5.43% 2/15/40	611	679
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,794
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,710
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (b)(e)	406	363
Class E, 0.5385% 9/15/21 (b)(e)	1,465	1,268
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (e)	860	868
Series 2005-LC1 Class F, 5.5568% 1/12/44 (b)(e)	1,103	616
Series 2006-C1 Class A2, 5.8093% 5/12/39 (e)	1,176	1,217
Series 2007-C1 Class A4, 6.0271% 6/12/50 (e)	4,800	5,399
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,081
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (e)	192	192
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,043	1,107
Series 2007-5:
Class A3, 5.364% 8/12/48	495	508
Class A4, 5.378% 8/12/48	51	55
Class B, 5.479% 8/12/48	3,804	951
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,169
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	4,438	4,800
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,968	5,228
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	396
Series 2007-8 Class A3, 6.1644% 8/12/49 (e)	1,094	1,216
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(e)	728	659
Class MHRO, 0.939% 10/15/20 (b)(e)	171	143
Class NHRO, 1.139% 10/15/20 (b)(e)	263	216
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,307	1,332
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	674
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	5	5
Class A4, 5.364% 3/15/44	5,000	5,509
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (e)	948	983
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A4, 5.895% 10/15/42 (e)	$ 380	$ 429
Series 2006-T23 Class A3, 5.986% 8/12/41 (e)	647	676
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,085
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	61	61
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5696% 9/15/21 (b)(e)	252	197
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (b)(e)	17	16
Class AP2, 1.0485% 6/15/20 (b)(e)	30	26
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	959	966
Series 2003-C8 Class A3, 4.445% 11/15/35	4,569	4,619
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,470
Series 2007-C30:
Class A3, 5.246% 12/15/43	408	418
Class A4, 5.305% 12/15/43	373	396
Class A5, 5.342% 12/15/43	1,357	1,478
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,269
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (e)	8,247	8,547
Class A3, 5.9287% 6/15/49 (e)	7,152	7,874
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	602
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,154
Series 2005-C22:
Class B, 5.5336% 12/15/44 (e)	2,812	1,933
Class F, 5.5336% 12/15/44 (b)(e)	2,115	511
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,123
Series 2006-C25 Class AM, 5.9219% 5/15/43 (e)	664	725
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,502
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (e)	839	926
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $230,666)		316,001
Municipal Securities - 0.8%
	Principal Amount (000s)	Value (000s)
American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 9,720	$ 13,779
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,341
7.55% 4/1/39	15,000	19,860
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,838
Series 2011, 5.877% 3/1/19	3,500	3,876
4.511% 3/1/15	1,590	1,678
4.961% 3/1/16	2,830	3,026
5.365% 3/1/17	1,875	2,036
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	4,980	5,961
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,978
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,889
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,703
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,208
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,149
TOTAL MUNICIPAL SECURITIES (Cost $92,727)		107,322
Foreign Government and Government Agency Obligations - 1.4%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,560
5.625% 1/7/41	13,000	15,243
Canadian Government:
0.875% 2/14/17	2,200	2,191
2.375% 9/10/14	3,000	3,151
Chilean Republic 3.25% 9/14/21	9,000	9,230
Export Development Canada 1.25% 10/26/16	1,000	1,015
Hydro-Quebec 2% 6/30/16	7,310	7,533
Israeli State 4% 6/30/22	7,000	6,993
Italian Republic 3.125% 1/26/15	16,000	15,592
Manitoba Province 1.3% 4/3/17	3,420	3,413
New Brunswick Province 2.75% 6/15/18	4,350	4,575
Ontario Province:
1.375% 1/27/14	2,000	2,032
4% 10/7/19	15,000	16,771
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Ontario Province: - continued
4.1% 6/16/14	$ 15,000	$ 16,187
Polish Government 5% 3/23/22	14,500	15,479
Province of British Columbia 2.1% 5/18/16	3,800	3,982
Province of Quebec 2.75% 8/25/21	20,000	20,215
United Mexican States:
3.625% 3/15/22	3,000	3,057
5.125% 1/15/20	23,500	26,837
6.05% 1/11/40	6,000	7,305
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $185,572)		198,361
Supranational Obligations - 0.9%

African Development Bank euro 3% 5/27/14	5,000	5,270
Asian Development Bank 2.75% 5/21/14	30,000	31,470
Corporacion Andina de Fomento:
5.2% 5/21/13	240	249
8.125% 6/4/19	2,000	2,466
European Investment Bank:
1.625% 3/15/13	3,000	3,029
2.875% 1/15/15	5,000	5,239
3.125% 6/4/14	72,000	75,389
Inter-American Development Bank 3.875% 9/17/19	5,000	5,742
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,070
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $125,798)		132,924
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	1,725	1,827
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (a) (Cost $834,678)	834,677,715	$ 834,678
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $13,648,994)		14,512,837
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(668,501)
NET ASSETS - 100%		$ 13,844,336
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,097,000 or 0.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 111
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,849,538	$ -	$ 2,849,538	$ -
U.S. Government and Government Agency Obligations	5,782,472	-	5,782,472	-
U.S. Government Agency - Mortgage Securities	4,261,074	-	4,261,074	-
Asset-Backed Securities	25,338	-	24,552	786
Collateralized Mortgage Obligations	3,302	-	2,929	373
Commercial Mortgage Securities	316,001	-	305,391	10,610
Municipal Securities	107,322	-	107,322	-
Foreign Government and Government Agency Obligations	198,361	-	198,361	-
Supranational Obligations	132,924	-	132,924	-
Preferred Securities	1,827	-	1,827	-
Money Market Funds	834,678	834,678	-	-
Total Investments in Securities:	$ 14,512,837	$ 834,678	$ 13,666,390	$ 11,769
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,100
Total Realized Gain (Loss)	160
Total Unrealized Gain (Loss)	(1,748)
Cost of Purchases	-
Proceeds of Sales	(463)
Amortization/Accretion	(178)
Transfers in to Level 3	2,441
Transfers out of Level 3	(1,543)
Ending Balance	$ 11,769
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (1,491)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,814,316)	$ 13,678,159
Fidelity Central Funds (cost $834,678)	834,678
Total Investments (cost $13,648,994)		$ 14,512,837
Receivable for investments sold		92,700
Receivable for fund shares sold		429,799
Interest receivable		72,241
Distributions receivable from Fidelity Central Funds		56
Receivable from investment adviser for expense reductions		117
Other receivables		48
Total assets		15,107,798

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased Regular delivery	632,736
Delayed delivery	616,322
Payable for fund shares redeemed	12,063
Distributions payable	506
Accrued management fee	556
Other affiliated payables	1,226
Other payables and accrued expenses	47
Total liabilities		1,263,462

Net Assets		$ 13,844,336
Net Assets consist of:
Paid in capital		$ 13,014,010
Undistributed net investment income		11,775
Accumulated undistributed net realized gain (loss) on investments		(45,292)
Net unrealized appreciation (depreciation) on investments		863,843
Net Assets		$ 13,844,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($6,334,770 ÷ 535,697 shares)	$ 11.83

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,039,577 ÷ 257,060 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,797,884 ÷ 236,618 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($763,162 ÷ 64,542 shares)	$ 11.82

Class F: Net Asset Value, offering price and redemption price per share ($908,943 ÷ 76,872 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 29, 2012 (Unaudited)
Investment Income
Dividends		$ 85
Interest		192,652
Income from Fidelity Central Funds		111
Total income		192,848

Expenses
Management fee	$ 3,166
Transfer agent fees	7,021
Independent trustees' compensation	23
Miscellaneous	18
Total expenses before reductions	10,228
Expense reductions	(119)	10,109
Net investment income (loss)		182,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		52,480
Change in net unrealized appreciation (depreciation) on: Investment securities	108,224
Delayed delivery commitments	(595)
Total change in net unrealized appreciation (depreciation)		107,629
Net gain (loss)		160,109
Net increase (decrease) in net assets resulting from operations		$ 342,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,739	$ 346,772
Net realized gain (loss)	52,480	102,576
Change in net unrealized appreciation (depreciation)	107,629	32,312
Net increase (decrease) in net assets resulting from operations	342,848	481,660
Distributions to shareholders from net investment income	(178,304)	(337,680)
Distributions to shareholders from net realized gain	(69,099)	(75,325)
Total distributions	(247,403)	(413,005)
Share transactions - net increase (decrease)	1,687,335	541,069
Total increase (decrease) in net assets	1,782,780	609,724

Net Assets
Beginning of period	12,061,556	11,451,832
End of period (including undistributed net investment income of $11,775 and undistributed net investment income of $7,340, respectively)	$ 13,844,336	$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82
Income from Investment Operations
Net investment income (loss) D	.166	.351	.373	.445	.503	.537
Net realized and unrealized gain (loss)	.150	.137	.613	.325	(.012)	(.078)
Total from investment operations	.316	.488	.986	.770	.491	.459
Distributions from net investment income	(.161)	(.342)	(.366)	(.450)	(.521)	(.519)
Distributions from net realized gain	(.065)	(.076)	-	-	-	-
Total distributions	(.226)	(.418)	(.366)	(.450)	(.521)	(.519)
Net asset value, end of period	$ 11.83	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Total Return B,C	2.72%	4.32%	9.10%	7.39%	4.61%	4.31%
Ratios to Average Net Assets E,G
Expenses before reductions	.21% A	.28%	.36%	.45%	.48%	.49%
Expenses net of fee waivers, if any	.21% A	.27%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.21% A	.27%	.32%	.32%	.32%	.31%
Net investment income (loss)	2.83% A	3.06%	3.32%	4.16%	4.64%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6,335	$ 7,287	$ 11,355	$ 10,281	$ 8,954	$ 7,687
Portfolio turnover rate F	101% A	106%	165%	231% H	151%	174% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.167	.115
Net realized and unrealized gain (loss)	.143	.301
Total from investment operations	.310	.416
Distributions from net investment income	(.165)	(.116)
Distributions from net realized gain	(.065)	-
Total distributions	(.230)	(.116)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.67%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17% A
Expenses net of fee waivers, if any	.16% A	.17% A
Expenses net of all reductions	.16% A	.17% A
Net investment income (loss)	2.88% A	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,040	$ 1,533
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.173	.118
Net realized and unrealized gain (loss)	.142	.302
Total from investment operations	.315	.420
Distributions from net investment income	(.170)	(.120)
Distributions from net realized gain	(.065)	-
Total distributions	(.235)	(.120)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.71%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	2.97% A	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,798	$ 1,926
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.175	.118
Net realized and unrealized gain (loss)	.141	.303
Total from investment operations	.316	.421
Distributions from net investment income	(.171)	(.121)
Distributions from net realized gain	(.065)	-
Total distributions	(.236)	(.121)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.72%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	2.99% A	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 763	$ 682
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 29, 2012
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.175	.365	.359
Net realized and unrealized gain (loss)	.141	.139	.542
Total from investment operations	.316	.504	.901
Distributions from net investment income	(.171)	(.358)	(.351)
Distributions from net realized gain	(.065)	(.076)	-
Total distributions	(.236)	(.434)	(.351)
Net asset value, end of period	$ 11.82	$ 11.74	$ 11.67
Total Return B,C	2.72%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.12%	.22% A
Expenses net of all reductions	.05% A	.12%	.22% A
Net investment income (loss)	2.99% A	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 909	$ 634	$ 97
Portfolio turnover rate F	101% A	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transactions, deferred trustees compensation, and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 878,878
Gross unrealized depreciation	(6,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 872,867

Tax cost	$ 13,639,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $567,071 and $107,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Investor Class	$ 5,719.04
Fidelity Advantage Class	1,054.01
Institutional Class	248.00
	$ 7,021

* Annualized

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $33.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2013.

	Expense limitations	Reimbursement from adviser
Fidelity Advantage Class	.11%	$117

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011A
From net investment income
Investor Class	$ 96,488	$ 303,648
Fidelity Advantage Class	24,476	8,777
Institutional Class	35,611	9,197
Fidelity Advantage Institutional Class	10,860	3,164
Class F	10,869	12,894
Total	$ 178,304	$ 337,680
From net realized gain
Investor Class	$ 38,973	$ 73,706
Fidelity Advantage Class	9,226	-
Institutional Class	13,119	-
Fidelity Advantage Institutional Class	4,052	-
Class F	3,729	1,619
Total	$ 69,099	$ 75,325

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Investor Class
Shares sold	137,322	275,359	$ 1,618,599	$ 3,161,122
Reinvestment of distributions	11,358	32,181	133,436	369,327
Shares redeemed	(233,820)	(659,966)	(2,754,505)	(7,593,927)
Net increase (decrease)	(85,140)	(352,426)	$ (1,002,470)	$ (4,063,478)
Fidelity Advantage Class
Shares sold	155,553	135,511	$ 1,833,951	$ 1,566,401
Reinvestment of distributions	2,684	698	31,546	8,115
Shares redeemed	(31,804)	(5,582)	(374,414)	(64,717)
Net increase (decrease)	126,433	130,627	$ 1,491,083	$ 1,509,799
Institutional Class
Shares sold	90,855	170,966	$ 1,069,395	$ 1,981,134
Reinvestment of distributions	4,147	790	48,730	9,197
Shares redeemed	(22,508)	(7,632)	(264,907)	(88,922)
Net increase (decrease)	72,494	164,124	$ 853,218	$ 1,901,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Fidelity Advantage Institutional Class
Shares sold	15,432	60,598	$ 181,772	$ 701,033
Reinvestment of distributions	1,269	271	14,912	3,164
Shares redeemed	(10,233)	(2,795)	(120,677)	(32,564)
Net increase (decrease)	6,468	58,074	$ 76,007	$ 671,633
Class F
Shares sold	29,957	52,176	$ 352,918	$ 597,198
Reinvestment of distributions	1,242	1,263	14,598	14,513
Shares redeemed	(8,317)	(7,767)	(98,019)	(90,005)
Net increase (decrease)	22,882	45,672	$ 269,497	$ 521,706

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class F and Investor Class (formerly known as the retail class) of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The fund did not offer Fidelity Advantage Class, Institutional Class, or Fidelity Advantage Institutional Class as of December 31, 2010.)

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for all the periods shown, primarily because the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Board considered that, for the management fee comparisons shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 48% means that 52% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in January 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 22 basis points to 5 basis points. At that time, expenses were lowered from 32 basis points to 22 basis points for the retail class (which also changed its transfer agent fee) and from 22 basis points to 5 basis points for Class F. The Board also considered that it had approved an amendment (effective June 1, 2009) to the fund's management contract that reduced the fund's management fee rate from 32 basis points to 22 basis points. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that the current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Investor Class of the fund to limit total expenses for Investor Class of the fund to 22 basis points. The fees and expenses payable under this contractual arrangement may not be increased without the approval of the Board.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-F-SANN-0412
1.899041.102

Fidelity®

Short-Term Bond

Fund -
Class F

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,006.80	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,007.30	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations† 47.7%	U.S. Government and U.S. Government Agency Obligations† 55.0%
AAA 17.5%	AAA 14.3%
AA 10.1%	AA 9.9%
A 11.2%	A 10.3%
BBB 11.6%	BBB 9.1%
BB and Below 0.6%	BB and Below 0.9%
Not Rated 0.9%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	2.3	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	1.8	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *	As of August 31, 2011 **
Corporate Bonds 32.2%	Corporate Bonds 28.8%
U.S. Government and U.S. Government Agency Obligations† 47.7%	U.S. Government and U.S. Government Agency Obligations† 55.0%
Asset-Backed Securities 11.9%	Asset-Backed Securities 9.5%
CMOs and Other Mortgage Related Securities 6.6%	CMOs and Other Mortgage Related Securities 5.5%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 1.1%	Other Investments 1.0%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.1%

* Foreign investments	11.0%	** Foreign investments	8.6%
* Futures and Swaps	1.1%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,436
Automobiles - 0.6%
Daimler Finance North America LLC:
1.875% 9/15/14 (d)	8,785	8,852
1.95% 3/28/14 (d)	16,316	16,448
2.3% 1/9/15 (d)	8,860	9,012
Volkswagen International Finance NV 1.875% 4/1/14 (d)	15,000	15,163
		49,475
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,669
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	18,400	19,093
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,180
3.65% 4/30/15	7,820	8,389
News America, Inc. 5.3% 12/15/14	9,474	10,518
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	20,997
Time Warner, Inc. 3.15% 7/15/15	11,388	12,095
Viacom, Inc. 1.25% 2/27/15	10,835	10,851
		91,123
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,610
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.2426% 8/23/13 (h)	5,238	5,237
TOTAL CONSUMER DISCRETIONARY		165,550
CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
1.3038% 3/26/13 (h)	1,469	1,477
1.5% 7/14/14	12,500	12,698
2.5% 3/26/13	17,822	18,190
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,667
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,574
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,146
		67,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 9,508	$ 9,949
Food Products - 0.6%
Cargill, Inc. 5.2% 1/22/13 (d)	2,175	2,259
General Mills, Inc. 1.55% 5/16/14	9,300	9,451
Kraft Foods, Inc.:
1.4565% 7/10/13 (h)	10,050	10,101
2.625% 5/8/13	27,534	28,107
		49,918
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	18,080	18,149
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	19,900	21,813
8.5% 11/10/13	8,000	8,990
		30,803
TOTAL CONSUMER STAPLES		176,571
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	415
Oil, Gas & Consumable Fuels - 1.7%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,294
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,641
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,224
Enterprise Products Operating LP:
4.6% 8/1/12	9,289	9,436
5.65% 4/1/13	8,773	9,206
Gazstream SA 5.625% 7/22/13 (d)	2,321	2,390
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,323
NGPL PipeCo LLC 6.514% 12/15/12 (d)	2,182	2,107
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,986
3.875% 1/27/16	8,216	8,570
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,335
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	3,544	3,597
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	8,777	8,953
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (d)	$ 10,282	$ 10,909
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,200
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,864
TransCanada PipeLines Ltd. 0.875% 3/2/15	3,053	3,045
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,422
		149,502
TOTAL ENERGY		149,917
FINANCIALS - 18.8%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,338
3.7% 8/1/15	13,094	13,355
5.25% 10/15/13	26,483	27,732
HSBC Bank PLC 3.1% 5/24/16 (d)	8,670	8,870
JPMorgan Chase & Co. 1.3611% 1/24/14 (h)	23,000	23,096
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,791
Morgan Stanley:
2.875% 1/24/14	8,670	8,611
2.875% 7/28/14	10,008	9,933
4.2% 11/20/14	4,995	5,014
6% 5/13/14	12,430	13,025
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	16,500	17,020
State Street Corp. 4.3% 5/30/14	9,030	9,658
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,591
UBS AG Stamford Branch:
1.5531% 1/28/14 (h)	6,500	6,417
2.25% 1/28/14	16,500	16,500
		195,951
Commercial Banks - 7.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	8,540	8,598
Bank of England 0.5% 3/6/15 (d)	12,018	11,970
Bank of Montreal:
1.0231% 4/29/14 (h)	8,000	8,013
2.125% 6/28/13	15,550	15,866
Bank of Nova Scotia 1.85% 1/12/15	29,920	30,550
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	13,006	13,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC:
2.375% 1/13/14	$ 22,100	$ 22,129
2.5% 1/23/13	3,836	3,869
BNP Paribas 2.125% 12/21/12	11,280	11,311
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,974
Commonwealth Bank of Australia:
1.227% 8/7/13 (d)(h)	7,000	7,001
1.2892% 3/17/14 (d)(h)	2,931	2,906
2.125% 3/17/14 (d)	15,350	15,434
Credit Suisse New York Branch:
1.527% 1/14/14 (h)	1,000	991
2.2% 1/14/14	31,458	31,715
Danske Bank A/S 1.617% 4/14/14 (d)(h)	12,690	12,422
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (d)(h)	1,144	1,138
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,070
Fifth Third Bank 0.6051% 5/17/13 (h)	6,500	6,432
ING Bank NV:
2% 10/18/13 (d)	5,000	4,944
2.65% 1/14/13 (d)	14,190	14,214
KeyBank NA 5.8% 7/1/14	14,412	15,597
Manufacturers & Traders Trust Co. 2.081% 4/1/13 (h)	11,532	11,506
Nordea Bank AB 1.75% 10/4/13 (d)	12,260	12,212
PNC Funding Corp.:
3% 5/19/14	8,490	8,821
3.625% 2/8/15	8,119	8,676
Rabobank (Netherlands) NV 1.85% 1/10/14	34,061	34,314
Regions Financial Corp. 4.875% 4/26/13	7,700	7,816
Royal Bank of Canada:
0.867% 4/17/14 (h)	8,000	8,021
1.125% 1/15/14	10,316	10,378
1.45% 10/30/14	11,000	11,181
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	17,050	17,060
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	13,200	12,989
Sumitomo Mitsui Banking Corp.:
1.9% 1/12/15 (d)	10,070	10,169
1.95% 1/14/14 (d)	18,000	18,159
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,494
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	30,266	30,601
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.9969% 11/1/13 (h)	$ 10,100	$ 10,177
1.375% 7/14/14	22,000	22,377
U.S. Bancorp:
1.375% 9/13/13	7,189	7,262
4.2% 5/15/14	8,510	9,128
Union Bank NA 2.125% 12/16/13	21,794	22,136
Wachovia Bank NA 0.9171% 11/3/14 (h)	13,000	12,557
Wells Fargo & Co.:
1.25% 2/13/15	21,287	21,245
3.625% 4/15/15	17,400	18,647
4.375% 1/31/13	22,251	23,031
Westpac Banking Corp.:
1.3093% 3/31/14 (d)(h)	8,700	8,567
1.85% 12/9/13	10,339	10,442
2.1% 8/2/13	3,181	3,222
		635,510
Consumer Finance - 3.4%
American Express Credit Corp.:
1.4238% 6/24/14 (h)	21,521	21,281
2.75% 9/15/15	19,750	20,548
American Honda Finance Corp.:
1.45% 2/27/15 (d)	8,795	8,821
2.375% 3/18/13 (d)	3,000	3,054
Capital One Financial Corp.:
2.125% 7/15/14	18,863	18,912
7.375% 5/23/14	13,000	14,468
Caterpillar Financial Services Corp.:
1.375% 5/20/14	15,600	15,837
2% 4/5/13	5,668	5,755
General Electric Capital Corp.:
2.1% 1/7/14	7,727	7,881
2.15% 1/9/15	73,708	75,622
2.25% 11/9/15	4,902	5,042
2.95% 5/9/16	1,460	1,527
3.5% 6/29/15	3,508	3,738
5.4% 9/20/13	42,756	45,612
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,212
HSBC USA, Inc. 2.375% 2/13/15	7,058	7,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp.:
0.981% 10/4/13 (h)	$ 5,180	$ 5,219
1.875% 6/17/13	12,414	12,632
Toyota Motor Credit Corp. 0.9521% 1/17/14 (h)	17,000	17,049
		296,368
Diversified Financial Services - 3.9%
Bank of America Corp.:
2.1305% 7/11/14 (h)	17,700	17,080
3.7% 9/1/15	10,610	10,600
4.9% 5/1/13	23,620	24,272
BB&T Corp.:
2.05% 4/28/14	15,000	15,305
3.2% 3/15/16	5,000	5,297
BP Capital Markets PLC:
0.9783% 6/6/13 (h)	3,775	3,787
1.14% 3/11/14 (h)	15,507	15,587
1.7% 12/5/14	10,290	10,541
2.248% 11/1/16	9,110	9,419
Citigroup, Inc.:
1.511% 4/1/14 (h)	8,500	8,343
2.0265% 1/13/14 (h)	23,691	23,472
2.51% 8/13/13 (h)	4,050	4,050
2.65% 3/2/15	31,563	31,574
4.75% 5/19/15	8,020	8,499
5.125% 5/5/14	4,158	4,386
6.375% 8/12/14	19,196	20,824
6.5% 8/19/13	9	10
Deutsche Bank AG London Branch 2.375% 1/11/13	31,170	31,419
Export Development Canada 1.5% 5/15/14	5,655	5,786
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	12,029
3.7% 1/20/15	34,170	36,279
MassMutual Global Funding II:
0.9515% 1/14/14 (d)(h)	12,292	12,292
3.625% 7/16/12 (d)	4,300	4,347
MetLife Institutional Funding II 1.481% 4/4/14 (d)(h)	9,000	8,997
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,393
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,478
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Whirlpool Corp. 8% 5/1/12	$ 8,457	$ 8,547
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	500	488
		344,101
Insurance - 1.4%
American International Group, Inc. 4.25% 9/15/14	16,573	17,155
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,467
Berkshire Hathaway, Inc.:
1.2026% 8/15/14 (h)	10,000	10,125
2.125% 2/11/13	14,470	14,712
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	23,161	23,406
2.5% 9/29/15 (d)	5,000	5,135
New York Life Global Funding:
2.25% 12/14/12 (d)	6,570	6,656
5.25% 10/16/12 (d)	10,930	11,258
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,155
Prudential Financial, Inc.:
3.625% 9/17/12	14,839	15,062
5.15% 1/15/13	4,416	4,579
		122,710
Real Estate Investment Trusts - 0.3%
AvalonBay Communities, Inc. 6.125% 11/1/12	4,379	4,504
Developers Diversified Realty Corp. 5.375% 10/15/12	5,783	5,839
Duke Realty LP 4.625% 5/15/13	114	118
Equity One, Inc.:
5.375% 10/15/15	1,026	1,085
6.25% 12/15/14	8,778	9,483
Federal Realty Investment Trust 5.4% 12/1/13	150	158
		21,187
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.2% 4/1/13	3,570	3,689
5.5% 10/1/12	117	120
Liberty Property LP 6.375% 8/15/12	7,473	7,599
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,078
5.35% 4/15/12 (d)	628	629
5.5% 1/15/14 (d)	144	147
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,715	$ 2,896
5.3% 5/30/13	7,322	7,620
Tanger Properties LP 6.15% 11/15/15	2,689	3,014
		26,792
TOTAL FINANCIALS		1,642,619
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,556
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	14,095	14,208
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,388
		24,596
Pharmaceuticals - 0.4%
Sanofi SA:
1.2% 9/30/14	5,963	6,062
2.625% 3/29/16	8,904	9,362
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	8,730	8,889
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	8,705	8,884
		33,197
TOTAL HEALTH CARE		67,349
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,703
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	126	127
Iberbond 2004 PLC 4.826% 12/24/17 (k)	4,658	4,495
		4,622
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,871
TOTAL INDUSTRIALS		20,196
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	$ 8,098	$ 8,127
2.625% 12/9/14	9,430	9,778
		17,905
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,529
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	11,973
The Western Union Co. 1.1139% 3/7/13 (h)	8,690	8,714
		20,687
Office Electronics - 0.5%
Xerox Corp.:
1.3176% 5/16/14 (h)	33,233	32,761
4.25% 2/15/15	8,040	8,562
		41,323
TOTAL INFORMATION TECHNOLOGY		84,444
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	32,658	33,236
Metals & Mining - 0.6%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,502
BHP Billiton Financial (USA) Ltd.:
1% 2/24/15	8,730	8,759
1.125% 11/21/14	13,150	13,268
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	3,300	3,412
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	6,662	7,777
		49,718
TOTAL MATERIALS		82,954
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,385
AT&T, Inc.:
2.5% 8/15/15	15,110	15,788
2.95% 5/15/16	8,570	9,101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
4.95% 1/15/13	$ 10,874	$ 11,282
6.7% 11/15/13	2,385	2,623
British Telecommunications PLC 5.15% 1/15/13	2,730	2,834
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	8,954
Qwest Corp. 3.7963% 6/15/13 (h)	23,280	23,687
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,188
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,306
Verizon Communications, Inc.:
1.95% 3/28/14	17,110	17,565
2% 11/1/16	18,076	18,479
5.25% 4/15/13	6,850	7,206
		148,398
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	12,066	12,322
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,736
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	23,863
Vodafone Group PLC 4.15% 6/10/14	3,995	4,281
		56,202
TOTAL TELECOMMUNICATION SERVICES		204,600
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 4.85% 12/15/12	11,341	11,718
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,451
EDP Finance BV 5.375% 11/2/12 (d)	18,575	18,547
Entergy Louisiana LLC 1.875% 12/15/14	4,914	4,988
FirstEnergy Solutions Corp. 4.8% 2/15/15	14,720	15,907
LG&E and KU Energy LLC 2.125% 11/15/15	5,651	5,632
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	15,112
Pacific Gas & Electric Co. 6.25% 12/1/13	8,741	9,578
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,285
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,535
Southern Co. 4.15% 5/15/14	1,976	2,115
		115,868
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	$ 16,066	$ 16,367
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.8% 3/15/14	3,163	3,236
1.95% 8/15/16	5,976	6,098
2.25% 9/1/15	13,949	14,391
2.8793% 9/30/66 (h)	7,611	6,479
6.25% 6/30/12	8,000	8,144
DTE Energy Co. 1.2272% 6/3/13 (h)	14,492	14,538
NiSource Finance Corp. 6.15% 3/1/13	12,000	12,635
PG&E Corp. 5.75% 4/1/14	4,180	4,568
Sempra Energy:
1.3063% 3/15/14 (h)	2,500	2,497
2% 3/15/14	17,216	17,578
		90,164
TOTAL UTILITIES		222,399
TOTAL NONCONVERTIBLE BONDS (Cost $2,773,718)		2,816,599
U.S. Government and Government Agency Obligations - 40.4%

U.S. Government Agency Obligations - 11.5%
Fannie Mae:
0.375% 3/16/15	95,094	94,602
0.625% 10/30/14	12,000	12,036
0.75% 12/18/13	4,390	4,421
0.75% 12/19/14	78,025	78,599
0.875% 8/28/14	244,214	247,096
4.625% 10/15/13	34,550	36,941
Freddie Mac:
0.375% 10/30/13	97,596	97,831
0.5% 4/17/15	30,874	30,781
0.625% 12/29/14	95,684	95,931
0.75% 11/25/14	50,148	50,463
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 7/30/14	$ 109,875	$ 111,311
1% 8/27/14	139,986	141,816
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,001,828
U.S. Treasury Obligations - 28.8%
U.S. Treasury Notes:
0.25% 11/30/13	96,982	96,921
0.25% 9/15/14	144,095	143,600
0.25% 1/15/15	80,000	79,644
0.375% 6/30/13	235,951	236,347
0.375% 11/15/14	180,559	180,432
0.5% 8/15/14	404,272	405,535
0.625% 7/15/14	1,122,352	1,129,365
0.75% 6/15/14 (e)	28,040	28,299
1.75% 7/31/15 (f)	120,581	125,564
2.375% 9/30/14	23,131	24,309
2.375% 10/31/14	63,074	66,356
TOTAL U.S. TREASURY OBLIGATIONS		2,516,372
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,240
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,511,755)		3,530,440
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.5%
1.925% 12/1/34 (h)	206	215
1.926% 2/1/33 (h)	216	226
1.93% 10/1/33 (h)	226	235
1.952% 3/1/35 (h)	182	192
1.964% 10/1/33 (h)	119	125
2.036% 7/1/35 (h)	94	99
2.05% 3/1/35 (h)	34	35
2.115% 10/1/35 (h)	410	429
2.152% 3/1/35 (h)	2,142	2,247
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.271% 5/1/33 (h)	$ 56	$ 59
2.301% 7/1/34 (h)	121	128
2.303% 6/1/36 (h)	220	234
2.368% 11/1/34 (h)	1,463	1,546
2.397% 5/1/35 (h)	2,796	2,925
2.414% 10/1/35 (h)	10,825	11,508
2.424% 10/1/33 (h)	317	335
2.427% 12/1/34 (h)	1,626	1,708
2.437% 11/1/36 (h)	421	445
2.438% 8/1/35 (h)	2,073	2,209
2.445% 7/1/35 (h)	2,365	2,495
2.448% 3/1/35 (h)	110	116
2.471% 12/1/33 (h)	1,391	1,456
2.481% 2/1/35 (h)	2,961	3,145
2.487% 11/1/36 (h)	3,174	3,382
2.499% 11/1/34 (h)	12,296	12,939
2.537% 7/1/35 (h)	908	964
2.575% 10/1/41 (h)	7,178	7,439
2.597% 4/1/35 (h)	4,781	5,098
2.697% 9/1/41 (h)	8,951	9,298
2.863% 10/1/35 (h)	592	623
3% 7/1/21 to 11/1/21	139,468	145,918
3.021% 8/1/41 (h)	3,348	3,489
3.188% 1/1/40 (h)	5,389	5,595
3.269% 2/1/40 (h)	8,873	9,215
3.28% 1/1/40 (h)	12,227	12,700
3.471% 3/1/40 (h)	5,199	5,386
3.539% 12/1/39 (h)	1,388	1,443
3.548% 2/1/40 (h)	2,858	2,972
3.613% 3/1/40 (h)	5,998	6,260
4.5% 8/1/18 to 7/1/20	28,231	30,219
5.5% 10/1/17 to 1/1/20	8,277	9,010
6.5% 9/1/12 to 8/1/17	3,184	3,332
7% 9/1/14 to 11/1/18	749	804
7.5% 6/1/12 to 11/1/31	8	9
TOTAL FANNIE MAE		308,207
Freddie Mac - 1.1%
2.375% 4/1/35 (h)	3,485	3,685
2.415% 11/1/35 (h)	1,576	1,665
2.468% 1/1/35 (h)	128	133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.557% 6/1/37 (h)	$ 2,075	$ 2,211
2.61% 8/1/34 (h)	834	887
2.704% 8/1/36 (h)	1,164	1,240
2.943% 3/1/33 (h)	37	39
2.985% 8/1/41 (h)	6,734	7,023
3% 8/1/21	19,559	20,489
3.08% 9/1/41 (h)	4,063	4,242
3.149% 10/1/35 (h)	322	343
3.56% 4/1/40 (h)	3,757	3,910
3.565% 4/1/40 (h)	3,241	3,364
3.618% 2/1/40 (h)	7,584	7,868
4.5% 8/1/18 to 11/1/18	22,783	24,328
5% 4/1/20	9,946	10,711
8.5% 5/1/27 to 7/1/28	245	294
12% 11/1/19	5	6
TOTAL FREDDIE MAC		92,438
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,215	2,548
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $394,325)		403,193
Asset-Backed Securities - 11.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,948	1,608
Series 2005-1 Class M1, 0.714% 4/25/35 (h)	812	439
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (h)	108	76
Series 2005-HE2 Class M2, 0.694% 4/25/35 (h)	72	70
Series 2006-OP1 Class M1, 0.524% 4/25/36 (h)	8,000	630
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	352	4
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	5,602	5,627
Series 2009-A Class A4, 3% 10/15/15 (d)	10,900	11,099
Series 2010-1:
Class A3, 1.45% 5/15/14	741	744
Class A4, 2.3% 12/15/14	12,920	13,223
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2010-4 Class A3, 0.91% 11/17/14	$ 8,820	$ 8,841
Series 2010-5 Class A3, 1.11% 1/15/15	10,430	10,474
Series 2011-1 Class A3, 1.38% 1/15/15	9,980	10,063
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,576
Series 2011-3 Class A3, 0.97% 8/17/15	10,980	11,021
Series 2011-4 Class A2, 0.65% 3/17/14	3,310	3,311
Series 2012-1 Class A2, 0.71% 9/15/14	14,300	14,328
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,980	3,039
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,292
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,649
Series 2011-5 Class A1, 0.8985% 6/15/15 (h)	17,700	17,735
Series 2012-1 Class A2, 0.7% 2/15/17	17,510	17,521
AmeriCredit Automobile Receivables Trust:
Series 2007-CM Class A4B, 0.3425% 4/7/14 (National Public Finance Guarantee Corp. Insured) (h)	8,495	8,441
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,268
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	1,451	1,452
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,108
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,824
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,647
Series 2011-4 Class A/S, 0.92% 3/9/15	12,740	12,761
Series 2011-5 Class A2, 1.19% 8/8/15	4,210	4,227
Series 2012-1 Class A2, 0.91% 10/8/15	5,000	5,003
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.794% 4/25/34 (h)	90	28
Series 2005-R2 Class M1, 0.694% 4/25/35 (h)	1,390	1,207
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (h)	378	272
Series 2004-W7 Class M1, 0.794% 5/25/34 (h)	227	163
Series 2006-W4 Class A2C, 0.404% 5/25/36 (h)	891	218
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.614% 3/25/36 (h)	29	0*
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	13,000	13,406
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(d)(h)	2,749	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	$ 250	$ 250
Class A4, 3.52% 6/15/16 (d)	5,400	5,479
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	484	485
Series 2010-2 Class A3, 1.31% 7/15/14	7,961	7,988
Bank One Issuance Trust Series 2003-A8, 0.4985% 5/16/16 (h)	9,000	9,037
BMW Vehicle Lease Trust Series 2011-1 Class A3, 1.06% 2/20/14	12,450	12,501
BMW Vehicle Owner Trust Series 2011-A:
Class A2, 0.63% 2/25/14	11,060	11,066
Class A3, 0.76% 8/25/15	7,890	7,905
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (h)	943	831
Capital Auto Receivables Asset Trust Series 2007-1:
Class B, 5.15% 9/17/12	192	193
Class C, 5.38% 11/15/12	139	140
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,306
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (d)(h)	187	139
Class B, 0.9955% 7/20/39 (d)(h)	178	73
Class C, 1.3455% 7/20/39 (d)(h)	229	5
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (h)	1,214	384
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	19,008	19,574
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,492
Series 2011-A1 Class A1, 0.4385% 3/16/15 (h)	20,170	20,200
Series 2011-A2 Class A2, 0.3385% 5/15/15 (h)	32,650	32,666
Series 2011-A3 Class A3, 0.3685% 12/15/15 (h)	30,000	30,000
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,269
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	29,818
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	36,077
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3485% 5/16/16 (d)(h)	11,000	11,045
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (h)	3	3
Series 2007-4 Class A1A, 0.3963% 9/25/37 (h)	65	64
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	$ 222	$ 0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.744% 7/25/34 (h)	302	236
Series 2004-3 Class M4, 1.214% 4/25/34 (h)	107	47
Series 2004-4 Class M2, 1.039% 6/25/34 (h)	396	179
Series 2005-3 Class MV1, 0.664% 8/25/35 (h)	148	146
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4585% 11/16/15 (h)	15,310	15,340
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,408
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8077% 5/28/35 (h)	634	467
Class AB3, 0.7513% 5/28/35 (h)	273	175
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (h)	196	114
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	13,750	13,776
Series 2010-B Class A3, 0.91% 7/15/13 (d)	11,120	11,130
Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,533
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,442
Series 2009-D Class A3, 2.17% 10/15/13	996	1,000
Series 2009-E Class A3, 1.51% 1/15/14	4,173	4,188
Series 2010-B Class A3, 0.98% 10/15/14	5,857	5,875
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,164
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,449
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	8,840	8,846
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8985% 12/15/14 (d)(h)	7,380	7,464
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,502
Series 2012-1 Class A, 0.857% 1/15/16 (h)	30,000	30,068
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.669% 11/25/34 (h)	410	40
Class M5, 1.744% 11/25/34 (h)	262	14
Series 2005-A:
Class M3, 0.734% 1/25/35 (h)	639	202
Class M4, 0.924% 1/25/35 (h)	245	55
Series 2006-A Class M1, 0.544% 5/25/36 (h)	6,292	49
Series 2006-D Class M1, 0.474% 11/25/36 (h)	16	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (d)(h)	$ 1,714	$ 600
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,783	1,640
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (d)(h)	144	135
Series 2006-2A:
Class A, 0.4285% 11/15/34 (d)(h)	208	172
Class B, 0.5285% 11/15/34 (d)(h)	75	48
Class C, 0.6285% 11/15/34 (d)(h)	125	62
Class D, 0.9985% 11/15/34 (d)(h)	48	10
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,308
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (h)	130	99
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (d)(h)	174	174
Class C, 0.794% 9/25/46 (d)(h)	9,428	4,808
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (h)	94	64
Series 2003-3 Class M1, 1.534% 8/25/33 (h)	470	339
Series 2003-5 Class A2, 0.944% 12/25/33 (h)	205	149
Series 2004-1 Class M2, 1.944% 6/25/34 (h)	382	262
Series 2005-5 Class 2A2, 0.494% 11/25/35 (h)	5	5
Series 2006-1 Class 2A3, 0.469% 4/25/36 (h)	234	232
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	10,420	10,431
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,910
Series 2010-2 Class A3, 1.34% 3/18/14	5,563	5,589
Series 2010-3 Class A3, 0.7% 4/21/14	16,600	16,617
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,634
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,128
Honda Automobile Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	661	663
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (h)	902	263
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	9,680	9,689
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	1,490	1,532
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,820
Series 2011-C Class A2, 0.62% 7/15/14	10,440	10,444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	$ 12,090	$ 12,193
Series 2009-B Class A-3, 1.57% 10/15/13	1,381	1,382
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (h)	49	1
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (h)	903	747
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (h)	400	351
Series 2006-A Class 2C, 1.7238% 3/27/42 (h)	516	138
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.324% 6/25/34 (h)	57	34
Series 2006-6 Class 2A3, 0.394% 7/25/36 (h)	9,809	3,033
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	694	701
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	300	306
Class C, 6.125% 4/20/28 (d)	300	305
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (h)	528	9
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (d)	17,060	17,118
Series 2011-B Class A3, 1.07% 1/15/14 (d)	9,390	9,400
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	2,049	2,060
Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,516
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (h)	40	25
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (h)	117	78
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (h)	992	737
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (h)	1,336	999
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (h)	367	282
Series 2005-NC1 Class M1, 0.684% 1/25/35 (h)	269	170
Series 2005-NC2 Class B1, 1.414% 3/25/35 (h)	280	36
Series 2006-NC4 Class A2D, 0.484% 6/25/36 (h)	7,135	2,369
Series 2007-HE2 Class M1, 0.494% 1/25/37 (h)	31	0*
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	3,708	250
Series 2006-4 Class D, 1.344% 5/25/32 (h)	398	1
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	380	6
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	312	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	$ 11,795	$ 11,835
Class A4, 1.27% 10/15/16	3,970	3,996
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,244
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,507
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,579
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,261
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,316
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1747% 10/30/45 (h)	4,226	3,928
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(d)(h)	381	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(d)(h)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (h)	1	1
Series 2007-6 Class 2A1, 0.304% 7/25/37 (h)	5	5
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (h)	3,309	1,395
Class M4, 1.694% 9/25/34 (h)	460	101
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (h)	994	443
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	4,930	4,931
Series 2010-3 Class A2, 0.93% 6/17/13	1,913	1,913
Series 2011-1, Class A2, 0.94% 2/18/14	8,374	8,372
Series 2011-4 Class A2, 1.37% 3/16/15	9,040	9,048
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	7,860	7,874
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (h)	899	548
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (d)(h)	320	307
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7463% 6/15/21 (h)	6,717	6,440
Series 2004-A:
Class B, 1.1263% 6/15/33 (h)	1,913	1,190
Class C, 1.4963% 6/15/33 (h)	5,771	2,618
Series 2004-B Class C, 1.4163% 9/15/33 (h)	8,600	4,009
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	$ 157	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (h)	44	14
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	138	142
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (h)	386	287
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	3,474	3,484
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (d)(h)	267	8
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,954	1,958
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	16,770	16,807
Class A4, 1.18% 10/20/15	5,990	6,016
Series 2011-A Class A2, 1% 2/20/14	6,220	6,209
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	22,960	23,144
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	8,560	8,568
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3955% 3/20/14 (h)	3,659	3,668
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (d)(h)	5,586	2,961
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,267
TOTAL ASSET-BACKED SECURITIES (Cost $1,087,526)		1,043,772
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 2.0%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (d)(h)	7,000	7,001
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (d)(h)	11,392	11,402
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0298% 5/20/36 (h)	$ 1,425	$ 1,435
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (d)(h)	6,839	6,711
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	4,084	3,941
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class A6, 0.5931% 11/20/56 (d)(h)	11,722	11,664
Series 2007-1A Class 3A1, 0.5731% 11/20/56 (d)(h)	19,446	19,414
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (h)	49	30
Series 2006-1A Class C2, 1.4455% 12/20/54 (d)(h)	4,170	2,544
Series 2006-2:
Class C1, 1.1855% 12/20/54 (h)	15,090	9,205
Class M2, 0.7055% 12/20/54 (h)	3,000	2,288
Series 2006-3 Class C2, 0.7455% 12/20/54 (h)	6,611	4,033
Series 2006-4:
Class B1, 0.4255% 12/20/54 (h)	13,366	11,254
Class C1, 1.0055% 12/20/54 (h)	8,172	4,985
Class M1, 0.5855% 12/20/54 (h)	3,521	2,685
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (h)	1,340	817
Class 1M1, 0.5455% 12/20/54 (h)	881	672
Class 2C1, 1.2055% 12/20/54 (h)	610	372
Class 2M1, 0.7455% 12/20/54 (h)	1,132	863
Series 2007-2 Class 2C1, 0.676% 12/17/54 (h)	1,568	956
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (h)	4,821	4,670
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.9612% 1/20/44 (h)	2,795	2,705
Class 1C, 3.0112% 1/20/44 (h)	2,644	1,898
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (h)	11,447	11,006
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (h)	3,906	3,750
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (h)	16,530	16,482
Series 2012-1A Class A1, 0.4485% 1/15/13 (d)(h)	14,130	14,141
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (h)	$ 556	$ 327
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (h)	891	599
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.5163% 6/26/36 (d)(h)	5,772	5,731
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (d)(h)	590	479
Class B6, 3.1048% 7/10/35 (d)(h)	70	55
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (d)(h)	136	126
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	8,220	8,221
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	24	17
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	799	796
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (h)	2,204	1,681
TOTAL PRIVATE SPONSOR		174,956
U.S. Government Agency - 2.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	445	450
Series 2006-53 Class WB, 6% 12/25/31	3,583	3,617
sequential payer Series 2009-31 Class A, 4% 2/25/24	3,428	3,571
Series 2010-123 Class DL, 3.5% 11/25/25	5,164	5,386
Series 2011-88 Class AB, 2.5% 9/25/26	8,907	9,150
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.744% 9/25/23 (h)	1,912	1,919
Series 2010-86 Class FE, 0.694% 8/25/25 (h)	7,645	7,678
floater planned amortization Series 2005-90 Class FC, 0.494% 10/25/35 (h)	7,061	7,052
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	2,772	2,946
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 1,686	$ 1,871
Series 2002-56 Class MC, 5.5% 9/25/17	879	943
Series 2003-129 Class GF, 0.644% 4/25/30 (h)	374	374
Series 2003-76 Class BA, 4.5% 3/25/18	3,212	3,354
Series 2010-135 Class DE, 2.25% 4/25/24	11,715	11,847
Series 2011-16 Class FB, 0.394% 3/25/31 (h)	20,912	20,903
Series 2010-143 Class B, 3.5% 12/25/25	8,116	8,502
Series 2011-23 Class AB, 2.75% 6/25/20	6,412	6,642
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4985% 2/15/26 (h)	11,150	11,137
Freddie Mac Multi-Class pass-thru certificates:
floater Series 3346 Class FA, 0.4785% 2/15/19 (h)	32,881	32,927
floater planned amortization Series 3117 Class JF, 0.5485% 2/15/36 (h)	7,903	7,910
floater sequential payer Series 3387 Class DF, 0.4285% 10/15/17 (h)	10,870	10,872
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,692	1,819
Series 2394 Class KD, 6% 12/15/16	906	962
Series 2417 Class EH, 6% 2/15/17	521	562
Series 2535 Class PC, 6% 9/15/32	1,615	1,707
Series 2770 Class UD, 4.5% 5/15/17	3,411	3,452
Series 2866 Class XE, 4% 12/15/18	6,377	6,613
Series 2901 Class UM, 4.5% 1/15/30	2,551	2,572
Series 3792 Class DF, 0.6485% 11/15/40 (h)	23,632	23,695
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	216	217
Series 2635 Class DG, 4.5% 1/15/18	3,465	3,587
Series 2915 Class DC, 4.5% 3/15/19	3,031	3,105
Series 2970 Class YA, 5% 9/15/18	55	54
Series 3560 Class LA, 2% 8/15/14	3,233	3,249
Series 3573 Class LC, 1.85% 8/15/14	6,082	6,124
Series 3659 Class EJ 3% 6/15/18	14,998	15,469
Series 3696 Class AE, 1.2% 7/15/15	7,289	7,293
TOTAL U.S. GOVERNMENT AGENCY		239,531
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $419,688)		414,487
Commercial Mortgage Securities - 4.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4363% 2/14/43 (h)(j)	$ 14,241	$ 157
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	1,016	1,015
Series 2005-4 Class XP, 0.3486% 7/10/45 (h)(j)	36,117	51
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7185% 3/15/22 (d)(h)	415	398
Class G, 0.7785% 3/15/22 (d)(h)	2,159	2,029
Class H, 1.0285% 3/15/22 (d)(h)	3,540	3,292
Series 2006-BIX1:
Class F, 0.5585% 10/15/19 (d)(h)	1,104	1,038
Class G, 0.5785% 10/15/19 (d)(h)	1,645	1,464
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (d)(h)	44	31
Series 2004-1:
Class A, 0.604% 4/25/34 (d)(h)	2,029	1,634
Class B, 2.144% 4/25/34 (d)(h)	216	125
Class M1, 0.804% 4/25/34 (d)(h)	184	128
Class M2, 1.444% 4/25/34 (d)(h)	161	111
Series 2005-2A:
Class A1, 0.554% 8/25/35 (d)(h)	786	513
Class M1, 0.674% 8/25/35 (d)(h)	54	28
Class M2, 0.724% 8/25/35 (d)(h)	90	41
Class M3, 0.744% 8/25/35 (d)(h)	50	20
Series 2005-3A:
Class A2, 0.644% 11/25/35 (d)(h)	279	185
Class M1, 0.684% 11/25/35 (d)(h)	47	27
Class M2, 0.734% 11/25/35 (d)(h)	60	33
Class M3, 0.754% 11/25/35 (d)(h)	54	28
Class M4, 0.844% 11/25/35 (d)(h)	67	32
Series 2005-4A:
Class A2, 0.634% 1/25/36 (d)(h)	3,703	2,295
Class B1, 1.644% 1/25/36 (d)(h)	290	38
Class M1, 0.694% 1/25/36 (d)(h)	1,182	510
Class M2, 0.714% 1/25/36 (d)(h)	384	149
Class M3, 0.744% 1/25/36 (d)(h)	509	178
Class M4, 0.854% 1/25/36 (d)(h)	283	88
Class M5, 0.894% 1/25/36 (d)(h)	283	76
Class M6, 0.944% 1/25/36 (d)(h)	287	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.604% 4/25/36 (d)(h)	$ 1,257	$ 869
Class M1, 0.624% 4/25/36 (d)(h)	390	221
Class M2, 0.644% 4/25/36 (d)(h)	413	218
Class M3, 0.664% 4/25/36 (d)(h)	355	175
Class M4, 0.764% 4/25/36 (d)(h)	202	91
Class M5, 0.804% 4/25/36 (d)(h)	194	78
Class M6, 0.884% 4/25/36 (d)(h)	424	161
Series 2006-2A:
Class A1, 0.474% 7/25/36 (d)(h)	1,377	872
Class A2, 0.524% 7/25/36 (d)(h)	1,020	612
Class B1, 1.114% 7/25/36 (d)(h)	369	44
Class B3, 2.944% 7/25/36 (d)(h)	609	25
Class M1, 0.554% 7/25/36 (d)(h)	1,071	429
Class M2, 0.574% 7/25/36 (d)(h)	754	272
Class M3, 0.594% 7/25/36 (d)(h)	596	194
Class M4, 0.664% 7/25/36 (d)(h)	400	115
Class M5, 0.714% 7/25/36 (d)(h)	493	122
Class M6, 0.784% 7/25/36 (d)(h)	775	124
Series 2006-3A:
Class B1, 1.044% 10/25/36 (d)(h)	91	2
Class M4, 0.674% 10/25/36 (d)(h)	101	10
Class M5, 0.724% 10/25/36 (d)(h)	121	9
Class M6, 0.804% 10/25/36 (d)(h)	237	11
Series 2006-4A:
Class A1, 0.474% 12/25/36 (d)(h)	465	307
Class A2, 0.514% 12/25/36 (d)(h)	2,107	1,074
Class B1, 0.944% 12/25/36 (d)(h)	73	7
Class B2, 1.494% 12/25/36 (d)(h)	75	4
Class B3, 2.694% 12/25/36 (d)(h)	45	1
Class M1, 0.534% 12/25/36 (d)(h)	151	58
Class M2, 0.554% 12/25/36 (d)(h)	101	34
Class M3, 0.584% 12/25/36 (d)(h)	103	30
Class M4, 0.644% 12/25/36 (d)(h)	123	28
Class M5, 0.684% 12/25/36 (d)(h)	113	19
Class M6, 0.764% 12/25/36 (d)(h)	101	12
Series 2007-1:
Class A2, 0.514% 3/25/37 (d)(h)	2,170	1,042
Class B1, 0.914% 3/25/37 (d)(h)	696	50
Class B2, 1.394% 3/25/37 (d)(h)	444	19
Class M1, 0.514% 3/25/37 (d)(h)	590	192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M2, 0.534% 3/25/37 (d)(h)	$ 443	$ 115
Class M3, 0.564% 3/25/37 (d)(h)	393	79
Class M4, 0.614% 3/25/37 (d)(h)	302	45
Class M5, 0.664% 3/25/37 (d)(h)	493	62
Class M6, 0.744% 3/25/37 (d)(h)	689	71
Series 2007-2A:
Class A1, 0.514% 7/25/37 (d)(h)	382	197
Class A2, 0.564% 7/25/37 (d)(h)	358	125
Class B1, 1.844% 7/25/37 (d)(h)	111	4
Class B2, 2.494% 7/25/37 (d)(h)	36	2
Class M1, 0.614% 7/25/37 (d)(h)	127	19
Class M2, 0.654% 7/25/37 (d)(h)	71	8
Class M3, 0.734% 7/25/37 (d)(h)	72	6
Class M4, 0.894% 7/25/37 (d)(h)	139	11
Class M5, 0.994% 7/25/37 (d)(h)	123	8
Class M6, 1.244% 7/25/37 (d)(h)	156	8
Series 2007-3:
Class A2, 0.534% 7/25/37 (d)(h)	540	231
Class B1, 1.194% 7/25/37 (d)(h)	471	39
Class B2, 1.844% 7/25/37 (d)(h)	1,214	65
Class B3, 4.244% 7/25/37 (d)(h)	145	3
Class M1, 0.554% 7/25/37 (d)(h)	407	134
Class M2, 0.584% 7/25/37 (d)(h)	436	118
Class M3, 0.614% 7/25/37 (d)(h)	708	156
Class M4, 0.744% 7/25/37 (d)(h)	1,110	196
Class M5, 0.844% 7/25/37 (d)(h)	563	75
Class M6, 1.044% 7/25/37 (d)(h)	429	47
Series 2007-4A:
Class A2, 0.794% 9/25/37 (d)(h)	4,443	1,111
Class B1, 2.794% 9/25/37 (d)(h)	477	17
Class M1, 1.194% 9/25/37 (d)(h)	700	61
Class M2, 1.294% 9/25/37 (d)(h)	700	43
Class M4, 1.844% 9/25/37 (d)(h)	1,840	79
Class M5, 1.994% 9/25/37 (d)(h)	1,840	59
Class M6, 2.194% 9/25/37 (d)(h)	1,841	38
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(j)	14,610	533
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(j)	39,309	1,293
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.6187% 3/11/39 (h)	6,110	6,462
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (d)(h)	$ 281	$ 270
Class J, 1.0985% 3/15/19 (d)(h)	274	236
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (d)(h)	303	260
Class E, 0.5485% 3/15/22 (d)(h)	1,576	1,337
Class F, 0.5985% 3/15/22 (d)(h)	967	801
Class G, 0.6485% 3/15/22 (d)(h)	248	203
Class H, 0.7985% 3/15/22 (d)(h)	303	242
Class J, 0.9485% 3/15/22 (d)(h)	303	236
sequential payer Series 2007-PW17 Class A2, 5.574% 6/11/50	2,096	2,112
Series 2004-PWR6 Class X2, 0.848% 11/11/41 (h)(j)	16,353	93
Series 2005-PWR9 Class X2, 0.5336% 9/11/42 (d)(h)(j)	103,285	640
Series 2006-T24 Class X2, 0.6237% 10/12/41 (d)(h)(j)	821	6
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (d)(h)	4,536	3,740
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5913% 5/15/35 (d)(h)(j)	35,775	837
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (d)(h)	152	145
Class H, 0.6235% 8/15/21 (d)(h)	258	241
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	104	104
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6703% 10/15/48 (h)(j)	229,390	1,883
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	4,532	4,569
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (d)(h)	52	51
Class H, 0.8685% 4/15/17 (d)(h)	116	100
Class J, 1.0985% 4/15/17 (d)(h)	89	62
Series 2005-FL11:
Class F, 0.6985% 11/15/17 (d)(h)	125	111
Class G, 0.7485% 11/15/17 (d)(h)	87	76
Series 2006-CN2A Class A2FL, 0.4825% 2/5/19 (d)(h)	3,060	2,894
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	$ 7,645	$ 7,435
Class AJFX, 5.478% 2/5/19 (d)	4,380	4,353
Series 2005-LP5 Class XP, 0.4391% 5/10/43 (h)(j)	22,007	8
Series 2006-C8 Class XP, 0.6566% 12/10/46 (h)(j)	4,023	35
Series 2006-CN2A Class E, 5.7556% 2/5/19 (d)(h)	4,440	4,213
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	23,330	24,799
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	7,700	7,722
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.9018% 6/15/39 (h)	3,931	3,943
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (h)(j)	181,365	2,180
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (h)(j)	14,780	38
Series 2003-C4 Class A4, 5.137% 8/15/36	8,100	8,450
Series 2005-C1 Class ASP, 0.5114% 2/15/38 (d)(h)(j)	178,945	3
Series 2005-C2 Class ASP, 0.7388% 4/15/37 (d)(h)(j)	33,621	37
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4185% 2/15/22 (d)(h)	1,256	1,114
0.5185% 2/15/22 (d)(h)	448	393
Class F, 0.5685% 2/15/22 (d)(h)	897	777
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	2,946	3,011
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 1.5729% 5/15/33 (d)(h)(j)	7,992	71
Series 2007-C1 Class XP, 0.3493% 12/10/49 (h)(j)	2,559	11
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	3,614	3,710
Class A2, 5.6355% 5/10/40 (h)	4,180	4,417
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,957
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (d)(h)	8,330	8,091
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	5,273	5,272
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7025% 6/6/20 (d)(h)	$ 562	$ 531
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(h)	15,188	15,074
Class C, 2.1455% 3/6/20 (d)(h)	4,021	3,913
Class D, 2.3636% 3/6/20 (d)(h)	1,390	1,347
Class E, 2.6688% 3/6/20 (d)(h)	1,905	1,837
Class F, 2.8433% 3/6/20 (d)(h)	967	929
Class G, 3.0177% 3/6/20 (d)(h)	479	458
Class H, 3.5846% 3/6/20 (d)(h)	799	764
Class J, 4.4568% 3/6/20 (d)(h)	1,146	1,103
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,818
Serries 2004-GG2 Class A6, 5.396% 8/10/38 (h)	9,160	9,893
Series 2006-GG6 Class A2, 5.506% 4/10/38	5,726	5,819
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	8,709	8,762
Series 2011-GC5 Class A1, 1.468% 8/10/44 (h)	7,343	7,371
Series 2012-GC6 Class A1, 1.282% 1/10/45	3,180	3,187
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(h)	23,980	23,978
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	6,850	7,030
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	3,358	3,533
Series 2006-LDP7 Class A2, 6.0508% 4/15/45 (h)	190	191
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3785% 11/15/18 (d)(h)	3,853	3,721
Class D, 0.4785% 11/15/18 (d)(h)	109	96
Class E, 0.5285% 11/15/18 (d)(h)	156	134
Class F, 0.5785% 11/15/18 (d)(h)	234	199
Class G, 0.6085% 11/15/18 (d)(h)	203	167
Class H, 0.7485% 11/15/18 (d)(h)	156	122
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	7,862	7,935
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (h)	7,662	7,728
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,753	2,754
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	$ 2,850	$ 2,934
Series 2006-C1 Class A2, 5.084% 2/15/31	4,641	4,689
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	107	107
Series 2007-C6 Class A2, 5.845% 7/15/40	4,806	4,886
Series 2004-C8, 4.799% 12/15/29	8,481	9,057
Series 2006-C1 Class XCP, 0.5146% 2/15/41 (h)(j)	144,241	524
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (h)(j)	96,509	1,033
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (h)(j)	35,998	305
Series 2007-C2 Class XCP, 0.6911% 2/15/40 (h)(j)	188,272	1,882
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5885% 9/15/21 (d)(h)	2,254	1,882
Class G, 0.6085% 9/15/21 (d)(h)	1,521	1,224
Class H, 0.6485% 9/15/21 (d)(h)	392	300
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	637	638
Series 2005-MCP1 Class XP, 0.8267% 6/12/43 (h)(j)	29,906	263
Series 2005-MKB2 Class XP, 0.4028% 9/12/42 (h)(j)	13,617	41
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	3,857	3,903
Series 2006-4 Class XP, 0.8109% 12/12/49 (h)(j)	72,117	1,203
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (d)(h)	241	140
Series 2007-XLFA:
Class B, 0.379% 10/15/20 (d)(h)	202	186
Class C, 0.409% 10/15/20 (d)(h)	2,400	2,174
Class D, 0.439% 10/15/20 (d)(h)	1,889	1,702
Class E, 0.499% 10/15/20 (d)(h)	562	478
Class F, 0.549% 10/15/20 (d)(h)	337	257
Class G, 0.589% 10/15/20 (d)(h)	417	305
Class H, 0.679% 10/15/20 (d)(h)	262	152
Class J, 0.829% 10/15/20 (d)(h)	154	64
Class MHRO, 0.939% 10/15/20 (d)(h)	155	131
Class NHRO, 1.139% 10/15/20 (d)(h)	230	189
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	2,862	2,933
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1	1
Series 2007-IQ14 Class A2, 5.61% 4/15/49	9,704	9,992
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ5 Class X2, 0.3921% 1/14/42 (h)(j)	$ 33,150	$ 91
Series 2005-TOP17 Class X2, 0.8024% 12/13/41 (h)(j)	24,549	140
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (d)(h)(j)	2,115	9
Series 2011-C3 Class A1, 2.178% 7/15/49	16,553	16,832
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,586	3,722
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)	3,490	3,492
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3751% 9/15/21 (d)(h)	17,318	16,682
Class E, 0.5696% 9/15/21 (d)(h)	938	735
Class F, 0.6296% 9/15/21 (d)(h)	1,264	952
Class G, 0.6496% 9/15/21 (d)(h)	1,198	866
Class J, 0.8896% 9/15/21 (d)(h)	266	121
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (d)(h)	68	61
Class AP2, 1.0485% 6/15/20 (d)(h)	112	98
Class F, 0.7285% 6/15/20 (d)(h)	2,172	1,412
Series 2003-C9 Class A4, 5.012% 12/15/35	10,660	11,279
Series 2006-C23 Class X, 0.2568% 1/15/45 (d)(h)(j)	846,115	1,262
Series 2007-C30 Class XP, 0.6327% 12/15/43 (d)(h)(j)	195,403	1,909
Series 2007-C31A Class A2, 5.421% 4/15/47	7,981	8,292
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	688	687
WF-RBS Commercial Mortgage Trust sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,837	2,849
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $430,641)		403,569
Municipal Securities - 0.7%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,111
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (h)(i)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.7%, tender 6/1/12 (h)	$ 6,100	$ 6,100
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (h)	3,000	3,003
Series 2007 B, 1.9%, tender 6/1/12 (h)	3,000	3,009
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (h)(i)	15,900	15,993
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (h)(i)	4,550	4,550
TOTAL MUNICIPAL SECURITIES (Cost $56,309)		56,616
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 1.375% 1/27/14	28,250	28,699
United Mexican States 6.625% 3/3/15	8,200	9,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,458)		38,059
Bank Notes - 0.1%

National City Bank, Cleveland 0.6269% 3/1/13 (h) (Cost $5,434)	5,470	5,474
Commercial Paper - 0.3%

Vodafone Group PLC yankee:
1% 6/11/12	20,000	19,964
Weatherford International Ltd. yankee 0.82% 5/14/12	7,000	6,992
TOTAL COMMERCIAL PAPER (Cost $26,930)		26,956
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,276)	1,275,761	$ 1,276
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,745,060)		8,740,441
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,816
NET ASSETS - 100%		$ 8,745,257
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
100 Eurodollar 90 Day Index Contracts	June 2012	$ 99,888	$ 21

Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)

	August 2034	$ 260	$ (201)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (g)	Oct. 2034	311	(129)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (g)	April 2032	129	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)	Oct. 2034	341	(287)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	253	(220)
		$ 1,298	$ (949)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $896,246,000 or 10.2% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,447,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,495,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 4,518
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 8
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,816,599	$ -	$ 2,812,104	$ 4,495
U.S. Government and Government Agency Obligations	3,530,440	-	3,530,440	-
U.S. Government Agency - Mortgage Securities	403,193	-	403,193	-
Asset-Backed Securities	1,043,772	-	1,023,083	20,689
Collateralized Mortgage Obligations	414,487	-	413,953	534
Commercial Mortgage Securities	403,569	-	380,467	23,102
Municipal Securities	56,616	-	56,616	-
Foreign Government and Government Agency Obligations	38,059	-	38,059	-
Bank Notes	5,474	-	5,474	-
Commercial Paper	26,956	-	26,956	-
Money Market Funds	1,276	1,276	-	-
Total Investments in Securities:	$ 8,740,441	$ 1,276	$ 8,690,345	$ 48,820
Derivative Instruments:
Assets
Futures Contracts	$ 21	$ 21	$ -	$ -
Liabilities
Swap Agreements	$ (949)	$ -	$ -	$ (949)
Total Derivative Instruments:	$ (928)	$ 21	$ -	$ (949)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 75,191
Total Realized Gain (Loss)	(10,038)
Total Unrealized Gain (Loss)	11,827
Cost of Purchases	1
Proceeds of Sales	(12,619)
Amortization/Accretion	(56)
Transfers in to Level 3	12,481
Transfers out of Level 3	(27,967)
Ending Balance	$ 48,820
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 1,901
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (698)
Total Unrealized Gain (Loss)	(251)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (949)
Realized gain (loss) on Swap Agreements for the period	$ 19
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (251)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (949)
Interest Rate Risk
Futures Contracts (a)	21	-
Total Value of Derivatives	$ 21	$ (949)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	3.3%
Canada	2.3%
Netherlands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,743,784)	$ 8,739,165
Fidelity Central Funds (cost $1,276)	1,276
Total Investments (cost $8,745,060)		$ 8,740,441
Cash		278
Receivable for investments sold		6,591
Receivable for swap agreements		3
Receivable for fund shares sold		14,251
Interest receivable		29,488
Distributions receivable from Fidelity Central Funds		3
Receivable for daily variation margin on futures contracts		6
Other receivables		73
Total assets		8,791,134

Liabilities
Payable for investments purchased	$ 30,455
Payable for fund shares redeemed	10,684
Distributions payable	518
Swap agreements, at value	949
Accrued management fee	2,306
Other affiliated payables	895
Other payables and accrued expenses	70
Total liabilities		45,877

Net Assets		$ 8,745,257
Net Assets consist of:
Paid in capital		$ 9,054,371
Undistributed net investment income		1,421
Accumulated undistributed net realized gain (loss) on investments		(304,988)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,547)
Net Assets		$ 8,745,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,695,514 ÷ 901,748 shares)	$ 8.53

Class F: Net Asset Value, offering price and redemption price per share ($1,049,743 ÷ 123,053 shares)	$ 8.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 73,451
Income from Fidelity Central Funds		8
Total income		73,459

Expenses
Management fee	$ 13,897
Transfer agent fees	3,938
Fund wide operations fee	1,447
Independent trustees' compensation	16
Miscellaneous	13
Total expenses before reductions	19,311
Expense reductions	(13)	19,298
Net investment income (loss)		54,161
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,306
Swap agreements	19
Total net realized gain (loss)		16,325
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,504)
Futures contracts	21
Swap agreements	(251)
Total change in net unrealized appreciation (depreciation)		(7,734)
Net gain (loss)		8,591
Net increase (decrease) in net assets resulting from operations		$ 62,752

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,161	$ 128,359
Net realized gain (loss)	16,325	67,290
Change in net unrealized appreciation (depreciation)	(7,734)	(14,403)
Net increase (decrease) in net assets resulting from operations	62,752	181,246
Distributions to shareholders from net investment income	(60,281)	(129,745)
Share transactions - net increase (decrease)	(5,331)	578,871
Total increase (decrease) in net assets	(2,860)	630,372

Net Assets
Beginning of period	8,748,117	8,117,745
End of period (including undistributed net investment income of $1,421 and undistributed net investment income of $7,541, respectively)	$ 8,745,257	$ 8,748,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended (Unaudited)	Years ended August 31,
February 29,	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86
Income from Investment Operations
Net investment income (loss) D	.052	.127	.186	.260	.376	.421
Net realized and unrealized gain (loss)	.006	.052	.264	(.097)	(.355)	(.208)
Total from investment operations	.058	.179	.450	.163	.021	.213
Distributions from net investment income	(.058)	(.129)	(.190)	(.253)	(.371)	(.413)
Net asset value, end of period	$ 8.53	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Total Return B, C	.68%	2.13%	5.53%	2.07%	.23%	2.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.23% A	1.50%	2.23%	3.22%	4.42%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 7,696	$ 7,952	$ 7,774	$ 6,333	$ 6,694	$ 7,341
Portfolio turnover rate F	74% A	223%	233% H	264% H	71%	82% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended (Unaudited)	Years ended August 31,
February 29,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.056	.135	.193	.042
Net realized and unrealized gain (loss)	.006	.053	.265	.121
Total from investment operations	.062	.188	.458	.163
Distributions from net investment income	(.062)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.53	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	.73%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	1.33% A	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,049,743	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	74% A	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 103,716
Gross unrealized depreciation	(110,418)
Net unrealized appreciation (depreciation) on securities and other investments	$ (6,702)

Tax cost	$ 8,747,143

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (172,264)
2018	(142,198)
Total capital loss carryforward	$ (314,462)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 19	$ (251)
Interest Rate Risk
Futures Contracts	-	21
Totals (a)	$ 19	$ (230)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,298 representing .01% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,346,676 and $856,739, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

9. Security Lending - continued

the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $23.

10. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $13.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Short-Term Bond	$ 53,681	$ 120,907
Class F	6,600	8,838
Total	$ 60,281	$ 129,745

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Short-Term Bond
Shares sold	160,674	329,305	$ 1,366,873	$ 2,796,079
Reinvestment of distributions	5,937	13,405	50,509	113,900
Shares redeemed	(196,886)	(327,329)	(1,675,036)	(2,779,362)
Net increase (decrease)	(30,275)	15,381	$ (257,654)	$ 130,617

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class F
Shares sold	36,024	62,081	$ 306,097	$ 527,409
Reinvestment of distributions	776	1,040	6,600	8,838
Shares redeemed	(7,098)	(10,373)	(60,374)	(87,993)
Net increase (decrease)	29,702	52,748	$ 252,323	$ 448,254

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the fund.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class F and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the total expenses of the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STP-F-SANN-0412
1.891868.102

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Investor Class	.21%
Actual		$ 1,000.00	$ 1,027.20	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.06
Fidelity Advantage Class	.16%
Actual		$ 1,000.00	$ 1,026.70	$ .81**
HypotheticalA		$ 1,000.00	$ 1,024.07	$ .81**
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,027.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,027.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,027.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If changes to contractual expense limitations, effective February 1, 2012, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Fidelity Advantage Class	.11%
Actual		$ .55
HypotheticalA		$ .55

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 72.6%	U.S. Government and U.S. Government Agency Obligations † 74.5%
AAA 3.2%	AAA 3.6%
AA 5.3%	AA 5.4%
A 8.8%	A 8.9%
BBB 8.7%	BBB 7.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets†† (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.8	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 20.6%		Corporate Bonds 19.4%
	U.S. Government and U.S. Government Agency Obligations 72.6%		U.S. Government and U.S. Government Agency Obligations † 74.5%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 2.3%		CMOs and Other Mortgage Related Securities 2.7%
	Municipal Bonds 0.8%		Municipal Bonds 0.8%
	Other Investments 2.3%		Other Investments 2.5%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets†† (0.1)%
* Foreign investments	6.6%	** Foreign investments	6.4%

† Includes FDIC Guaranteed Corporate Securities †† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/2111	$ 2,000	$ 2,408
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,808
6.3% 3/1/38	7,045	9,727
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,165
5.3% 9/15/19	2,000	2,270
		16,970
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,353
Comcast Corp.:
4.95% 6/15/16	1,862	2,105
5.7% 5/15/18	2,940	3,473
5.7% 7/1/19	8,500	10,115
6.4% 3/1/40	1,000	1,277
6.55% 7/1/39	3,000	3,808
6.95% 8/15/37	6,700	8,833
COX Communications, Inc. 4.625% 6/1/13	4,425	4,638
Discovery Communications LLC 5.05% 6/1/20	3,200	3,668
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,412
6.4% 4/30/40	3,000	3,753
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,800
News America, Inc.:
5.3% 12/15/14	868	964
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	4,553
6.9% 3/1/19	2,110	2,566
6.9% 8/15/39	2,000	2,479
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,408
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,458
5.85% 5/1/17	5,801	6,827
6.2% 7/1/13	2,302	2,465
6.75% 7/1/18	1,162	1,428
7.3% 7/1/38	4,000	5,131
8.75% 2/14/19	2,368	3,131
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
4% 1/15/22	$ 1,000	$ 1,061
5.875% 11/15/16	2,131	2,520
6.5% 11/15/36	5,724	6,985
Viacom, Inc.:
4.375% 9/15/14	2,000	2,163
5.625% 9/15/19	1,000	1,175
6.125% 10/5/17	5,420	6,462
6.75% 10/5/37	1,865	2,406
Walt Disney Co.:
1.125% 2/15/17	2,760	2,737
2.55% 2/15/22	2,810	2,785
5.5% 3/15/19	2,000	2,425
		125,828
Multiline Retail - 0.1%
Target Corp.:
3.875% 7/15/20	3,000	3,309
5.875% 7/15/16	2,100	2,489
7% 1/15/38	3,100	4,402
		10,200
Specialty Retail - 0.2%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,432
5.875% 12/16/36	4,700	5,867
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,254
5.8% 4/15/40	2,000	2,414
Staples, Inc. 9.75% 1/15/14	10,000	11,468
		29,435
TOTAL CONSUMER DISCRETIONARY		184,841
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,542
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,025
4.125% 1/15/15	5,700	6,212
5.375% 1/15/20	1,500	1,788
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
8.2% 1/15/39	$ 2,800	$ 4,390
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,072
5.75% 10/23/17	5,185	6,264
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,167
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,948
4.875% 11/1/40	2,300	2,618
7.9% 11/1/18	6,000	8,186
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,870
3.15% 11/15/20	3,700	3,937
		73,019
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,162
6.125% 9/15/39	1,000	1,247
Kroger Co. 3.9% 10/1/15	9,000	9,825
Safeway, Inc. 5% 8/15/19	1,000	1,082
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,173
3.2% 5/15/14	10,000	10,588
5.625% 4/1/40	2,000	2,527
5.625% 4/15/41	4,600	5,809
6.5% 8/15/37	8,275	11,241
		56,654
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,386
General Mills, Inc. 5.65% 2/15/19	13,501	16,167
Kellogg Co.:
3.25% 5/21/18	2,800	2,944
4.45% 5/30/16	2,000	2,231
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,287
6.125% 2/1/18	5,497	6,591
6.75% 2/19/14	535	593
6.875% 2/1/38	5,250	6,955
		48,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	$ 5,200	$ 5,117
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,178
2.3% 2/6/22	4,700	4,634
3.15% 9/1/15	4,500	4,857
		19,786
Tobacco - 0.3%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,256
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,262
4.875% 5/16/13	8,937	9,418
5.65% 5/16/18	6,789	8,142
6.375% 5/16/38	1,450	1,913
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,454
7.25% 6/15/37	7,220	8,659
		42,104
TOTAL CONSUMER STAPLES		239,717
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,375
Halliburton Co.:
6.15% 9/15/19	2,000	2,425
7.45% 9/15/39	1,500	2,196
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,696
3.05% 3/1/16	1,020	1,056
4.625% 3/1/21	1,340	1,457
5.25% 3/15/42	3,100	3,272
Rowan Companies, Inc. 7.875% 8/1/19	500	595
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,817
5.15% 3/15/13	2,255	2,333
7% 3/15/38	5,580	6,665
		28,887
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	2,399
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.:
5.75% 6/15/14	$ 5,000	$ 5,446
6.45% 9/15/36	2,675	3,270
Apache Corp. 5.1% 9/1/40	3,000	3,499
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,104
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,637
5.7% 5/15/17	1,148	1,374
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,722
ConocoPhillips:
4.6% 1/15/15	3,000	3,330
5.75% 2/1/19	2,902	3,571
6.5% 2/1/39	7,529	10,621
Devon Energy Corp. 5.625% 1/15/14	2,321	2,527
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,028
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,284
5.875% 12/15/16	1,000	1,149
6.5% 4/15/18	1,000	1,180
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,104
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,888
4.6% 8/1/12	5,000	5,079
4.85% 8/15/42	2,500	2,522
5.6% 10/15/14	1,937	2,134
5.65% 4/1/13	690	724
5.7% 2/15/42	2,000	2,258
6.65% 4/15/18	2,000	2,396
7.55% 4/15/38	2,000	2,679
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,196
EQT Corp. 8.125% 6/1/19	1,000	1,186
Hess Corp. 5.6% 2/15/41	3,400	3,944
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,280
5.625% 9/1/41	1,000	1,041
6.55% 9/15/40	3,000	3,434
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,493
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,037
5.125% 3/1/21	1,000	1,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.: - continued
6.5% 3/1/41	$ 1,000	$ 1,128
Nexen, Inc.:
5.2% 3/10/15	900	977
5.875% 3/10/35	3,710	3,999
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,026
3.125% 2/15/22	2,000	2,070
Petro-Canada:
6.05% 5/15/18	3,650	4,419
6.8% 5/15/38	8,445	11,359
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	15,040
Petroleos Mexicanos 4.875% 1/24/22 (b)	15,660	16,365
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,124
5.75% 1/15/20	1,000	1,159
6.125% 1/15/17	1,795	2,070
6.65% 1/15/37	2,795	3,381
Shell International Finance BV:
1.875% 3/25/13	7,000	7,116
6.375% 12/15/38	4,200	5,869
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,285
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,578
5.1% 8/17/40	2,000	2,377
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,719
6.85% 6/1/39	2,000	2,708
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,451
Total Capital International SA 2.875% 2/17/22	4,175	4,249
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,072
6.1% 6/1/40	6,700	8,733
Valero Energy Corp. 6.625% 6/15/37	5,420	6,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,733	$ 1,939
5.65% 4/1/16	1,189	1,403
		242,368
TOTAL ENERGY		271,255
FINANCIALS - 7.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,286
BlackRock, Inc. 4.25% 5/24/21	6,500	7,046
Goldman Sachs Group, Inc.:
3.625% 2/7/16	5,000	5,019
3.7% 8/1/15	7,848	8,005
5.25% 10/15/13	1,500	1,571
5.25% 7/27/21	4,500	4,506
5.625% 1/15/17	7,000	7,377
6% 6/15/20	1,650	1,754
6.15% 4/1/18	1,951	2,115
6.25% 2/1/41	2,000	2,061
6.75% 10/1/37	14,510	14,518
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,623
Lazard Group LLC:
6.85% 6/15/17	3,804	4,135
7.125% 5/15/15	1,364	1,470
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,307
6.875% 4/25/18	6,991	7,610
Morgan Stanley:
2.875% 1/24/14	5,000	4,966
2.875% 7/28/14	1,000	993
4.2% 11/20/14	7,250	7,277
4.75% 4/1/14	4,287	4,337
5.45% 1/9/17	236	243
5.5% 7/28/21	1,000	990
5.625% 9/23/19	2,000	1,999
5.75% 1/25/21	5,000	4,955
5.95% 12/28/17	5,745	5,966
6% 5/13/14	3,242	3,397
6% 4/28/15	5,666	5,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 5,055	$ 5,360
7.3% 5/13/19	3,000	3,237
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,547
4.875% 3/16/15	5,000	5,190
6.125% 1/11/21	3,700	4,019
State Street Corp. 2.875% 3/7/16	3,340	3,488
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,988
2.3% 7/28/16	1,000	1,028
5.45% 5/15/19	2,000	2,299
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,300
3.875% 1/15/15	2,000	2,074
5.75% 4/25/18	1,700	1,878
5.875% 12/20/17	3,500	3,883
		177,786
Commercial Banks - 1.8%
American Express Bank FSB 6% 9/13/17	615	721
Bank of America NA:
5.3% 3/15/17	3,500	3,558
6% 10/15/36	2,419	2,333
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,111
4.375% 1/13/21	1,000	1,097
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,841
5.2% 7/10/14	2,000	2,124
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,554
BNP Paribas:
2.125% 12/21/12	2,000	2,006
3.6% 2/23/16	10,380	10,456
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,013
Comerica, Inc. 3% 9/16/15	1,268	1,313
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	8,013
6% 2/15/18	15,651	16,486
European Investment Bank 1.75% 3/15/17	5,000	5,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 11,745
5% 4/11/22	6,170	6,515
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,113
4.5% 6/1/18	824	854
8.25% 3/1/38	2,079	2,663
Fifth Third Bank 4.75% 2/1/15	3,422	3,610
HSBC Holdings PLC:
4.875% 1/14/22	10,100	10,940
5.1% 4/5/21	2,800	3,064
6.5% 9/15/37	10,000	11,004
Inter-American Development Bank 1.125% 3/15/17	17,100	17,077
JPMorgan Chase Bank 6% 10/1/17	7,075	7,940
KeyBank NA 5.8% 7/1/14	1,109	1,200
KeyCorp. 3.75% 8/13/15	7,000	7,377
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,747
6.7% 6/10/19	2,500	3,090
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,000
4.5% 1/11/21	1,000	1,050
5.25% 5/24/41	3,000	3,164
Regions Bank 7.5% 5/15/18	2,000	2,180
Royal Bank of Canada 2.3% 7/20/16	3,000	3,073
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,237
2.5% 7/14/16	1,200	1,246
U.S. Bancorp:
3.15% 3/4/15	5,000	5,291
4.125% 5/24/21	3,000	3,300
UnionBanCal Corp. 5.25% 12/16/13	656	680
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,508
6.6% 1/15/38	10,000	12,149
Wachovia Corp.:
5.5% 5/1/13	14,000	14,755
5.625% 10/15/16	3,367	3,785
5.75% 6/15/17	2,905	3,376
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,915
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.:
1.85% 12/9/13	$ 9,800	$ 9,898
4.875% 11/19/19	3,700	3,968
		248,166
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,690
8.15% 3/19/38	8,500	12,564
American Express Credit Corp. 2.75% 9/15/15	5,000	5,202
Capital One Bank (USA) NA 8.8% 7/15/19	2,020	2,468
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,216
7.375% 5/23/14	1,578	1,756
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,229
2.75% 6/24/15	1,500	1,585
Discover Financial Services:
6.45% 6/12/17	2,263	2,484
10.25% 7/15/19	1,000	1,275
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,406
2.95% 5/9/16	11,691	12,229
3.5% 6/29/15	12,081	12,873
4.65% 10/17/21	2,000	2,174
5.625% 9/15/17	7,044	8,122
5.625% 5/1/18	15,000	17,319
6.375% 11/15/67 (e)	9,000	9,135
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,050
John Deere Capital Corp. 1.6% 3/3/14	8,400	8,556
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,024
Toyota Motor Credit Corp.:
1% 2/17/15	1,600	1,598
2.05% 1/12/17	9,000	9,179
		143,134
Diversified Financial Services - 2.3%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,020
5% 5/13/21	4,000	3,982
5.75% 12/1/17	5,855	6,130
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp. - continued
5.875% 1/5/21	$ 6,640	$ 6,987
6.5% 8/1/16	15,000	16,216
BB&T Corp. 2.05% 4/28/14	2,000	2,041
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,002
3.125% 10/1/15	2,500	2,677
3.875% 3/10/15	2,000	2,169
4.5% 10/1/20	2,000	2,256
4.75% 3/10/19	1,000	1,138
Capital One Capital V 10.25% 8/15/39	3,557	3,708
Capital One Capital VI 8.875% 5/15/40	1,000	1,032
Citigroup, Inc.:
2.65% 3/2/15	13,899	13,904
3.953% 6/15/16	1,450	1,499
4.45% 1/10/17	5,000	5,278
4.75% 5/19/15	15,244	16,154
5.875% 1/30/42	4,500	4,784
6.125% 5/15/18	5,731	6,402
6.5% 8/19/13	6,095	6,459
8.125% 7/15/39	8,000	10,435
8.5% 5/22/19	2,000	2,481
CME Group, Inc. 5.75% 2/15/14	501	548
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,068
3.875% 8/18/14	5,000	5,223
Export Development Canada 1.25% 10/27/15	3,000	3,057
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,502
6.375% 5/15/38	7,218	9,919
JPMorgan Chase & Co.:
3.15% 7/5/16	1,500	1,545
3.4% 6/24/15	10,710	11,268
3.7% 1/20/15	5,000	5,309
4.35% 8/15/21	2,000	2,098
4.5% 1/24/22	13,000	13,809
4.625% 5/10/21	1,500	1,594
4.65% 6/1/14	4,000	4,295
5.5% 10/15/40	5,700	6,145
5.6% 7/15/41	1,500	1,664
6.3% 4/23/19	10,000	11,753
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW:
1% 1/12/15	$ 38,700	$ 38,887
1.875% 1/14/13	3,100	3,136
4% 1/27/20	3,000	3,393
4.875% 6/17/19	25,000	29,744
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,034
3.875% 9/16/15	4,000	4,366
TECO Finance, Inc. 4% 3/15/16	2,875	3,042
		313,153
Insurance - 0.8%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,595
Allstate Corp.:
5.95% 4/1/36	3,100	3,698
6.2% 5/16/14	4,000	4,443
7.45% 5/16/19	3,000	3,807
American International Group, Inc.:
3.65% 1/15/14	3,700	3,767
4.875% 9/15/16	5,400	5,680
5.05% 10/1/15	3,000	3,168
5.85% 1/16/18	2,000	2,157
6.4% 12/15/20	2,900	3,233
8.25% 8/15/18	4,000	4,792
Aon Corp. 3.125% 5/27/16	8,000	8,257
Assurant, Inc. 5.625% 2/15/14	1,894	2,006
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	588
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,045
MetLife, Inc.:
2.375% 2/6/14	3,000	3,081
5% 6/15/15	1,153	1,277
5.875% 2/6/41	2,400	2,933
7.717% 2/15/19	9,000	11,461
Prudential Financial, Inc.:
5.15% 1/15/13	3,146	3,262
5.4% 6/13/35	447	459
5.5% 3/15/16	421	471
5.625% 5/12/41	2,000	2,144
5.7% 12/14/36	380	409
6.2% 1/15/15	1,340	1,485
6.2% 11/15/40	2,400	2,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc. - continued
7.375% 6/15/19	$ 3,000	$ 3,712
8.875% 6/15/38 (e)	2,944	3,518
The Chubb Corp.:
5.75% 5/15/18	4,175	5,009
6.5% 5/15/38	3,510	4,679
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,699
		112,592
Real Estate Investment Trusts - 0.0%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	542
HRPT Properties Trust:
5.75% 11/1/15	881	921
6.25% 6/15/17	1,221	1,304
6.65% 1/15/18	612	659
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,177
		4,603
Real Estate Management & Development - 0.4%
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,219
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,002
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,087
Duke Realty LP:
5.4% 8/15/14	5,172	5,520
5.95% 2/15/17	630	697
6.25% 5/15/13	1,000	1,052
6.5% 1/15/18	1,000	1,133
ERP Operating LP:
4.625% 12/15/21	5,700	6,105
5.5% 10/1/12	3,403	3,492
Liberty Property LP:
4.75% 10/1/20	1,000	1,033
5.125% 3/2/15	840	891
5.5% 12/15/16	1,000	1,095
Regency Centers LP:
5.25% 8/1/15	2,113	2,275
5.875% 6/15/17	1,046	1,169
Simon Property Group LP:
2.8% 1/30/17	4,700	4,887
4.125% 12/1/21	3,200	3,457
4.2% 2/1/15	1,820	1,941
5.65% 2/1/20	4,300	5,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,408	$ 5,019
6.15% 11/15/15	24	27
		50,161
TOTAL FINANCIALS		1,049,595
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,172
2.5% 11/15/16	2,000	2,065
3.875% 11/15/21	9,600	9,973
5.15% 11/15/41	9,700	10,131
5.85% 6/1/17	2,928	3,450
		28,791
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,398
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,453
4.125% 3/15/21	2,800	3,103
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,062
		10,016
Health Care Providers & Services - 0.4%
Aetna, Inc. 4.125% 6/1/21	7,000	7,613
Aristotle Holding, Inc.:
2.1% 2/12/15 (b)	5,093	5,134
3.9% 2/15/22 (b)	10,400	10,631
CIGNA Corp. 4% 2/15/22	4,600	4,795
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,963
6.3% 8/15/14	3,584	3,923
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,024
6.25% 6/15/14	2,000	2,202
7.25% 6/15/19	2,000	2,485
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
5% 12/15/14	$ 7,200	$ 7,852
5.8% 8/15/40	4,000	4,907
		55,555
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,129
Pharmaceuticals - 0.6%
Abbott Laboratories 4.125% 5/27/20	9,500	10,845
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,491
6.45% 9/15/37	3,250	4,398
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,524
Hospira, Inc. 6.4% 5/15/15	2,000	2,201
Johnson & Johnson:
1.2% 5/15/14	4,700	4,782
4.85% 5/15/41	4,260	5,015
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,041
3.875% 1/15/21	1,000	1,123
4% 6/30/15	3,000	3,315
5% 6/30/19	5,970	7,150
5.85% 6/30/39	1,000	1,315
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,787
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,547
6.2% 3/15/19	4,000	5,048
7.2% 3/15/39	5,400	8,125
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,081
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,068
6.125% 8/15/19	1,000	1,172
Wyeth 5.5% 2/1/14	5,400	5,904
		90,932
TOTAL HEALTH CARE		186,423
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	$ 4,500	$ 4,687
General Dynamics Corp. 2.25% 7/15/16	2,400	2,499
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,730
5.4% 3/15/16	3,400	3,935
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,052
4.85% 9/15/41	2,700	2,888
Raytheon Co.:
1.625% 10/15/15	1,000	1,018
3.125% 10/15/20	2,000	2,076
4.875% 10/15/40	1,000	1,113
The Boeing Co.:
5% 3/15/14	3,000	3,275
6% 3/15/19	1,000	1,244
6.875% 3/15/39	3,300	4,827
United Technologies Corp.:
4.5% 4/15/20	4,000	4,638
5.7% 4/15/40	2,000	2,565
6.125% 2/1/19	4,000	4,948
		44,495
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,158
6.2% 1/15/38	2,500	3,394
		7,552
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,580	2,709
6.9% 7/2/19	681	725
		3,434
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,617
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	632
6% 10/15/17	2,902	3,515
6.55% 10/15/37	4,250	5,697
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.:
1.3% 6/23/14	$ 2,900	$ 2,943
3.9% 6/23/21	2,900	3,204
General Electric Co. 5.25% 12/6/17	18,540	21,885
Tyco International Ltd./Tyco International Finance SA 6.875% 1/15/21	1,600	2,011
		39,887
Machinery - 0.1%
Caterpillar, Inc.:
3.9% 5/27/21	3,000	3,323
5.3% 9/15/35	7,000	8,001
Deere & Co.:
4.375% 10/16/19	3,000	3,457
5.375% 10/16/29	1,000	1,226
		16,007
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,688
Burlington Northern Santa Fe LLC 3.05% 3/15/22	10,000	9,965
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,072
CSX Corp. 7.375% 2/1/19	10,000	12,603
Norfolk Southern Corp.:
3.25% 12/1/21	5,000	5,152
5.75% 1/15/16	10,000	11,579
Union Pacific Corp. 4.75% 9/15/41	2,800	3,049
		53,108
TOTAL INDUSTRIALS		169,100
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,189
4.45% 1/15/20	2,000	2,318
4.95% 2/15/19	3,479	4,104
5.9% 2/15/39	12,416	15,695
Nokia Corp.:
5.375% 5/15/19	1,000	1,011
6.625% 5/15/39	1,000	1,032
		27,349
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	$ 2,000	$ 2,195
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,047
4.3% 6/1/21	2,780	2,911
4.75% 6/2/14	8,300	8,919
6% 9/15/41	1,500	1,734
		17,806
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,134
6% 10/1/12	3,840	3,957
6.55% 10/1/17	2,338	2,762
7.125% 10/1/37	2,475	3,297
		13,150
Internet Software & Services - 0.1%
Google, Inc.:
1.25% 5/19/14	4,720	4,808
3.625% 5/19/21	3,780	4,183
		8,991
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,212
1.95% 7/22/16	1,500	1,551
7.625% 10/15/18	13,000	17,611
		30,374
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
4.5% 5/15/21	4,000	4,081
5.5% 5/15/12	1,586	1,600
5.625% 12/15/19	1,000	1,102
8.25% 5/15/14	3,902	4,382
		12,230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	$ 2,000	$ 2,119
2.95% 6/1/14	2,000	2,114
4.2% 6/1/19	2,000	2,312
5.3% 2/8/41	1,500	1,904
Oracle Corp.:
5.375% 7/15/40	4,000	4,854
5.75% 4/15/18	7,400	9,074
		22,377
TOTAL INFORMATION TECHNOLOGY		132,277
MATERIALS - 1.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,130
Dow Chemical Co.:
4.125% 11/15/21	5,000	5,319
4.85% 8/15/12	10,000	10,177
5.9% 2/15/15	2,500	2,822
7.6% 5/15/14	3,000	3,410
8.55% 5/15/19	2,358	3,136
9.4% 5/15/39	3,000	4,807
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,280
3.625% 1/15/21	5,000	5,473
4.625% 1/15/20	3,000	3,482
Lubrizol Corp. 8.875% 2/1/19	919	1,255
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,094
3.75% 9/30/15	2,000	2,160
4.875% 3/30/20	1,500	1,734
5.625% 12/1/40	1,800	2,252
Praxair, Inc.:
2.45% 2/15/22	4,650	4,597
3.25% 9/15/15	3,200	3,447
		63,575
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	$ 3,000	$ 3,293
6.8% 8/1/19	3,000	3,591
		6,884
Metals & Mining - 0.7%
Alcoa, Inc. 5.4% 4/15/21	12,100	12,593
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,923
7% 10/15/39	4,400	4,338
9.85% 6/1/19	2,000	2,425
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,287
5.125% 3/29/12	1,957	1,963
5.5% 4/1/14	2,500	2,746
6.5% 4/1/19	2,500	3,146
Freeport-McMoRan Copper & Gold, Inc. 3.55% 3/1/22	5,125	5,099
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,133
6.25% 10/1/39	1,600	1,971
Rio Tinto Finance Ltd. (United States):
2.25% 9/20/16	1,200	1,248
3.75% 9/20/21	3,200	3,411
5.2% 11/2/40	1,000	1,167
6.5% 7/15/18	1,398	1,751
7.125% 7/15/28	2,000	2,703
8.95% 5/1/14	4,000	4,670
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,204
5.2% 3/1/42	5,200	5,283
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,048
6.25% 1/23/17	9,395	10,850
		94,959
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,524
TOTAL MATERIALS		179,922
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	$ 2,560	$ 2,760
AT&T, Inc.:
2.4% 8/15/16	12,800	13,337
5.55% 8/15/41	5,200	6,091
5.8% 2/15/19	4,000	4,828
6.3% 1/15/38	838	1,034
6.7% 11/15/13	1,162	1,278
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,280
British Telecommunications PLC 9.625% 12/15/30	4,515	6,859
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,251
6.45% 6/15/21	5,250	5,557
7.6% 9/15/39	2,500	2,560
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,552
5.875% 8/20/13	10,000	10,651
6.75% 8/20/18	3,595	4,364
France Telecom SA:
2.125% 9/16/15	1,000	1,017
5.375% 7/8/19	4,000	4,542
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,377
5.875% 8/15/12	968	991
6.15% 9/15/34	5,270	6,288
6.45% 6/15/34	11,795	14,448
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,206
5.25% 10/1/15	4,571	4,617
6.999% 6/4/18	1,776	1,829
7.175% 6/18/19	6,000	6,195
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,874
4.949% 1/15/15	3,000	3,107
5.462% 2/16/21	2,700	2,715
5.877% 7/15/19	2,000	2,084
6.421% 6/20/16	1,151	1,240
7.045% 6/20/36	2,600	2,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.25% 11/3/14	$ 8,400	$ 8,510
2% 11/1/16	9,600	9,814
4.75% 11/1/41	1,000	1,069
6.25% 4/1/37	3,121	3,826
6.35% 4/1/19	6,000	7,423
6.9% 4/15/38	6,025	7,957
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,835
		174,123
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 11/15/37	8,365	10,082
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,657
4.75% 10/1/14	4,500	4,903
5.875% 10/1/19	2,905	3,379
6.35% 3/15/40	1,000	1,178
6.375% 3/1/41	2,100	2,523
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,558
8.5% 11/15/18	3,486	4,840
Vodafone Group PLC:
2.875% 3/16/16	440	465
3.375% 11/24/15	1,000	1,076
5% 12/16/13	2,275	2,441
5.45% 6/10/19	6,000	7,133
		45,235
TOTAL TELECOMMUNICATION SERVICES		219,358
UTILITIES - 1.6%
Electric Utilities - 1.1%
Alabama Power Co. 5.2% 6/1/41	3,850	4,571
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,812
AmerenUE 6.4% 6/15/17	2,959	3,563
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,358
8.875% 11/15/18	2,000	2,663
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
1.625% 1/15/14	$ 6,418	$ 6,521
3.4% 9/1/21	1,000	1,051
5.8% 3/15/18	9,945	11,788
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,120
6% 1/15/38	3,450	4,525
Duke Energy Corp. 3.95% 9/15/14	4,500	4,830
Edison International 3.75% 9/15/17	3,000	3,189
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,726
6.8% 8/15/39	3,500	4,088
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,838
Nevada Power Co. 6.5% 8/1/18	1,555	1,903
Northern States Power Co. 5.25% 3/1/18	10,500	12,435
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,750
PacifiCorp 6% 1/15/39	6,193	8,007
Pennsylvania Electric Co. 6.05% 9/1/17	757	870
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,104
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,925
6% 12/1/39	3,200	4,018
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,107
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,639
Southern California Edison Co. 4.5% 9/1/40	7,190	7,869
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,704
6.55% 5/15/36	5,500	7,060
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,820
6% 5/15/37	2,000	2,577
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,506
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,154
		150,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	$ 1,200	$ 1,236
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	496
		1,732
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,207
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,627
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,565
		11,399
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,349
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,277
5.5% 12/1/39	2,500	3,055
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,032
2.8793% 9/30/66 (e)	1,000	851
4.9% 8/1/41	2,000	2,219
7.5% 6/30/66 (e)	1,000	1,058
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,451
5.875% 10/1/12	2,893	2,975
6.5% 9/15/37	7,605	9,837
National Grid PLC 6.3% 8/1/16	1,463	1,699
NiSource Finance Corp.:
5.25% 9/15/17	835	929
5.4% 7/15/14	1,334	1,455
5.45% 9/15/20	5,111	5,768
6.25% 12/15/40	2,453	2,817
6.4% 3/15/18	1,532	1,810
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,103
Sempra Energy:
6% 10/15/39	1,000	1,246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,563
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,334
		53,828
TOTAL UTILITIES		217,050
TOTAL NONCONVERTIBLE BONDS (Cost $2,558,823)		2,849,538
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 3.8%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
0.5% 8/9/13	9,861	9,887
0.875% 8/28/14	68,669	69,480
1.75% 2/22/13	22,745	23,073
3.625% 2/12/13	55,295	57,062
Federal Farm Credit Bank 3% 9/22/14	50,000	53,050
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,096
0.375% 1/29/14	20,085	20,077
5% 11/17/17	33,300	40,172
Freddie Mac:
0.75% 3/28/13	31,355	31,525
1% 8/27/14	13,211	13,384
1.75% 9/10/15	20,385	21,196
2.375% 1/13/22	13,000	12,969
3.75% 3/27/19	2,300	2,619
4.875% 6/13/18	66,960	80,729
6.25% 7/15/32	7,700	11,039
6.75% 3/15/31	26,000	38,562
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,983
5.375% 4/1/56	5,395	7,015
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		526,918
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
3.125% 11/15/41	$ 33,520	$ 33,714
3.5% 2/15/39	12,115	13,156
3.75% 8/15/41	19,280	21,823
3.875% 8/15/40	30,080	34,799
4.25% 5/15/39	26,000	31,976
4.25% 11/15/40	811	998
4.375% 2/15/38	8,200	10,262
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,040
4.375% 5/15/41	65,065	81,758
4.5% 2/15/36	18,000	22,843
4.5% 5/15/38	15,000	19,139
4.5% 8/15/39	39,000	49,841
4.625% 2/15/40	21,500	28,034
4.75% 2/15/37	11,000	14,486
4.75% 2/15/41	54,830	72,967
5% 5/15/37	11,000	15,000
5.375% 2/15/31	68,260	95,009
6.25% 5/15/30	86,360	130,606
8% 11/15/21	75,392	116,881
8.75% 5/15/17	8,000	11,199
8.875% 8/15/17	5,000	7,113
8.875% 2/15/19	6,960	10,483
9% 11/15/18	4,000	6,003
9.125% 5/15/18	3,000	4,444
U.S. Treasury Notes:
0.125% 8/31/13	175,690	175,319
0.125% 9/30/13	116,470	116,197
0.125% 12/31/13	151,950	151,481
0.25% 10/31/13	112,680	112,627
0.25% 11/30/13	152,110	152,015
0.25% 1/31/14	89,260	89,180
0.25% 2/28/14	160,010	159,847
0.25% 9/15/14	16,970	16,912
0.25% 12/15/14	240	239
0.25% 2/15/15	79,040	78,651
0.375% 6/30/13	112,180	112,368
0.375% 7/31/13	161,460	161,731
0.375% 11/15/14	11,080	11,072
0.5% 8/15/14	17,980	18,036
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 12/15/13	$ 980	$ 988
0.875% 11/30/16	43,120	43,235
0.875% 12/31/16	12,063	12,086
0.875% 1/31/17	71,280	71,352
0.875% 2/28/17	124,110	124,129
1% 7/15/13	19,000	19,194
1% 8/31/16	100,010	101,049
1% 9/30/16	46,030	46,480
1% 10/31/16	86,750	87,550
1.25% 3/15/14	330	336
1.25% 4/15/14	653	666
1.25% 8/31/15	92,000	94,286
1.25% 9/30/15	6,000	6,146
1.25% 10/31/15	39,660	40,614
1.375% 3/15/13	128,640	130,193
1.375% 9/30/18	25,650	25,774
1.375% 2/28/19	100,240	100,099
1.5% 12/31/13	1,300	1,329
1.5% 6/30/16	86,270	89,094
1.5% 7/31/16	31,340	32,359
1.5% 8/31/18	42,320	42,915
1.75% 4/15/13	38,850	39,515
1.75% 1/31/14	13,759	14,138
1.75% 3/31/14	950	978
1.75% 7/31/15	53,000	55,190
1.75% 5/31/16	13,840	14,446
1.75% 10/31/18	10	10
1.875% 2/28/14	1,660	1,711
1.875% 4/30/14	23,821	24,610
1.875% 6/30/15	79,000	82,555
1.875% 8/31/17	25,000	26,156
1.875% 10/31/17	13,000	13,588
2% 4/30/16	49,100	51,735
2% 11/15/21	11,880	11,936
2% 2/15/22	14,280	14,305
2.125% 5/31/15	98,000	103,145
2.125% 12/31/15	18,710	19,787
2.125% 2/29/16	145,700	154,180
2.125% 8/15/21	104,050	106,099
2.25% 5/31/14	20,570	21,446
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/16	$ 54,000	$ 57,459
2.25% 11/30/17	11,000	11,729
2.375% 2/28/15	9,084	9,603
2.375% 7/31/17	25,000	26,832
2.5% 3/31/15	52,000	55,230
2.5% 4/30/15	50,580	53,789
2.5% 6/30/17	2,000	2,160
2.625% 6/30/14	31,801	33,480
2.625% 7/31/14	11,830	12,473
2.625% 12/31/14	49,640	52,700
2.625% 2/29/16	13,600	14,663
2.625% 4/30/18	10,200	11,093
2.625% 8/15/20	141,000	151,355
2.625% 11/15/20	94,180	100,890
2.75% 11/30/16	25,000	27,240
2.75% 12/31/17	3,000	3,283
3% 8/31/16	12,402	13,627
3% 9/30/16	22,000	24,198
3.125% 10/31/16	23,900	26,441
3.125% 5/15/21	50,876	56,468
3.25% 5/31/16	14,200	15,705
3.25% 12/31/16	25,000	27,854
3.375% 11/15/19	27,740	31,476
3.5% 2/15/18	4,000	4,550
3.5% 5/15/20	81,800	93,642
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	68,773
3.625% 2/15/21	39,800	45,919
3.875% 5/15/18	8,000	9,304
4% 2/15/14	11,600	12,436
4% 2/15/15	9,600	10,602
4% 8/15/18	22,000	25,823
4.125% 5/15/15	19,300	21,532
4.25% 8/15/13	5,600	5,925
4.25% 11/15/13	12,007	12,816
4.25% 11/15/17	16,000	18,839
4.5% 5/15/17	13,000	15,363
4.625% 11/15/16	15,000	17,634
4.625% 2/15/17	14,000	16,547
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 8/15/17	$ 14,000	$ 16,809
5.125% 5/15/16	13,100	15,502
TOTAL U.S. TREASURY OBLIGATIONS		5,255,554
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,463,363)		5,782,472
U.S. Government Agency - Mortgage Securities - 30.8%

Fannie Mae - 20.5%
2.298% 11/1/34 (e)	24,905	26,247
3.107% 4/1/41 (e)	19,903	20,683
4% 12/1/13 to 11/1/41	571,503	604,197
4% 3/1/27 (d)	51,700	54,755
4% 3/1/27 (d)	33,000	34,950
4% 10/1/41	348	368
4% 3/1/42 (d)	123,100	129,557
4% 3/1/42 (d)	53,000	55,780
4.5% 4/1/18 to 11/1/41	572,073	611,879
4.5% 3/1/27 (d)	13,200	14,124
4.5% 3/1/27 (d)	3,000	3,210
4.5% 3/1/42 (d)	46,300	49,345
4.5% 3/1/42 (d)	200	213
4.5% 3/1/42 (d)	15,000	15,987
4.513% 11/1/34 (e)	4,136	4,358
5% 12/1/17 to 4/1/41	385,333	416,177
5% 3/1/27 (d)	7,000	7,546
5% 3/1/27 (d)	2,000	2,156
5% 3/1/42 (d)	8,000	8,640
5% 3/1/42 (d)	6,400	6,912
5% 3/1/42 (d)	14,000	15,120
5.5% 12/1/13 to 6/1/40	312,786	341,217
5.5% 3/1/27 (d)	3,000	3,263
5.5% 3/1/27 (d)	1,000	1,088
5.5% 3/1/42 (d)	8,000	8,716
5.5% 3/1/42 (d)	12,000	13,075
6% 8/1/22 to 4/1/40	239,556	264,718
6% 3/1/42 (d)	9,000	9,903
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/42 (d)	$ 8,000	$ 8,803
6.5% 5/1/31 to 9/1/38	89,768	100,904
6.5% 3/1/42 (d)	5,000	5,608
6.5% 3/1/42 (d)	3,000	3,365
TOTAL FANNIE MAE		2,842,864
Freddie Mac - 3.3%
1.97% 3/1/36 (e)	10,732	11,017
2.357% 12/1/35 (e)	9,571	10,098
4% 10/1/40 to 10/1/41	71,852	75,667
4% 3/1/42 (d)	21,300	22,344
4.5% 6/1/25 to 10/1/41	90,711	96,912
4.83% 3/1/35 (e)	9,877	10,463
5% 4/1/23 to 9/1/40	86,891	94,082
5% 3/1/42 (d)	20,900	22,506
5.461% 9/1/37 (e)	4,101	4,370
5.5% 1/1/36 to 12/1/39	85,650	92,876
6% 4/1/32 to 8/1/37	5,998	6,668
6.5% 8/1/36 to 12/1/37	3,627	4,049
11.75% 9/1/13	1	1
TOTAL FREDDIE MAC		451,053
Ginnie Mae - 7.0%
4% 1/15/25 to 12/15/41	147,791	159,609
4% 7/15/41	495	535
4% 3/1/42 (d)	41,300	44,479
4% 3/1/42 (d)	25,000	26,925
4.5% 9/15/33 to 10/15/41	289,670	316,695
4.5% 3/1/42 (d)	6,100	6,650
4.5% 3/1/42 (d)	9,000	9,811
5% 3/15/39 to 9/15/41	182,755	203,391
5% 3/1/42 (d)	12,400	13,696
5% 3/1/42 (d)	4,000	4,418
5.5% 10/15/35 to 4/15/41	80,090	89,287
5.5% 3/1/42 (d)	2,000	2,227
5.5% 3/1/42 (d)	3,000	3,341
6% 5/20/34 to 12/15/40	50,700	56,931
6% 3/1/42 (d)	3,000	3,373
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 3/1/42 (d)	$ 2,000	$ 2,249
6.5% 8/20/36 to 2/15/39	20,719	23,540
TOTAL GINNIE MAE		967,157
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,129,171)		4,261,074
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,251
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,218
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,096
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,087
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,796
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	854	786
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (e)	17	17
Series 2007-6 Class 2A1, 0.304% 7/25/37 (e)	88	87
TOTAL ASSET-BACKED SECURITIES (Cost $24,863)		25,338
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	312
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (b)(e)	14	14
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	2,154	2,268
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	647
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	61
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,189)		3,302
Commercial Mortgage Securities - 2.3%
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (e)	$ 1,240	$ 1,323
Series 2006-5:
Class A2, 5.317% 9/10/47	4,161	4,224
Class A3, 5.39% 9/10/47	1,768	1,868
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,705
Series 2007-4 Class A3, 5.9813% 2/10/51 (e)	1,265	1,344
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	149
Series 2007-3:
Class A3, 5.8426% 6/10/49 (e)	2,118	2,220
Class A4, 5.8426% 6/10/49 (e)	2,643	2,921
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,130
Series 2004-2:
Class A3, 4.05% 11/10/38	174	177
Class A4, 4.153% 11/10/38	1,608	1,670
Series 2005-1 Class A3, 4.877% 11/10/42	526	526
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	711
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	118	118
Class K, 6.15% 5/11/35 (b)	590	575
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,179
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(f)	2,371	87
Series 2007-5A, Class IO, 4.1484% 10/25/37 (b)(e)(f)	5,872	555
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	67	67
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (e)	16,612	19,060
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,674
Series 2006-T22 Class A4, 5.7044% 4/12/38 (e)	159	181
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,554
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,627
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	1,880	1,792
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	740	740
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6:
Class A4, 5.8853% 12/10/49 (e)	$ 9,950	$ 11,449
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (e)	1,195	1,230
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,428
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,319
Class C, 5.476% 12/11/49	2,387	684
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (e)	1,268	1,361
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	228
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,758
Series 2007-C9 Class A4, 6.0069% 12/10/49 (e)	2,805	3,243
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	9	9
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,240
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,761
Series 2007-C3 Class A4, 5.9018% 6/15/39 (e)	10,213	11,134
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,390	4,475
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,257
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (b)(e)	4,524	3,359
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	65	66
Class A4, 4.75% 1/15/37	590	622
Series 2006-C1 Class A3, 5.5944% 2/15/39 (e)	4,702	5,024
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3985% 2/15/22 (b)(e)	480	431
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	834	842
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (b)(e)	$ 477	$ 463
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,611
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,093
Series 2006-GG7:
Class A3, 6.079% 7/10/38 (e)	2,480	2,480
Class A4, 6.079% 7/10/38 (e)	10,980	12,514
GS Mortgage Securities Corp. II sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	306	310
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	415	423
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (e)	3,116	3,225
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	916
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	481	504
Class A3, 5.336% 5/15/47	529	582
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (e)	17,057	19,411
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (e)	3,456	3,485
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,087
Series 2005-CB13 Class E, 5.5259% 1/12/43 (b)(e)	642	33
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (e)	108	40
Class C, 5.9303% 2/12/49 (e)	283	83
Class D, 5.9303% 2/12/49 (e)	298	41
Series 2007-LDP10 Class ES, 5.7445% 1/15/49 (b)(e)	656	34
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	33	33
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (e)	3,327	3,791
Series 1998-C1 Class D, 6.98% 2/18/30	180	184
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	172	174
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,067
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000	5,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A4, 5.424% 2/15/40	$ 1,163	$ 1,313
Series 2007-C2 Class A3, 5.43% 2/15/40	611	679
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,794
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,710
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (b)(e)	406	363
Class E, 0.5385% 9/15/21 (b)(e)	1,465	1,268
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (e)	860	868
Series 2005-LC1 Class F, 5.5568% 1/12/44 (b)(e)	1,103	616
Series 2006-C1 Class A2, 5.8093% 5/12/39 (e)	1,176	1,217
Series 2007-C1 Class A4, 6.0271% 6/12/50 (e)	4,800	5,399
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,081
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (e)	192	192
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,043	1,107
Series 2007-5:
Class A3, 5.364% 8/12/48	495	508
Class A4, 5.378% 8/12/48	51	55
Class B, 5.479% 8/12/48	3,804	951
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,169
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	4,438	4,800
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,968	5,228
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	396
Series 2007-8 Class A3, 6.1644% 8/12/49 (e)	1,094	1,216
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.409% 10/15/20 (b)(e)	728	659
Class MHRO, 0.939% 10/15/20 (b)(e)	171	143
Class NHRO, 1.139% 10/15/20 (b)(e)	263	216
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,307	1,332
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	674
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	5	5
Class A4, 5.364% 3/15/44	5,000	5,509
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (e)	948	983
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A4, 5.895% 10/15/42 (e)	$ 380	$ 429
Series 2006-T23 Class A3, 5.986% 8/12/41 (e)	647	676
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,085
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	61	61
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5696% 9/15/21 (b)(e)	252	197
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (b)(e)	17	16
Class AP2, 1.0485% 6/15/20 (b)(e)	30	26
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	959	966
Series 2003-C8 Class A3, 4.445% 11/15/35	4,569	4,619
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,470
Series 2007-C30:
Class A3, 5.246% 12/15/43	408	418
Class A4, 5.305% 12/15/43	373	396
Class A5, 5.342% 12/15/43	1,357	1,478
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,269
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (e)	8,247	8,547
Class A3, 5.9287% 6/15/49 (e)	7,152	7,874
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	602
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,154
Series 2005-C22:
Class B, 5.5336% 12/15/44 (e)	2,812	1,933
Class F, 5.5336% 12/15/44 (b)(e)	2,115	511
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,123
Series 2006-C25 Class AM, 5.9219% 5/15/43 (e)	664	725
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,502
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (e)	839	926
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $230,666)		316,001
Municipal Securities - 0.8%
	Principal Amount (000s)	Value (000s)
American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 9,720	$ 13,779
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,341
7.55% 4/1/39	15,000	19,860
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,838
Series 2011, 5.877% 3/1/19	3,500	3,876
4.511% 3/1/15	1,590	1,678
4.961% 3/1/16	2,830	3,026
5.365% 3/1/17	1,875	2,036
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	4,980	5,961
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,978
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,889
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,703
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,208
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,149
TOTAL MUNICIPAL SECURITIES (Cost $92,727)		107,322
Foreign Government and Government Agency Obligations - 1.4%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,560
5.625% 1/7/41	13,000	15,243
Canadian Government:
0.875% 2/14/17	2,200	2,191
2.375% 9/10/14	3,000	3,151
Chilean Republic 3.25% 9/14/21	9,000	9,230
Export Development Canada 1.25% 10/26/16	1,000	1,015
Hydro-Quebec 2% 6/30/16	7,310	7,533
Israeli State 4% 6/30/22	7,000	6,993
Italian Republic 3.125% 1/26/15	16,000	15,592
Manitoba Province 1.3% 4/3/17	3,420	3,413
New Brunswick Province 2.75% 6/15/18	4,350	4,575
Ontario Province:
1.375% 1/27/14	2,000	2,032
4% 10/7/19	15,000	16,771
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Ontario Province: - continued
4.1% 6/16/14	$ 15,000	$ 16,187
Polish Government 5% 3/23/22	14,500	15,479
Province of British Columbia 2.1% 5/18/16	3,800	3,982
Province of Quebec 2.75% 8/25/21	20,000	20,215
United Mexican States:
3.625% 3/15/22	3,000	3,057
5.125% 1/15/20	23,500	26,837
6.05% 1/11/40	6,000	7,305
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $185,572)		198,361
Supranational Obligations - 0.9%

African Development Bank euro 3% 5/27/14	5,000	5,270
Asian Development Bank 2.75% 5/21/14	30,000	31,470
Corporacion Andina de Fomento:
5.2% 5/21/13	240	249
8.125% 6/4/19	2,000	2,466
European Investment Bank:
1.625% 3/15/13	3,000	3,029
2.875% 1/15/15	5,000	5,239
3.125% 6/4/14	72,000	75,389
Inter-American Development Bank 3.875% 9/17/19	5,000	5,742
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,070
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $125,798)		132,924
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	1,725	1,827
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (a) (Cost $834,678)	834,677,715	$ 834,678
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $13,648,994)		14,512,837
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(668,501)
NET ASSETS - 100%		$ 13,844,336
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,097,000 or 0.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 111
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,849,538	$ -	$ 2,849,538	$ -
U.S. Government and Government Agency Obligations	5,782,472	-	5,782,472	-
U.S. Government Agency - Mortgage Securities	4,261,074	-	4,261,074	-
Asset-Backed Securities	25,338	-	24,552	786
Collateralized Mortgage Obligations	3,302	-	2,929	373
Commercial Mortgage Securities	316,001	-	305,391	10,610
Municipal Securities	107,322	-	107,322	-
Foreign Government and Government Agency Obligations	198,361	-	198,361	-
Supranational Obligations	132,924	-	132,924	-
Preferred Securities	1,827	-	1,827	-
Money Market Funds	834,678	834,678	-	-
Total Investments in Securities:	$ 14,512,837	$ 834,678	$ 13,666,390	$ 11,769
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,100
Total Realized Gain (Loss)	160
Total Unrealized Gain (Loss)	(1,748)
Cost of Purchases	-
Proceeds of Sales	(463)
Amortization/Accretion	(178)
Transfers in to Level 3	2,441
Transfers out of Level 3	(1,543)
Ending Balance	$ 11,769
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (1,491)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,814,316)	$ 13,678,159
Fidelity Central Funds (cost $834,678)	834,678
Total Investments (cost $13,648,994)		$ 14,512,837
Receivable for investments sold		92,700
Receivable for fund shares sold		429,799
Interest receivable		72,241
Distributions receivable from Fidelity Central Funds		56
Receivable from investment adviser for expense reductions		117
Other receivables		48
Total assets		15,107,798

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased Regular delivery	632,736
Delayed delivery	616,322
Payable for fund shares redeemed	12,063
Distributions payable	506
Accrued management fee	556
Other affiliated payables	1,226
Other payables and accrued expenses	47
Total liabilities		1,263,462

Net Assets		$ 13,844,336
Net Assets consist of:
Paid in capital		$ 13,014,010
Undistributed net investment income		11,775
Accumulated undistributed net realized gain (loss) on investments		(45,292)
Net unrealized appreciation (depreciation) on investments		863,843
Net Assets		$ 13,844,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($6,334,770 ÷ 535,697 shares)	$ 11.83

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,039,577 ÷ 257,060 shares)	$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,797,884 ÷ 236,618 shares)	$ 11.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($763,162 ÷ 64,542 shares)	$ 11.82

Class F: Net Asset Value, offering price and redemption price per share ($908,943 ÷ 76,872 shares)	$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 29, 2012 (Unaudited)
Investment Income
Dividends		$ 85
Interest		192,652
Income from Fidelity Central Funds		111
Total income		192,848

Expenses
Management fee	$ 3,166
Transfer agent fees	7,021
Independent trustees' compensation	23
Miscellaneous	18
Total expenses before reductions	10,228
Expense reductions	(119)	10,109
Net investment income (loss)		182,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		52,480
Change in net unrealized appreciation (depreciation) on: Investment securities	108,224
Delayed delivery commitments	(595)
Total change in net unrealized appreciation (depreciation)		107,629
Net gain (loss)		160,109
Net increase (decrease) in net assets resulting from operations		$ 342,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,739	$ 346,772
Net realized gain (loss)	52,480	102,576
Change in net unrealized appreciation (depreciation)	107,629	32,312
Net increase (decrease) in net assets resulting from operations	342,848	481,660
Distributions to shareholders from net investment income	(178,304)	(337,680)
Distributions to shareholders from net realized gain	(69,099)	(75,325)
Total distributions	(247,403)	(413,005)
Share transactions - net increase (decrease)	1,687,335	541,069
Total increase (decrease) in net assets	1,782,780	609,724

Net Assets
Beginning of period	12,061,556	11,451,832
End of period (including undistributed net investment income of $11,775 and undistributed net investment income of $7,340, respectively)	$ 13,844,336	$ 12,061,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82
Income from Investment Operations
Net investment income (loss) D	.166	.351	.373	.445	.503	.537
Net realized and unrealized gain (loss)	.150	.137	.613	.325	(.012)	(.078)
Total from investment operations	.316	.488	.986	.770	.491	.459
Distributions from net investment income	(.161)	(.342)	(.366)	(.450)	(.521)	(.519)
Distributions from net realized gain	(.065)	(.076)	-	-	-	-
Total distributions	(.226)	(.418)	(.366)	(.450)	(.521)	(.519)
Net asset value, end of period	$ 11.83	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Total Return B,C	2.72%	4.32%	9.10%	7.39%	4.61%	4.31%
Ratios to Average Net Assets E,G
Expenses before reductions	.21% A	.28%	.36%	.45%	.48%	.49%
Expenses net of fee waivers, if any	.21% A	.27%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.21% A	.27%	.32%	.32%	.32%	.31%
Net investment income (loss)	2.83% A	3.06%	3.32%	4.16%	4.64%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6,335	$ 7,287	$ 11,355	$ 10,281	$ 8,954	$ 7,687
Portfolio turnover rate F	101% A	106%	165%	231% H	151%	174% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.167	.115
Net realized and unrealized gain (loss)	.143	.301
Total from investment operations	.310	.416
Distributions from net investment income	(.165)	(.116)
Distributions from net realized gain	(.065)	-
Total distributions	(.230)	(.116)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.67%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17% A
Expenses net of fee waivers, if any	.16% A	.17% A
Expenses net of all reductions	.16% A	.17% A
Net investment income (loss)	2.88% A	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,040	$ 1,533
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.173	.118
Net realized and unrealized gain (loss)	.142	.302
Total from investment operations	.315	.420
Distributions from net investment income	(.170)	(.120)
Distributions from net realized gain	(.065)	-
Total distributions	(.235)	(.120)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.71%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	2.97% A	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,798	$ 1,926
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 29, 2012
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.175	.118
Net realized and unrealized gain (loss)	.141	.303
Total from investment operations	.316	.421
Distributions from net investment income	(.171)	(.121)
Distributions from net realized gain	(.065)	-
Total distributions	(.236)	(.121)
Net asset value, end of period	$ 11.82	$ 11.74
Total Return B,C	2.72%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	2.99% A	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 763	$ 682
Portfolio turnover rate F	101% A	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 29, 2012
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.175	.365	.359
Net realized and unrealized gain (loss)	.141	.139	.542
Total from investment operations	.316	.504	.901
Distributions from net investment income	(.171)	(.358)	(.351)
Distributions from net realized gain	(.065)	(.076)	-
Total distributions	(.236)	(.434)	(.351)
Net asset value, end of period	$ 11.82	$ 11.74	$ 11.67
Total Return B,C	2.72%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.12%	.22% A
Expenses net of all reductions	.05% A	.12%	.22% A
Net investment income (loss)	2.99% A	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 909	$ 634	$ 97
Portfolio turnover rate F	101% A	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transactions, deferred trustees compensation, and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 878,878
Gross unrealized depreciation	(6,011)
Net unrealized appreciation (depreciation) on securities and other investments	$ 872,867

Tax cost	$ 13,639,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $567,071 and $107,978, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Investor Class	$ 5,719.04
Fidelity Advantage Class	1,054.01
Institutional Class	248.00
	$ 7,021

* Annualized

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $33.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2013.

	Expense limitations	Reimbursement from adviser
Fidelity Advantage Class	.11%	$117

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011A
From net investment income
Investor Class	$ 96,488	$ 303,648
Fidelity Advantage Class	24,476	8,777
Institutional Class	35,611	9,197
Fidelity Advantage Institutional Class	10,860	3,164
Class F	10,869	12,894
Total	$ 178,304	$ 337,680
From net realized gain
Investor Class	$ 38,973	$ 73,706
Fidelity Advantage Class	9,226	-
Institutional Class	13,119	-
Fidelity Advantage Institutional Class	4,052	-
Class F	3,729	1,619
Total	$ 69,099	$ 75,325

A Distributions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Investor Class
Shares sold	137,322	275,359	$ 1,618,599	$ 3,161,122
Reinvestment of distributions	11,358	32,181	133,436	369,327
Shares redeemed	(233,820)	(659,966)	(2,754,505)	(7,593,927)
Net increase (decrease)	(85,140)	(352,426)	$ (1,002,470)	$ (4,063,478)
Fidelity Advantage Class
Shares sold	155,553	135,511	$ 1,833,951	$ 1,566,401
Reinvestment of distributions	2,684	698	31,546	8,115
Shares redeemed	(31,804)	(5,582)	(374,414)	(64,717)
Net increase (decrease)	126,433	130,627	$ 1,491,083	$ 1,509,799
Institutional Class
Shares sold	90,855	170,966	$ 1,069,395	$ 1,981,134
Reinvestment of distributions	4,147	790	48,730	9,197
Shares redeemed	(22,508)	(7,632)	(264,907)	(88,922)
Net increase (decrease)	72,494	164,124	$ 853,218	$ 1,901,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Fidelity Advantage Institutional Class
Shares sold	15,432	60,598	$ 181,772	$ 701,033
Reinvestment of distributions	1,269	271	14,912	3,164
Shares redeemed	(10,233)	(2,795)	(120,677)	(32,564)
Net increase (decrease)	6,468	58,074	$ 76,007	$ 671,633
Class F
Shares sold	29,957	52,176	$ 352,918	$ 597,198
Reinvestment of distributions	1,242	1,263	14,598	14,513
Shares redeemed	(8,317)	(7,767)	(98,019)	(90,005)
Net increase (decrease)	22,882	45,672	$ 269,497	$ 521,706

A Share transactions for Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class F and Investor Class (formerly known as the retail class) of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (The fund did not offer Fidelity Advantage Class, Institutional Class, or Fidelity Advantage Institutional Class as of December 31, 2010.)

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for all the periods shown, primarily because the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Board considered that, for the management fee comparisons shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 48% means that 52% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that, in January 2011, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 22 basis points to 5 basis points. At that time, expenses were lowered from 32 basis points to 22 basis points for the retail class (which also changed its transfer agent fee) and from 22 basis points to 5 basis points for Class F. The Board also considered that it had approved an amendment (effective June 1, 2009) to the fund's management contract that reduced the fund's management fee rate from 32 basis points to 22 basis points. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that the current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Investor Class of the fund to limit total expenses for Investor Class of the fund to 22 basis points. The fees and expenses payable under this contractual arrangement may not be increased without the approval of the Board.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UII-UDV-USAN-0412
1.925932.100

Fidelity®

Short-Term Bond

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,006.80	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,007.30	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations† 47.7%	U.S. Government and U.S. Government Agency Obligations† 55.0%
AAA 17.5%	AAA 14.3%
AA 10.1%	AA 9.9%
A 11.2%	A 10.3%
BBB 11.6%	BBB 9.1%
BB and Below 0.6%	BB and Below 0.9%
Not Rated 0.9%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	2.3	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	1.8	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *	As of August 31, 2011 **
Corporate Bonds 32.2%	Corporate Bonds 28.8%
U.S. Government and U.S. Government Agency Obligations† 47.7%	U.S. Government and U.S. Government Agency Obligations† 55.0%
Asset-Backed Securities 11.9%	Asset-Backed Securities 9.5%
CMOs and Other Mortgage Related Securities 6.6%	CMOs and Other Mortgage Related Securities 5.5%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 1.1%	Other Investments 1.0%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 0.1%

* Foreign investments	11.0%	** Foreign investments	8.6%
* Futures and Swaps	1.1%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 6,814	$ 7,436
Automobiles - 0.6%
Daimler Finance North America LLC:
1.875% 9/15/14 (d)	8,785	8,852
1.95% 3/28/14 (d)	16,316	16,448
2.3% 1/9/15 (d)	8,860	9,012
Volkswagen International Finance NV 1.875% 4/1/14 (d)	15,000	15,163
		49,475
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,669
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	18,400	19,093
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,180
3.65% 4/30/15	7,820	8,389
News America, Inc. 5.3% 12/15/14	9,474	10,518
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	20,997
Time Warner, Inc. 3.15% 7/15/15	11,388	12,095
Viacom, Inc. 1.25% 2/27/15	10,835	10,851
		91,123
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	6,373	6,610
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp. 1.2426% 8/23/13 (h)	5,238	5,237
TOTAL CONSUMER DISCRETIONARY		165,550
CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
1.3038% 3/26/13 (h)	1,469	1,477
1.5% 7/14/14	12,500	12,698
2.5% 3/26/13	17,822	18,190
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,667
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,574
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,146
		67,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 9,508	$ 9,949
Food Products - 0.6%
Cargill, Inc. 5.2% 1/22/13 (d)	2,175	2,259
General Mills, Inc. 1.55% 5/16/14	9,300	9,451
Kraft Foods, Inc.:
1.4565% 7/10/13 (h)	10,050	10,101
2.625% 5/8/13	27,534	28,107
		49,918
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	18,080	18,149
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	19,900	21,813
8.5% 11/10/13	8,000	8,990
		30,803
TOTAL CONSUMER STAPLES		176,571
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	415
Oil, Gas & Consumable Fuels - 1.7%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,294
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,641
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,224
Enterprise Products Operating LP:
4.6% 8/1/12	9,289	9,436
5.65% 4/1/13	8,773	9,206
Gazstream SA 5.625% 7/22/13 (d)	2,321	2,390
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,323
NGPL PipeCo LLC 6.514% 12/15/12 (d)	2,182	2,107
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,986
3.875% 1/27/16	8,216	8,570
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,335
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	3,544	3,597
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	8,777	8,953
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (d)	$ 10,282	$ 10,909
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,200
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,864
TransCanada PipeLines Ltd. 0.875% 3/2/15	3,053	3,045
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,422
		149,502
TOTAL ENERGY		149,917
FINANCIALS - 18.8%
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.625% 2/7/16	10,300	10,338
3.7% 8/1/15	13,094	13,355
5.25% 10/15/13	26,483	27,732
HSBC Bank PLC 3.1% 5/24/16 (d)	8,670	8,870
JPMorgan Chase & Co. 1.3611% 1/24/14 (h)	23,000	23,096
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,791
Morgan Stanley:
2.875% 1/24/14	8,670	8,611
2.875% 7/28/14	10,008	9,933
4.2% 11/20/14	4,995	5,014
6% 5/13/14	12,430	13,025
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	16,500	17,020
State Street Corp. 4.3% 5/30/14	9,030	9,658
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,591
UBS AG Stamford Branch:
1.5531% 1/28/14 (h)	6,500	6,417
2.25% 1/28/14	16,500	16,500
		195,951
Commercial Banks - 7.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	8,540	8,598
Bank of England 0.5% 3/6/15 (d)	12,018	11,970
Bank of Montreal:
1.0231% 4/29/14 (h)	8,000	8,013
2.125% 6/28/13	15,550	15,866
Bank of Nova Scotia 1.85% 1/12/15	29,920	30,550
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	13,006	13,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC:
2.375% 1/13/14	$ 22,100	$ 22,129
2.5% 1/23/13	3,836	3,869
BNP Paribas 2.125% 12/21/12	11,280	11,311
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,974
Commonwealth Bank of Australia:
1.227% 8/7/13 (d)(h)	7,000	7,001
1.2892% 3/17/14 (d)(h)	2,931	2,906
2.125% 3/17/14 (d)	15,350	15,434
Credit Suisse New York Branch:
1.527% 1/14/14 (h)	1,000	991
2.2% 1/14/14	31,458	31,715
Danske Bank A/S 1.617% 4/14/14 (d)(h)	12,690	12,422
DBS Bank Ltd. (Singapore) 0.7176% 5/16/17 (d)(h)	1,144	1,138
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,070
Fifth Third Bank 0.6051% 5/17/13 (h)	6,500	6,432
ING Bank NV:
2% 10/18/13 (d)	5,000	4,944
2.65% 1/14/13 (d)	14,190	14,214
KeyBank NA 5.8% 7/1/14	14,412	15,597
Manufacturers & Traders Trust Co. 2.081% 4/1/13 (h)	11,532	11,506
Nordea Bank AB 1.75% 10/4/13 (d)	12,260	12,212
PNC Funding Corp.:
3% 5/19/14	8,490	8,821
3.625% 2/8/15	8,119	8,676
Rabobank (Netherlands) NV 1.85% 1/10/14	34,061	34,314
Regions Financial Corp. 4.875% 4/26/13	7,700	7,816
Royal Bank of Canada:
0.867% 4/17/14 (h)	8,000	8,021
1.125% 1/15/14	10,316	10,378
1.45% 10/30/14	11,000	11,181
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	17,050	17,060
Santander U.S. Debt SA Unipersonal 2.485% 1/18/13 (d)	13,200	12,989
Sumitomo Mitsui Banking Corp.:
1.9% 1/12/15 (d)	10,070	10,169
1.95% 1/14/14 (d)	18,000	18,159
SunTrust Banks, Inc. 3.6% 4/15/16	7,229	7,494
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	30,266	30,601
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.9969% 11/1/13 (h)	$ 10,100	$ 10,177
1.375% 7/14/14	22,000	22,377
U.S. Bancorp:
1.375% 9/13/13	7,189	7,262
4.2% 5/15/14	8,510	9,128
Union Bank NA 2.125% 12/16/13	21,794	22,136
Wachovia Bank NA 0.9171% 11/3/14 (h)	13,000	12,557
Wells Fargo & Co.:
1.25% 2/13/15	21,287	21,245
3.625% 4/15/15	17,400	18,647
4.375% 1/31/13	22,251	23,031
Westpac Banking Corp.:
1.3093% 3/31/14 (d)(h)	8,700	8,567
1.85% 12/9/13	10,339	10,442
2.1% 8/2/13	3,181	3,222
		635,510
Consumer Finance - 3.4%
American Express Credit Corp.:
1.4238% 6/24/14 (h)	21,521	21,281
2.75% 9/15/15	19,750	20,548
American Honda Finance Corp.:
1.45% 2/27/15 (d)	8,795	8,821
2.375% 3/18/13 (d)	3,000	3,054
Capital One Financial Corp.:
2.125% 7/15/14	18,863	18,912
7.375% 5/23/14	13,000	14,468
Caterpillar Financial Services Corp.:
1.375% 5/20/14	15,600	15,837
2% 4/5/13	5,668	5,755
General Electric Capital Corp.:
2.1% 1/7/14	7,727	7,881
2.15% 1/9/15	73,708	75,622
2.25% 11/9/15	4,902	5,042
2.95% 5/9/16	1,460	1,527
3.5% 6/29/15	3,508	3,738
5.4% 9/20/13	42,756	45,612
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,212
HSBC USA, Inc. 2.375% 2/13/15	7,058	7,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp.:
0.981% 10/4/13 (h)	$ 5,180	$ 5,219
1.875% 6/17/13	12,414	12,632
Toyota Motor Credit Corp. 0.9521% 1/17/14 (h)	17,000	17,049
		296,368
Diversified Financial Services - 3.9%
Bank of America Corp.:
2.1305% 7/11/14 (h)	17,700	17,080
3.7% 9/1/15	10,610	10,600
4.9% 5/1/13	23,620	24,272
BB&T Corp.:
2.05% 4/28/14	15,000	15,305
3.2% 3/15/16	5,000	5,297
BP Capital Markets PLC:
0.9783% 6/6/13 (h)	3,775	3,787
1.14% 3/11/14 (h)	15,507	15,587
1.7% 12/5/14	10,290	10,541
2.248% 11/1/16	9,110	9,419
Citigroup, Inc.:
1.511% 4/1/14 (h)	8,500	8,343
2.0265% 1/13/14 (h)	23,691	23,472
2.51% 8/13/13 (h)	4,050	4,050
2.65% 3/2/15	31,563	31,574
4.75% 5/19/15	8,020	8,499
5.125% 5/5/14	4,158	4,386
6.375% 8/12/14	19,196	20,824
6.5% 8/19/13	9	10
Deutsche Bank AG London Branch 2.375% 1/11/13	31,170	31,419
Export Development Canada 1.5% 5/15/14	5,655	5,786
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	12,029
3.7% 1/20/15	34,170	36,279
MassMutual Global Funding II:
0.9515% 1/14/14 (d)(h)	12,292	12,292
3.625% 7/16/12 (d)	4,300	4,347
MetLife Institutional Funding II 1.481% 4/4/14 (d)(h)	9,000	8,997
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,393
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,478
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Whirlpool Corp. 8% 5/1/12	$ 8,457	$ 8,547
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	500	488
		344,101
Insurance - 1.4%
American International Group, Inc. 4.25% 9/15/14	16,573	17,155
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,467
Berkshire Hathaway, Inc.:
1.2026% 8/15/14 (h)	10,000	10,125
2.125% 2/11/13	14,470	14,712
Metropolitan Life Global Funding I:
2% 1/9/15 (d)	23,161	23,406
2.5% 9/29/15 (d)	5,000	5,135
New York Life Global Funding:
2.25% 12/14/12 (d)	6,570	6,656
5.25% 10/16/12 (d)	10,930	11,258
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,155
Prudential Financial, Inc.:
3.625% 9/17/12	14,839	15,062
5.15% 1/15/13	4,416	4,579
		122,710
Real Estate Investment Trusts - 0.3%
AvalonBay Communities, Inc. 6.125% 11/1/12	4,379	4,504
Developers Diversified Realty Corp. 5.375% 10/15/12	5,783	5,839
Duke Realty LP 4.625% 5/15/13	114	118
Equity One, Inc.:
5.375% 10/15/15	1,026	1,085
6.25% 12/15/14	8,778	9,483
Federal Realty Investment Trust 5.4% 12/1/13	150	158
		21,187
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.2% 4/1/13	3,570	3,689
5.5% 10/1/12	117	120
Liberty Property LP 6.375% 8/15/12	7,473	7,599
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,078
5.35% 4/15/12 (d)	628	629
5.5% 1/15/14 (d)	144	147
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,715	$ 2,896
5.3% 5/30/13	7,322	7,620
Tanger Properties LP 6.15% 11/15/15	2,689	3,014
		26,792
TOTAL FINANCIALS		1,642,619
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,556
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 2.1% 2/12/15 (d)	14,095	14,208
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,388
		24,596
Pharmaceuticals - 0.4%
Sanofi SA:
1.2% 9/30/14	5,963	6,062
2.625% 3/29/16	8,904	9,362
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	8,730	8,889
Teva Pharmaceutical Finance IV LLC 1.7% 11/10/14	8,705	8,884
		33,197
TOTAL HEALTH CARE		67,349
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,703
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	126	127
Iberbond 2004 PLC 4.826% 12/24/17 (k)	4,658	4,495
		4,622
Industrial Conglomerates - 0.1%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,871
TOTAL INDUSTRIALS		20,196
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	$ 8,098	$ 8,127
2.625% 12/9/14	9,430	9,778
		17,905
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,529
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	11,973
The Western Union Co. 1.1139% 3/7/13 (h)	8,690	8,714
		20,687
Office Electronics - 0.5%
Xerox Corp.:
1.3176% 5/16/14 (h)	33,233	32,761
4.25% 2/15/15	8,040	8,562
		41,323
TOTAL INFORMATION TECHNOLOGY		84,444
MATERIALS - 1.0%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	32,658	33,236
Metals & Mining - 0.6%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,502
BHP Billiton Financial (USA) Ltd.:
1% 2/24/15	8,730	8,759
1.125% 11/21/14	13,150	13,268
Corporacion Nacional del Cobre de Chile (Codelco) 6.375% 11/30/12 (d)	3,300	3,412
Rio Tinto Finance Ltd. (United States) 8.95% 5/1/14	6,662	7,777
		49,718
TOTAL MATERIALS		82,954
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,385
AT&T, Inc.:
2.5% 8/15/15	15,110	15,788
2.95% 5/15/16	8,570	9,101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
4.95% 1/15/13	$ 10,874	$ 11,282
6.7% 11/15/13	2,385	2,623
British Telecommunications PLC 5.15% 1/15/13	2,730	2,834
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	8,954
Qwest Corp. 3.7963% 6/15/13 (h)	23,280	23,687
SBC Communications, Inc. 5.1% 9/15/14	7,403	8,188
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,306
Verizon Communications, Inc.:
1.95% 3/28/14	17,110	17,565
2% 11/1/16	18,076	18,479
5.25% 4/15/13	6,850	7,206
		148,398
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	12,066	12,322
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,736
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	23,863
Vodafone Group PLC 4.15% 6/10/14	3,995	4,281
		56,202
TOTAL TELECOMMUNICATION SERVICES		204,600
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 4.85% 12/15/12	11,341	11,718
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,451
EDP Finance BV 5.375% 11/2/12 (d)	18,575	18,547
Entergy Louisiana LLC 1.875% 12/15/14	4,914	4,988
FirstEnergy Solutions Corp. 4.8% 2/15/15	14,720	15,907
LG&E and KU Energy LLC 2.125% 11/15/15	5,651	5,632
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	15,112
Pacific Gas & Electric Co. 6.25% 12/1/13	8,741	9,578
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,285
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,535
Southern Co. 4.15% 5/15/14	1,976	2,115
		115,868
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	$ 16,066	$ 16,367
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.8% 3/15/14	3,163	3,236
1.95% 8/15/16	5,976	6,098
2.25% 9/1/15	13,949	14,391
2.8793% 9/30/66 (h)	7,611	6,479
6.25% 6/30/12	8,000	8,144
DTE Energy Co. 1.2272% 6/3/13 (h)	14,492	14,538
NiSource Finance Corp. 6.15% 3/1/13	12,000	12,635
PG&E Corp. 5.75% 4/1/14	4,180	4,568
Sempra Energy:
1.3063% 3/15/14 (h)	2,500	2,497
2% 3/15/14	17,216	17,578
		90,164
TOTAL UTILITIES		222,399
TOTAL NONCONVERTIBLE BONDS (Cost $2,773,718)		2,816,599
U.S. Government and Government Agency Obligations - 40.4%

U.S. Government Agency Obligations - 11.5%
Fannie Mae:
0.375% 3/16/15	95,094	94,602
0.625% 10/30/14	12,000	12,036
0.75% 12/18/13	4,390	4,421
0.75% 12/19/14	78,025	78,599
0.875% 8/28/14	244,214	247,096
4.625% 10/15/13	34,550	36,941
Freddie Mac:
0.375% 10/30/13	97,596	97,831
0.5% 4/17/15	30,874	30,781
0.625% 12/29/14	95,684	95,931
0.75% 11/25/14	50,148	50,463
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 7/30/14	$ 109,875	$ 111,311
1% 8/27/14	139,986	141,816
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,001,828
U.S. Treasury Obligations - 28.8%
U.S. Treasury Notes:
0.25% 11/30/13	96,982	96,921
0.25% 9/15/14	144,095	143,600
0.25% 1/15/15	80,000	79,644
0.375% 6/30/13	235,951	236,347
0.375% 11/15/14	180,559	180,432
0.5% 8/15/14	404,272	405,535
0.625% 7/15/14	1,122,352	1,129,365
0.75% 6/15/14 (e)	28,040	28,299
1.75% 7/31/15 (f)	120,581	125,564
2.375% 9/30/14	23,131	24,309
2.375% 10/31/14	63,074	66,356
TOTAL U.S. TREASURY OBLIGATIONS		2,516,372
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,240
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,511,755)		3,530,440
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.5%
1.925% 12/1/34 (h)	206	215
1.926% 2/1/33 (h)	216	226
1.93% 10/1/33 (h)	226	235
1.952% 3/1/35 (h)	182	192
1.964% 10/1/33 (h)	119	125
2.036% 7/1/35 (h)	94	99
2.05% 3/1/35 (h)	34	35
2.115% 10/1/35 (h)	410	429
2.152% 3/1/35 (h)	2,142	2,247
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.271% 5/1/33 (h)	$ 56	$ 59
2.301% 7/1/34 (h)	121	128
2.303% 6/1/36 (h)	220	234
2.368% 11/1/34 (h)	1,463	1,546
2.397% 5/1/35 (h)	2,796	2,925
2.414% 10/1/35 (h)	10,825	11,508
2.424% 10/1/33 (h)	317	335
2.427% 12/1/34 (h)	1,626	1,708
2.437% 11/1/36 (h)	421	445
2.438% 8/1/35 (h)	2,073	2,209
2.445% 7/1/35 (h)	2,365	2,495
2.448% 3/1/35 (h)	110	116
2.471% 12/1/33 (h)	1,391	1,456
2.481% 2/1/35 (h)	2,961	3,145
2.487% 11/1/36 (h)	3,174	3,382
2.499% 11/1/34 (h)	12,296	12,939
2.537% 7/1/35 (h)	908	964
2.575% 10/1/41 (h)	7,178	7,439
2.597% 4/1/35 (h)	4,781	5,098
2.697% 9/1/41 (h)	8,951	9,298
2.863% 10/1/35 (h)	592	623
3% 7/1/21 to 11/1/21	139,468	145,918
3.021% 8/1/41 (h)	3,348	3,489
3.188% 1/1/40 (h)	5,389	5,595
3.269% 2/1/40 (h)	8,873	9,215
3.28% 1/1/40 (h)	12,227	12,700
3.471% 3/1/40 (h)	5,199	5,386
3.539% 12/1/39 (h)	1,388	1,443
3.548% 2/1/40 (h)	2,858	2,972
3.613% 3/1/40 (h)	5,998	6,260
4.5% 8/1/18 to 7/1/20	28,231	30,219
5.5% 10/1/17 to 1/1/20	8,277	9,010
6.5% 9/1/12 to 8/1/17	3,184	3,332
7% 9/1/14 to 11/1/18	749	804
7.5% 6/1/12 to 11/1/31	8	9
TOTAL FANNIE MAE		308,207
Freddie Mac - 1.1%
2.375% 4/1/35 (h)	3,485	3,685
2.415% 11/1/35 (h)	1,576	1,665
2.468% 1/1/35 (h)	128	133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.557% 6/1/37 (h)	$ 2,075	$ 2,211
2.61% 8/1/34 (h)	834	887
2.704% 8/1/36 (h)	1,164	1,240
2.943% 3/1/33 (h)	37	39
2.985% 8/1/41 (h)	6,734	7,023
3% 8/1/21	19,559	20,489
3.08% 9/1/41 (h)	4,063	4,242
3.149% 10/1/35 (h)	322	343
3.56% 4/1/40 (h)	3,757	3,910
3.565% 4/1/40 (h)	3,241	3,364
3.618% 2/1/40 (h)	7,584	7,868
4.5% 8/1/18 to 11/1/18	22,783	24,328
5% 4/1/20	9,946	10,711
8.5% 5/1/27 to 7/1/28	245	294
12% 11/1/19	5	6
TOTAL FREDDIE MAC		92,438
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,215	2,548
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $394,325)		403,193
Asset-Backed Securities - 11.9%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,948	1,608
Series 2005-1 Class M1, 0.714% 4/25/35 (h)	812	439
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (h)	108	76
Series 2005-HE2 Class M2, 0.694% 4/25/35 (h)	72	70
Series 2006-OP1 Class M1, 0.524% 4/25/36 (h)	8,000	630
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	352	4
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	5,602	5,627
Series 2009-A Class A4, 3% 10/15/15 (d)	10,900	11,099
Series 2010-1:
Class A3, 1.45% 5/15/14	741	744
Class A4, 2.3% 12/15/14	12,920	13,223
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2010-4 Class A3, 0.91% 11/17/14	$ 8,820	$ 8,841
Series 2010-5 Class A3, 1.11% 1/15/15	10,430	10,474
Series 2011-1 Class A3, 1.38% 1/15/15	9,980	10,063
Series 2011-2 Class A3, 1.18% 4/15/15	8,520	8,576
Series 2011-3 Class A3, 0.97% 8/17/15	10,980	11,021
Series 2011-4 Class A2, 0.65% 3/17/14	3,310	3,311
Series 2012-1 Class A2, 0.71% 9/15/14	14,300	14,328
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,980	3,039
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,292
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,649
Series 2011-5 Class A1, 0.8985% 6/15/15 (h)	17,700	17,735
Series 2012-1 Class A2, 0.7% 2/15/17	17,510	17,521
AmeriCredit Automobile Receivables Trust:
Series 2007-CM Class A4B, 0.3425% 4/7/14 (National Public Finance Guarantee Corp. Insured) (h)	8,495	8,441
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,268
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	1,451	1,452
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,108
Series 2011-2 Class A3, 1.61% 10/8/15	12,680	12,824
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,647
Series 2011-4 Class A/S, 0.92% 3/9/15	12,740	12,761
Series 2011-5 Class A2, 1.19% 8/8/15	4,210	4,227
Series 2012-1 Class A2, 0.91% 10/8/15	5,000	5,003
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.794% 4/25/34 (h)	90	28
Series 2005-R2 Class M1, 0.694% 4/25/35 (h)	1,390	1,207
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (h)	378	272
Series 2004-W7 Class M1, 0.794% 5/25/34 (h)	227	163
Series 2006-W4 Class A2C, 0.404% 5/25/36 (h)	891	218
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.614% 3/25/36 (h)	29	0*
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (d)	13,000	13,406
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(d)(h)	2,749	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	$ 250	$ 250
Class A4, 3.52% 6/15/16 (d)	5,400	5,479
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	484	485
Series 2010-2 Class A3, 1.31% 7/15/14	7,961	7,988
Bank One Issuance Trust Series 2003-A8, 0.4985% 5/16/16 (h)	9,000	9,037
BMW Vehicle Lease Trust Series 2011-1 Class A3, 1.06% 2/20/14	12,450	12,501
BMW Vehicle Owner Trust Series 2011-A:
Class A2, 0.63% 2/25/14	11,060	11,066
Class A3, 0.76% 8/25/15	7,890	7,905
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (h)	943	831
Capital Auto Receivables Asset Trust Series 2007-1:
Class B, 5.15% 9/17/12	192	193
Class C, 5.38% 11/15/12	139	140
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,306
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (d)(h)	187	139
Class B, 0.9955% 7/20/39 (d)(h)	178	73
Class C, 1.3455% 7/20/39 (d)(h)	229	5
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (h)	1,214	384
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	19,008	19,574
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,492
Series 2011-A1 Class A1, 0.4385% 3/16/15 (h)	20,170	20,200
Series 2011-A2 Class A2, 0.3385% 5/15/15 (h)	32,650	32,666
Series 2011-A3 Class A3, 0.3685% 12/15/15 (h)	30,000	30,000
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,269
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	28,416	29,818
Series 2009-A5 Class A5, 2.25% 12/23/14	35,560	36,077
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3485% 5/16/16 (d)(h)	11,000	11,045
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (h)	3	3
Series 2007-4 Class A1A, 0.3963% 9/25/37 (h)	65	64
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	$ 222	$ 0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.744% 7/25/34 (h)	302	236
Series 2004-3 Class M4, 1.214% 4/25/34 (h)	107	47
Series 2004-4 Class M2, 1.039% 6/25/34 (h)	396	179
Series 2005-3 Class MV1, 0.664% 8/25/35 (h)	148	146
Discover Card Master Trust:
Series 2011-A2 Class A2, 0.4585% 11/16/15 (h)	15,310	15,340
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,408
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8077% 5/28/35 (h)	634	467
Class AB3, 0.7513% 5/28/35 (h)	273	175
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (h)	196	114
Ford Credit Auto Lease Trust:
Series 2011-B Class A3, 1.05% 10/15/14	13,750	13,776
Series 2010-B Class A3, 0.91% 7/15/13 (d)	11,120	11,130
Series 2011-A Class A3, 1.03% 7/15/14	15,460	15,533
Ford Credit Auto Owner Trust:
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,442
Series 2009-D Class A3, 2.17% 10/15/13	996	1,000
Series 2009-E Class A3, 1.51% 1/15/14	4,173	4,188
Series 2010-B Class A3, 0.98% 10/15/14	5,857	5,875
Series 2011-B Class A3, 0.84% 6/15/15	7,140	7,164
Ford Credit Automobile Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,449
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	8,840	8,846
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8985% 12/15/14 (d)(h)	7,380	7,464
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,502
Series 2012-1 Class A, 0.857% 1/15/16 (h)	30,000	30,068
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.669% 11/25/34 (h)	410	40
Class M5, 1.744% 11/25/34 (h)	262	14
Series 2005-A:
Class M3, 0.734% 1/25/35 (h)	639	202
Class M4, 0.924% 1/25/35 (h)	245	55
Series 2006-A Class M1, 0.544% 5/25/36 (h)	6,292	49
Series 2006-D Class M1, 0.474% 11/25/36 (h)	16	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (d)(h)	$ 1,714	$ 600
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,783	1,640
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (d)(h)	144	135
Series 2006-2A:
Class A, 0.4285% 11/15/34 (d)(h)	208	172
Class B, 0.5285% 11/15/34 (d)(h)	75	48
Class C, 0.6285% 11/15/34 (d)(h)	125	62
Class D, 0.9985% 11/15/34 (d)(h)	48	10
GE Capital Credit Card Master Note Trust Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,308
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (h)	130	99
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (d)(h)	174	174
Class C, 0.794% 9/25/46 (d)(h)	9,428	4,808
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (h)	94	64
Series 2003-3 Class M1, 1.534% 8/25/33 (h)	470	339
Series 2003-5 Class A2, 0.944% 12/25/33 (h)	205	149
Series 2004-1 Class M2, 1.944% 6/25/34 (h)	382	262
Series 2005-5 Class 2A2, 0.494% 11/25/35 (h)	5	5
Series 2006-1 Class 2A3, 0.469% 4/25/36 (h)	234	232
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	10,420	10,431
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,910
Series 2010-2 Class A3, 1.34% 3/18/14	5,563	5,589
Series 2010-3 Class A3, 0.7% 4/21/14	16,600	16,617
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,634
Series 2011-2 Class A3, 0.94% 3/18/15	11,080	11,128
Honda Automobile Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	661	663
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (h)	902	263
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (d)	9,680	9,689
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	1,490	1,532
Series 2011-A Class A3, 1.16% 4/15/15	5,780	5,820
Series 2011-C Class A2, 0.62% 7/15/14	10,440	10,444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	$ 12,090	$ 12,193
Series 2009-B Class A-3, 1.57% 10/15/13	1,381	1,382
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (h)	49	1
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (h)	903	747
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (h)	400	351
Series 2006-A Class 2C, 1.7238% 3/27/42 (h)	516	138
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.324% 6/25/34 (h)	57	34
Series 2006-6 Class 2A3, 0.394% 7/25/36 (h)	9,809	3,033
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	694	701
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	300	306
Class C, 6.125% 4/20/28 (d)	300	305
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (h)	528	9
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A3 1.18% 11/15/13 (d)	17,060	17,118
Series 2011-B Class A3, 1.07% 1/15/14 (d)	9,390	9,400
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	2,049	2,060
Series 2011-1 Class A3, 0.85% 3/16/15	10,480	10,516
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (h)	40	25
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (h)	117	78
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (h)	992	737
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (h)	1,336	999
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (h)	367	282
Series 2005-NC1 Class M1, 0.684% 1/25/35 (h)	269	170
Series 2005-NC2 Class B1, 1.414% 3/25/35 (h)	280	36
Series 2006-NC4 Class A2D, 0.484% 6/25/36 (h)	7,135	2,369
Series 2007-HE2 Class M1, 0.494% 1/25/37 (h)	31	0*
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (j)	3,708	250
Series 2006-4 Class D, 1.344% 5/25/32 (h)	398	1
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	380	6
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	312	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	$ 11,795	$ 11,835
Class A4, 1.27% 10/15/16	3,970	3,996
Series 2011-A Class A3, 1.04% 8/15/14	13,170	13,244
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,507
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,579
Series 2011-A Class A3, 1.18% 2/16/15	7,200	7,261
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,316
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.1747% 10/30/45 (h)	4,226	3,928
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(d)(h)	381	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(d)(h)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (h)	1	1
Series 2007-6 Class 2A1, 0.304% 7/25/37 (h)	5	5
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (h)	3,309	1,395
Class M4, 1.694% 9/25/34 (h)	460	101
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (h)	994	443
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	4,930	4,931
Series 2010-3 Class A2, 0.93% 6/17/13	1,913	1,913
Series 2011-1, Class A2, 0.94% 2/18/14	8,374	8,372
Series 2011-4 Class A2, 1.37% 3/16/15	9,040	9,048
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	7,860	7,874
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (h)	899	548
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (d)(h)	320	307
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7463% 6/15/21 (h)	6,717	6,440
Series 2004-A:
Class B, 1.1263% 6/15/33 (h)	1,913	1,190
Class C, 1.4963% 6/15/33 (h)	5,771	2,618
Series 2004-B Class C, 1.4163% 9/15/33 (h)	8,600	4,009
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	$ 157	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (h)	44	14
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	138	142
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (h)	386	287
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	3,474	3,484
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (d)(h)	267	8
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,954	1,958
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A3, 0.99% 11/20/13	16,770	16,807
Class A4, 1.18% 10/20/15	5,990	6,016
Series 2011-A Class A2, 1% 2/20/14	6,220	6,209
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	22,960	23,144
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	8,560	8,568
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.3955% 3/20/14 (h)	3,659	3,668
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	598	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (d)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (d)(h)	5,586	2,961
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	7,210	7,267
TOTAL ASSET-BACKED SECURITIES (Cost $1,087,526)		1,043,772
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 2.0%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6451% 5/17/60 (d)(h)	7,000	7,001
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6931% 11/19/47 (d)(h)	11,392	11,402
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0298% 5/20/36 (h)	$ 1,425	$ 1,435
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.494% 8/27/47 (d)(h)	6,839	6,711
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	4,084	3,941
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class A6, 0.5931% 11/20/56 (d)(h)	11,722	11,664
Series 2007-1A Class 3A1, 0.5731% 11/20/56 (d)(h)	19,446	19,414
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (h)	49	30
Series 2006-1A Class C2, 1.4455% 12/20/54 (d)(h)	4,170	2,544
Series 2006-2:
Class C1, 1.1855% 12/20/54 (h)	15,090	9,205
Class M2, 0.7055% 12/20/54 (h)	3,000	2,288
Series 2006-3 Class C2, 0.7455% 12/20/54 (h)	6,611	4,033
Series 2006-4:
Class B1, 0.4255% 12/20/54 (h)	13,366	11,254
Class C1, 1.0055% 12/20/54 (h)	8,172	4,985
Class M1, 0.5855% 12/20/54 (h)	3,521	2,685
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (h)	1,340	817
Class 1M1, 0.5455% 12/20/54 (h)	881	672
Class 2C1, 1.2055% 12/20/54 (h)	610	372
Class 2M1, 0.7455% 12/20/54 (h)	1,132	863
Series 2007-2 Class 2C1, 0.676% 12/17/54 (h)	1,568	956
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (h)	4,821	4,670
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.9612% 1/20/44 (h)	2,795	2,705
Class 1C, 3.0112% 1/20/44 (h)	2,644	1,898
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (h)	11,447	11,006
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (h)	3,906	3,750
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (h)	16,530	16,482
Series 2012-1A Class A1, 0.4485% 1/15/13 (d)(h)	14,130	14,141
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (h)	$ 556	$ 327
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (h)	891	599
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A, 0.5163% 6/26/36 (d)(h)	5,772	5,731
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (d)(h)	590	479
Class B6, 3.1048% 7/10/35 (d)(h)	70	55
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (d)(h)	136	126
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	8,220	8,221
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	24	17
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	799	796
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (h)	2,204	1,681
TOTAL PRIVATE SPONSOR		174,956
U.S. Government Agency - 2.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	445	450
Series 2006-53 Class WB, 6% 12/25/31	3,583	3,617
sequential payer Series 2009-31 Class A, 4% 2/25/24	3,428	3,571
Series 2010-123 Class DL, 3.5% 11/25/25	5,164	5,386
Series 2011-88 Class AB, 2.5% 9/25/26	8,907	9,150
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.744% 9/25/23 (h)	1,912	1,919
Series 2010-86 Class FE, 0.694% 8/25/25 (h)	7,645	7,678
floater planned amortization Series 2005-90 Class FC, 0.494% 10/25/35 (h)	7,061	7,052
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	2,772	2,946
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 1,686	$ 1,871
Series 2002-56 Class MC, 5.5% 9/25/17	879	943
Series 2003-129 Class GF, 0.644% 4/25/30 (h)	374	374
Series 2003-76 Class BA, 4.5% 3/25/18	3,212	3,354
Series 2010-135 Class DE, 2.25% 4/25/24	11,715	11,847
Series 2011-16 Class FB, 0.394% 3/25/31 (h)	20,912	20,903
Series 2010-143 Class B, 3.5% 12/25/25	8,116	8,502
Series 2011-23 Class AB, 2.75% 6/25/20	6,412	6,642
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4985% 2/15/26 (h)	11,150	11,137
Freddie Mac Multi-Class pass-thru certificates:
floater Series 3346 Class FA, 0.4785% 2/15/19 (h)	32,881	32,927
floater planned amortization Series 3117 Class JF, 0.5485% 2/15/36 (h)	7,903	7,910
floater sequential payer Series 3387 Class DF, 0.4285% 10/15/17 (h)	10,870	10,872
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,692	1,819
Series 2394 Class KD, 6% 12/15/16	906	962
Series 2417 Class EH, 6% 2/15/17	521	562
Series 2535 Class PC, 6% 9/15/32	1,615	1,707
Series 2770 Class UD, 4.5% 5/15/17	3,411	3,452
Series 2866 Class XE, 4% 12/15/18	6,377	6,613
Series 2901 Class UM, 4.5% 1/15/30	2,551	2,572
Series 3792 Class DF, 0.6485% 11/15/40 (h)	23,632	23,695
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	216	217
Series 2635 Class DG, 4.5% 1/15/18	3,465	3,587
Series 2915 Class DC, 4.5% 3/15/19	3,031	3,105
Series 2970 Class YA, 5% 9/15/18	55	54
Series 3560 Class LA, 2% 8/15/14	3,233	3,249
Series 3573 Class LC, 1.85% 8/15/14	6,082	6,124
Series 3659 Class EJ 3% 6/15/18	14,998	15,469
Series 3696 Class AE, 1.2% 7/15/15	7,289	7,293
TOTAL U.S. GOVERNMENT AGENCY		239,531
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $419,688)		414,487
Commercial Mortgage Securities - 4.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4363% 2/14/43 (h)(j)	$ 14,241	$ 157
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	1,016	1,015
Series 2005-4 Class XP, 0.3486% 7/10/45 (h)(j)	36,117	51
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7185% 3/15/22 (d)(h)	415	398
Class G, 0.7785% 3/15/22 (d)(h)	2,159	2,029
Class H, 1.0285% 3/15/22 (d)(h)	3,540	3,292
Series 2006-BIX1:
Class F, 0.5585% 10/15/19 (d)(h)	1,104	1,038
Class G, 0.5785% 10/15/19 (d)(h)	1,645	1,464
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (d)(h)	44	31
Series 2004-1:
Class A, 0.604% 4/25/34 (d)(h)	2,029	1,634
Class B, 2.144% 4/25/34 (d)(h)	216	125
Class M1, 0.804% 4/25/34 (d)(h)	184	128
Class M2, 1.444% 4/25/34 (d)(h)	161	111
Series 2005-2A:
Class A1, 0.554% 8/25/35 (d)(h)	786	513
Class M1, 0.674% 8/25/35 (d)(h)	54	28
Class M2, 0.724% 8/25/35 (d)(h)	90	41
Class M3, 0.744% 8/25/35 (d)(h)	50	20
Series 2005-3A:
Class A2, 0.644% 11/25/35 (d)(h)	279	185
Class M1, 0.684% 11/25/35 (d)(h)	47	27
Class M2, 0.734% 11/25/35 (d)(h)	60	33
Class M3, 0.754% 11/25/35 (d)(h)	54	28
Class M4, 0.844% 11/25/35 (d)(h)	67	32
Series 2005-4A:
Class A2, 0.634% 1/25/36 (d)(h)	3,703	2,295
Class B1, 1.644% 1/25/36 (d)(h)	290	38
Class M1, 0.694% 1/25/36 (d)(h)	1,182	510
Class M2, 0.714% 1/25/36 (d)(h)	384	149
Class M3, 0.744% 1/25/36 (d)(h)	509	178
Class M4, 0.854% 1/25/36 (d)(h)	283	88
Class M5, 0.894% 1/25/36 (d)(h)	283	76
Class M6, 0.944% 1/25/36 (d)(h)	287	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.604% 4/25/36 (d)(h)	$ 1,257	$ 869
Class M1, 0.624% 4/25/36 (d)(h)	390	221
Class M2, 0.644% 4/25/36 (d)(h)	413	218
Class M3, 0.664% 4/25/36 (d)(h)	355	175
Class M4, 0.764% 4/25/36 (d)(h)	202	91
Class M5, 0.804% 4/25/36 (d)(h)	194	78
Class M6, 0.884% 4/25/36 (d)(h)	424	161
Series 2006-2A:
Class A1, 0.474% 7/25/36 (d)(h)	1,377	872
Class A2, 0.524% 7/25/36 (d)(h)	1,020	612
Class B1, 1.114% 7/25/36 (d)(h)	369	44
Class B3, 2.944% 7/25/36 (d)(h)	609	25
Class M1, 0.554% 7/25/36 (d)(h)	1,071	429
Class M2, 0.574% 7/25/36 (d)(h)	754	272
Class M3, 0.594% 7/25/36 (d)(h)	596	194
Class M4, 0.664% 7/25/36 (d)(h)	400	115
Class M5, 0.714% 7/25/36 (d)(h)	493	122
Class M6, 0.784% 7/25/36 (d)(h)	775	124
Series 2006-3A:
Class B1, 1.044% 10/25/36 (d)(h)	91	2
Class M4, 0.674% 10/25/36 (d)(h)	101	10
Class M5, 0.724% 10/25/36 (d)(h)	121	9
Class M6, 0.804% 10/25/36 (d)(h)	237	11
Series 2006-4A:
Class A1, 0.474% 12/25/36 (d)(h)	465	307
Class A2, 0.514% 12/25/36 (d)(h)	2,107	1,074
Class B1, 0.944% 12/25/36 (d)(h)	73	7
Class B2, 1.494% 12/25/36 (d)(h)	75	4
Class B3, 2.694% 12/25/36 (d)(h)	45	1
Class M1, 0.534% 12/25/36 (d)(h)	151	58
Class M2, 0.554% 12/25/36 (d)(h)	101	34
Class M3, 0.584% 12/25/36 (d)(h)	103	30
Class M4, 0.644% 12/25/36 (d)(h)	123	28
Class M5, 0.684% 12/25/36 (d)(h)	113	19
Class M6, 0.764% 12/25/36 (d)(h)	101	12
Series 2007-1:
Class A2, 0.514% 3/25/37 (d)(h)	2,170	1,042
Class B1, 0.914% 3/25/37 (d)(h)	696	50
Class B2, 1.394% 3/25/37 (d)(h)	444	19
Class M1, 0.514% 3/25/37 (d)(h)	590	192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M2, 0.534% 3/25/37 (d)(h)	$ 443	$ 115
Class M3, 0.564% 3/25/37 (d)(h)	393	79
Class M4, 0.614% 3/25/37 (d)(h)	302	45
Class M5, 0.664% 3/25/37 (d)(h)	493	62
Class M6, 0.744% 3/25/37 (d)(h)	689	71
Series 2007-2A:
Class A1, 0.514% 7/25/37 (d)(h)	382	197
Class A2, 0.564% 7/25/37 (d)(h)	358	125
Class B1, 1.844% 7/25/37 (d)(h)	111	4
Class B2, 2.494% 7/25/37 (d)(h)	36	2
Class M1, 0.614% 7/25/37 (d)(h)	127	19
Class M2, 0.654% 7/25/37 (d)(h)	71	8
Class M3, 0.734% 7/25/37 (d)(h)	72	6
Class M4, 0.894% 7/25/37 (d)(h)	139	11
Class M5, 0.994% 7/25/37 (d)(h)	123	8
Class M6, 1.244% 7/25/37 (d)(h)	156	8
Series 2007-3:
Class A2, 0.534% 7/25/37 (d)(h)	540	231
Class B1, 1.194% 7/25/37 (d)(h)	471	39
Class B2, 1.844% 7/25/37 (d)(h)	1,214	65
Class B3, 4.244% 7/25/37 (d)(h)	145	3
Class M1, 0.554% 7/25/37 (d)(h)	407	134
Class M2, 0.584% 7/25/37 (d)(h)	436	118
Class M3, 0.614% 7/25/37 (d)(h)	708	156
Class M4, 0.744% 7/25/37 (d)(h)	1,110	196
Class M5, 0.844% 7/25/37 (d)(h)	563	75
Class M6, 1.044% 7/25/37 (d)(h)	429	47
Series 2007-4A:
Class A2, 0.794% 9/25/37 (d)(h)	4,443	1,111
Class B1, 2.794% 9/25/37 (d)(h)	477	17
Class M1, 1.194% 9/25/37 (d)(h)	700	61
Class M2, 1.294% 9/25/37 (d)(h)	700	43
Class M4, 1.844% 9/25/37 (d)(h)	1,840	79
Class M5, 1.994% 9/25/37 (d)(h)	1,840	59
Class M6, 2.194% 9/25/37 (d)(h)	1,841	38
Series 2004-1, Class IO, 1.25% 4/25/34 (d)(j)	14,610	533
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(j)	39,309	1,293
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.6187% 3/11/39 (h)	6,110	6,462
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (d)(h)	$ 281	$ 270
Class J, 1.0985% 3/15/19 (d)(h)	274	236
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (d)(h)	303	260
Class E, 0.5485% 3/15/22 (d)(h)	1,576	1,337
Class F, 0.5985% 3/15/22 (d)(h)	967	801
Class G, 0.6485% 3/15/22 (d)(h)	248	203
Class H, 0.7985% 3/15/22 (d)(h)	303	242
Class J, 0.9485% 3/15/22 (d)(h)	303	236
sequential payer Series 2007-PW17 Class A2, 5.574% 6/11/50	2,096	2,112
Series 2004-PWR6 Class X2, 0.848% 11/11/41 (h)(j)	16,353	93
Series 2005-PWR9 Class X2, 0.5336% 9/11/42 (d)(h)(j)	103,285	640
Series 2006-T24 Class X2, 0.6237% 10/12/41 (d)(h)(j)	821	6
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (d)(h)	4,536	3,740
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5913% 5/15/35 (d)(h)(j)	35,775	837
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (d)(h)	152	145
Class H, 0.6235% 8/15/21 (d)(h)	258	241
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	104	104
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6703% 10/15/48 (h)(j)	229,390	1,883
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	4,532	4,569
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (d)(h)	52	51
Class H, 0.8685% 4/15/17 (d)(h)	116	100
Class J, 1.0985% 4/15/17 (d)(h)	89	62
Series 2005-FL11:
Class F, 0.6985% 11/15/17 (d)(h)	125	111
Class G, 0.7485% 11/15/17 (d)(h)	87	76
Series 2006-CN2A Class A2FL, 0.4825% 2/5/19 (d)(h)	3,060	2,894
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	$ 7,645	$ 7,435
Class AJFX, 5.478% 2/5/19 (d)	4,380	4,353
Series 2005-LP5 Class XP, 0.4391% 5/10/43 (h)(j)	22,007	8
Series 2006-C8 Class XP, 0.6566% 12/10/46 (h)(j)	4,023	35
Series 2006-CN2A Class E, 5.7556% 2/5/19 (d)(h)	4,440	4,213
Commercial Mortgage pass-thru certificates:
Series 2004-LB4A Class A5, 4.84% 10/15/37	23,330	24,799
Series 2011-STRT Class A, 2.555% 12/10/24 (d)	7,700	7,722
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.9018% 6/15/39 (h)	3,931	3,943
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (h)(j)	181,365	2,180
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (h)(j)	14,780	38
Series 2003-C4 Class A4, 5.137% 8/15/36	8,100	8,450
Series 2005-C1 Class ASP, 0.5114% 2/15/38 (d)(h)(j)	178,945	3
Series 2005-C2 Class ASP, 0.7388% 4/15/37 (d)(h)(j)	33,621	37
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4185% 2/15/22 (d)(h)	1,256	1,114
0.5185% 2/15/22 (d)(h)	448	393
Class F, 0.5685% 2/15/22 (d)(h)	897	777
DBUBS 2011 LC3 Series 2011-LC3A Class A1, 2.238% 8/10/44	2,946	3,011
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 1.5729% 5/15/33 (d)(h)(j)	7,992	71
Series 2007-C1 Class XP, 0.3493% 12/10/49 (h)(j)	2,559	11
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	3,614	3,710
Class A2, 5.6355% 5/10/40 (h)	4,180	4,417
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,957
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (d)(h)	8,330	8,091
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	5,273	5,272
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7025% 6/6/20 (d)(h)	$ 562	$ 531
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(h)	15,188	15,074
Class C, 2.1455% 3/6/20 (d)(h)	4,021	3,913
Class D, 2.3636% 3/6/20 (d)(h)	1,390	1,347
Class E, 2.6688% 3/6/20 (d)(h)	1,905	1,837
Class F, 2.8433% 3/6/20 (d)(h)	967	929
Class G, 3.0177% 3/6/20 (d)(h)	479	458
Class H, 3.5846% 3/6/20 (d)(h)	799	764
Class J, 4.4568% 3/6/20 (d)(h)	1,146	1,103
sequential payer:
Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,818
Serries 2004-GG2 Class A6, 5.396% 8/10/38 (h)	9,160	9,893
Series 2006-GG6 Class A2, 5.506% 4/10/38	5,726	5,819
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	8,709	8,762
Series 2011-GC5 Class A1, 1.468% 8/10/44 (h)	7,343	7,371
Series 2012-GC6 Class A1, 1.282% 1/10/45	3,180	3,187
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(h)	23,980	23,978
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	6,850	7,030
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	3,358	3,533
Series 2006-LDP7 Class A2, 6.0508% 4/15/45 (h)	190	191
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3785% 11/15/18 (d)(h)	3,853	3,721
Class D, 0.4785% 11/15/18 (d)(h)	109	96
Class E, 0.5285% 11/15/18 (d)(h)	156	134
Class F, 0.5785% 11/15/18 (d)(h)	234	199
Class G, 0.6085% 11/15/18 (d)(h)	203	167
Class H, 0.7485% 11/15/18 (d)(h)	156	122
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	7,862	7,935
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (h)	7,662	7,728
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	2,753	2,754
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	$ 2,850	$ 2,934
Series 2006-C1 Class A2, 5.084% 2/15/31	4,641	4,689
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	107	107
Series 2007-C6 Class A2, 5.845% 7/15/40	4,806	4,886
Series 2004-C8, 4.799% 12/15/29	8,481	9,057
Series 2006-C1 Class XCP, 0.5146% 2/15/41 (h)(j)	144,241	524
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (h)(j)	96,509	1,033
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (h)(j)	35,998	305
Series 2007-C2 Class XCP, 0.6911% 2/15/40 (h)(j)	188,272	1,882
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5885% 9/15/21 (d)(h)	2,254	1,882
Class G, 0.6085% 9/15/21 (d)(h)	1,521	1,224
Class H, 0.6485% 9/15/21 (d)(h)	392	300
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	637	638
Series 2005-MCP1 Class XP, 0.8267% 6/12/43 (h)(j)	29,906	263
Series 2005-MKB2 Class XP, 0.4028% 9/12/42 (h)(j)	13,617	41
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	3,857	3,903
Series 2006-4 Class XP, 0.8109% 12/12/49 (h)(j)	72,117	1,203
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (d)(h)	241	140
Series 2007-XLFA:
Class B, 0.379% 10/15/20 (d)(h)	202	186
Class C, 0.409% 10/15/20 (d)(h)	2,400	2,174
Class D, 0.439% 10/15/20 (d)(h)	1,889	1,702
Class E, 0.499% 10/15/20 (d)(h)	562	478
Class F, 0.549% 10/15/20 (d)(h)	337	257
Class G, 0.589% 10/15/20 (d)(h)	417	305
Class H, 0.679% 10/15/20 (d)(h)	262	152
Class J, 0.829% 10/15/20 (d)(h)	154	64
Class MHRO, 0.939% 10/15/20 (d)(h)	155	131
Class NHRO, 1.139% 10/15/20 (d)(h)	230	189
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	2,862	2,933
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1	1
Series 2007-IQ14 Class A2, 5.61% 4/15/49	9,704	9,992
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ5 Class X2, 0.3921% 1/14/42 (h)(j)	$ 33,150	$ 91
Series 2005-TOP17 Class X2, 0.8024% 12/13/41 (h)(j)	24,549	140
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (d)(h)(j)	2,115	9
Series 2011-C3 Class A1, 2.178% 7/15/49	16,553	16,832
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	3,586	3,722
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)	3,490	3,492
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A1, 0.3751% 9/15/21 (d)(h)	17,318	16,682
Class E, 0.5696% 9/15/21 (d)(h)	938	735
Class F, 0.6296% 9/15/21 (d)(h)	1,264	952
Class G, 0.6496% 9/15/21 (d)(h)	1,198	866
Class J, 0.8896% 9/15/21 (d)(h)	266	121
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (d)(h)	68	61
Class AP2, 1.0485% 6/15/20 (d)(h)	112	98
Class F, 0.7285% 6/15/20 (d)(h)	2,172	1,412
Series 2003-C9 Class A4, 5.012% 12/15/35	10,660	11,279
Series 2006-C23 Class X, 0.2568% 1/15/45 (d)(h)(j)	846,115	1,262
Series 2007-C30 Class XP, 0.6327% 12/15/43 (d)(h)(j)	195,403	1,909
Series 2007-C31A Class A2, 5.421% 4/15/47	7,981	8,292
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	688	687
WF-RBS Commercial Mortgage Trust sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,837	2,849
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $430,641)		403,569
Municipal Securities - 0.7%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,111
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 6/1/12 (h)(i)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.7%, tender 6/1/12 (h)	$ 6,100	$ 6,100
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (h)	3,000	3,003
Series 2007 B, 1.9%, tender 6/1/12 (h)	3,000	3,009
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (h)(i)	15,900	15,993
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (h)(i)	4,550	4,550
TOTAL MUNICIPAL SECURITIES (Cost $56,309)		56,616
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 1.375% 1/27/14	28,250	28,699
United Mexican States 6.625% 3/3/15	8,200	9,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,458)		38,059
Bank Notes - 0.1%

National City Bank, Cleveland 0.6269% 3/1/13 (h) (Cost $5,434)	5,470	5,474
Commercial Paper - 0.3%

Vodafone Group PLC yankee:
1% 6/11/12	20,000	19,964
Weatherford International Ltd. yankee 0.82% 5/14/12	7,000	6,992
TOTAL COMMERCIAL PAPER (Cost $26,930)		26,956
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,276)	1,275,761	$ 1,276
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,745,060)		8,740,441
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,816
NET ASSETS - 100%		$ 8,745,257
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
100 Eurodollar 90 Day Index Contracts	June 2012	$ 99,888	$ 21

Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)

	August 2034	$ 260	$ (201)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-Ca) (g)	Oct. 2034	311	(129)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ca) (g)	April 2032	129	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)	Oct. 2034	341	(287)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	253	(220)
		$ 1,298	$ (949)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $896,246,000 or 10.2% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,447,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,495,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 4,518
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 8
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,816,599	$ -	$ 2,812,104	$ 4,495
U.S. Government and Government Agency Obligations	3,530,440	-	3,530,440	-
U.S. Government Agency - Mortgage Securities	403,193	-	403,193	-
Asset-Backed Securities	1,043,772	-	1,023,083	20,689
Collateralized Mortgage Obligations	414,487	-	413,953	534
Commercial Mortgage Securities	403,569	-	380,467	23,102
Municipal Securities	56,616	-	56,616	-
Foreign Government and Government Agency Obligations	38,059	-	38,059	-
Bank Notes	5,474	-	5,474	-
Commercial Paper	26,956	-	26,956	-
Money Market Funds	1,276	1,276	-	-
Total Investments in Securities:	$ 8,740,441	$ 1,276	$ 8,690,345	$ 48,820
Derivative Instruments:
Assets
Futures Contracts	$ 21	$ 21	$ -	$ -
Liabilities
Swap Agreements	$ (949)	$ -	$ -	$ (949)
Total Derivative Instruments:	$ (928)	$ 21	$ -	$ (949)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 75,191
Total Realized Gain (Loss)	(10,038)
Total Unrealized Gain (Loss)	11,827
Cost of Purchases	1
Proceeds of Sales	(12,619)
Amortization/Accretion	(56)
Transfers in to Level 3	12,481
Transfers out of Level 3	(27,967)
Ending Balance	$ 48,820
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 1,901
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (698)
Total Unrealized Gain (Loss)	(251)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (949)
Realized gain (loss) on Swap Agreements for the period	$ 19
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (251)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (949)
Interest Rate Risk
Futures Contracts (a)	21	-
Total Value of Derivatives	$ 21	$ (949)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	3.3%
Canada	2.3%
Netherlands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,743,784)	$ 8,739,165
Fidelity Central Funds (cost $1,276)	1,276
Total Investments (cost $8,745,060)		$ 8,740,441
Cash		278
Receivable for investments sold		6,591
Receivable for swap agreements		3
Receivable for fund shares sold		14,251
Interest receivable		29,488
Distributions receivable from Fidelity Central Funds		3
Receivable for daily variation margin on futures contracts		6
Other receivables		73
Total assets		8,791,134

Liabilities
Payable for investments purchased	$ 30,455
Payable for fund shares redeemed	10,684
Distributions payable	518
Swap agreements, at value	949
Accrued management fee	2,306
Other affiliated payables	895
Other payables and accrued expenses	70
Total liabilities		45,877

Net Assets		$ 8,745,257
Net Assets consist of:
Paid in capital		$ 9,054,371
Undistributed net investment income		1,421
Accumulated undistributed net realized gain (loss) on investments		(304,988)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,547)
Net Assets		$ 8,745,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,695,514 ÷ 901,748 shares)	$ 8.53

Class F: Net Asset Value, offering price and redemption price per share ($1,049,743 ÷ 123,053 shares)	$ 8.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 73,451
Income from Fidelity Central Funds		8
Total income		73,459

Expenses
Management fee	$ 13,897
Transfer agent fees	3,938
Fund wide operations fee	1,447
Independent trustees' compensation	16
Miscellaneous	13
Total expenses before reductions	19,311
Expense reductions	(13)	19,298
Net investment income (loss)		54,161
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,306
Swap agreements	19
Total net realized gain (loss)		16,325
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,504)
Futures contracts	21
Swap agreements	(251)
Total change in net unrealized appreciation (depreciation)		(7,734)
Net gain (loss)		8,591
Net increase (decrease) in net assets resulting from operations		$ 62,752

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,161	$ 128,359
Net realized gain (loss)	16,325	67,290
Change in net unrealized appreciation (depreciation)	(7,734)	(14,403)
Net increase (decrease) in net assets resulting from operations	62,752	181,246
Distributions to shareholders from net investment income	(60,281)	(129,745)
Share transactions - net increase (decrease)	(5,331)	578,871
Total increase (decrease) in net assets	(2,860)	630,372

Net Assets
Beginning of period	8,748,117	8,117,745
End of period (including undistributed net investment income of $1,421 and undistributed net investment income of $7,541, respectively)	$ 8,745,257	$ 8,748,117

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended (Unaudited)	Years ended August 31,
February 29,	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86
Income from Investment Operations
Net investment income (loss) D	.052	.127	.186	.260	.376	.421
Net realized and unrealized gain (loss)	.006	.052	.264	(.097)	(.355)	(.208)
Total from investment operations	.058	.179	.450	.163	.021	.213
Distributions from net investment income	(.058)	(.129)	(.190)	(.253)	(.371)	(.413)
Net asset value, end of period	$ 8.53	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Total Return B, C	.68%	2.13%	5.53%	2.07%	.23%	2.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.23% A	1.50%	2.23%	3.22%	4.42%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 7,696	$ 7,952	$ 7,774	$ 6,333	$ 6,694	$ 7,341
Portfolio turnover rate F	74% A	223%	233% H	264% H	71%	82% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended (Unaudited)	Years ended August 31,
February 29,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.056	.135	.193	.042
Net realized and unrealized gain (loss)	.006	.053	.265	.121
Total from investment operations	.062	.188	.458	.163
Distributions from net investment income	(.062)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.53	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	.73%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	1.33% A	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,049,743	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	74% A	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 103,716
Gross unrealized depreciation	(110,418)
Net unrealized appreciation (depreciation) on securities and other investments	$ (6,702)

Tax cost	$ 8,747,143

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (172,264)
2018	(142,198)
Total capital loss carryforward	$ (314,462)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 19	$ (251)
Interest Rate Risk
Futures Contracts	-	21
Totals (a)	$ 19	$ (230)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,298 representing .01% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,346,676 and $856,739, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

9. Security Lending - continued

the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $23.

10. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $13.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Short-Term Bond	$ 53,681	$ 120,907
Class F	6,600	8,838
Total	$ 60,281	$ 129,745

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Short-Term Bond
Shares sold	160,674	329,305	$ 1,366,873	$ 2,796,079
Reinvestment of distributions	5,937	13,405	50,509	113,900
Shares redeemed	(196,886)	(327,329)	(1,675,036)	(2,779,362)
Net increase (decrease)	(30,275)	15,381	$ (257,654)	$ 130,617

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class F
Shares sold	36,024	62,081	$ 306,097	$ 527,409
Reinvestment of distributions	776	1,040	6,600	8,838
Shares redeemed	(7,098)	(10,373)	(60,374)	(87,993)
Net increase (decrease)	29,702	52,748	$ 252,323	$ 448,254

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the fund.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class F and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the total expenses of the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STP-USAN-0412
1.784864.108

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,031.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,030.90	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 70.8%	U.S. Government and U.S. Government Agency Obligations 78.9%
AAA 4.0%	AAA 5.4%
AA 3.2%	AA 3.3%
A 6.4%	A 7.1%
BBB 12.5%	BBB 10.8%
BB and Below 2.8%	BB and Below 2.9%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 0.2%	Short-Term Investments and Net Other Assets† (8.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.7	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.8	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 21.2%		Corporate Bonds 20.4%
	U.S. Government and U.S. Government Agency Obligations 70.8%		U.S. Government and U.S. Government Agency Obligations 78.9%
	Asset-Backed Securities 2.1%		Asset-Backed Securities 2.3%
	CMOs and Other Mortgage Related Securities 5.2%		CMOs and Other Mortgage Related Securities 6.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (8.5)%
* Foreign investments	2.8%	** Foreign investments	2.0%
* Futures and Swaps	1.1%	** Futures and Swaps	1.0%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	$ 5,740,000	$ 6,880,710
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	11,630,609
		18,511,319
Media - 1.5%
Comcast Corp.:
4.95% 6/15/16	9,131,000	10,321,144
5.15% 3/1/20	1,226,000	1,436,607
5.7% 5/15/18	12,823,000	15,145,976
5.9% 3/15/16	3,813,000	4,435,167
6.4% 3/1/40	29,536,000	37,718,713
6.45% 3/15/37	4,665,000	5,814,871
6.55% 7/1/39	10,000,000	12,692,420
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,272,424
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	12,245,159
6.35% 6/1/40	10,151,000	12,763,309
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,899,832
5.15% 4/30/20	28,753,000	33,236,197
6.4% 4/30/40	13,528,000	16,924,103
News America Holdings, Inc. 7.75% 12/1/45	3,361,000	4,041,367
News America, Inc.:
6.15% 3/1/37	8,831,000	10,166,857
6.15% 2/15/41	23,330,000	27,712,797
Time Warner Cable, Inc.:
5.4% 7/2/12	3,410,000	3,462,224
5.85% 5/1/17	17,523,000	20,621,767
6.2% 7/1/13	3,242,000	3,471,712
6.75% 7/1/18	23,280,000	28,615,543
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,538,155
5.375% 10/15/41	5,610,000	6,216,621
5.875% 11/15/16	4,039,000	4,776,206
6.2% 3/15/40	15,555,000	18,445,181
6.5% 11/15/36	6,573,000	8,020,670
Viacom, Inc.:
3.5% 4/1/17	15,103,000	16,211,545
6.75% 10/5/37	3,475,000	4,482,330
		342,688,897
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	$ 1,561,000	$ 1,619,147
TOTAL CONSUMER DISCRETIONARY		362,819,363
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	391,000	399,071
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,253,366
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,047,044
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,614,000	12,810,927
Fortune Brands, Inc.:
5.375% 1/15/16	2,195,000	2,436,766
5.875% 1/15/36	15,700,000	15,962,002
6.375% 6/15/14	7,984,000	8,814,025
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	16,792,000	17,508,044
		62,231,245
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	2,169,000	2,568,892
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,442,898
Kraft Foods, Inc.:
5.375% 2/10/20	17,135,000	19,973,396
6.125% 2/1/18	11,078,000	13,281,879
6.25% 6/1/12	2,162,000	2,190,551
6.5% 8/11/17	28,164,000	34,185,520
6.75% 2/19/14	1,258,000	1,394,843
		76,037,979
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13	920,000	1,033,839
9.25% 8/6/19	4,577,000	6,257,862
9.7% 11/10/18	43,684,000	59,465,063
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,822,285
5.65% 5/16/18	2,251,000	2,699,685
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 10,391,000	$ 12,378,840
7.25% 6/15/37	15,680,000	18,804,365
		104,461,939
TOTAL CONSUMER STAPLES		242,731,163
ENERGY - 3.4%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	21,176,000	22,722,208
5.35% 3/15/20 (c)	11,804,000	13,032,926
6.75% 9/15/37 (c)	2,991,000	3,457,426
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,160,582
5% 10/1/21	13,430,000	14,020,383
6.5% 4/1/20	2,078,000	2,314,813
Noble Holding International Ltd. 3.45% 8/1/15	1,779,000	1,860,619
Transocean, Inc.:
5.05% 12/15/16	13,734,000	15,027,702
6.375% 12/15/21	18,136,000	21,396,798
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,558,691
5.15% 3/15/13	7,716,000	7,982,418
		122,534,566
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,582,799
6.375% 9/15/17	42,765,000	51,339,083
Canadian Natural Resources Ltd.:
5.15% 2/1/13	6,276,000	6,531,126
5.7% 5/15/17	4,557,000	5,453,932
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,445,501
5.75% 2/1/19	12,956,000	15,942,449
Duke Capital LLC 6.25% 2/15/13	699,000	733,437
Duke Energy Field Services:
5.375% 10/15/15 (c)	1,706,000	1,850,290
6.45% 11/3/36 (c)	7,882,000	8,776,836
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,447,640
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP 4.2% 9/15/21	$ 24,752,000	$ 26,412,092
Encana Corp. 4.75% 10/15/13	930,000	977,600
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,371,614
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,499,615
5.65% 4/1/13	487,000	511,028
EQT Corp. 4.875% 11/15/21	9,198,000	9,407,089
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	5,389,000	5,479,352
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	9,551,000	11,053,143
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,505,053
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	17,029,000	17,637,140
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	6,844,000	8,021,743
6.85% 1/15/40 (c)	8,433,000	11,160,519
Nakilat, Inc. 6.067% 12/31/33 (c)	5,435,000	5,842,625
Nexen, Inc.:
5.2% 3/10/15	1,267,000	1,375,398
5.875% 3/10/35	4,330,000	4,667,822
6.2% 7/30/19	1,700,000	2,018,816
6.4% 5/15/37	7,493,000	8,579,657
NGPL PipeCo LLC 6.514% 12/15/12 (c)	2,237,000	2,160,240
Pemex Project Funding Master Trust 1.1272% 12/3/12 (c)(f)	4,867,000	4,847,532
Petro-Canada:
6.05% 5/15/18	2,920,000	3,535,197
6.8% 5/15/38	4,427,000	5,954,603
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,371,469
5.375% 1/27/21	14,282,000	15,354,835
5.75% 1/20/20	33,111,000	36,422,100
6.75% 1/27/41	12,865,000	14,945,656
7.875% 3/15/19	14,377,000	17,683,710
Petroleos Mexicanos:
4.875% 1/24/22 (c)	17,019,000	17,784,855
5.5% 1/21/21	21,149,000	23,179,304
6% 3/5/20	1,813,000	2,062,288
6.5% 6/2/41 (c)	26,365,000	29,726,538
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	8,916,000	9,468,373
4.25% 9/1/12	1,368,000	1,388,078
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5% 2/1/21	$ 8,890,000	$ 9,995,845
6.125% 1/15/17	5,000,000	5,767,175
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	6,678,000	6,778,170
5.5% 9/30/14 (c)	9,333,000	10,021,309
5.832% 9/30/16 (c)	1,401,095	1,506,177
6.75% 9/30/19 (c)	6,109,000	7,239,165
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	3,795,000	3,870,900
Schlumberger Investment SA 3.3% 9/14/21 (c)	13,725,000	14,166,272
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,033,000	1,095,987
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	17,255,067
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,858,391
4.6% 6/15/21	4,954,000	5,229,031
Suncor Energy, Inc.:
6.1% 6/1/18	9,550,000	11,652,499
6.5% 6/15/38	1,052,000	1,359,708
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,356,579
Texas Eastern Transmission LP 6% 9/15/17 (c)	12,691,000	14,706,597
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	5,304,000	5,608,980
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,257,114
Western Gas Partners LP 5.375% 6/1/21	27,148,000	28,967,730
Williams Partners LP 4.125% 11/15/20	4,302,000	4,541,196
XTO Energy, Inc.:
4.9% 2/1/14	751,000	809,287
5% 1/31/15	1,222,000	1,367,018
5.65% 4/1/16	839,000	990,169
6.25% 8/1/17	4,098,000	5,102,100
		630,010,643
TOTAL ENERGY		752,545,209
FINANCIALS - 9.4%
Capital Markets - 1.3%
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,690,827
Goldman Sachs Group, Inc.:
5.25% 7/27/21	17,979,000	18,003,092
5.75% 1/24/22	29,047,000	30,311,271
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 9,760,000	$ 10,549,155
6% 6/15/20	16,000,000	17,004,320
6.15% 4/1/18	10,942,000	11,860,132
6.75% 10/1/37	13,332,000	13,339,146
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,589,926
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	39,845,235
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,188,090
7.125% 5/15/15	8,656,000	9,329,878
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	8,583,000	8,177,153
6.4% 8/28/17	7,888,000	8,306,656
6.875% 4/25/18	16,189,000	17,621,986
Morgan Stanley:
4.75% 4/1/14	6,943,000	7,024,559
5.5% 7/28/21	10,366,000	10,267,305
5.625% 9/23/19	16,919,000	16,912,232
5.75% 1/25/21	10,000,000	9,909,600
6% 4/28/15	3,982,000	4,194,842
6.625% 4/1/18	9,869,000	10,465,334
7.3% 5/13/19	22,127,000	23,876,405
		282,467,144
Commercial Banks - 1.5%
Bank of America NA 5.3% 3/15/17	22,663,000	23,040,090
Credit Suisse New York Branch 6% 2/15/18	25,069,000	26,406,757
Discover Bank:
7% 4/15/20	10,951,000	12,410,812
8.7% 11/18/19	16,188,000	19,480,866
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,654,596
8.25% 3/1/38	12,528,000	16,046,526
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,123,602
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	11,258,000	11,173,565
HBOS PLC 6.75% 5/21/18 (c)	4,594,000	4,128,132
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,041,586
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,809,534
KeyBank NA:
5.45% 3/3/16	10,925,000	12,002,413
5.8% 7/1/14	14,023,000	15,175,550
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA: - continued
6.95% 2/1/28	$ 3,200,000	$ 3,598,310
KeyCorp. 5.1% 3/24/21	10,224,000	11,110,554
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	8,108,707
5% 1/17/17	23,263,000	24,841,115
5.25% 9/4/12	5,004,000	5,111,086
Regions Bank:
6.45% 6/26/37	18,578,000	17,091,760
7.5% 5/15/18	9,871,000	10,759,390
Regions Financial Corp.:
0.7438% 6/26/12 (f)	951,000	950,214
5.75% 6/15/15	3,253,000	3,324,371
7.75% 11/10/14	8,459,000	9,031,674
UnionBanCal Corp. 5.25% 12/16/13	925,000	958,318
Wachovia Bank NA:
4.8% 11/1/14	1,049,000	1,128,779
4.875% 2/1/15	1,893,000	2,047,634
5.85% 2/1/37	7,795,000	8,561,264
Wachovia Corp.:
4.875% 2/15/14	734,000	774,026
5.625% 10/15/16	14,742,000	16,570,716
5.75% 6/15/17	2,050,000	2,382,705
5.75% 2/1/18	4,000,000	4,642,320
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,640,734
3.676% 6/15/16	26,564,000	28,469,064
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	5,251,704
		330,848,474
Consumer Finance - 0.6%
Discover Financial Services:
6.45% 6/12/17	16,773,000	18,412,762
10.25% 7/15/19	15,329,000	19,545,885
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	19,471,663
2.95% 5/9/16	5,375,000	5,622,175
3.5% 6/29/15	5,553,000	5,916,894
4.625% 1/7/21	16,818,000	18,257,015
5.625% 9/15/17	3,505,000	4,041,374
5.625% 5/1/18	10,000,000	11,546,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6% 8/7/19	$ 22,000,000	$ 25,659,326
HSBC Finance Corp. 5.9% 6/19/12	11,627,000	11,792,731
SLM Corp. 5.375% 1/15/13	2,851,000	2,922,275
		143,188,160
Diversified Financial Services - 1.9%
Bank of America Corp.:
5.65% 5/1/18	16,400,000	17,017,427
5.75% 12/1/17	32,792,000	34,332,503
5.875% 1/5/21	5,000,000	5,261,160
6.5% 8/1/16	11,950,000	12,918,667
BP Capital Markets PLC:
3.125% 10/1/15	17,104,000	18,315,168
3.625% 5/8/14	2,002,000	2,119,179
4.5% 10/1/20	11,831,000	13,343,582
4.742% 3/11/21	12,000,000	13,823,892
Capital One Capital V 10.25% 8/15/39	9,719,000	10,132,058
Citigroup, Inc.:
3.953% 6/15/16	21,787,000	22,523,618
4.5% 1/14/22	9,963,000	10,232,051
4.75% 5/19/15	40,390,000	42,802,374
5.875% 1/30/42	8,219,000	8,737,241
6.125% 5/15/18	25,399,000	28,374,010
6.5% 8/19/13	20,989,000	22,241,645
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	21,588,871
JPMorgan Chase & Co.:
3.15% 7/5/16	25,000,000	25,743,900
4.25% 10/15/20	30,000,000	31,024,890
4.35% 8/15/21	24,137,000	25,316,623
4.5% 1/24/22	26,587,000	28,240,844
5.4% 1/6/42	10,069,000	10,861,309
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,195,007
5.15% 3/15/20	11,097,000	12,466,958
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(f)	2,103,000	2,050,425
		429,663,402
Insurance - 1.6%
Allstate Corp.:
5.2% 1/15/42	5,380,000	5,886,990
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.: - continued
6.2% 5/16/14	$ 7,894,000	$ 8,768,931
American International Group, Inc. 4.875% 9/15/16	15,786,000	16,605,009
Aon Corp.:
3.125% 5/27/16	20,350,000	21,003,968
3.5% 9/30/15	6,878,000	7,190,977
5% 9/30/20	5,687,000	6,366,909
6.25% 9/30/40	4,660,000	5,793,303
Assurant, Inc. 5.625% 2/15/14	6,168,000	6,531,388
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,229,347
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	11,133,000	11,049,503
Hartford Financial Services Group, Inc. 5.375% 3/15/17	546,000	567,973
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	23,174,000	23,119,634
6.5% 3/15/35 (c)	2,797,000	2,936,145
6.7% 8/15/16 (c)	6,494,000	7,125,931
10.75% 6/15/88 (c)(f)	3,501,000	4,568,805
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,622,726
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	11,809,000	12,538,253
MetLife, Inc.:
4.75% 2/8/21	6,004,000	6,656,959
5% 6/15/15	813,000	900,412
5.875% 2/6/41	7,074,000	8,644,959
6.75% 6/1/16	9,220,000	11,035,888
Metropolitan Life Global Funding I:
5.125% 4/10/13 (c)	5,256,000	5,485,393
5.125% 6/10/14 (c)	8,554,000	9,233,307
Monumental Global Funding III 5.5% 4/22/13 (c)	3,073,000	3,203,108
New York Life Global Funding 4.65% 5/9/13 (c)	3,983,000	4,167,130
New York Life Insurance Co. 6.75% 11/15/39 (c)	4,383,000	5,770,412
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	10,230,000	12,622,173
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	9,078,000	12,036,838
Pacific LifeCorp 6% 2/10/20 (c)	5,371,000	5,872,834
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,702,689
4.5% 11/16/21	15,610,000	16,736,137
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
4.75% 9/17/15	$ 13,500,000	$ 14,708,223
5.15% 1/15/13	3,765,000	3,903,985
5.8% 11/16/41	16,300,000	18,209,561
6.2% 11/15/40	7,705,000	8,852,691
7.375% 6/15/19	3,820,000	4,727,212
Symetra Financial Corp. 6.125% 4/1/16 (c)	11,250,000	11,514,375
Unum Group:
5.625% 9/15/20	18,528,000	19,679,015
7.125% 9/30/16	1,654,000	1,892,186
		360,461,279
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,616,727
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,226,278
5.375% 4/15/14	2,899,000	3,075,366
6.125% 11/1/12	2,564,000	2,636,923
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	2,038,217
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,760,242
5.875% 11/30/12	1,067,000	1,092,930
Developers Diversified Realty Corp.:
4.75% 4/15/18	16,113,000	16,540,172
5.375% 10/15/12	10,023,000	10,119,542
7.5% 4/1/17	9,638,000	10,832,698
Duke Realty LP:
4.625% 5/15/13	1,515,000	1,564,383
5.875% 8/15/12	837,000	850,351
Equity One, Inc.:
5.375% 10/15/15	2,580,000	2,727,581
6% 9/15/17	3,467,000	3,723,867
6.25% 12/15/14	9,619,000	10,392,012
6.25% 1/15/17	2,204,000	2,388,376
Equity Residential 5.125% 3/15/16	8,850,000	9,726,973
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,871,322
5.9% 4/1/20	3,969,000	4,475,687
6% 7/15/12	5,468,000	5,554,099
6.2% 1/15/17	1,491,000	1,687,093
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 4,573,000	$ 4,781,808
6.25% 6/15/17	861,000	919,681
6.65% 1/15/18	3,483,000	3,749,254
UDR, Inc. 5.5% 4/1/14	17,798,000	18,703,028
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,638,004
Washington (REIT) 5.25% 1/15/14	907,000	950,700
		141,643,314
Real Estate Management & Development - 1.9%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,930,228
6.3% 6/1/13	4,012,000	4,166,570
BioMed Realty LP:
3.85% 4/15/16	19,180,000	19,736,738
6.125% 4/15/20	5,563,000	6,243,227
Brandywine Operating Partnership LP:
5.7% 5/1/17	6,890,000	7,162,748
5.75% 4/1/12	5,707,000	5,718,003
Colonial Properties Trust:
5.5% 10/1/15	12,454,000	12,827,994
6.875% 8/15/12	4,824,000	4,894,947
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,990,025
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,871,538
5.25% 3/15/21	10,656,000	11,218,381
Duke Realty LP:
5.4% 8/15/14	6,754,000	7,208,747
5.5% 3/1/16	10,207,000	10,831,189
5.95% 2/15/17	9,023,000	9,987,423
6.25% 5/15/13	9,569,000	10,064,301
6.5% 1/15/18	12,019,000	13,621,986
6.75% 3/15/20	1,066,000	1,239,270
8.25% 8/15/19	5,060,000	6,292,014
ERP Operating LP:
4.625% 12/15/21	41,736,000	44,704,014
4.75% 7/15/20	31,427,000	33,708,097
5.375% 8/1/16	4,428,000	4,933,917
5.5% 10/1/12	5,487,000	5,630,298
5.75% 6/15/17	24,188,000	27,510,778
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
6.625% 3/15/12	$ 968,000	$ 969,594
Liberty Property LP:
4.75% 10/1/20	17,245,000	17,819,707
5.125% 3/2/15	1,706,000	1,809,088
5.5% 12/15/16	4,865,000	5,329,296
6.375% 8/15/12	4,758,000	4,838,025
6.625% 10/1/17	12,549,000	14,366,622
Mack-Cali Realty LP 7.75% 8/15/19	1,973,000	2,405,316
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,743,731
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	9,526,000	9,696,592
5.35% 4/15/12 (c)	1,620,000	1,622,704
5.5% 1/15/14 (c)	4,958,000	5,074,810
5.7% 4/15/17 (c)	2,366,000	2,426,671
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,119,931
Regency Centers LP:
4.95% 4/15/14	427,000	447,463
5.25% 8/1/15	1,490,000	1,604,332
5.875% 6/15/17	789,000	881,684
Simon Property Group LP:
2.8% 1/30/17	4,731,000	4,919,701
4.125% 12/1/21	13,242,000	14,304,194
4.2% 2/1/15	5,265,000	5,615,212
5.1% 6/15/15	6,421,000	7,118,751
Tanger Properties LP:
6.125% 6/1/20	23,103,000	26,307,941
6.15% 11/15/15	9,801,000	10,986,294
		412,900,092
TOTAL FINANCIALS		2,101,171,865
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	23,000,000	24,022,235
Celgene Corp. 2.45% 10/15/15	1,728,000	1,775,150
		25,797,385
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	$ 21,840,000	$ 23,451,552
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,384,761
6.3% 8/15/14	2,529,000	2,768,016
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	19,902,999
5.25% 6/15/12	8,958,000	9,065,684
6.25% 6/15/14	3,291,000	3,623,983
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,356,588
4.125% 9/15/20	11,062,000	11,484,270
		75,037,853
Pharmaceuticals - 0.1%
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,620,310
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,028,000	2,165,346
		14,785,656
TOTAL HEALTH CARE		115,620,894
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	1,610,000	1,698,878
6.375% 6/1/19 (c)	9,485,000	10,900,228
		12,599,106
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	965,774	1,035,792
6.648% 3/15/19	3,634,594	3,816,324
6.795% 2/2/20	357,654	360,336
6.9% 7/2/19	959,038	1,021,375
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,774,849	3,812,597
8.36% 1/20/19	8,143,218	8,265,367
		18,311,791
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	10,047,548
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (f)	$ 2,599,000	$ 2,693,214
TOTAL INDUSTRIALS		43,651,659
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	8,642,000	9,270,394
6% 10/1/12	5,409,000	5,574,418
6.55% 10/1/17	3,075,000	3,632,621
		18,477,433
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,037,000	1,104,366
4.5% 5/15/21	7,383,000	7,532,572
5.5% 5/15/12	2,235,000	2,254,574
		10,891,512
TOTAL INFORMATION TECHNOLOGY		29,368,945
MATERIALS - 0.7%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,030,721
4.25% 11/15/20	10,672,000	11,423,277
4.85% 8/15/12	17,906,000	18,222,865
5.25% 11/15/41	9,841,000	10,820,140
7.6% 5/15/14	27,938,000	31,751,844
		93,248,847
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,788,391
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (c)	9,430,000	10,847,197
ArcelorMittal SA 3.75% 3/1/16	5,299,000	5,316,142
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,381,000	1,385,390
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	22,911,000	23,476,902
6.375% 11/30/12 (c)	2,818,000	2,913,217
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	$ 14,745,000	$ 15,718,376
Vale Overseas Ltd. 6.25% 1/23/17	3,240,000	3,741,636
		63,398,860
TOTAL MATERIALS		159,436,098
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.5% 8/15/15	6,887,000	7,195,799
5.35% 9/1/40	8,247,000	9,273,125
6.3% 1/15/38	40,737,000	50,254,548
6.8% 5/15/36	7,223,000	9,221,575
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,658,000	4,844,549
CenturyLink, Inc.:
6.15% 9/15/19	7,618,000	8,000,576
6.45% 6/15/21	17,439,000	18,458,292
7.6% 9/15/39	2,143,000	2,194,280
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,578,882
Embarq Corp. 7.995% 6/1/36	7,935,000	8,466,621
Telefonica Emisiones SAU:
5.134% 4/27/20	1,471,000	1,451,953
5.462% 2/16/21	12,361,000	12,430,939
5.855% 2/4/13	1,120,000	1,157,588
6.421% 6/20/16	753,000	811,193
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,189,585
6.1% 4/15/18	23,353,000	28,470,927
6.35% 4/1/19	7,155,000	8,851,379
6.9% 4/15/38	18,370,000	24,259,642
		203,111,453
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV:
2.375% 9/8/16	29,726,000	30,356,578
3.625% 3/30/15	2,060,000	2,173,300
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	16,408,000	19,085,523
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 5,301,000	$ 6,243,465
Vodafone Group PLC 5% 12/16/13	3,204,000	3,438,376
		61,297,242
TOTAL TELECOMMUNICATION SERVICES		264,408,695
UTILITIES - 2.0%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20	8,620,000	9,136,398
Ameren Illinois Co. 6.125% 11/15/17	289,000	327,491
AmerenUE 6.4% 6/15/17	5,870,000	7,068,519
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	11,177,797
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	14,630,000	15,368,084
6.4% 9/15/20 (c)	26,489,000	28,596,942
Edison International 3.75% 9/15/17	9,811,000	10,428,956
EDP Finance BV:
4.9% 10/1/19 (c)	4,464,000	3,520,757
6% 2/2/18 (c)	3,775,000	3,213,892
Enel Finance International SA 5.7% 1/15/13 (c)	581,000	594,838
FirstEnergy Corp. 7.375% 11/15/31	26,676,000	33,983,703
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,347,761
6.05% 8/15/21	14,527,000	16,554,228
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,794,671
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,303,631
3.75% 11/15/20	2,232,000	2,268,234
Nevada Power Co.:
6.5% 5/15/18	15,159,000	18,528,376
6.5% 8/1/18	1,094,000	1,339,019
Pacific Gas & Electric Co. 3.25% 9/15/21	3,308,000	3,411,841
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,542,238
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,543,450
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	44,817,962
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,565,687
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,309,756
		250,744,231
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	$ 2,827,000	$ 3,199,780
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,913,113
		10,112,893
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,062,719
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,509,216
6.3% 7/15/13	5,310,000	5,633,347
6.5% 5/1/18	6,905,000	8,054,448
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,287,956
Southern Power Co. 5.15% 9/15/41	100,000	108,069
		30,655,755
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	7,395,299
Dominion Resources, Inc.:
2.8793% 9/30/66 (f)	33,906,000	28,861,974
7.5% 6/30/66 (f)	7,991,000	8,450,483
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,690,000	3,794,471
National Grid PLC 6.3% 8/1/16	17,348,000	20,142,711
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,487,442
5.25% 9/15/17	590,000	656,770
5.4% 7/15/14	3,094,000	3,373,512
5.45% 9/15/20	1,330,000	1,500,848
5.8% 2/1/42	11,523,000	12,295,271
5.95% 6/15/41	21,763,000	24,479,566
6.25% 12/15/40	3,663,000	4,206,314
6.4% 3/15/18	9,293,000	10,977,282
6.8% 1/15/19	6,774,000	8,121,613
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	13,102,000	13,429,550
		157,173,106
TOTAL UTILITIES		448,685,985
TOTAL NONCONVERTIBLE BONDS (Cost $4,010,233,580)		4,520,439,876
U.S. Government and Government Agency Obligations - 30.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.3%
Fannie Mae:
0.375% 3/16/15	$ 11,449,000	$ 11,389,786
5.375% 6/12/17	21,675,000	26,279,073
Freddie Mac 1.75% 9/10/15	38,164,000	39,681,477
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		77,350,336
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	6,808,119	9,348,221
2.125% 2/15/41	251,103,629	346,435,996
2.5% 1/15/29	47,686,183	64,647,494
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		420,431,711
U.S. Treasury Obligations - 27.8%
U.S. Treasury Bonds:
3.125% 2/15/42	44,791,000	45,014,955
4.375% 5/15/41	791,207,000	994,200,643
U.S. Treasury Notes:
0.125% 12/31/13	42,978,000	42,845,370
0.25% 1/31/14	242,782,000	242,563,982
0.25% 9/15/14	43,219,000	43,070,413
0.25% 12/15/14	808,000	804,528
0.5% 8/15/14	224,959,000	225,661,997
0.625% 7/15/14	764,682,000	769,461,263
0.75% 6/15/14	60,680,000	61,239,409
0.875% 11/30/16	23,680,000	23,742,894
0.875% 2/28/17	781,408,000	781,529,900
1% 9/30/16	6,000	6,059
1.375% 11/30/15	5,000	5,143
1.375% 2/28/19	261,039,000	260,671,979
2% 11/15/21	417,127,000	419,082,491
2% 2/15/22	392,204,000	392,878,199
2.375% 8/31/14	100,000,000	104,937,500
2.375% 2/28/15	205,375,000	217,103,761
2.625% 7/31/14	304,537,000	321,096,199
2.625% 12/31/14	587,750,000	623,979,498
3.125% 4/30/17	118,350,000	131,544,131
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 323,781,000	$ 359,371,655
3.25% 3/31/17	119,160,000	133,077,531
TOTAL U.S. TREASURY OBLIGATIONS		6,193,889,500
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,371,479,659)		6,691,671,547
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 10.5%
1.925% 12/1/34 (f)	123,510	128,633
1.926% 2/1/33 (f)	127,449	133,455
1.93% 10/1/33 (f)	138,418	144,014
1.952% 3/1/35 (f)	104,671	110,123
1.964% 10/1/33 (f)	61,513	64,620
2.036% 7/1/35 (f)	57,729	60,627
2.05% 3/1/35 (f)	20,645	21,344
2.115% 10/1/35 (f)	193,805	202,874
2.301% 7/1/34 (f)	84,177	89,228
2.303% 6/1/36 (f)	224,828	238,503
2.424% 10/1/33 (f)	111,054	117,443
2.448% 3/1/35 (f)	69,541	72,770
2.471% 12/1/33 (f)	4,005,568	4,195,078
2.487% 11/1/36 (f)	788,827	840,594
2.537% 7/1/35 (f)	304,373	323,467
2.632% 5/1/35 (f)	284,478	300,424
2.635% 7/1/37 (f)	572,480	610,049
2.692% 9/1/36 (f)	1,193,462	1,271,783
3% 3/1/27 (e)	38,000,000	39,437,354
3.5% 12/1/40	503,324	520,712
3.5% 3/1/42 (e)	217,000,000	224,293,088
3.5% 3/1/42 (e)	85,800,000	88,683,626
3.5% 3/1/42 (e)	101,200,000	104,601,200
3.5% 3/1/42 (e)	14,800,000	15,297,409
3.5% 3/1/42 (e)	209,500,000	216,541,023
3.5% 3/1/42 (e)	7,500,000	7,752,065
3.5% 3/1/42 (e)	85,800,000	88,683,626
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 9/1/26 to 12/1/41	$ 174,674,229	$ 185,235,755
4% 10/1/41	11,170,343	11,814,688
4% 10/1/41	248,412	262,741
4.5% 4/1/18 to 11/1/41	376,372,897	404,046,459
4.5% 3/1/27 (e)	3,300,000	3,531,081
4.5% 3/1/42 (e)	35,800,000	38,154,523
5% 5/1/23 to 6/1/40	186,790,446	201,775,501
5% 3/1/42 (e)	60,000,000	64,798,422
5% 3/1/42 (e)	46,100,000	49,786,788
5% 3/1/42 (e)	26,000,000	28,079,316
5.5% 9/1/17 to 3/1/40	263,706,185	287,773,272
6% 5/1/16 to 4/1/40	239,176,479	263,331,878
6.5% 4/1/13 to 1/1/36	789,073	850,144
7% 5/1/12 to 6/1/33	285,443	326,228
7.5% 8/1/13 to 8/1/29	276,564	322,593
8.5% 5/1/21 to 9/1/25	13,807	16,078
9.5% 2/1/25	1,352	1,454
10.5% 8/1/20	3,613	4,268
12.5% 12/1/13 to 4/1/15	1,388	1,537
TOTAL FANNIE MAE		2,334,847,858
Freddie Mac - 2.0%
2.084% 4/1/35 (f)	1,112,756	1,177,265
2.159% 3/1/36 (f)	183,512	193,443
2.468% 1/1/35 (f)	94,837	98,739
2.943% 3/1/33 (f)	22,455	23,886
3.028% 11/1/35 (f)	368,151	392,149
3.149% 10/1/35 (f)	326,646	348,031
4% 12/1/40 to 11/1/41	17,247,554	18,241,721
4% 9/1/41	2,813,580	2,970,052
4% 3/1/42 (e)	70,000,000	73,430,819
4.5% 7/1/25 to 10/1/41	140,065,928	149,453,504
4.5% 3/1/42 (e)	27,700,000	29,424,414
5% 3/1/19 to 9/1/40	92,672,650	100,123,780
5.5% 9/1/34 to 2/1/40	56,039,834	60,755,127
6% 7/1/37 to 8/1/37	3,982,883	4,395,735
7.5% 4/1/12 to 1/1/33	78,231	90,893
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 9/1/24 to 8/1/27	$ 15,553	$ 18,665
11.5% 10/1/15	609	657
TOTAL FREDDIE MAC		441,138,880
Ginnie Mae - 2.2%
3.5% 1/15/41 to 2/15/42	73,896,738	77,578,244
4% 1/15/25 to 1/20/42	168,668,642	182,111,963
4% 7/15/41	30,278	32,770
4% 3/1/42 (e)	19,700,000	21,216,516
4.5% 5/15/39 to 7/20/41	86,071,766	94,096,948
4.5% 3/1/42 (e)	1,800,000	1,962,259
5% 3/15/39 to 9/15/41	54,992,617	60,967,731
5% 3/1/42 (e)	5,300,000	5,853,876
5% 3/1/42 (e)	26,000,000	28,717,127
5.5% 12/20/28 to 7/20/37	4,578,067	5,086,471
6% 6/15/36 to 9/20/38	14,747,271	16,525,936
7% 1/15/28 to 11/15/32	2,298,994	2,647,751
7.5% 3/15/28 to 10/15/28	4,016	4,719
8% 7/15/17 to 11/15/17	467,390	517,212
8.5% 10/15/21	11,928	13,959
11% 7/20/19 to 8/20/19	933	1,106
TOTAL GINNIE MAE		497,334,588
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,244,791,476)		3,273,321,326
Asset-Backed Securities - 2.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (f)	1,022,005	552,094
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (f)	395,184	276,988
Series 2005-HE2 Class M2, 0.694% 4/25/35 (f)	87,314	84,771
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	549,000	5,490
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(f)	7,316,000	109,740
Airspeed Ltd. Series 2007-1A Class C1, 2.7485% 6/15/32 (c)(f)	4,178,009	2,151,675
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	$ 1,717,036	$ 1,724,100
Class A4, 3% 10/15/15 (c)	9,105,000	9,271,382
Series 2010-5 Class A4, 1.75% 3/15/16	7,090,000	7,230,968
Series 2011-1 Class A4, 2.23% 3/15/16	31,910,000	32,913,573
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	13,770,000	14,043,713
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,156,361
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,613,927
Series 2012-1 Class A2, 0.7% 2/15/17	23,330,000	23,344,231
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	13,060,000	13,162,440
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (f)	67,837	53,360
Series 2004-R2 Class M3, 0.794% 4/25/34 (f)	109,017	34,139
Series 2005-R2 Class M1, 0.694% 4/25/35 (f)	1,743,000	1,513,333
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (f)	40,480	29,169
Series 2004-W11 Class M2, 0.944% 11/25/34 (f)	457,000	325,050
Series 2004-W7 Class M1, 0.794% 5/25/34 (f)	1,310,000	937,822
Series 2006-W4 Class A2C, 0.404% 5/25/36 (f)	1,079,797	264,017
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (f)	2,137,393	1,448,821
Series 2006-HE2 Class M1, 0.614% 3/25/36 (f)	104,499	819
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(c)(f)	6,174,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	275,293	275,558
Class A4, 3.52% 6/15/16 (c)	30,100,000	30,540,851
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.369% 2/25/35 (f)	1,257,000	708,568
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	18,889,341	18,909,319
Series 2011-1 Class A4, 1.4% 8/20/14	20,280,000	20,422,029
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (f)	1,184,745	1,044,471
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	506,000	508,825
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,363,038
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1 Class A2, 0.6955% 7/20/39 (c)(f)	$ 152,570	$ 113,665
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	15,090,000	15,209,009
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (f)	1,471,000	465,300
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,620,300
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	25,040,000	25,067,824
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	48,900,640
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (f)	10,252	10,137
Series 2007-4 Class A1A, 0.3963% 9/25/37 (f)	237,565	231,564
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (f)	131,909	58,118
Series 2004-4 Class M2, 1.039% 6/25/34 (f)	496,195	224,394
Series 2005-3 Class MV1, 0.664% 8/25/35 (f)	185,625	183,058
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (f)	31,732	20,366
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (f)	160,000	93,249
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (f)	19,043	2,044
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	1,797,609	1,805,602
Class A4, 2.98% 8/15/14	5,800,000	5,920,853
Series 2010-B Class A3, 0.98% 10/15/14	11,738,252	11,774,548
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,963,635
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (f)	801,000	252,745
Class M4, 0.924% 1/25/35 (f)	296,000	67,096
Series 2006-D Class M1, 0.474% 11/25/36 (f)	59,868	240
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(f)	2,392,000	837,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,168,791	1,075,288
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (c)(f)	174,361	163,018
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.4285% 11/15/34 (c)(f)	$ 1,708,487	$ 1,413,773
Class B, 0.5285% 11/15/34 (c)(f)	617,679	398,403
Class C, 0.6285% 11/15/34 (c)(f)	1,024,557	507,156
Class D, 0.9985% 11/15/34 (c)(f)	389,479	85,685
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (f)	473,259	361,340
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(f)	384,545	112,386
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (c)(f)	16,607	16,601
Class C, 0.794% 9/25/46 (c)(f)	1,245,000	634,950
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (f)	342,500	233,076
Series 2003-3 Class M1, 1.534% 8/25/33 (f)	588,886	424,840
Series 2003-5 Class A2, 0.944% 12/25/33 (f)	27,804	20,254
Series 2005-5 Class 2A2, 0.494% 11/25/35 (f)	5,843	5,834
Series 2006-1 Class 2A3, 0.469% 4/25/36 (f)	336,127	333,326
Honda Auto Receivables Owner Trust Series 2011-1 Class A4, 1.8% 4/17/17	10,400,000	10,614,719
Honda Automobile Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	1,327,332	1,331,620
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (f)	1,292,000	376,366
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	1,854,486	1,860,877
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	8,830,000	9,045,985
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (f)	178,000	3,400
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (f)	1,255,000	1,037,967
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (f)	501,760	440,620
Series 2006-A Class 2C, 1.7238% 3/27/42 (f)	2,867,000	768,582
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (f)	68,799	40,855
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	14,711	14,923
Class C, 5.691% 10/20/28 (c)	6,563	6,627
Class D, 6.01% 10/20/28 (c)	78,534	78,969
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (f)	641,000	11,085
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	$ 38,910,000	$ 39,042,461
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (f)	146,673	90,885
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (f)	493,935	331,221
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (f)	1,420,353	1,054,998
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (f)	2,538,703	1,898,121
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (f)	48,462	37,197
Series 2005-NC1 Class M1, 0.684% 1/25/35 (f)	326,000	205,871
Series 2005-NC2 Class B1, 1.414% 3/25/35 (f)	339,222	42,957
Series 2007-HE2 Class M1, 0.494% 1/25/37 (f)	114,220	332
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (h)	10,188,500	687,724
Series 2006-4 Class D, 1.344% 5/25/32 (f)	2,193,000	4,674
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	50,293,000	804,688
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	35,795,956	794,037
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (f)	1,164,000	494,988
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	8,720,000	8,812,812
Series 2011-A Class A4, 1.94% 9/15/17	21,550,000	22,163,701
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(c)(f)	317,000	0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(c)(f)	962,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (f)	10,496	10,429
Series 2007-6 Class 2A1, 0.304% 7/25/37 (f)	53,449	52,612
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (f)	435,000	183,423
Class M4, 1.694% 9/25/34 (f)	558,000	121,932
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (f)	1,245,000	554,609
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (f)	4,173	3,379
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (f)	1,093,512	667,056
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (c)(f)	448,660	429,657
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (f)	1,043,000	473,208
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	$ 571,164	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (f)	35,917	11,500
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	500,804	517,138
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (f)	115,176	85,491
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (c)(f)	2,353,467	70,604
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	749,203	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (c)(f)	1,459,789	773,688
TOTAL ASSET-BACKED SECURITIES (Cost $462,225,678)		472,682,148
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (c)(f)(h)	19,028,273	909,462
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (c)	9,782,252	9,781,860
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (f)	1,615,664	1,225,836
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,937,000	426,140
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (c)(f)	18,736	18,726
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (f)	600,886	553,173
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (f)	178,650	108,613
Series 2006-1A Class C2, 1.4455% 12/20/54 (c)(f)	5,526,000	3,370,860
Series 2006-2 Class C1, 1.1855% 12/20/54 (f)	4,563,000	2,783,430
Series 2006-3 Class C2, 0.7455% 12/20/54 (f)	922,000	562,420
Series 2006-4:
Class B1, 0.4255% 12/20/54 (f)	3,812,000	3,209,704
Class C1, 1.0055% 12/20/54 (f)	2,331,000	1,421,910
Class M1, 0.5855% 12/20/54 (f)	1,006,000	767,075
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (f)	$ 1,847,000	$ 1,126,670
Class 1M1, 0.5455% 12/20/54 (f)	1,238,000	943,975
Class 2C1, 1.2055% 12/20/54 (f)	842,000	513,620
Class 2M1, 0.7455% 12/20/54 (f)	1,589,000	1,211,612
Series 2007-2 Class 2C1, 0.676% 12/17/54 (f)	2,199,000	1,341,390
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (f)	365,737	262,526
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	2,945,145	3,101,323
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (f)	1,024,467	772,760
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	883,406
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (f)	696,725	409,526
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (f)	1,273,735	856,070
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (f)	1,686,752	1,312,062
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (c)(f)	1,102,216	895,324
Class B6, 3.1048% 7/10/35 (c)(f)	1,029,677	819,468
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (c)(f)	239,073	222,137
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	245,000	83,475
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (f)	29,139	20,998
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (f)	219,177	202,935
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (f)	2,763,000	2,107,311
WaMu Mortgage pass-thru certificates Series 2005-AR14 Class 1A1, 2.4697% 12/25/35 (f)	1,018,968	996,145
TOTAL PRIVATE SPONSOR		43,221,942
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 137,613	$ 148,075
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	459,653	492,920
Series 2004-86 Class KC, 4.5% 5/25/19	308,536	319,259
Freddie Mac Multi-Class pass-thru certificates planned amortization class:
Series 2356 Class GD, 6% 9/15/16	472,186	506,666
Series 2363 Class PF, 6% 9/15/16	597,033	634,572
Series 2425 Class JH, 6% 3/15/17	484,469	522,415
TOTAL U.S. GOVERNMENT AGENCY		2,623,907
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,881,587)		45,845,849
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (f)	1,275,000	1,289,317
Class A3, 7.1326% 2/14/43 (f)	1,377,000	1,401,822
Class A6, 7.4526% 2/14/43 (f)	2,029,000	2,068,018
Class PS1, 1.4363% 2/14/43 (f)(h)	4,641,133	51,150
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (f)	1,695,875	1,809,485
Series 2006-5:
Class A2, 5.317% 9/10/47	6,998,530	7,104,033
Class A3, 5.39% 9/10/47	2,418,000	2,554,706
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,699,225
Series 2007-4 Class A3, 5.9813% 2/10/51 (f)	1,729,000	1,836,687
Series 2006-6 Class E, 5.619% 10/10/45 (c)	1,002,000	203,005
Series 2007-3:
Class A3, 5.8426% 6/10/49 (f)	2,896,000	3,035,457
Class A4, 5.8426% 6/10/49 (f)	3,615,000	3,995,284
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,279,227
Series 2004-2:
Class A3, 4.05% 11/10/38	238,123	241,645
Class A4, 4.153% 11/10/38	2,199,000	2,284,207
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 719,490	$ 719,206
Series 2001-3 Class H, 6.562% 4/11/37 (c)	969,000	971,588
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	162,141	162,192
Class K, 6.15% 5/11/35 (c)	806,000	785,142
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	5,387,000	5,715,903
Banc of America Large Loan, Inc. floater:
2006-BIX1 Class J, 0.8285% 10/15/19 (c)(f)	3,566,622	2,674,967
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (c)(f)	745,000	722,650
Class D, 0.6085% 3/15/22 (c)(f)	754,000	731,380
Class E, 0.6485% 3/15/22 (c)(f)	623,000	604,310
Class F, 0.7185% 3/15/22 (c)(f)	502,000	481,920
Class G, 0.7785% 3/15/22 (c)(f)	5,066,000	4,762,040
Class H, 1.0285% 3/15/22 (c)(f)	8,850,000	8,230,500
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (c)(f)	1,245,523	1,195,702
Class E, 0.4885% 10/15/19 (c)(f)	1,261,000	1,197,950
Class F, 0.5585% 10/15/19 (c)(f)	2,713,000	2,550,220
Class G, 0.5785% 10/15/19 (c)(f)	3,234,000	2,878,260
Class H, 0.6185% 10/15/19 (c)(f)	6,167,000	5,241,950
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (c)(f)	36,251	25,673
Series 2004-1:
Class A, 0.604% 4/25/34 (c)(f)	965,672	777,366
Class B, 2.144% 4/25/34 (c)(f)	105,623	61,076
Class M1, 0.804% 4/25/34 (c)(f)	84,463	58,793
Class M2, 1.444% 4/25/34 (c)(f)	78,186	54,190
Series 2005-2A:
Class A1, 0.554% 8/25/35 (c)(f)	1,396,573	911,700
Class M1, 0.674% 8/25/35 (c)(f)	65,844	33,884
Class M2, 0.724% 8/25/35 (c)(f)	108,493	49,405
Class M3, 0.744% 8/25/35 (c)(f)	60,233	23,974
Series 2005-3A:
Class A2, 0.644% 11/25/35 (c)(f)	497,919	328,938
Class M2, 0.734% 11/25/35 (c)(f)	49,142	27,077
Class M3, 0.754% 11/25/35 (c)(f)	44,269	23,366
Class M4, 0.844% 11/25/35 (c)(f)	54,828	26,480
Series 2005-4A:
Class A2, 0.634% 1/25/36 (c)(f)	1,092,460	677,229
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class B1, 1.644% 1/25/36 (c)(f)	$ 63,663	$ 8,445
Class M1, 0.694% 1/25/36 (c)(f)	352,269	152,026
Class M2, 0.714% 1/25/36 (c)(f)	71,303	27,677
Class M3, 0.744% 1/25/36 (c)(f)	154,489	54,043
Class M4, 0.854% 1/25/36 (c)(f)	57,721	17,935
Class M5, 0.894% 1/25/36 (c)(f)	57,721	15,620
Class M6, 0.944% 1/25/36 (c)(f)	61,117	11,815
Series 2006-1 Class A2, 0.604% 4/25/36 (c)(f)	171,119	118,362
Series 2006-2A:
Class A1, 0.474% 7/25/36 (c)(f)	3,265,353	2,067,414
Class A2, 0.524% 7/25/36 (c)(f)	150,409	90,245
Class B3, 2.944% 7/25/36 (c)(f)	57,564	2,346
Class M1, 0.554% 7/25/36 (c)(f)	157,836	63,240
Class M2, 0.574% 7/25/36 (c)(f)	75,204	27,120
Class M3, 0.594% 7/25/36 (c)(f)	62,670	20,376
Class M5, 0.714% 7/25/36 (c)(f)	51,993	12,886
Class M6, 0.784% 7/25/36 (c)(f)	77,525	12,456
Series 2006-3A:
Class B1, 1.044% 10/25/36 (c)(f)	74,331	1,484
Class M4, 0.674% 10/25/36 (c)(f)	82,826	8,141
Class M5, 0.724% 10/25/36 (c)(f)	99,031	7,209
Class M6, 0.804% 10/25/36 (c)(f)	287,224	13,298
Series 2006-4A:
Class A1, 0.474% 12/25/36 (c)(f)	644,801	426,576
Class A2, 0.514% 12/25/36 (c)(f)	3,406,405	1,737,266
Class B1, 0.944% 12/25/36 (c)(f)	17,714	1,655
Class B2, 1.494% 12/25/36 (c)(f)	16,533	987
Class B3, 2.694% 12/25/36 (c)(f)	46,967	969
Class M1, 0.534% 12/25/36 (c)(f)	156,477	59,630
Class M2, 0.554% 12/25/36 (c)(f)	103,924	34,954
Class M3, 0.584% 12/25/36 (c)(f)	105,695	30,828
Class M4, 0.644% 12/25/36 (c)(f)	126,362	29,289
Class M5, 0.684% 12/25/36 (c)(f)	116,323	19,195
Class M6, 0.764% 12/25/36 (c)(f)	103,924	12,687
Series 2007-1:
Class A2, 0.514% 3/25/37 (c)(f)	727,501	349,201
Class B1, 0.914% 3/25/37 (c)(f)	183,430	13,230
Class B2, 1.394% 3/25/37 (c)(f)	116,621	5,019
Class M1, 0.514% 3/25/37 (c)(f)	161,667	52,771
Class M2, 0.534% 3/25/37 (c)(f)	121,250	31,440
Class M3, 0.564% 3/25/37 (c)(f)	50,365	10,081
Class M4, 0.614% 3/25/37 (c)(f)	36,686	5,430
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M5, 0.664% 3/25/37 (c)(f)	$ 134,308	$ 16,923
Class M6, 0.744% 3/25/37 (c)(f)	188,404	19,435
Series 2007-2A:
Class A1, 0.514% 7/25/37 (c)(f)	1,423,328	733,903
Class A2, 0.564% 7/25/37 (c)(f)	1,333,441	466,704
Class B1, 1.844% 7/25/37 (c)(f)	360,289	13,710
Class B2, 2.494% 7/25/37 (c)(f)	116,040	6,140
Class M1, 0.614% 7/25/37 (c)(f)	408,575	61,899
Class M2, 0.654% 7/25/37 (c)(f)	213,202	23,512
Class M3, 0.734% 7/25/37 (c)(f)	215,431	18,882
Class M4, 0.894% 7/25/37 (c)(f)	448,690	35,031
Class M5, 0.994% 7/25/37 (c)(f)	396,689	25,934
Class M6, 1.244% 7/25/37 (c)(f)	503,662	26,256
Series 2007-3:
Class A2, 0.534% 7/25/37 (c)(f)	654,417	279,968
Class B1, 1.194% 7/25/37 (c)(f)	294,014	24,524
Class B2, 1.844% 7/25/37 (c)(f)	844,104	44,966
Class B3, 4.244% 7/25/37 (c)(f)	91,587	2,069
Class M1, 0.554% 7/25/37 (c)(f)	260,226	85,892
Class M2, 0.584% 7/25/37 (c)(f)	277,416	75,293
Class M3, 0.614% 7/25/37 (c)(f)	447,541	98,483
Class M4, 0.744% 7/25/37 (c)(f)	785,419	138,577
Class M5, 0.844% 7/25/37 (c)(f)	357,440	47,635
Class M6, 1.044% 7/25/37 (c)(f)	271,488	29,632
Series 2007-4A:
Class B1, 2.794% 9/25/37 (c)(f)	132,430	4,764
Class M1, 1.194% 9/25/37 (c)(f)	199,763	17,505
Class M2, 1.294% 9/25/37 (c)(f)	199,763	12,130
Class M4, 1.844% 9/25/37 (c)(f)	642,437	27,748
Class M5, 1.994% 9/25/37 (c)(f)	642,437	20,481
Class M6, 2.194% 9/25/37 (c)(f)	645,634	13,243
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(h)	3,242,798	118,362
Series 2007-5A, Class IO, 4.1484% 10/25/37 (c)(f)(h)	8,029,870	759,621
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (c)(f)	340,070	326,619
Class J, 1.0985% 3/15/19 (c)(f)	332,000	285,602
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (c)(f)	554,000	475,339
Class E, 0.5485% 3/15/22 (c)(f)	2,884,000	2,445,667
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.5985% 3/15/22 (c)(f)	$ 1,770,000	$ 1,465,581
Class G, 0.6485% 3/15/22 (c)(f)	364,000	297,756
Class H, 0.7985% 3/15/22 (c)(f)	554,000	442,099
Class J, 0.9485% 3/15/22 (c)(f)	554,000	431,019
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	91,673	91,803
Series 2004-PWR3 Class A3, 4.487% 2/11/41	510,790	520,751
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	11,207,689
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,814,650
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (f)	2,484,000	2,850,052
Series 2007-PW18:
Class A2, 5.613% 6/11/50	537,155	557,591
Class A4, 5.7% 6/11/50	20,000,000	22,963,540
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,392,738
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (c)(f)(h)	18,258,424	217,217
Series 2006-T22 Class A4, 5.7044% 4/12/38 (f)	217,000	246,550
Series 2006-T24 Class X2, 0.6237% 10/12/41 (c)(f)(h)	2,989,223	22,285
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (c)(f)(h)	122,045,910	1,366,304
Series 2007-T28 Class X2, 0.3272% 9/11/42 (c)(f)(h)	65,663,656	429,769
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (c)(f)	596,291	491,699
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	2,037,000	2,124,267
Class XCL, 1.5913% 5/15/35 (c)(f)(h)	7,126,298	166,763
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	1,465,818	1,470,896
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (c)(f)	217,365	207,169
Class H, 0.6235% 8/15/21 (c)(f)	368,000	343,904
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	2,570,093	2,449,705
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	3,901,653	3,901,750
Class A2, 5.8853% 12/10/49 (f)	2,250,000	2,267,903
Series 2007-FL3A Class A2, 0.3885% 4/15/22 (c)(f)	794,571	749,920
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (f)	1,634,269	1,682,019
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	$ 6,300,000	$ 6,423,581
Series 2007-CD4 Class A4, 5.322% 12/11/49	29,121,000	31,960,356
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,804,166
Class C, 5.476% 12/11/49	3,265,000	935,445
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (f)	1,734,000	1,860,752
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	312,120
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (c)(f)	63,550	61,229
Class H, 0.8685% 4/15/17 (c)(f)	140,000	120,886
Class J, 1.0985% 4/15/17 (c)(f)	108,000	75,600
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (c)(f)	1,323,234	1,217,375
Class D, 0.5885% 11/15/17 (c)(f)	68,839	62,643
Class E, 0.6385% 11/15/17 (c)(f)	244,095	219,685
Class F, 0.6985% 11/15/17 (c)(f)	151,645	134,964
Class G, 0.7485% 11/15/17 (c)(f)	105,420	92,769
Series 2006-CN2A:
Class A2FL, 0.4825% 2/5/19 (c)(f)	4,120,000	3,897,005
Class AJFL, 0.5225% 2/5/19 (f)	1,890,000	1,831,707
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (c)(f)	2,471,000	2,215,172
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	4,941,000	5,139,767
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	3,071,000	2,986,471
Class AJFX, 5.478% 2/5/19 (c)	8,710,000	8,656,878
Series 2006-C8 Class XP, 0.6566% 12/10/46 (f)(h)	14,640,607	128,808
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	12,570	12,613
Series 2004-LB4A Class A5, 4.84% 10/15/37	20,000,000	21,259,220
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (f)	4,906,438	4,970,786
Class A3, 5.542% 1/15/49 (f)	3,468,000	3,775,840
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3 Class A4, 5.9018% 6/15/39 (f)	$ 51,983,000	$ 56,670,567
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,003,210	6,119,798
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (f)(h)	9,786,016	117,608
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	19,378,000	21,223,813
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (c)(f)	6,186,000	4,593,173
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	89,527	89,946
Class A4, 4.75% 1/15/37	807,000	850,241
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (f)(h)	675,604	1,723
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (c)(f)(h)	2,722,666	4,495
Series 2006-C1 Class A3, 5.5944% 2/15/39 (f)	6,429,803	6,870,643
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (c)(f)	656,000	588,826
Class C:
0.4185% 2/15/22 (c)(f)	1,521,000	1,349,735
0.5185% 2/15/22 (c)(f)	543,000	476,320
Class F, 0.5685% 2/15/22 (c)(f)	1,086,000	941,562
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (f)(h)	27,085,393	200,269
Class B, 5.487% 2/15/40 (c)(f)	2,651,000	397,650
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,141,000	1,151,402
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	41,396,000	44,819,325
Series 2001-1 Class X1, 1.5729% 5/15/33 (c)(f)(h)	1,979,668	17,599
Series 2007-C1 Class XP, 0.3493% 12/10/49 (f)(h)	22,841,532	100,640
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (f)(h)	6,012,669	10,300
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (c)(f)	652,000	633,312
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,468,000	3,571,062
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	17,920,865
Series 2006-GG7 Class A3, 6.079% 7/10/38 (f)	3,391,762	3,391,413
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (c)(f)(h)	$ 36,787,112	$ 228,301
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (c)(f)	393,042	374,860
Class F, 0.7025% 6/6/20 (c)(f)	681,000	642,892
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(f)	1,781,000	1,733,269
Class D, 2.3636% 3/6/20 (c)(f)	7,692,000	7,455,086
Class F, 2.8433% 3/6/20 (c)(f)	146,000	140,189
Class G, 3.0177% 3/6/20 (c)(f)	74,000	70,685
Class H, 3.5846% 3/6/20 (c)(f)	446,000	426,465
Class J, 4.4568% 3/6/20 (c)(f)	639,000	615,165
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	418,238	424,189
Series 2005-GG4 Class A3, 4.607% 7/10/39	9,600,000	9,615,091
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (c)(f)(h)	26,387,173	57,102
Series 2006-GG6:
Class A2, 5.506% 4/10/38	4,990,655	5,071,604
Class A3, 5.7508% 4/10/38 (f)	20,000,000	21,522,220
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	3,025,858	3,044,283
Series 2007-GG10 Class A2, 5.778% 8/10/45	567,889	578,254
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (c)(f)	953,308	886,576
Class C, 0.4585% 11/15/18 (c)(f)	677,068	609,361
Class D, 0.4785% 11/15/18 (c)(f)	150,364	132,320
Class E, 0.5285% 11/15/18 (c)(f)	274,951	236,458
Class F, 0.5785% 11/15/18 (c)(f)	411,997	350,198
Class G, 0.6085% 11/15/18 (c)(f)	358,296	293,803
Class H, 0.7485% 11/15/18 (c)(f)	275,013	214,510
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (f)	4,261,003	4,410,897
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	658,969	689,957
Class A3, 5.336% 5/15/47	10,293,000	11,333,509
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	11,353,804
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (f)	$ 16,081,000	$ 18,300,001
Series 2007-LD11:
Class A2, 5.9895% 6/15/49 (f)	4,725,537	4,766,002
Class A4, 6.0045% 6/15/49 (f)	60,756,000	67,079,545
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	3,260,724	3,261,406
Class A3, 5.42% 1/15/49	17,230,000	19,279,285
Series 2005-CB13 Class E, 5.5259% 1/12/43 (c)(f)	877,000	44,756
Series 2006-CB17 Class A3, 5.45% 12/12/43	455,032	469,789
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (f)	148,000	55,111
Class C, 5.9303% 2/12/49 (f)	388,000	113,522
Class D, 5.9303% 2/12/49 (f)	407,000	56,473
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (f)	331,000	84,630
Class CS, 5.466% 1/15/49 (f)	143,000	17,385
Class ES, 5.7445% 1/15/49 (c)(f)	896,000	46,901
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	44,672	44,766
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (f)	1,403,000	1,598,747
Series 1998-C1 Class D, 6.98% 2/18/30	246,884	251,024
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	235,031	237,470
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	145,807	145,969
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,041,406	1,042,640
Class A3, 5.347% 11/15/38	3,172,000	3,581,559
Series 2007-C1 Class A4, 5.424% 2/15/40	20,427,000	23,063,615
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	5,162,677
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (f)(h)	3,944,883	8,276
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (f)(h)	7,393,961	79,145
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (f)(h)	2,764,381	23,414
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	3,957,000	4,481,520
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	30,501,707
Class XCP, 0.431% 9/15/45 (f)(h)	126,724,716	920,148
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (c)(f)	$ 555,142	$ 496,946
Class E, 0.5385% 9/15/21 (c)(f)	2,003,583	1,733,438
Class F, 0.5885% 9/15/21 (c)(f)	4,709,782	3,933,464
Class G, 0.6085% 9/15/21 (c)(f)	8,942,386	7,200,132
Class H, 0.6485% 9/15/21 (c)(f)	492,207	376,622
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,082,540
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,225,023	1,227,162
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (f)	1,175,427	1,186,401
Series 2005-LC1 Class F, 5.5568% 1/12/44 (c)(f)	1,509,000	842,810
Series 2006-C1 Class A2, 5.8093% 5/12/39 (f)	1,607,611	1,663,514
Series 2007-C1:
Class A3, 6.0271% 6/12/50 (f)	7,212,000	7,570,422
Class A4, 6.0271% 6/12/50 (f)	6,564,000	7,382,938
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,212,974
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (f)	261,970	261,895
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (f)	1,845,000	1,874,808
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	1,425,675	1,513,551
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	693,229
Class A4, 5.378% 8/12/48	44,314,000	47,910,923
Class B, 5.479% 8/12/48	5,202,000	1,300,500
Series 2007-6:
Class A2, 5.331% 3/12/51	10,457,211	10,455,569
Class A4, 5.485% 3/12/51 (f)	24,350,000	26,407,745
Series 2007-7 Class A4, 5.81% 6/12/50 (f)	6,069,000	6,563,684
Series 2007-9:
Class A2, 5.59% 9/12/49	7,061,947	7,146,196
Class A4, 5.7% 9/12/49	185,000	205,891
Class ASB, 5.644% 9/12/49	12,500,000	13,379,425
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	6,794,031	7,149,705
Series 2006-4 Class XP, 0.8109% 12/12/49 (f)(h)	25,194,740	420,374
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,734,000	541,637
Series 2007-7 Class B, 5.9345% 6/12/50 (f)	1,295,000	109,169
Series 2007-8 Class A3, 6.1644% 8/12/49 (f)	1,496,000	1,662,207
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(f)	$ 291,739	$ 169,209
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(f)	6,487,000	5,876,444
Class D, 0.439% 10/15/20 (c)(f)	4,105,000	3,698,112
Class E, 0.499% 10/15/20 (c)(f)	8,181,000	6,961,049
Class F, 0.549% 10/15/20 (c)(f)	9,173,000	6,979,552
Class G, 0.589% 10/15/20 (c)(f)	505,000	369,094
Class H, 0.679% 10/15/20 (c)(f)	318,000	184,720
Class J, 0.829% 10/15/20 (c)(f)	186,032	77,367
Class MHRO, 0.939% 10/15/20 (c)(f)	473,997	398,157
Class NHRO, 1.139% 10/15/20 (c)(f)	721,337	591,496
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,786,871	1,820,959
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	7,959,000	8,353,862
Series 2007-IQ13 Class A1, 5.05% 3/15/44	11,509	11,498
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (c)(f)(h)	7,695,625	31,498
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (f)	573,040	576,154
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (f)	1,296,650	1,344,492
Class A4, 5.895% 10/15/42 (f)	520,000	586,750
Series 2006-T23 Class A3, 5.986% 8/12/41 (f)	885,000	924,460
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (f)	2,601,000	2,851,039
Class AAB, 5.654% 4/15/49	4,940,000	5,335,916
Class B, 5.9063% 4/15/49 (f)	426,000	115,441
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	2,834,329	2,957,622
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	82,788	82,916
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (c)(f)	1,481,000	1,159,999
Class F, 0.6296% 9/15/21 (c)(f)	1,532,000	1,153,985
Class G, 0.6496% 9/15/21 (c)(f)	1,452,000	1,050,165
Class J, 0.8896% 9/15/21 (c)(f)	323,000	146,401
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (c)(f)	93,624	84,262
Class AP2, 1.0485% 6/15/20 (c)(f)	157,378	138,492
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.7285% 6/15/20 (c)(f)	$ 3,844,000	$ 2,498,600
Class LXR1, 0.9485% 6/15/20 (c)(f)	212,473	172,103
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	1,449,965	1,460,102
Series 2003-C8 Class A3, 4.445% 11/15/35	6,248,639	6,317,174
Series 2006-C29 Class A3, 5.313% 11/15/48	4,606,000	4,745,979
Series 2007-C30:
Class A3, 5.246% 12/15/43	558,471	571,381
Class A4, 5.305% 12/15/43	510,000	541,983
Class A5, 5.342% 12/15/43	40,290,000	43,886,245
Series 2007-C31 Class A4, 5.509% 4/15/47	24,011,309	26,236,485
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (f)	1,783,654	1,848,604
Class A3, 5.9287% 6/15/49 (f)	28,312,000	31,168,596
Series 2003-C6 Class G, 5.125% 8/15/35 (c)(f)	824,000	823,461
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,577,619
Series 2005-C22:
Class B, 5.5336% 12/15/44 (f)	3,845,000	2,642,553
Class F, 5.5336% 12/15/44 (c)(f)	2,892,000	699,222
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	5,202,000	2,054,244
Class D, 5.513% 12/15/43 (f)	2,774,000	708,061
Class XP, 0.6327% 12/15/43 (c)(f)(h)	15,510,552	151,538
Series 2007-C31 Class C, 5.8735% 4/15/47 (f)	4,147,000	846,859
Series 2007-C31A Class A2, 5.421% 4/15/47	13,127,691	13,640,013
Series 2007-C32:
Class D, 5.9287% 6/15/49 (f)	1,303,000	380,952
Class E, 5.9287% 6/15/49 (f)	2,054,000	512,473
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0964% 2/15/51 (f)	19,402,500	21,389,394
Class A5, 6.0964% 2/15/51 (f)	12,818,000	14,153,008
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $923,901,646)		1,108,127,770
Municipal Securities - 0.4%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	$ 5,700,000	$ 5,894,769
California Gen. Oblig.:
5.25% 4/1/14	9,500,000	10,147,520
7.5% 4/1/34	18,570,000	23,944,344
7.55% 4/1/39	5,005,000	6,626,570
7.6% 11/1/40	7,490,000	10,019,822
7.625% 3/1/40	6,020,000	7,999,256
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	9,780,000	10,274,966
Series 2011, 5.877% 3/1/19	5,170,000	5,724,793
TOTAL MUNICIPAL SECURITIES (Cost $74,672,482)		80,632,040
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 3.25% 9/14/21	6,923,000	7,099,537
United Mexican States 6.05% 1/11/40	14,700,000	17,897,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,761,657)		24,996,787
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514,662)	528,000	548,095
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,871,843)	6,320,000	7,268,973
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g)	49,259,760	5,344,191,374
Fidelity Specialized High Income Central Fund (g)	2,025,311	210,348,826
TOTAL FIXED-INCOME FUNDS (Cost $5,254,353,778)		5,554,540,200
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Credit Suisse Ltd. (Guernsey) 5.86% (d)(f) (Cost $2,164,123)	$ 5,543,000	$ 5,138,720
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,542,118,012)	1,542,118,012	1,542,118,012
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $21,941,970,183)		23,327,331,343
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(1,029,051,263)
NET ASSETS - 100%	$ 22,298,280,080
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 3/1/42	$ (209,500,000)	(216,541,023)
3.5% 3/1/42	(209,500,000)	(216,541,023)
3.5% 3/1/42	(209,500,000)	(216,541,023)
3.5% 3/1/42	(7,500,000)	(7,752,065)
3.5% 3/1/42	(85,800,000)	(88,683,626)
4% 3/1/42	(42,700,000)	(44,939,585)
4.5% 3/1/42	(96,300,000)	(102,633,535)
4.5% 3/1/42	(101,500,000)	(108,175,533)
4.5% 3/1/42	(101,500,000)	(108,175,533)
5% 3/1/42	(58,000,000)	(62,638,475)
5% 3/1/42	(25,000,000)	(26,999,343)
5% 3/1/42	(26,000,000)	(28,079,316)
5% 3/1/42	(26,000,000)	(28,079,316)
5.5% 3/1/42	(2,600,000)	(2,832,861)
TOTAL FANNIE MAE		(1,258,612,257)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
4% 3/1/42	$ (5,400,000)	$ (5,815,694)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,263,920,480)		$ (1,264,427,951)
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 1,249,365
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $824,370,310 or 3.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 310,970
Fidelity Mortgage Backed Securities Central Fund	81,465,753
Fidelity Specialized High Income Central Fund	6,554,542
Total	$ 88,331,265
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 5,244,512,062	$ 81,465,757	$ -	$ 5,344,191,374	41.0%
Fidelity Specialized High Income Central Fund	193,376,114	6,554,542	-	210,348,826	47.1%
Total	$ 5,437,888,176	$ 88,020,299	$ -	$ 5,554,540,200
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,520,439,876	$ -	$ 4,520,439,876	$ -
U.S. Government and Government Agency Obligations	6,691,671,547	-	6,691,671,547	-
U.S. Government Agency - Mortgage Securities	3,273,321,326	-	3,273,321,326	-
Asset-Backed Securities	472,682,148	-	458,178,264	14,503,884
Collateralized Mortgage Obligations	45,845,849	-	42,711,980	3,133,869
Commercial Mortgage Securities	1,108,127,770	-	1,060,654,418	47,473,352
Municipal Securities	80,632,040	-	80,632,040	-
Foreign Government and Government Agency Obligations	24,996,787	-	24,996,787	-
Supranational Obligations	548,095	-	548,095	-
Bank Notes	7,268,973	-	7,268,973	-
Fixed-Income Funds	5,554,540,200	5,554,540,200	-	-
Preferred Securities	5,138,720	-	5,138,720	-
Money Market Funds	1,542,118,012	1,542,118,012	-	-
Total Investments in Securities:	$ 23,327,331,343	$ 7,096,658,212	$ 16,165,562,026	$ 65,111,105
Derivative Instruments:
Assets
Swap Agreements	$ 1,249,365	$ -	$ 1,249,365	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,264,427,951)	$ -	$ (1,264,427,951)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 84,732,597
Total Realized Gain (Loss)	1,557,909
Total Unrealized Gain (Loss)	(6,904,677)
Cost of Purchases	10,470
Proceeds of Sales	(9,704,674)
Amortization/Accretion	115,551
Transfers in to Level 3	14,231,850
Transfers out of Level 3	(18,927,921)
Ending Balance	$ 65,111,105
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (5,102,369)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 1,249,365	$ -
Total Value of Derivatives	$ 1,249,365	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,145,498,393)	$ 16,230,673,131
Fidelity Central Funds (cost $6,796,471,790)	7,096,658,212
Total Investments (cost $21,941,970,183)		$ 23,327,331,343
Cash		20,483
Receivable for investments sold Regular delivery		69,025,870
Delayed delivery		1,879,377
Receivable for TBA sale commitments		1,263,920,480
Receivable for fund shares sold		17,463,307
Interest receivable		100,687,953
Distributions receivable from Fidelity Central Funds		154,239
Swap agreements, at value		1,249,365
Receivable from investment adviser for expense reductions		372,400
Total assets		24,782,104,817

Liabilities
Payable for investments purchased Regular delivery	$ 77,864,517
Delayed delivery	1,132,186,058
TBA sale commitments, at value	1,264,427,951
Payable for fund shares redeemed	1,703,767
Accrued management fee	6,335,540
Other affiliated payables	1,306,904
Total liabilities		2,483,824,737

Net Assets		$ 22,298,280,080
Net Assets consist of:
Paid in capital		$ 20,734,794,248
Undistributed net investment income		68,711,105
Accumulated undistributed net realized gain (loss) on investments		108,671,673
Net unrealized appreciation (depreciation) on investments		1,386,103,054
Net Assets		$ 22,298,280,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($14,071,118,925 ÷ 1,195,512,912 shares)	$ 11.77

Class F: Net Asset Value, offering price and redemption price per share ($8,227,161,155 ÷ 698,758,085 shares)	$ 11.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 29, 2012 (Unaudited)
Investment Income
Dividends		$ 224,963
Interest		273,406,112
Income from Fidelity Central Funds		88,331,265
Total income		361,962,340

Expenses
Management fee	$ 37,036,218
Transfer agent fees	8,269,346
Independent trustees' compensation	38,763
Miscellaneous	29,704
Total expenses before reductions	45,374,031
Expense reductions	(1,281,019)	44,093,012
Net investment income (loss)		317,869,328
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	327,577,595
Swap agreements	1,610,944
Total net realized gain (loss)		329,188,539
Change in net unrealized appreciation (depreciation) on: Investment securities	18,180,393
Swap agreements	(1,625,618)
Delayed delivery commitments	(4,626,948)
Total change in net unrealized appreciation (depreciation)		11,927,827
Net gain (loss)		341,116,366
Net increase (decrease) in net assets resulting from operations		$ 658,985,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 317,869,328	$ 631,029,381
Net realized gain (loss)	329,188,539	338,800,499
Change in net unrealized appreciation (depreciation)	11,927,827	144,058,889
Net increase (decrease) in net assets resulting from operations	658,985,694	1,113,888,769
Distributions to shareholders from net investment income	(364,314,113)	(597,695,984)
Distributions to shareholders from net realized gain	(387,600,029)	(464,316,023)
Total distributions	(751,914,142)	(1,062,012,007)
Share transactions - net increase (decrease)	812,758,338	5,258,487,798
Total increase (decrease) in net assets	719,829,890	5,310,364,560

Net Assets
Beginning of period	21,578,450,190	16,268,085,630
End of period (including undistributed net investment income of $68,711,105 and undistributed net investment income of $115,155,890, respectively)	$ 22,298,280,080	$ 21,578,450,190

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Investment Grade Bond

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.94	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.175	.374	.432	.486
Net realized and unrealized gain (loss)	.185	.206	.765	1.146
Total from investment operations	.360	.580	1.197	1.632
Distributions from net investment income	(.200)	(.357)	(.422)	(.332)
Distributions from net realized gain	(.220)	(.333)	(.125)	(.010)
Total distributions	(.420)	(.690)	(.547)	(.342)
Net asset value, end of period	$ 11.77	$ 11.83	$ 11.94	$ 11.29
Total Return B, C	3.13%	5.11%	10.90%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.47%	.48%	.50% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45% A
Net investment income (loss)	2.99% A	3.23%	3.75%	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,071,119	$ 15,646,684	$ 14,060,678	$ 11,881,921
Portfolio turnover rate F	169% A	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.95	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.180	.385	.442	.104
Net realized and unrealized gain (loss)	.176	.207	.767	.323
Total from investment operations	.356	.592	1.209	.427
Distributions from net investment income	(.206)	(.369)	(.434)	(.087)
Distributions from net realized gain	(.220)	(.333)	(.125)	-
Total distributions	(.426)	(.702)	(.559)	(.087)
Net asset value, end of period	$ 11.77	$ 11.84	$ 11.95	$ 11.30
Total Return B, C	3.09%	5.22%	11.00%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	3.09% A	3.33%	3.85%	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,227,161	$ 5,931,766	$ 2,207,408	$ 949
Portfolio turnover rate F	169% A	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

1. Organization.

Fidelity® Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,477,991,212
Gross unrealized depreciation	(24,578,037)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,453,413,175

Tax cost	$ 21,873,918,168

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ 1,610,944	$ (1,625,618)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded

Semiannual Report

5. Derivative Instruments - continued

Swap Agreements - continued

as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, and U.S. government securities, aggregated $1,072,753,033 and $1,058,987,691, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Investment Grade Bond	$ 8,269,346.12

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,704 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $157,441.

10. Expense Reductions.

FMR contractually agreed to reimburse Series Investment Grade Bond to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Series Investment Grade Bond	.45%	$ 1,271,208

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $9,811.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Series Investment Grade Bond	$ 245,016,203	$ 469,866,832
Class F	119,297,910	127,829,152
Total	$ 364,314,113	$ 597,695,984
From net realized gain
Series Investment Grade Bond	$ 272,110,066	$ 390,541,227
Class F	115,489,963	73,774,796
Total	$ 387,600,029	$ 464,316,023

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Series Investment Grade Bond
Shares sold	92,250,264	451,499,122	$ 1,083,269,226	$ 5,183,502,338
Reinvestment of distributions	44,339,680	74,139,940	517,126,269	860,408,059
Shares redeemed	(263,487,233)	(380,697,655)	(3,098,411,634)	(4,434,699,696)
Net increase (decrease)	(126,897,289)	144,941,407	$ (1,498,016,139)	$ 1,609,210,701
Class F
Shares sold	221,059,887	358,410,253	$ 2,592,500,151	$ 4,141,620,186
Reinvestment of distributions	20,120,015	17,377,272	234,787,873	201,603,947
Shares redeemed	(43,588,017)	(59,415,711)	(516,513,547)	(693,947,036)
Net increase (decrease)	197,591,885	316,371,814	$ 2,310,774,477	$ 3,649,277,097

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate, were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2010, the total returns of Class F and the retail class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Series Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F of the fund was in the third quartile for the period shown. The Board also noted that the investment performance of Class F of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in "fund level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Investment Grade Bond Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund limit the total expenses of the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LIG-SANN-0412
1.873110.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012